Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Transamerica Funds
Entity Central Index Key		0000787623
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000241759
Shareholder Report [Line Items]
Fund Name		Transamerica International Sustainable Equity
Class Name		Class A
Trading Symbol		TISDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.00%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed, the MSCI All-Country World Index ("ACWI") ex-US Index, a benchmark of the Fund, for the fiscal year ended October 31, 2024. The fund's quality approach was not in favor as reflected in the MSCI ACWI ex-US Quality Index underperforming the MSCI ACWI ex-US Index. Among market factors, momentum was the big winner for the year with the ACWI ex-US Momentum Index significantly outperforming the MSCI ACWI ex-US Index.

We, Calamos Advisors LLC, the Fund’s sub-adviser, have been through soft periods for quality in the past and understand how important it is to stick to our investment approach and philosophy. We made some adjustments over the year but our low-turnover, benchmark-aware approach remains very much intact.

At the stock level, Edenred SE, SMC Corp., and Samsung SDI Co. Ltd. were the three biggest detractors to performance, while Taiwan Semiconductor Manufacturing Co., Recruit Holdings Co. Ltd., and Industria De Disono Textil SA (Inditex) were the three biggest contributors. Not holding Tencent, Royal Bank of Canada, and HSBC also weakened returns.

On a sector basis, holdings and an underweight in the financials sector and holdings in the communication services sector detracted, while industrial, health care, and consumer discretionary sector holdings were among the strongest contributors.

Geographically, French, and Korean stocks underperformed, and stock selection was weak in North America, with our Canadian picks underperforming. Among positives, Western Europe, and Asia Pacific both showed strong stock selection. Our underweight to Central Asia was a drag, while our overweight to Europe was a tailwind. Spanish and Taiwanese stocks helped returns most.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI All Country World ex-U.S. Index
3/31/2023	$9,452	$10,000
4/30/2023	$9,716	$10,174
5/31/2023	$9,433	$9,804
6/30/2023	$9,802	$10,244
7/31/2023	$10,047	$10,660
8/31/2023	$9,471	$10,179
9/30/2023	$8,932	$9,857
10/31/2023	$8,554	$9,451
11/30/2023	$9,329	$10,301
12/31/2023	$9,904	$10,819
1/31/2024	$9,616	$10,711
2/29/2024	$9,913	$10,982
3/31/2024	$10,105	$11,326
4/30/2024	$9,789	$11,122
5/31/2024	$10,191	$11,445
6/30/2024	$10,105	$11,434
7/31/2024	$10,402	$11,699
8/31/2024	$10,853	$12,032
9/30/2024	$11,064	$12,356
10/31/2024	$10,460	$11,750

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class A with Load	15.52%	2.87%
Class A	22.28%	6.60%
MSCI All Country World ex-U.S. IndexFootnote Reference(a)	24.33%	10.70%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 5,872,130
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,872,130
Number of Portfolio Holdings	75
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	14.0%
United Kingdom	9.4
France	8.9
Germany	5.8
Ireland	5.6
Taiwan	4.8
Switzerland	4.7
China	4.2
Hong Kong	4.1
Spain	4.0

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	18.2%
Financials	18.1
Information Technology	14.3
Health Care	12.8
Consumer Discretionary	12.6
Consumer Staples	7.4
Materials	6.9
Communication Services	3.4
Utilities	3.3
Real Estate	1.3
Other Investment Company	1.7
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Hitachi Ltd.	2.8
BYD Co. Ltd., Class H	2.8
Sony Group Corp.	2.5
HDFC Bank Ltd.	2.5
AIA Group Ltd.	2.4
SAP SE	2.4
Recruit Holdings Co. Ltd.	2.3
Novo Nordisk AS, Class B	2.3
Kerry Group PLC, Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241757
Shareholder Report [Line Items]
Fund Name		Transamerica International Sustainable Equity
Class Name		Class R6
Trading Symbol		TISLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.70%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed, the MSCI All-Country World Index ("ACWI") ex-US Index, a benchmark of the Fund, for the fiscal year ended October 31, 2024. The fund's quality approach was not in favor as reflected in the MSCI ACWI ex-US Quality Index underperforming the MSCI ACWI ex-US Index. Among market factors, momentum was the big winner for the year with the ACWI ex-US Momentum Index significantly outperforming the MSCI ACWI ex-US Index.

We, Calamos Advisors LLC, the Fund’s sub-adviser, have been through soft periods for quality in the past and understand how important it is to stick to our investment approach and philosophy. We made some adjustments over the year but our low-turnover, benchmark-aware approach remains very much intact.

At the stock level, Edenred SE, SMC Corp., and Samsung SDI Co. Ltd. were the three biggest detractors to performance, while Taiwan Semiconductor Manufacturing Co., Recruit Holdings Co. Ltd., and Industria De Disono Textil SA (Inditex) were the three biggest contributors. Not holding Tencent, Royal Bank of Canada, and HSBC also weakened returns.

On a sector basis, holdings and an underweight in the financials sector and holdings in the communication services sector detracted, while industrial, health care, and consumer discretionary sector holdings were among the strongest contributors.

Geographically, French, and Korean stocks underperformed, and stock selection was weak in North America, with our Canadian picks underperforming. Among positives, Western Europe, and Asia Pacific both showed strong stock selection. Our underweight to Central Asia was a drag, while our overweight to Europe was a tailwind. Spanish and Taiwanese stocks helped returns most.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex-U.S. Index
3/31/2023	$10,000	$10,000
4/30/2023	$10,290	$10,174
5/31/2023	$9,990	$9,804
6/30/2023	$10,380	$10,244
7/31/2023	$10,640	$10,660
8/31/2023	$10,040	$10,179
9/30/2023	$9,470	$9,857
10/31/2023	$9,070	$9,451
11/30/2023	$9,890	$10,301
12/31/2023	$10,519	$10,819
1/31/2024	$10,205	$10,711
2/29/2024	$10,529	$10,982
3/31/2024	$10,732	$11,326
4/30/2024	$10,397	$11,122
5/31/2024	$10,834	$11,445
6/30/2024	$10,752	$11,434
7/31/2024	$11,067	$11,699
8/31/2024	$11,544	$12,032
9/30/2024	$11,777	$12,356
10/31/2024	$11,138	$11,750

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class R6	22.80%	7.03%
MSCI All Country World ex-U.S. IndexFootnote Reference(a)	24.33%	10.70%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 5,872,130
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,872,130
Number of Portfolio Holdings	75
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Top Country Allocation (Percentage of Net Assets)

Japan	14.0%
United Kingdom	9.4
France	8.9
Germany	5.8
Ireland	5.6
Taiwan	4.8
Switzerland	4.7
China	4.2
Hong Kong	4.1
Spain	4.0

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	18.2%
Financials	18.1
Information Technology	14.3
Health Care	12.8
Consumer Discretionary	12.6
Consumer Staples	7.4
Materials	6.9
Communication Services	3.4
Utilities	3.3
Real Estate	1.3
Other Investment Company	1.7
Preferred Stocks	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Hitachi Ltd.	2.8
BYD Co. Ltd., Class H	2.8
Sony Group Corp.	2.5
HDFC Bank Ltd.	2.5
AIA Group Ltd.	2.4
SAP SE	2.4
Recruit Holdings Co. Ltd.	2.3
Novo Nordisk AS, Class B	2.3
Kerry Group PLC, Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000093288
Shareholder Report [Line Items]
Fund Name		Transamerica Large Cap Value
Class Name		Class A
Trading Symbol		TWQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	0.98%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, U.S. equity markets posted strong absolute returns, pushing some market benchmarks to new all-time highs. Despite periods of volatility over the period, the rally in U.S. equity markets reflected increased enthusiasm by investors that the U.S. Federal Reserve (“Fed”) will successfully navigate a soft landing.

Strong stock selection drove the Fund’s outperformance, while sector allocation detracted from performance. Stock selection was strongest in the technology, healthcare, and manufacturing sectors, which contributed most to performance, while we realized negative stock selection in energy, utilities, and real estate. An overweight to healthcare, which lagged the benchmark over the period, drove negative sector allocation impacts. In addition, an underweight to financials also detracted from performance as the sector materially outpaced the benchmark. Cash was also a drag on performance given the strong absolute returns of the market.

At the stock level, the top contributor over the period was Broadcom, Inc. (“Broadcom”). Shares of Broadcom, a provider of semiconductor components and enterprise software solutions, rallied given it is uniquely positioned within the Artificial Intelligence landscape. The largest detractor in the Fund was Schlumberger NV (“SLB”). Shares of SLB, an oilfield services company that holds the most international exposure within the oilfield services group, underperformed in the period, fueled by softness in oil prices. Weak oil prices caused delays in expected production increases from Saudi/OPEC markets, which also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$9,453	$10,000	$10,000
11/30/2014	$9,737	$10,242	$10,205
12/31/2014	$9,712	$10,242	$10,267
1/31/2015	$9,285	$9,957	$9,857
2/28/2015	$10,085	$10,534	$10,334
3/31/2015	$9,939	$10,427	$10,193
4/30/2015	$10,025	$10,474	$10,289
5/31/2015	$10,142	$10,619	$10,412
6/30/2015	$10,098	$10,441	$10,204
7/31/2015	$10,106	$10,616	$10,249
8/31/2015	$9,520	$9,975	$9,639
9/30/2015	$9,128	$9,684	$9,348
10/31/2015	$9,967	$10,449	$10,053
11/30/2015	$10,132	$10,507	$10,091
12/31/2015	$9,917	$10,291	$9,874
1/31/2016	$9,408	$9,711	$9,364
2/29/2016	$9,601	$9,707	$9,362
3/31/2016	$10,234	$10,391	$10,036
4/30/2016	$10,498	$10,455	$10,247
5/31/2016	$10,771	$10,642	$10,406
6/30/2016	$10,585	$10,664	$10,496
7/31/2016	$11,097	$11,087	$10,801
8/31/2016	$11,344	$11,116	$10,884
9/30/2016	$11,257	$11,133	$10,861
10/31/2016	$10,947	$10,892	$10,693
11/30/2016	$11,575	$11,380	$11,304
12/31/2016	$12,059	$11,602	$11,587
1/31/2017	$11,924	$11,820	$11,669
2/28/2017	$12,377	$12,260	$12,089
3/31/2017	$12,411	$12,268	$11,965
4/30/2017	$12,479	$12,398	$11,943
5/31/2017	$12,411	$12,525	$11,931
6/30/2017	$12,690	$12,638	$12,126
7/31/2017	$12,894	$12,876	$12,287
8/31/2017	$12,593	$12,901	$12,144
9/30/2017	$13,158	$13,216	$12,504
10/31/2017	$13,167	$13,504	$12,595
11/30/2017	$13,391	$13,914	$12,980
12/31/2017	$13,512	$14,053	$13,170
1/31/2018	$14,012	$14,794	$13,679
2/28/2018	$13,393	$14,249	$13,026
3/31/2018	$13,053	$13,963	$12,797
4/30/2018	$13,314	$14,016	$12,839
5/31/2018	$13,630	$14,412	$12,915
6/30/2018	$13,622	$14,506	$12,947
7/31/2018	$14,114	$14,987	$13,460
8/31/2018	$14,300	$15,514	$13,659
9/30/2018	$14,303	$15,539	$13,686
10/31/2018	$13,241	$14,395	$12,977
11/30/2018	$13,383	$14,683	$13,364
12/31/2018	$12,086	$13,317	$12,081
1/31/2019	$13,308	$14,460	$13,021
2/28/2019	$13,650	$14,968	$13,437
3/31/2019	$13,702	$15,187	$13,523
4/30/2019	$14,229	$15,793	$14,003
5/31/2019	$12,818	$14,771	$13,102
6/30/2019	$13,738	$15,809	$14,043
7/31/2019	$13,849	$16,044	$14,159
8/31/2019	$12,900	$15,717	$13,743
9/30/2019	$13,635	$15,993	$14,233
10/31/2019	$13,573	$16,337	$14,432
11/30/2019	$13,783	$16,958	$14,878
12/31/2019	$14,202	$17,447	$15,288
1/31/2020	$13,653	$17,428	$14,959
2/29/2020	$12,182	$16,002	$13,510
3/31/2020	$9,663	$13,801	$11,201
4/30/2020	$10,962	$15,629	$12,460
5/31/2020	$11,580	$16,465	$12,887
6/30/2020	$11,612	$16,841	$12,802
7/31/2020	$11,793	$17,797	$13,308
8/31/2020	$12,283	$19,087	$13,858
9/30/2020	$11,943	$18,392	$13,518
10/31/2020	$11,801	$17,995	$13,340
11/30/2020	$13,785	$20,184	$15,135
12/31/2020	$14,318	$21,092	$15,715
1/31/2021	$14,344	$20,998	$15,571
2/28/2021	$15,152	$21,654	$16,512
3/31/2021	$16,175	$22,431	$17,484
4/30/2021	$16,919	$23,587	$18,183
5/31/2021	$17,271	$23,695	$18,607
6/30/2021	$17,153	$24,279	$18,394
7/31/2021	$17,375	$24,689	$18,541
8/31/2021	$17,649	$25,393	$18,909
9/30/2021	$17,117	$24,254	$18,251
10/31/2021	$18,399	$25,894	$19,178
11/30/2021	$17,693	$25,500	$18,502
12/31/2021	$18,718	$26,504	$19,669
1/31/2022	$18,359	$24,945	$19,211
2/28/2022	$18,039	$24,317	$18,988
3/31/2022	$18,597	$25,105	$19,524
4/30/2022	$17,342	$22,852	$18,423
5/31/2022	$17,663	$22,822	$18,781
6/30/2022	$16,189	$20,912	$17,140
7/31/2022	$17,232	$22,874	$18,276
8/31/2022	$16,898	$22,021	$17,732
9/30/2022	$15,492	$19,979	$16,177
10/31/2022	$17,168	$21,617	$17,836
11/30/2022	$18,094	$22,745	$18,950
12/31/2022	$17,307	$21,414	$18,186
1/31/2023	$18,075	$22,888	$19,129
2/28/2023	$17,492	$22,353	$18,454
3/31/2023	$17,356	$22,951	$18,369
4/30/2023	$17,783	$23,196	$18,646
5/31/2023	$17,170	$23,286	$17,927
6/30/2023	$18,204	$24,876	$19,118
7/31/2023	$18,805	$25,768	$19,790
8/31/2023	$18,362	$25,270	$19,256
9/30/2023	$17,736	$24,067	$18,513
10/31/2023	$17,148	$23,429	$17,860
11/30/2023	$18,438	$25,613	$19,207
12/31/2023	$19,505	$26,972	$20,271
1/31/2024	$19,798	$27,271	$20,292
2/29/2024	$20,740	$28,747	$21,041
3/31/2024	$21,914	$29,674	$22,092
4/30/2024	$21,109	$28,369	$21,149
5/31/2024	$21,589	$29,709	$21,819
6/30/2024	$21,574	$30,629	$21,614
7/31/2024	$22,349	$31,198	$22,719
8/31/2024	$22,861	$31,877	$23,328
9/30/2024	$23,139	$32,537	$23,652
10/31/2024	$23,062	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	27.05%	9.93%	8.71%
Class A	34.49%	11.18%	9.33%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,922,054,984
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 10,352,747
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,922,054,984
Number of Portfolio Holdings	45
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,352,747

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	19.0%
Financials	18.3
Industrials	15.3
Energy	7.9
Communication Services	7.8
Information Technology	7.1
Consumer Staples	6.5
Materials	5.5
Consumer Discretionary	3.8
Real Estate	3.6
Utilities	2.5
Repurchase Agreement	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	4.1
Wells Fargo & Co.	3.5
Blackrock, Inc.	3.2
AbbVie, Inc.	3.0
Parker-Hannifin Corp.	2.9
UnitedHealth Group, Inc.	2.9
Boston Scientific Corp.	2.8
Hartford Financial Services Group, Inc.	2.7
RTX Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000093289
Shareholder Report [Line Items]
Fund Name		Transamerica Large Cap Value
Class Name		Class C
Trading Symbol		TWQCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.75%

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, U.S. equity markets posted strong absolute returns, pushing some market benchmarks to new all-time highs. Despite periods of volatility over the period, the rally in U.S. equity markets reflected increased enthusiasm by investors that the U.S. Federal Reserve (“Fed”) will successfully navigate a soft landing.

Strong stock selection drove the Fund’s outperformance, while sector allocation detracted from performance. Stock selection was strongest in the technology, healthcare, and manufacturing sectors, which contributed most to performance, while we realized negative stock selection in energy, utilities, and real estate. An overweight to healthcare, which lagged the benchmark over the period, drove negative sector allocation impacts. In addition, an underweight to financials also detracted from performance as the sector materially outpaced the benchmark. Cash was also a drag on performance given the strong absolute returns of the market.

At the stock level, the top contributor over the period was Broadcom, Inc. (“Broadcom”). Shares of Broadcom, a provider of semiconductor components and enterprise software solutions, rallied given it is uniquely positioned within the Artificial Intelligence landscape. The largest detractor in the Fund was Schlumberger NV (“SLB”). Shares of SLB, an oilfield services company that holds the most international exposure within the oilfield services group, underperformed in the period, fueled by softness in oil prices. Weak oil prices caused delays in expected production increases from Saudi/OPEC markets, which also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,294	$10,242	$10,205
12/31/2014	$10,263	$10,242	$10,267
1/31/2015	$9,802	$9,957	$9,857
2/28/2015	$10,650	$10,534	$10,334
3/31/2015	$10,478	$10,427	$10,193
4/30/2015	$10,569	$10,474	$10,289
5/31/2015	$10,684	$10,619	$10,412
6/30/2015	$10,629	$10,441	$10,204
7/31/2015	$10,637	$10,616	$10,249
8/31/2015	$10,018	$9,975	$9,639
9/30/2015	$9,592	$9,684	$9,348
10/31/2015	$10,468	$10,449	$10,053
11/30/2015	$10,633	$10,507	$10,091
12/31/2015	$10,403	$10,291	$9,874
1/31/2016	$9,868	$9,711	$9,364
2/29/2016	$10,062	$9,707	$9,362
3/31/2016	$10,710	$10,391	$10,036
4/30/2016	$10,978	$10,455	$10,247
5/31/2016	$11,264	$10,642	$10,406
6/30/2016	$11,061	$10,664	$10,496
7/31/2016	$11,589	$11,087	$10,801
8/31/2016	$11,839	$11,116	$10,884
9/30/2016	$11,735	$11,133	$10,861
10/31/2016	$11,410	$10,892	$10,693
11/30/2016	$12,059	$11,380	$11,304
12/31/2016	$12,546	$11,602	$11,587
1/31/2017	$12,405	$11,820	$11,669
2/28/2017	$12,868	$12,260	$12,089
3/31/2017	$12,898	$12,268	$11,965
4/30/2017	$12,959	$12,398	$11,943
5/31/2017	$12,878	$12,525	$11,931
6/30/2017	$13,157	$12,638	$12,126
7/31/2017	$13,369	$12,876	$12,287
8/31/2017	$13,046	$12,901	$12,144
9/30/2017	$13,630	$13,216	$12,504
10/31/2017	$13,620	$13,504	$12,595
11/30/2017	$13,842	$13,914	$12,980
12/31/2017	$13,966	$14,053	$13,170
1/31/2018	$14,474	$14,794	$13,679
2/28/2018	$13,830	$14,249	$13,026
3/31/2018	$13,476	$13,963	$12,797
4/30/2018	$13,724	$14,016	$12,839
5/31/2018	$14,041	$14,412	$12,915
6/30/2018	$14,029	$14,506	$12,947
7/31/2018	$14,527	$14,987	$13,460
8/31/2018	$14,708	$15,514	$13,659
9/30/2018	$14,708	$15,539	$13,686
10/31/2018	$13,599	$14,395	$12,977
11/30/2018	$13,735	$14,683	$13,364
12/31/2018	$12,388	$13,317	$12,081
1/31/2019	$13,650	$14,460	$13,021
2/28/2019	$13,978	$14,968	$13,437
3/31/2019	$14,032	$15,187	$13,523
4/30/2019	$14,563	$15,793	$14,003
5/31/2019	$13,109	$14,771	$13,102
6/30/2019	$14,041	$15,809	$14,043
7/31/2019	$14,155	$16,044	$14,159
8/31/2019	$13,179	$15,717	$13,743
9/30/2019	$13,908	$15,993	$14,233
10/31/2019	$13,844	$16,337	$14,432
11/30/2019	$14,035	$16,958	$14,878
12/31/2019	$14,460	$17,447	$15,288
1/31/2020	$13,883	$17,428	$14,959
2/29/2020	$12,390	$16,002	$13,510
3/31/2020	$9,832	$13,801	$11,201
4/30/2020	$11,133	$15,629	$12,460
5/31/2020	$11,751	$16,465	$12,887
6/30/2020	$11,785	$16,841	$12,802
7/31/2020	$11,956	$17,797	$13,308
8/31/2020	$12,444	$19,087	$13,858
9/30/2020	$12,096	$18,392	$13,518
10/31/2020	$11,938	$17,995	$13,340
11/30/2020	$13,943	$20,184	$15,135
12/31/2020	$14,470	$21,092	$15,715
1/31/2021	$14,483	$20,998	$15,571
2/28/2021	$15,304	$21,654	$16,512
3/31/2021	$16,324	$22,431	$17,484
4/30/2021	$17,052	$23,587	$18,183
5/31/2021	$17,396	$23,695	$18,607
6/30/2021	$17,264	$24,279	$18,394
7/31/2021	$17,476	$24,689	$18,541
8/31/2021	$17,740	$25,393	$18,909
9/30/2021	$17,197	$24,254	$18,251
10/31/2021	$18,468	$25,894	$19,178
11/30/2021	$17,754	$25,500	$18,502
12/31/2021	$18,770	$26,504	$19,669
1/31/2022	$18,393	$24,945	$19,211
2/28/2022	$18,070	$24,317	$18,988
3/31/2022	$18,615	$25,105	$19,524
4/30/2022	$17,348	$22,852	$18,423
5/31/2022	$17,658	$22,822	$18,781
6/30/2022	$16,177	$20,912	$17,140
7/31/2022	$17,214	$22,874	$18,276
8/31/2022	$16,864	$22,021	$17,732
9/30/2022	$15,456	$19,979	$16,177
10/31/2022	$17,113	$21,617	$17,836
11/30/2022	$18,016	$22,745	$18,950
12/31/2022	$17,234	$21,414	$18,186
1/31/2023	$17,976	$22,888	$19,129
2/28/2023	$17,391	$22,353	$18,454
3/31/2023	$17,247	$22,951	$18,369
4/30/2023	$17,661	$23,196	$18,646
5/31/2023	$17,033	$23,286	$17,927
6/30/2023	$18,060	$24,876	$19,118
7/31/2023	$18,631	$25,768	$19,790
8/31/2023	$18,188	$25,270	$19,256
9/30/2023	$17,556	$24,067	$18,513
10/31/2023	$16,969	$23,429	$17,860
11/30/2023	$18,227	$25,613	$19,207
12/31/2023	$19,267	$26,972	$20,271
1/31/2024	$19,544	$27,271	$20,292
2/29/2024	$20,467	$28,747	$21,041
3/31/2024	$21,594	$29,674	$22,092
4/30/2024	$20,794	$28,369	$21,149
5/31/2024	$21,255	$29,709	$21,819
6/30/2024	$21,230	$30,629	$21,614
7/31/2024	$21,984	$31,198	$22,719
8/31/2024	$22,476	$31,877	$23,328
9/30/2024	$22,724	$32,537	$23,652
10/31/2024	$22,631	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	32.37%	10.33%	8.51%
Class C	33.37%	10.33%	8.51%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,922,054,984
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 10,352,747
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,922,054,984
Number of Portfolio Holdings	45
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,352,747

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	19.0%
Financials	18.3
Industrials	15.3
Energy	7.9
Communication Services	7.8
Information Technology	7.1
Consumer Staples	6.5
Materials	5.5
Consumer Discretionary	3.8
Real Estate	3.6
Utilities	2.5
Repurchase Agreement	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	4.1
Wells Fargo & Co.	3.5
Blackrock, Inc.	3.2
AbbVie, Inc.	3.0
Parker-Hannifin Corp.	2.9
UnitedHealth Group, Inc.	2.9
Boston Scientific Corp.	2.8
Hartford Financial Services Group, Inc.	2.7
RTX Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000093290
Shareholder Report [Line Items]
Fund Name		Transamerica Large Cap Value
Class Name		Class I
Trading Symbol		TWQIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.63%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, U.S. equity markets posted strong absolute returns, pushing some market benchmarks to new all-time highs. Despite periods of volatility over the period, the rally in U.S. equity markets reflected increased enthusiasm by investors that the U.S. Federal Reserve (“Fed”) will successfully navigate a soft landing.

Strong stock selection drove the Fund’s outperformance, while sector allocation detracted from performance. Stock selection was strongest in the technology, healthcare, and manufacturing sectors, which contributed most to performance, while we realized negative stock selection in energy, utilities, and real estate. An overweight to healthcare, which lagged the benchmark over the period, drove negative sector allocation impacts. In addition, an underweight to financials also detracted from performance as the sector materially outpaced the benchmark. Cash was also a drag on performance given the strong absolute returns of the market.

At the stock level, the top contributor over the period was Broadcom, Inc. (“Broadcom”). Shares of Broadcom, a provider of semiconductor components and enterprise software solutions, rallied given it is uniquely positioned within the Artificial Intelligence landscape. The largest detractor in the Fund was Schlumberger NV (“SLB”). Shares of SLB, an oilfield services company that holds the most international exposure within the oilfield services group, underperformed in the period, fueled by softness in oil prices. Weak oil prices caused delays in expected production increases from Saudi/OPEC markets, which also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,300	$10,242	$10,205
12/31/2014	$10,288	$10,242	$10,267
1/31/2015	$9,829	$9,957	$9,857
2/28/2015	$10,681	$10,534	$10,334
3/31/2015	$10,526	$10,427	$10,193
4/30/2015	$10,625	$10,474	$10,289
5/31/2015	$10,748	$10,619	$10,412
6/30/2015	$10,702	$10,441	$10,204
7/31/2015	$10,719	$10,616	$10,249
8/31/2015	$10,100	$9,975	$9,639
9/30/2015	$9,684	$9,684	$9,348
10/31/2015	$10,578	$10,449	$10,053
11/30/2015	$10,760	$10,507	$10,091
12/31/2015	$10,533	$10,291	$9,874
1/31/2016	$9,995	$9,711	$9,364
2/29/2016	$10,199	$9,707	$9,362
3/31/2016	$10,875	$10,391	$10,036
4/30/2016	$11,154	$10,455	$10,247
5/31/2016	$11,442	$10,642	$10,406
6/30/2016	$11,254	$10,664	$10,496
7/31/2016	$11,805	$11,087	$10,801
8/31/2016	$12,066	$11,116	$10,884
9/30/2016	$11,970	$11,133	$10,861
10/31/2016	$11,651	$10,892	$10,693
11/30/2016	$12,317	$11,380	$11,304
12/31/2016	$12,835	$11,602	$11,587
1/31/2017	$12,692	$11,820	$11,669
2/28/2017	$13,171	$12,260	$12,089
3/31/2017	$13,214	$12,268	$11,965
4/30/2017	$13,296	$12,398	$11,943
5/31/2017	$13,224	$12,525	$11,931
6/30/2017	$13,519	$12,638	$12,126
7/31/2017	$13,745	$12,876	$12,287
8/31/2017	$13,427	$12,901	$12,144
9/30/2017	$14,035	$13,216	$12,504
10/31/2017	$14,045	$13,504	$12,595
11/30/2017	$14,282	$13,914	$12,980
12/31/2017	$14,424	$14,053	$13,170
1/31/2018	$14,966	$14,794	$13,679
2/28/2018	$14,309	$14,249	$13,026
3/31/2018	$13,948	$13,963	$12,797
4/30/2018	$14,226	$14,016	$12,839
5/31/2018	$14,561	$14,412	$12,915
6/30/2018	$14,562	$14,506	$12,947
7/31/2018	$15,096	$14,987	$13,460
8/31/2018	$15,293	$15,514	$13,659
9/30/2018	$15,307	$15,539	$13,686
10/31/2018	$14,155	$14,395	$12,977
11/30/2018	$14,318	$14,683	$13,364
12/31/2018	$12,924	$13,317	$12,081
1/31/2019	$14,248	$14,460	$13,021
2/28/2019	$14,612	$14,968	$13,437
3/31/2019	$14,678	$15,187	$13,523
4/30/2019	$15,239	$15,793	$14,003
5/31/2019	$13,725	$14,771	$13,102
6/30/2019	$14,714	$15,809	$14,043
7/31/2019	$14,845	$16,044	$14,159
8/31/2019	$13,835	$15,717	$13,743
9/30/2019	$14,629	$15,993	$14,233
10/31/2019	$14,563	$16,337	$14,432
11/30/2019	$14,787	$16,958	$14,878
12/31/2019	$15,247	$17,447	$15,288
1/31/2020	$14,662	$17,428	$14,959
2/29/2020	$13,095	$16,002	$13,510
3/31/2020	$10,396	$13,801	$11,201
4/30/2020	$11,797	$15,629	$12,460
5/31/2020	$12,456	$16,465	$12,887
6/30/2020	$12,503	$16,841	$12,802
7/31/2020	$12,683	$17,797	$13,308
8/31/2020	$13,235	$19,087	$13,858
9/30/2020	$12,857	$18,392	$13,518
10/31/2020	$12,719	$17,995	$13,340
11/30/2020	$14,855	$20,184	$15,135
12/31/2020	$15,448	$21,092	$15,715
1/31/2021	$15,462	$20,998	$15,571
2/28/2021	$16,355	$21,654	$16,512
3/31/2021	$17,460	$22,431	$17,484
4/30/2021	$18,257	$23,587	$18,183
5/31/2021	$18,648	$23,695	$18,607
6/30/2021	$18,533	$24,279	$18,394
7/31/2021	$18,770	$24,689	$18,541
8/31/2021	$19,064	$25,393	$18,909
9/30/2021	$18,492	$24,254	$18,251
10/31/2021	$19,894	$25,894	$19,178
11/30/2021	$19,137	$25,500	$18,502
12/31/2021	$20,250	$26,504	$19,669
1/31/2022	$19,864	$24,945	$19,211
2/28/2022	$19,521	$24,317	$18,988
3/31/2022	$20,133	$25,105	$19,524
4/30/2022	$18,800	$22,852	$18,423
5/31/2022	$19,158	$22,822	$18,781
6/30/2022	$17,560	$20,912	$17,140
7/31/2022	$18,709	$22,874	$18,276
8/31/2022	$18,350	$22,021	$17,732
9/30/2022	$16,824	$19,979	$16,177
10/31/2022	$18,647	$21,617	$17,836
11/30/2022	$19,658	$22,745	$18,950
12/31/2022	$18,809	$21,414	$18,186
1/31/2023	$19,650	$22,888	$19,129
2/28/2023	$19,023	$22,353	$18,454
3/31/2023	$18,874	$22,951	$18,369
4/30/2023	$19,350	$23,196	$18,646
5/31/2023	$18,690	$23,286	$17,927
6/30/2023	$19,817	$24,876	$19,118
7/31/2023	$20,479	$25,768	$19,790
8/31/2023	$20,002	$25,270	$19,256
9/30/2023	$19,341	$24,067	$18,513
10/31/2023	$18,707	$23,429	$17,860
11/30/2023	$20,114	$25,613	$19,207
12/31/2023	$21,277	$26,972	$20,271
1/31/2024	$21,610	$27,271	$20,292
2/29/2024	$22,626	$28,747	$21,041
3/31/2024	$23,922	$29,674	$22,092
4/30/2024	$23,038	$28,369	$21,149
5/31/2024	$23,588	$29,709	$21,819
6/30/2024	$23,570	$30,629	$21,614
7/31/2024	$24,424	$31,198	$22,719
8/31/2024	$25,010	$31,877	$23,328
9/30/2024	$25,292	$32,537	$23,652
10/31/2024	$25,225	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	34.84%	11.61%	9.69%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,922,054,984
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 10,352,747
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,922,054,984
Number of Portfolio Holdings	45
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,352,747

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	19.0%
Financials	18.3
Industrials	15.3
Energy	7.9
Communication Services	7.8
Information Technology	7.1
Consumer Staples	6.5
Materials	5.5
Consumer Discretionary	3.8
Real Estate	3.6
Utilities	2.5
Repurchase Agreement	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	4.1
Wells Fargo & Co.	3.5
Blackrock, Inc.	3.2
AbbVie, Inc.	3.0
Parker-Hannifin Corp.	2.9
UnitedHealth Group, Inc.	2.9
Boston Scientific Corp.	2.8
Hartford Financial Services Group, Inc.	2.7
RTX Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000093291
Shareholder Report [Line Items]
Fund Name		Transamerica Large Cap Value
Class Name		Class I2
Trading Symbol		TWQZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$74	0.63%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, U.S. equity markets posted strong absolute returns, pushing some market benchmarks to new all-time highs. Despite periods of volatility over the period, the rally in U.S. equity markets reflected increased enthusiasm by investors that the U.S. Federal Reserve (“Fed”) will successfully navigate a soft landing.

Strong stock selection drove the Fund’s outperformance, while sector allocation detracted from performance. Stock selection was strongest in the technology, healthcare, and manufacturing sectors, which contributed most to performance, while we realized negative stock selection in energy, utilities, and real estate. An overweight to healthcare, which lagged the benchmark over the period, drove negative sector allocation impacts. In addition, an underweight to financials also detracted from performance as the sector materially outpaced the benchmark. Cash was also a drag on performance given the strong absolute returns of the market.

At the stock level, the top contributor over the period was Broadcom, Inc. (“Broadcom”). Shares of Broadcom, a provider of semiconductor components and enterprise software solutions, rallied given it is uniquely positioned within the Artificial Intelligence landscape. The largest detractor in the Fund was Schlumberger NV (“SLB”). Shares of SLB, an oilfield services company that holds the most international exposure within the oilfield services group, underperformed in the period, fueled by softness in oil prices. Weak oil prices caused delays in expected production increases from Saudi/OPEC markets, which also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,307	$10,242	$10,205
12/31/2014	$10,291	$10,242	$10,267
1/31/2015	$9,832	$9,957	$9,857
2/28/2015	$10,685	$10,534	$10,334
3/31/2015	$10,532	$10,427	$10,193
4/30/2015	$10,631	$10,474	$10,289
5/31/2015	$10,755	$10,619	$10,412
6/30/2015	$10,712	$10,441	$10,204
7/31/2015	$10,728	$10,616	$10,249
8/31/2015	$10,108	$9,975	$9,639
9/30/2015	$9,693	$9,684	$9,348
10/31/2015	$10,590	$10,449	$10,053
11/30/2015	$10,772	$10,507	$10,091
12/31/2015	$10,546	$10,291	$9,874
1/31/2016	$10,008	$9,711	$9,364
2/29/2016	$10,212	$9,707	$9,362
3/31/2016	$10,891	$10,391	$10,036
4/30/2016	$11,171	$10,455	$10,247
5/31/2016	$11,470	$10,642	$10,406
6/30/2016	$11,274	$10,664	$10,496
7/31/2016	$11,826	$11,087	$10,801
8/31/2016	$12,089	$11,116	$10,884
9/30/2016	$11,994	$11,133	$10,861
10/31/2016	$11,675	$10,892	$10,693
11/30/2016	$12,342	$11,380	$11,304
12/31/2016	$12,864	$11,602	$11,587
1/31/2017	$12,721	$11,820	$11,669
2/28/2017	$13,211	$12,260	$12,089
3/31/2017	$13,247	$12,268	$11,965
4/30/2017	$13,329	$12,398	$11,943
5/31/2017	$13,258	$12,525	$11,931
6/30/2017	$13,556	$12,638	$12,126
7/31/2017	$13,783	$12,876	$12,287
8/31/2017	$13,464	$12,901	$12,144
9/30/2017	$14,077	$13,216	$12,504
10/31/2017	$14,087	$13,504	$12,595
11/30/2017	$14,325	$13,914	$12,980
12/31/2017	$14,470	$14,053	$13,170
1/31/2018	$15,014	$14,794	$13,679
2/28/2018	$14,355	$14,249	$13,026
3/31/2018	$13,996	$13,963	$12,797
4/30/2018	$14,275	$14,016	$12,839
5/31/2018	$14,612	$14,412	$12,915
6/30/2018	$14,616	$14,506	$12,947
7/31/2018	$15,153	$14,987	$13,460
8/31/2018	$15,351	$15,514	$13,659
9/30/2018	$15,369	$15,539	$13,686
10/31/2018	$14,222	$14,395	$12,977
11/30/2018	$14,374	$14,683	$13,364
12/31/2018	$12,978	$13,317	$12,081
1/31/2019	$14,309	$14,460	$13,021
2/28/2019	$14,675	$14,968	$13,437
3/31/2019	$14,744	$15,187	$13,523
4/30/2019	$15,308	$15,793	$14,003
5/31/2019	$13,800	$14,771	$13,102
6/30/2019	$14,784	$15,809	$14,043
7/31/2019	$14,930	$16,044	$14,159
8/31/2019	$13,901	$15,717	$13,743
9/30/2019	$14,701	$15,993	$14,233
10/31/2019	$14,635	$16,337	$14,432
11/30/2019	$14,861	$16,958	$14,878
12/31/2019	$15,324	$17,447	$15,288
1/31/2020	$14,735	$17,428	$14,959
2/29/2020	$13,159	$16,002	$13,510
3/31/2020	$10,445	$13,801	$11,201
4/30/2020	$11,854	$15,629	$12,460
5/31/2020	$12,518	$16,465	$12,887
6/30/2020	$12,566	$16,841	$12,802
7/31/2020	$12,760	$17,797	$13,308
8/31/2020	$13,302	$19,087	$13,858
9/30/2020	$12,936	$18,392	$13,518
10/31/2020	$12,783	$17,995	$13,340
11/30/2020	$14,932	$20,184	$15,135
12/31/2020	$15,519	$21,092	$15,715
1/31/2021	$15,548	$20,998	$15,571
2/28/2021	$16,432	$21,654	$16,512
3/31/2021	$17,549	$22,431	$17,484
4/30/2021	$18,351	$23,587	$18,183
5/31/2021	$18,745	$23,695	$18,607
6/30/2021	$18,619	$24,279	$18,394
7/31/2021	$18,858	$24,689	$18,541
8/31/2021	$19,169	$25,393	$18,909
9/30/2021	$18,597	$24,254	$18,251
10/31/2021	$19,995	$25,894	$19,178
11/30/2021	$19,233	$25,500	$18,502
12/31/2021	$20,358	$26,504	$19,669
1/31/2022	$19,969	$24,945	$19,211
2/28/2022	$19,624	$24,317	$18,988
3/31/2022	$20,244	$25,105	$19,524
4/30/2022	$18,887	$22,852	$18,423
5/31/2022	$19,234	$22,822	$18,781
6/30/2022	$17,642	$20,912	$17,140
7/31/2022	$18,786	$22,874	$18,276
8/31/2022	$18,424	$22,021	$17,732
9/30/2022	$16,890	$19,979	$16,177
10/31/2022	$18,722	$21,617	$17,836
11/30/2022	$19,739	$22,745	$18,950
12/31/2022	$18,889	$21,414	$18,186
1/31/2023	$19,737	$22,888	$19,129
2/28/2023	$19,105	$22,353	$18,454
3/31/2023	$18,960	$22,951	$18,369
4/30/2023	$19,424	$23,196	$18,646
5/31/2023	$18,774	$23,286	$17,927
6/30/2023	$19,915	$24,876	$19,118
7/31/2023	$20,567	$25,768	$19,790
8/31/2023	$20,101	$25,270	$19,256
9/30/2023	$19,424	$24,067	$18,513
10/31/2023	$18,785	$23,429	$17,860
11/30/2023	$20,203	$25,613	$19,207
12/31/2023	$21,366	$26,972	$20,271
1/31/2024	$21,702	$27,271	$20,292
2/29/2024	$22,726	$28,747	$21,041
3/31/2024	$24,023	$29,674	$22,092
4/30/2024	$23,147	$28,369	$21,149
5/31/2024	$23,686	$29,709	$21,819
6/30/2024	$23,673	$30,629	$21,614
7/31/2024	$24,535	$31,198	$22,719
8/31/2024	$25,109	$31,877	$23,328
9/30/2024	$25,417	$32,537	$23,652
10/31/2024	$25,332	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	34.85%	11.60%	9.74%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,922,054,984
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 10,352,747
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,922,054,984
Number of Portfolio Holdings	45
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,352,747

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	19.0%
Financials	18.3
Industrials	15.3
Energy	7.9
Communication Services	7.8
Information Technology	7.1
Consumer Staples	6.5
Materials	5.5
Consumer Discretionary	3.8
Real Estate	3.6
Utilities	2.5
Repurchase Agreement	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	4.1
Wells Fargo & Co.	3.5
Blackrock, Inc.	3.2
AbbVie, Inc.	3.0
Parker-Hannifin Corp.	2.9
UnitedHealth Group, Inc.	2.9
Boston Scientific Corp.	2.8
Hartford Financial Services Group, Inc.	2.7
RTX Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156757
Shareholder Report [Line Items]
Fund Name		Transamerica Large Cap Value
Class Name		Class R6
Trading Symbol		TALCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.63%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, U.S. equity markets posted strong absolute returns, pushing some market benchmarks to new all-time highs. Despite periods of volatility over the period, the rally in U.S. equity markets reflected increased enthusiasm by investors that the U.S. Federal Reserve (“Fed”) will successfully navigate a soft landing.

Strong stock selection drove the Fund’s outperformance, while sector allocation detracted from performance. Stock selection was strongest in the technology, healthcare, and manufacturing sectors, which contributed most to performance, while we realized negative stock selection in energy, utilities, and real estate. An overweight to healthcare, which lagged the benchmark over the period, drove negative sector allocation impacts. In addition, an underweight to financials also detracted from performance as the sector materially outpaced the benchmark. Cash was also a drag on performance given the strong absolute returns of the market.

At the stock level, the top contributor over the period was Broadcom, Inc. (“Broadcom”). Shares of Broadcom, a provider of semiconductor components and enterprise software solutions, rallied given it is uniquely positioned within the Artificial Intelligence landscape. The largest detractor in the Fund was Schlumberger NV (“SLB”). Shares of SLB, an oilfield services company that holds the most international exposure within the oilfield services group, underperformed in the period, fueled by softness in oil prices. Weak oil prices caused delays in expected production increases from Saudi/OPEC markets, which also contributed to weaker performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$9,940	$9,954
6/30/2015	$9,960	$9,774	$9,755
7/31/2015	$9,975	$9,937	$9,798
8/31/2015	$9,399	$9,337	$9,214
9/30/2015	$9,013	$9,065	$8,936
10/31/2015	$9,847	$9,781	$9,610
11/30/2015	$10,017	$9,835	$9,647
12/31/2015	$9,798	$9,633	$9,440
1/31/2016	$9,305	$9,090	$8,952
2/29/2016	$9,496	$9,087	$8,950
3/31/2016	$10,119	$9,727	$9,594
4/30/2016	$10,388	$9,787	$9,796
5/31/2016	$10,665	$9,962	$9,948
6/30/2016	$10,483	$9,983	$10,034
7/31/2016	$10,997	$10,379	$10,325
8/31/2016	$11,241	$10,405	$10,405
9/30/2016	$11,153	$10,422	$10,383
10/31/2016	$10,856	$10,196	$10,223
11/30/2016	$11,477	$10,652	$10,807
12/31/2016	$11,962	$10,860	$11,077
1/31/2017	$11,829	$11,065	$11,156
2/28/2017	$12,285	$11,476	$11,556
3/31/2017	$12,318	$11,484	$11,439
4/30/2017	$12,395	$11,606	$11,417
5/31/2017	$12,328	$11,724	$11,406
6/30/2017	$12,606	$11,830	$11,592
7/31/2017	$12,816	$12,053	$11,747
8/31/2017	$12,519	$12,077	$11,610
9/30/2017	$13,090	$12,371	$11,954
10/31/2017	$13,099	$12,641	$12,040
11/30/2017	$13,320	$13,025	$12,409
12/31/2017	$13,456	$13,155	$12,590
1/31/2018	$13,962	$13,848	$13,077
2/28/2018	$13,348	$13,338	$12,453
3/31/2018	$13,015	$13,070	$12,233
4/30/2018	$13,274	$13,120	$12,274
5/31/2018	$13,587	$13,490	$12,347
6/30/2018	$13,591	$13,579	$12,377
7/31/2018	$14,090	$14,029	$12,867
8/31/2018	$14,274	$14,522	$13,057
9/30/2018	$14,291	$14,546	$13,083
10/31/2018	$13,225	$13,475	$12,406
11/30/2018	$13,377	$13,745	$12,776
12/31/2018	$12,080	$12,465	$11,549
1/31/2019	$13,306	$13,535	$12,448
2/28/2019	$13,646	$14,011	$12,846
3/31/2019	$13,711	$14,216	$12,928
4/30/2019	$14,235	$14,784	$13,386
5/31/2019	$12,832	$13,827	$12,526
6/30/2019	$13,748	$14,798	$13,425
7/31/2019	$13,883	$15,018	$13,536
8/31/2019	$12,938	$14,712	$13,138
9/30/2019	$13,670	$14,970	$13,607
10/31/2019	$13,609	$15,293	$13,797
11/30/2019	$13,818	$15,874	$14,223
12/31/2019	$14,250	$16,332	$14,615
1/31/2020	$13,701	$16,314	$14,300
2/29/2020	$12,236	$14,979	$12,915
3/31/2020	$9,713	$12,919	$10,708
4/30/2020	$11,023	$14,630	$11,912
5/31/2020	$11,640	$15,412	$12,320
6/30/2020	$11,685	$15,764	$12,238
7/31/2020	$11,865	$16,660	$12,722
8/31/2020	$12,369	$17,867	$13,248
9/30/2020	$12,029	$17,216	$12,923
10/31/2020	$11,886	$16,844	$12,753
11/30/2020	$13,885	$18,894	$14,469
12/31/2020	$14,431	$19,744	$15,023
1/31/2021	$14,457	$19,656	$14,886
2/28/2021	$15,280	$20,270	$15,785
3/31/2021	$16,318	$20,997	$16,714
4/30/2021	$17,064	$22,079	$17,383
5/31/2021	$17,430	$22,180	$17,788
6/30/2021	$17,313	$22,727	$17,585
7/31/2021	$17,549	$23,111	$17,725
8/31/2021	$17,824	$23,770	$18,077
9/30/2021	$17,293	$22,704	$17,447
10/31/2021	$18,593	$24,239	$18,333
11/30/2021	$17,897	$23,870	$17,687
12/31/2021	$18,931	$24,810	$18,803
1/31/2022	$18,569	$23,350	$18,365
2/28/2022	$18,248	$22,762	$18,152
3/31/2022	$18,825	$23,500	$18,664
4/30/2022	$17,563	$21,391	$17,612
5/31/2022	$17,898	$21,363	$17,954
6/30/2022	$16,405	$19,576	$16,385
7/31/2022	$17,469	$21,412	$17,472
8/31/2022	$17,132	$20,613	$16,951
9/30/2022	$15,706	$18,702	$15,465
10/31/2022	$17,409	$20,235	$17,051
11/30/2022	$18,355	$21,291	$18,116
12/31/2022	$17,564	$20,045	$17,386
1/31/2023	$18,352	$21,425	$18,287
2/28/2023	$17,764	$20,925	$17,642
3/31/2023	$17,629	$21,484	$17,561
4/30/2023	$18,061	$21,713	$17,825
5/31/2023	$17,457	$21,797	$17,138
6/30/2023	$18,517	$23,286	$18,276
7/31/2023	$19,138	$24,121	$18,919
8/31/2023	$18,691	$23,655	$18,408
9/30/2023	$18,061	$22,528	$17,698
10/31/2023	$17,467	$21,931	$17,073
11/30/2023	$18,786	$23,976	$18,362
12/31/2023	$19,866	$25,248	$19,379
1/31/2024	$20,178	$25,528	$19,399
2/29/2024	$21,146	$26,909	$20,114
3/31/2024	$22,336	$27,777	$21,120
4/30/2024	$21,521	$26,555	$20,218
5/31/2024	$22,023	$27,810	$20,859
6/30/2024	$22,026	$28,671	$20,662
7/31/2024	$22,828	$29,204	$21,719
8/31/2024	$23,362	$29,839	$22,301
9/30/2024	$23,632	$30,457	$22,611
10/31/2024	$23,569	$30,233	$22,362

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	34.94%	11.61%	9.52%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.45%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.91%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,922,054,984
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 10,352,747
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,922,054,984
Number of Portfolio Holdings	45
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$10,352,747

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	19.0%
Financials	18.3
Industrials	15.3
Energy	7.9
Communication Services	7.8
Information Technology	7.1
Consumer Staples	6.5
Materials	5.5
Consumer Discretionary	3.8
Real Estate	3.6
Utilities	2.5
Repurchase Agreement	2.3
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.3%
Exxon Mobil Corp.	4.1
Wells Fargo & Co.	3.5
Blackrock, Inc.	3.2
AbbVie, Inc.	3.0
Parker-Hannifin Corp.	2.9
UnitedHealth Group, Inc.	2.9
Boston Scientific Corp.	2.8
Hartford Financial Services Group, Inc.	2.7
RTX Corp.	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241382
Shareholder Report [Line Items]
Fund Name		Transamerica Large Core ESG
Class Name		Class A
Trading Symbol		TLACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	0.98%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500® Index, for the fiscal year ended October 31, 2024. The Fund’s portfolio is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio

The Fund’s underperformance during the fiscal year was largely due to the underperformance of MSCI higher-rated environmental, social and governance (“ESG”) stocks, which were overweighted.

The largest detracting sectors were materials and communication services. Top performing sectors were information technology and financials. From our proprietary growth category perspective, high cyclical growth stocks underperformed, while exceptional growth stocks outperformed. Among individual holdings, overweights to QUALCOMM, Inc. and Lululemon Athletica, Inc. detracted most, while Intel Corp. (underweight) and NVIDIA Corp. (overweight) led contributors.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index
3/1/2023	$10,000	$10,000
3/31/2023	$10,267	$10,336
4/30/2023	$10,386	$10,497
5/31/2023	$10,416	$10,543
6/30/2023	$11,095	$11,239
7/31/2023	$11,464	$11,600
8/31/2023	$11,285	$11,416
9/30/2023	$10,774	$10,871
10/31/2023	$10,554	$10,643
11/30/2023	$11,453	$11,615
12/31/2023	$11,986	$12,142
1/31/2024	$12,243	$12,347
2/29/2024	$12,875	$13,006
3/31/2024	$13,374	$13,424
4/30/2024	$12,762	$12,876
5/31/2024	$13,310	$13,514
6/30/2024	$13,732	$13,999
7/31/2024	$13,882	$14,170
8/31/2024	$14,151	$14,513
9/30/2024	$14,375	$14,823
10/31/2024	$14,288	$14,689

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/23
Class A with Load	27.88%	24.37%
Class A	35.38%	24.37%
S&P 500®IndexFootnote Reference(a)	38.02%	26.50%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 193,926,965
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 881,483
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,926,965
Number of Portfolio Holdings	112
Portfolio Turnover Rate	105%
Total Advisory Fees Paid (net of waivers and reimbursements)	$881,483

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.9%
Financials	14.1
Health Care	11.4
Consumer Discretionary	10.2
Communication Services	8.0
Industrials	7.4
Consumer Staples	5.5
Energy	4.5
Materials	3.1
Real Estate	1.5
Utilities	1.5
Exchange-Traded Funds	0.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	6.8
Apple, Inc.	5.6
Amazon.com, Inc.	2.4
JPMorgan Chase & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.8
Johnson & Johnson	1.7
Alphabet, Inc., Class A	1.6
Chevron Corp.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171801
Shareholder Report [Line Items]
Fund Name		Transamerica Large Core ESG
Class Name		Class I3
Trading Symbol		TLATX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$66	0.56%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500® Index, for the fiscal year ended October 31, 2024. The Fund’s portfolio is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio

The Fund’s underperformance during the fiscal year was largely due to the underperformance of MSCI higher-rated environmental, social and governance (“ESG”) stocks, which were overweighted.

The largest detracting sectors were materials and communication services. Top performing sectors were information technology and financials. From our proprietary growth category perspective, high cyclical growth stocks underperformed, while exceptional growth stocks outperformed. Among individual holdings, overweights to QUALCOMM, Inc. and Lululemon Athletica, Inc. detracted most, while Intel Corp. (underweight) and NVIDIA Corp. (overweight) led contributors.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	S&P 500® Index
3/10/2017	$10,000	$10,000
3/31/2017	$9,956	$10,000
4/30/2017	$9,996	$10,102
5/31/2017	$10,116	$10,245
6/30/2017	$10,212	$10,308
7/31/2017	$10,423	$10,520
8/31/2017	$10,443	$10,553
9/30/2017	$10,756	$10,770
10/31/2017	$11,109	$11,022
11/30/2017	$11,522	$11,360
12/31/2017	$11,704	$11,486
1/31/2018	$12,251	$12,144
2/28/2018	$11,714	$11,696
3/31/2018	$11,589	$11,399
4/30/2018	$11,674	$11,443
5/31/2018	$11,906	$11,718
6/30/2018	$11,795	$11,790
7/31/2018	$12,239	$12,229
8/31/2018	$12,577	$12,627
9/30/2018	$12,646	$12,699
10/31/2018	$11,797	$11,831
11/30/2018	$11,988	$12,072
12/31/2018	$10,934	$10,982
1/31/2019	$11,763	$11,862
2/28/2019	$12,165	$12,243
3/31/2019	$12,290	$12,481
4/30/2019	$12,732	$12,987
5/31/2019	$11,861	$12,161
6/30/2019	$12,675	$13,018
7/31/2019	$12,832	$13,206
8/31/2019	$12,506	$12,996
9/30/2019	$12,777	$13,240
10/31/2019	$13,039	$13,526
11/30/2019	$13,524	$14,017
12/31/2019	$13,895	$14,440
1/31/2020	$13,869	$14,435
2/29/2020	$12,707	$13,246
3/31/2020	$11,065	$11,610
4/30/2020	$12,509	$13,099
5/31/2020	$13,106	$13,723
6/30/2020	$13,364	$13,996
7/31/2020	$14,082	$14,785
8/31/2020	$15,053	$15,847
9/30/2020	$14,433	$15,245
10/31/2020	$14,032	$14,840
11/30/2020	$15,526	$16,464
12/31/2020	$16,069	$17,097
1/31/2021	$16,026	$16,925
2/28/2021	$16,344	$17,391
3/31/2021	$17,191	$18,153
4/30/2021	$18,136	$19,122
5/31/2021	$18,237	$19,255
6/30/2021	$18,638	$19,705
7/31/2021	$19,060	$20,173
8/31/2021	$19,715	$20,786
9/30/2021	$18,734	$19,820
10/31/2021	$19,959	$21,208
11/30/2021	$19,857	$21,061
12/31/2021	$20,845	$22,005
1/31/2022	$19,909	$20,866
2/28/2022	$19,365	$20,242
3/31/2022	$20,015	$20,993
4/30/2022	$18,378	$19,163
5/31/2022	$18,464	$19,198
6/30/2022	$16,877	$17,613
7/31/2022	$18,398	$19,237
8/31/2022	$17,732	$18,453
9/30/2022	$16,127	$16,753
10/31/2022	$17,448	$18,109
11/30/2022	$18,443	$19,121
12/31/2022	$17,382	$18,020
1/31/2023	$18,524	$19,152
2/28/2023	$18,162	$18,685
3/31/2023	$18,705	$19,371
4/30/2023	$18,923	$19,673
5/31/2023	$18,996	$19,759
6/30/2023	$20,241	$21,064
7/31/2023	$20,915	$21,741
8/31/2023	$20,587	$21,395
9/30/2023	$19,648	$20,375
10/31/2023	$19,265	$19,946
11/30/2023	$20,927	$21,768
12/31/2023	$21,901	$22,757
1/31/2024	$22,372	$23,139
2/29/2024	$23,549	$24,375
3/31/2024	$24,446	$25,159
4/30/2024	$23,364	$24,131
5/31/2024	$24,367	$25,328
6/30/2024	$25,149	$26,237
7/31/2024	$25,445	$26,556
8/31/2024	$25,938	$27,200
9/30/2024	$26,368	$27,781
10/31/2024	$26,210	$27,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I3	36.05%	14.99%	13.43%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.16%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 193,926,965
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 881,483
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,926,965
Number of Portfolio Holdings	112
Portfolio Turnover Rate	105%
Total Advisory Fees Paid (net of waivers and reimbursements)	$881,483

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.9%
Financials	14.1
Health Care	11.4
Consumer Discretionary	10.2
Communication Services	8.0
Industrials	7.4
Consumer Staples	5.5
Energy	4.5
Materials	3.1
Real Estate	1.5
Utilities	1.5
Exchange-Traded Funds	0.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	6.8
Apple, Inc.	5.6
Amazon.com, Inc.	2.4
JPMorgan Chase & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.8
Johnson & Johnson	1.7
Alphabet, Inc., Class A	1.6
Chevron Corp.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171799
Shareholder Report [Line Items]
Fund Name		Transamerica Large Core ESG
Class Name		Class R
Trading Symbol		TLARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$121	1.03%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500® Index, for the fiscal year ended October 31, 2024. The Fund’s portfolio is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio

The Fund’s underperformance during the fiscal year was largely due to the underperformance of MSCI higher-rated environmental, social and governance (“ESG”) stocks, which were overweighted.

The largest detracting sectors were materials and communication services. Top performing sectors were information technology and financials. From our proprietary growth category perspective, high cyclical growth stocks underperformed, while exceptional growth stocks outperformed. Among individual holdings, overweights to QUALCOMM, Inc. and Lululemon Athletica, Inc. detracted most, while Intel Corp. (underweight) and NVIDIA Corp. (overweight) led contributors.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
3/10/2017	$10,000	$10,000
3/31/2017	$9,953	$10,000
4/30/2017	$9,993	$10,102
5/31/2017	$10,113	$10,245
6/30/2017	$10,197	$10,308
7/31/2017	$10,398	$10,520
8/31/2017	$10,418	$10,553
9/30/2017	$10,727	$10,770
10/31/2017	$11,068	$11,022
11/30/2017	$11,481	$11,360
12/31/2017	$11,658	$11,486
1/31/2018	$12,192	$12,144
2/28/2018	$11,658	$11,696
3/31/2018	$11,528	$11,399
4/30/2018	$11,612	$11,443
5/31/2018	$11,833	$11,718
6/30/2018	$11,717	$11,790
7/31/2018	$12,159	$12,229
8/31/2018	$12,485	$12,627
9/30/2018	$12,548	$12,699
10/31/2018	$11,695	$11,831
11/30/2018	$11,885	$12,072
12/31/2018	$10,832	$10,982
1/31/2019	$11,653	$11,862
2/28/2019	$12,051	$12,243
3/31/2019	$12,173	$12,481
4/30/2019	$12,598	$12,987
5/31/2019	$11,723	$12,161
6/30/2019	$12,527	$13,018
7/31/2019	$12,682	$13,206
8/31/2019	$12,359	$12,996
9/30/2019	$12,612	$13,240
10/31/2019	$12,870	$13,526
11/30/2019	$13,336	$14,017
12/31/2019	$13,698	$14,440
1/31/2020	$13,672	$14,435
2/29/2020	$12,515	$13,246
3/31/2020	$10,891	$11,610
4/30/2020	$12,312	$13,099
5/31/2020	$12,899	$13,723
6/30/2020	$13,151	$13,996
7/31/2020	$13,843	$14,785
8/31/2020	$14,798	$15,847
9/30/2020	$14,183	$15,245
10/31/2020	$13,777	$14,840
11/30/2020	$15,244	$16,464
12/31/2020	$15,771	$17,097
1/31/2021	$15,729	$16,925
2/28/2021	$16,027	$17,391
3/31/2021	$16,852	$18,153
4/30/2021	$17,763	$19,122
5/31/2021	$17,862	$19,255
6/30/2021	$18,246	$19,705
7/31/2021	$18,645	$20,173
8/31/2021	$19,272	$20,786
9/30/2021	$18,317	$19,820
10/31/2021	$19,514	$21,208
11/30/2021	$19,386	$21,061
12/31/2021	$20,351	$22,005
1/31/2022	$19,422	$20,866
2/28/2022	$18,891	$20,242
3/31/2022	$19,518	$20,993
4/30/2022	$17,924	$19,163
5/31/2022	$17,990	$19,198
6/30/2022	$16,438	$17,613
7/31/2022	$17,919	$19,237
8/31/2022	$17,254	$18,453
9/30/2022	$15,687	$16,753
10/31/2022	$16,971	$18,109
11/30/2022	$17,938	$19,121
12/31/2022	$16,886	$18,020
1/31/2023	$17,994	$19,152
2/28/2023	$17,625	$18,685
3/31/2023	$18,147	$19,371
4/30/2023	$18,341	$19,673
5/31/2023	$18,429	$19,759
6/30/2023	$19,612	$21,064
7/31/2023	$20,265	$21,741
8/31/2023	$19,947	$21,395
9/30/2023	$19,032	$20,375
10/31/2023	$18,643	$19,946
11/30/2023	$20,232	$21,768
12/31/2023	$21,184	$22,757
1/31/2024	$21,620	$23,139
2/29/2024	$22,738	$24,375
3/31/2024	$23,615	$25,159
4/30/2024	$22,553	$24,131
5/31/2024	$23,521	$25,328
6/30/2024	$24,247	$26,237
7/31/2024	$24,532	$26,556
8/31/2024	$24,987	$27,200
9/30/2024	$25,393	$27,781
10/31/2024	$25,241	$27,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R	35.39%	14.42%	12.87%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	14.16%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 193,926,965
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 881,483
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,926,965
Number of Portfolio Holdings	112
Portfolio Turnover Rate	105%
Total Advisory Fees Paid (net of waivers and reimbursements)	$881,483

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.9%
Financials	14.1
Health Care	11.4
Consumer Discretionary	10.2
Communication Services	8.0
Industrials	7.4
Consumer Staples	5.5
Energy	4.5
Materials	3.1
Real Estate	1.5
Utilities	1.5
Exchange-Traded Funds	0.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	6.8
Apple, Inc.	5.6
Amazon.com, Inc.	2.4
JPMorgan Chase & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.8
Johnson & Johnson	1.7
Alphabet, Inc., Class A	1.6
Chevron Corp.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171800
Shareholder Report [Line Items]
Fund Name		Transamerica Large Core ESG
Class Name		Class R4
Trading Symbol		TLAFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$95	0.81%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500® Index, for the fiscal year ended October 31, 2024. The Fund’s portfolio is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio

The Fund’s underperformance during the fiscal year was largely due to the underperformance of MSCI higher-rated environmental, social and governance (“ESG”) stocks, which were overweighted.

The largest detracting sectors were materials and communication services. Top performing sectors were information technology and financials. From our proprietary growth category perspective, high cyclical growth stocks underperformed, while exceptional growth stocks outperformed. Among individual holdings, overweights to QUALCOMM, Inc. and Lululemon Athletica, Inc. detracted most, while Intel Corp. (underweight) and NVIDIA Corp. (overweight) led contributors.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index
10/31/2014	$10,000	$10,000
11/30/2014	$10,289	$10,269
12/31/2014	$10,254	$10,243
1/31/2015	$10,047	$9,936
2/28/2015	$10,667	$10,507
3/31/2015	$10,574	$10,340
4/30/2015	$10,519	$10,440
5/31/2015	$10,712	$10,574
6/30/2015	$10,460	$10,369
7/31/2015	$10,598	$10,586
8/31/2015	$9,961	$9,948
9/30/2015	$9,628	$9,702
10/31/2015	$10,446	$10,520
11/30/2015	$10,391	$10,551
12/31/2015	$10,150	$10,385
1/31/2016	$9,342	$9,869
2/29/2016	$9,384	$9,856
3/31/2016	$10,028	$10,525
4/30/2016	$9,916	$10,566
5/31/2016	$9,986	$10,755
6/30/2016	$9,881	$10,783
7/31/2016	$10,288	$11,181
8/31/2016	$10,373	$11,196
9/30/2016	$10,421	$11,199
10/31/2016	$10,210	$10,994
11/30/2016	$10,732	$11,401
12/31/2016	$10,941	$11,627
1/31/2017	$11,054	$11,847
2/28/2017	$11,521	$12,318
3/31/2017	$11,470	$12,332
4/30/2017	$11,516	$12,459
5/31/2017	$11,654	$12,634
6/30/2017	$11,758	$12,713
7/31/2017	$12,000	$12,974
8/31/2017	$12,023	$13,014
9/30/2017	$12,376	$13,283
10/31/2017	$12,770	$13,593
11/30/2017	$13,246	$14,009
12/31/2017	$13,457	$14,165
1/31/2018	$14,086	$14,976
2/28/2018	$13,469	$14,424
3/31/2018	$13,317	$14,058
4/30/2018	$13,414	$14,112
5/31/2018	$13,668	$14,451
6/30/2018	$13,542	$14,540
7/31/2018	$14,052	$15,081
8/31/2018	$14,428	$15,573
9/30/2018	$14,510	$15,662
10/31/2018	$13,537	$14,591
11/30/2018	$13,756	$14,888
12/31/2018	$12,533	$13,544
1/31/2019	$13,484	$14,629
2/28/2019	$13,944	$15,099
3/31/2019	$14,094	$15,393
4/30/2019	$14,586	$16,016
5/31/2019	$13,588	$14,998
6/30/2019	$14,508	$16,055
7/31/2019	$14,688	$16,286
8/31/2019	$14,314	$16,028
9/30/2019	$14,610	$16,328
10/31/2019	$14,910	$16,681
11/30/2019	$15,465	$17,287
12/31/2019	$15,876	$17,809
1/31/2020	$15,846	$17,802
2/29/2020	$14,520	$16,336
3/31/2020	$12,633	$14,319
4/30/2020	$14,282	$16,154
5/31/2020	$14,963	$16,923
6/30/2020	$15,248	$17,260
7/31/2020	$16,067	$18,233
8/31/2020	$17,175	$19,544
9/30/2020	$16,472	$18,801
10/31/2020	$16,000	$18,301
11/30/2020	$17,704	$20,305
12/31/2020	$18,310	$21,085
1/31/2021	$18,260	$20,872
2/28/2021	$18,623	$21,448
3/31/2021	$19,593	$22,387
4/30/2021	$20,652	$23,582
5/31/2021	$20,768	$23,747
6/30/2021	$21,211	$24,301
7/31/2021	$21,691	$24,878
8/31/2021	$22,437	$25,635
9/30/2021	$21,323	$24,443
10/31/2021	$22,701	$26,155
11/30/2021	$22,585	$25,974
12/31/2021	$23,690	$27,138
1/31/2022	$22,627	$25,734
2/28/2022	$22,009	$24,963
3/31/2022	$22,753	$25,890
4/30/2022	$20,875	$23,632
5/31/2022	$20,971	$23,676
6/30/2022	$19,156	$21,721
7/31/2022	$20,903	$23,724
8/31/2022	$20,126	$22,757
9/30/2022	$18,312	$20,661
10/31/2022	$19,811	$22,334
11/30/2022	$20,940	$23,582
12/31/2022	$19,703	$22,223
1/31/2023	$21,017	$23,619
2/28/2023	$20,586	$23,043
3/31/2023	$21,209	$23,889
4/30/2023	$21,436	$24,262
5/31/2023	$21,518	$24,367
6/30/2023	$22,934	$25,977
7/31/2023	$23,697	$26,812
8/31/2023	$23,305	$26,385
9/30/2023	$22,249	$25,127
10/31/2023	$21,815	$24,599
11/30/2023	$23,675	$26,845
12/31/2023	$24,780	$28,065
1/31/2024	$25,313	$28,536
2/29/2024	$26,622	$30,060
3/31/2024	$27,664	$31,027
4/30/2024	$26,420	$29,760
5/31/2024	$27,553	$31,236
6/30/2024	$28,421	$32,356
7/31/2024	$28,732	$32,750
8/31/2024	$29,289	$33,545
9/30/2024	$29,780	$34,261
10/31/2024	$29,601	$33,950

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	35.69%	14.70%	11.46%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 193,926,965
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 881,483
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,926,965
Number of Portfolio Holdings	112
Portfolio Turnover Rate	105%
Total Advisory Fees Paid (net of waivers and reimbursements)	$881,483

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.9%
Financials	14.1
Health Care	11.4
Consumer Discretionary	10.2
Communication Services	8.0
Industrials	7.4
Consumer Staples	5.5
Energy	4.5
Materials	3.1
Real Estate	1.5
Utilities	1.5
Exchange-Traded Funds	0.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	6.8
Apple, Inc.	5.6
Amazon.com, Inc.	2.4
JPMorgan Chase & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.8
Johnson & Johnson	1.7
Alphabet, Inc., Class A	1.6
Chevron Corp.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241383
Shareholder Report [Line Items]
Fund Name		Transamerica Large Core ESG
Class Name		Class R6
Trading Symbol		TLASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.54%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the S&P 500® Index, for the fiscal year ended October 31, 2024. The Fund’s portfolio is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio

The Fund’s underperformance during the fiscal year was largely due to the underperformance of MSCI higher-rated environmental, social and governance (“ESG”) stocks, which were overweighted.

The largest detracting sectors were materials and communication services. Top performing sectors were information technology and financials. From our proprietary growth category perspective, high cyclical growth stocks underperformed, while exceptional growth stocks outperformed. Among individual holdings, overweights to QUALCOMM, Inc. and Lululemon Athletica, Inc. detracted most, while Intel Corp. (underweight) and NVIDIA Corp. (overweight) led contributors.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
3/1/2023	$10,000	$10,000
3/31/2023	$10,269	$10,336
4/30/2023	$10,388	$10,497
5/31/2023	$10,428	$10,543
6/30/2023	$11,116	$11,239
7/31/2023	$11,485	$11,600
8/31/2023	$11,306	$11,416
9/30/2023	$10,792	$10,871
10/31/2023	$10,582	$10,643
11/30/2023	$11,492	$11,615
12/31/2023	$12,025	$12,142
1/31/2024	$12,294	$12,347
2/29/2024	$12,928	$13,006
3/31/2024	$13,429	$13,424
4/30/2024	$12,826	$12,876
5/31/2024	$13,386	$13,514
6/30/2024	$13,804	$13,999
7/31/2024	$13,977	$14,170
8/31/2024	$14,246	$14,513
9/30/2024	$14,484	$14,823
10/31/2024	$14,397	$14,689

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/23
Class R6	36.06%	24.93%
S&P 500®IndexFootnote Reference(a)	38.02%	26.50%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 193,926,965
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 881,483
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$193,926,965
Number of Portfolio Holdings	112
Portfolio Turnover Rate	105%
Total Advisory Fees Paid (net of waivers and reimbursements)	$881,483

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	31.9%
Financials	14.1
Health Care	11.4
Consumer Discretionary	10.2
Communication Services	8.0
Industrials	7.4
Consumer Staples	5.5
Energy	4.5
Materials	3.1
Real Estate	1.5
Utilities	1.5
Exchange-Traded Funds	0.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	7.6%
Microsoft Corp.	6.8
Apple, Inc.	5.6
Amazon.com, Inc.	2.4
JPMorgan Chase & Co.	2.3
Meta Platforms, Inc., Class A	1.9
Mastercard, Inc., Class A	1.8
Johnson & Johnson	1.7
Alphabet, Inc., Class A	1.6
Chevron Corp.	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171804
Shareholder Report [Line Items]
Fund Name		Transamerica Large Growth
Class Name		Class I3
Trading Symbol		TGWTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$89	0.71%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

The Fund’s sleeve sub-advised by Wellington Management Company LLP underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

During the fiscal year, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong stock selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance.

The Fund’s largest relative detractors during the period included overweights in Estee Lauder Cos., Inc., a cosmetics company, and Lululemon Athletica, Inc., an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., an US-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a US-based energy company.

The Fund’s sleeve sub-advised by Morgan Stanley Investment Management outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Narrow leadership of a select few mega-cap companies drove market results over the last 12-month period.

The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an enterprise analytics platform and Bitcoin developing company, an ecommerce solutions platform, and a global mobility and food delivery platform.

Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a cloud data platform, a life sciences tools and technology platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell 1000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,060	$10,025	$10,075
4/30/2017	$10,340	$10,131	$10,305
5/31/2017	$10,700	$10,235	$10,573
6/30/2017	$10,604	$10,327	$10,545
7/31/2017	$11,044	$10,522	$10,825
8/31/2017	$11,225	$10,542	$11,024
9/30/2017	$11,288	$10,799	$11,167
10/31/2017	$11,749	$11,035	$11,600
11/30/2017	$12,039	$11,370	$11,952
12/31/2017	$12,129	$11,484	$12,045
1/31/2018	$13,195	$12,089	$12,898
2/28/2018	$12,934	$11,644	$12,560
3/31/2018	$12,581	$11,410	$12,216
4/30/2018	$12,686	$11,453	$12,258
5/31/2018	$13,303	$11,776	$12,796
6/30/2018	$13,411	$11,854	$12,919
7/31/2018	$13,652	$12,247	$13,298
8/31/2018	$14,385	$12,677	$14,025
9/30/2018	$14,458	$12,698	$14,104
10/31/2018	$13,034	$11,763	$12,842
11/30/2018	$13,181	$11,999	$12,979
12/31/2018	$12,101	$10,882	$11,863
1/31/2019	$13,344	$11,816	$12,929
2/28/2019	$13,930	$12,231	$13,392
3/31/2019	$14,234	$12,410	$13,773
4/30/2019	$14,901	$12,906	$14,395
5/31/2019	$13,854	$12,070	$13,486
6/30/2019	$14,845	$12,918	$14,412
7/31/2019	$15,029	$13,110	$14,738
8/31/2019	$14,753	$12,843	$14,625
9/30/2019	$14,753	$13,068	$14,627
10/31/2019	$15,064	$13,350	$15,039
11/30/2019	$16,088	$13,857	$15,706
12/31/2019	$16,272	$14,257	$16,180
1/31/2020	$16,956	$14,242	$16,542
2/29/2020	$16,286	$13,076	$15,415
3/31/2020	$14,666	$11,278	$13,899
4/30/2020	$17,347	$12,771	$15,955
5/31/2020	$19,568	$13,454	$17,026
6/30/2020	$21,063	$13,762	$17,768
7/31/2020	$22,906	$14,543	$19,135
8/31/2020	$25,029	$15,597	$21,109
9/30/2020	$24,722	$15,029	$20,116
10/31/2020	$23,786	$14,704	$19,433
11/30/2020	$27,404	$16,493	$21,423
12/31/2020	$28,216	$17,235	$22,408
1/31/2021	$28,232	$17,159	$22,242
2/28/2021	$29,105	$17,695	$22,237
3/31/2021	$28,119	$18,329	$22,619
4/30/2021	$29,606	$19,274	$24,158
5/31/2021	$28,976	$19,362	$23,824
6/30/2021	$31,547	$19,840	$25,319
7/31/2021	$31,983	$20,175	$26,153
8/31/2021	$32,873	$20,750	$27,131
9/30/2021	$30,932	$19,819	$25,611
10/31/2021	$33,245	$21,160	$27,830
11/30/2021	$32,468	$20,838	$28,000
12/31/2021	$31,029	$21,658	$28,592
1/31/2022	$26,409	$20,384	$26,138
2/28/2022	$25,642	$19,870	$25,028
3/31/2022	$25,481	$20,515	$26,007
4/30/2022	$21,143	$18,674	$22,866
5/31/2022	$19,166	$18,649	$22,335
6/30/2022	$17,491	$17,089	$20,565
7/31/2022	$19,711	$18,692	$23,034
8/31/2022	$19,529	$17,994	$21,961
9/30/2022	$17,572	$16,326	$19,826
10/31/2022	$18,218	$17,665	$20,985
11/30/2022	$18,399	$18,587	$21,941
12/31/2022	$16,791	$17,498	$20,261
1/31/2023	$18,958	$18,703	$21,950
2/28/2023	$18,365	$18,266	$21,689
3/31/2023	$19,326	$18,755	$23,172
4/30/2023	$18,815	$18,955	$23,400
5/31/2023	$20,185	$19,028	$24,467
6/30/2023	$21,781	$20,328	$26,140
7/31/2023	$23,028	$21,056	$27,021
8/31/2023	$21,822	$20,650	$26,778
9/30/2023	$20,615	$19,666	$25,322
10/31/2023	$19,531	$19,145	$24,961
11/30/2023	$22,231	$20,930	$27,682
12/31/2023	$24,112	$22,040	$28,908
1/31/2024	$23,744	$22,285	$29,629
2/29/2024	$26,035	$23,491	$31,651
3/31/2024	$26,525	$24,249	$32,208
4/30/2024	$24,644	$23,182	$30,842
5/31/2024	$24,910	$24,277	$32,688
6/30/2024	$26,300	$25,028	$34,892
7/31/2024	$26,198	$25,494	$34,299
8/31/2024	$27,446	$26,049	$35,013
9/30/2024	$28,591	$26,587	$36,005
10/31/2024	$29,450	$26,392	$35,886

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I3	50.79%	14.35%	15.17%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	18.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 467,150,412
Holdings Count | Holding		87
Advisory Fees Paid, Amount		$ 3,010,059
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$467,150,412
Number of Portfolio Holdings	87
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,010,059

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	39.9%
Consumer Discretionary	23.2
Communication Services	14.1
Financials	9.7
Health Care	7.4
Industrials	1.9
Real Estate	1.2
Consumer Staples	0.9
Materials	0.5
Energy	0.2
Utilities	0.2
Repurchase Agreements	1.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	5.2%
NVIDIA Corp.	4.6
Cloudflare, Inc., Class A	4.3
Apple, Inc.	4.1
Tesla, Inc.	4.1
Trade Desk, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.9
Affirm Holdings, Inc.	3.5
Microsoft Corp.	3.4
Carvana Co.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171802
Shareholder Report [Line Items]
Fund Name		Transamerica Large Growth
Class Name		Class R
Trading Symbol		TGWRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$150	1.20%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

The Fund’s sleeve sub-advised by Wellington Management Company LLP underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

During the fiscal year, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong stock selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance.

The Fund’s largest relative detractors during the period included overweights in Estee Lauder Cos., Inc., a cosmetics company, and Lululemon Athletica, Inc., an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., an US-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a US-based energy company.

The Fund’s sleeve sub-advised by Morgan Stanley Investment Management outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Narrow leadership of a select few mega-cap companies drove market results over the last 12-month period.

The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an enterprise analytics platform and Bitcoin developing company, an ecommerce solutions platform, and a global mobility and food delivery platform.

Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a cloud data platform, a life sciences tools and technology platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,060	$10,025	$10,075
4/30/2017	$10,330	$10,131	$10,305
5/31/2017	$10,690	$10,235	$10,573
6/30/2017	$10,590	$10,327	$10,545
7/31/2017	$11,020	$10,522	$10,825
8/31/2017	$11,200	$10,542	$11,024
9/30/2017	$11,250	$10,799	$11,167
10/31/2017	$11,710	$11,035	$11,600
11/30/2017	$11,990	$11,370	$11,952
12/31/2017	$12,083	$11,484	$12,045
1/31/2018	$13,124	$12,089	$12,898
2/28/2018	$12,864	$11,644	$12,560
3/31/2018	$12,499	$11,410	$12,216
4/30/2018	$12,604	$11,453	$12,258
5/31/2018	$13,208	$11,776	$12,796
6/30/2018	$13,322	$11,854	$12,919
7/31/2018	$13,551	$12,247	$13,298
8/31/2018	$14,260	$12,677	$14,025
9/30/2018	$14,333	$12,698	$14,104
10/31/2018	$12,926	$11,763	$12,842
11/30/2018	$13,062	$11,999	$12,979
12/31/2018	$11,990	$10,882	$11,863
1/31/2019	$13,215	$11,816	$12,929
2/28/2019	$13,798	$12,231	$13,392
3/31/2019	$14,096	$12,410	$13,773
4/30/2019	$14,748	$12,906	$14,395
5/31/2019	$13,695	$12,070	$13,486
6/30/2019	$14,679	$12,918	$14,412
7/31/2019	$14,862	$13,110	$14,738
8/31/2019	$14,576	$12,843	$14,625
9/30/2019	$14,565	$13,068	$14,627
10/31/2019	$14,874	$13,350	$15,039
11/30/2019	$15,880	$13,857	$15,706
12/31/2019	$16,052	$14,257	$16,180
1/31/2020	$16,720	$14,242	$16,542
2/29/2020	$16,038	$13,076	$15,415
3/31/2020	$14,452	$11,278	$13,899
4/30/2020	$17,068	$12,771	$15,955
5/31/2020	$19,265	$13,454	$17,026
6/30/2020	$20,712	$13,762	$17,768
7/31/2020	$22,520	$14,543	$19,135
8/31/2020	$24,607	$15,597	$21,109
9/30/2020	$24,287	$15,029	$20,116
10/31/2020	$23,355	$14,704	$19,433
11/30/2020	$26,902	$16,493	$21,423
12/31/2020	$27,695	$17,235	$22,408
1/31/2021	$27,695	$17,159	$22,242
2/28/2021	$28,535	$17,695	$22,237
3/31/2021	$27,550	$18,329	$22,619
4/30/2021	$29,003	$19,274	$24,158
5/31/2021	$28,389	$19,362	$23,824
6/30/2021	$30,875	$19,840	$25,319
7/31/2021	$31,294	$20,175	$26,153
8/31/2021	$32,150	$20,750	$27,131
9/30/2021	$30,245	$19,819	$25,611
10/31/2021	$32,489	$21,160	$27,830
11/30/2021	$31,730	$20,838	$28,000
12/31/2021	$30,309	$21,658	$28,592
1/31/2022	$25,774	$20,384	$26,138
2/28/2022	$25,025	$19,870	$25,028
3/31/2022	$24,842	$20,515	$26,007
4/30/2022	$20,631	$18,674	$22,866
5/31/2022	$18,688	$18,649	$22,335
6/30/2022	$17,048	$17,089	$20,565
7/31/2022	$19,194	$18,692	$23,034
8/31/2022	$19,011	$17,994	$21,961
9/30/2022	$17,088	$16,326	$19,826
10/31/2022	$17,716	$17,665	$20,985
11/30/2022	$17,878	$18,587	$21,941
12/31/2022	$16,324	$17,498	$20,261
1/31/2023	$18,398	$18,703	$21,950
2/28/2023	$17,823	$18,266	$21,689
3/31/2023	$18,747	$18,755	$23,172
4/30/2023	$18,254	$18,955	$23,400
5/31/2023	$19,568	$19,028	$24,467
6/30/2023	$21,108	$20,328	$26,140
7/31/2023	$22,299	$21,056	$27,021
8/31/2023	$21,129	$20,650	$26,778
9/30/2023	$19,958	$19,666	$25,322
10/31/2023	$18,891	$19,145	$24,961
11/30/2023	$21,498	$20,930	$27,682
12/31/2023	$23,305	$22,040	$28,908
1/31/2024	$22,936	$22,285	$29,629
2/29/2024	$25,153	$23,491	$31,651
3/31/2024	$25,605	$24,249	$32,208
4/30/2024	$23,798	$23,182	$30,842
5/31/2024	$24,024	$24,277	$32,688
6/30/2024	$25,359	$25,028	$34,892
7/31/2024	$25,256	$25,494	$34,299
8/31/2024	$26,447	$26,049	$35,013
9/30/2024	$27,535	$26,587	$36,005
10/31/2024	$28,336	$26,392	$35,886

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R	50.00%	13.76%	14.59%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	18.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 467,150,412
Holdings Count | Holding		87
Advisory Fees Paid, Amount		$ 3,010,059
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$467,150,412
Number of Portfolio Holdings	87
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,010,059

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	39.9%
Consumer Discretionary	23.2
Communication Services	14.1
Financials	9.7
Health Care	7.4
Industrials	1.9
Real Estate	1.2
Consumer Staples	0.9
Materials	0.5
Energy	0.2
Utilities	0.2
Repurchase Agreements	1.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	5.2%
NVIDIA Corp.	4.6
Cloudflare, Inc., Class A	4.3
Apple, Inc.	4.1
Tesla, Inc.	4.1
Trade Desk, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.9
Affirm Holdings, Inc.	3.5
Microsoft Corp.	3.4
Carvana Co.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171803
Shareholder Report [Line Items]
Fund Name		Transamerica Large Growth
Class Name		Class R4
Trading Symbol		TGWFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	0.90%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

The Fund’s sleeve sub-advised by Wellington Management Company LLP underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

During the fiscal year, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong stock selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance.

The Fund’s largest relative detractors during the period included overweights in Estee Lauder Cos., Inc., a cosmetics company, and Lululemon Athletica, Inc., an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., an US-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a US-based energy company.

The Fund’s sleeve sub-advised by Morgan Stanley Investment Management outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Narrow leadership of a select few mega-cap companies drove market results over the last 12-month period.

The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an enterprise analytics platform and Bitcoin developing company, an ecommerce solutions platform, and a global mobility and food delivery platform.

Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a cloud data platform, a life sciences tools and technology platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,280	$10,242	$10,317
12/31/2014	$10,173	$10,242	$10,209
1/31/2015	$10,065	$9,957	$10,053
2/28/2015	$10,825	$10,534	$10,723
3/31/2015	$10,696	$10,427	$10,601
4/30/2015	$10,769	$10,474	$10,654
5/31/2015	$10,940	$10,619	$10,804
6/30/2015	$10,868	$10,441	$10,614
7/31/2015	$11,311	$10,616	$10,974
8/31/2015	$10,569	$9,975	$10,307
9/30/2015	$10,298	$9,684	$10,052
10/31/2015	$11,212	$10,449	$10,918
11/30/2015	$11,248	$10,507	$10,949
12/31/2015	$11,078	$10,291	$10,788
1/31/2016	$10,254	$9,711	$10,186
2/29/2016	$10,064	$9,707	$10,181
3/31/2016	$10,739	$10,391	$10,868
4/30/2016	$10,666	$10,455	$10,769
5/31/2016	$10,956	$10,642	$10,978
6/30/2016	$10,752	$10,664	$10,935
7/31/2016	$11,341	$11,087	$11,451
8/31/2016	$11,250	$11,116	$11,394
9/30/2016	$11,344	$11,133	$11,436
10/31/2016	$11,109	$10,892	$11,167
11/30/2016	$11,154	$11,380	$11,410
12/31/2016	$11,162	$11,602	$11,551
1/31/2017	$11,624	$11,820	$11,941
2/28/2017	$12,105	$12,260	$12,437
3/31/2017	$12,291	$12,268	$12,580
4/30/2017	$12,634	$12,398	$12,868
5/31/2017	$13,061	$12,525	$13,203
6/30/2017	$12,946	$12,638	$13,168
7/31/2017	$13,471	$12,876	$13,518
8/31/2017	$13,704	$12,901	$13,766
9/30/2017	$13,771	$13,216	$13,945
10/31/2017	$14,334	$13,504	$14,485
11/30/2017	$14,688	$13,914	$14,925
12/31/2017	$14,788	$14,053	$15,041
1/31/2018	$16,075	$14,794	$16,107
2/28/2018	$15,757	$14,249	$15,684
3/31/2018	$15,323	$13,963	$15,254
4/30/2018	$15,463	$14,016	$15,308
5/31/2018	$16,203	$14,412	$15,978
6/30/2018	$16,337	$14,506	$16,132
7/31/2018	$16,630	$14,987	$16,606
8/31/2018	$17,510	$15,514	$17,514
9/30/2018	$17,600	$15,539	$17,612
10/31/2018	$15,865	$14,395	$16,037
11/30/2018	$16,031	$14,683	$16,207
12/31/2018	$14,719	$13,317	$14,814
1/31/2019	$16,232	$14,460	$16,145
2/28/2019	$16,946	$14,968	$16,723
3/31/2019	$17,310	$15,187	$17,199
4/30/2019	$18,122	$15,793	$17,976
5/31/2019	$16,834	$14,771	$16,840
6/30/2019	$18,038	$15,809	$17,997
7/31/2019	$18,262	$16,044	$18,403
8/31/2019	$17,926	$15,717	$18,262
9/30/2019	$17,912	$15,993	$18,265
10/31/2019	$18,290	$16,337	$18,779
11/30/2019	$19,537	$16,958	$19,613
12/31/2019	$19,764	$17,447	$20,204
1/31/2020	$20,580	$17,428	$20,656
2/29/2020	$19,764	$16,002	$19,249
3/31/2020	$17,791	$13,801	$17,356
4/30/2020	$21,039	$15,629	$19,924
5/31/2020	$23,727	$16,465	$21,261
6/30/2020	$25,530	$16,841	$22,187
7/31/2020	$27,775	$17,797	$23,894
8/31/2020	$30,343	$19,087	$26,360
9/30/2020	$29,952	$18,392	$25,120
10/31/2020	$28,812	$17,995	$24,267
11/30/2020	$33,200	$20,184	$26,751
12/31/2020	$34,189	$21,092	$27,982
1/31/2021	$34,189	$20,998	$27,775
2/28/2021	$35,253	$21,654	$27,768
3/31/2021	$34,031	$22,431	$28,245
4/30/2021	$35,844	$23,587	$30,167
5/31/2021	$35,075	$23,695	$29,750
6/30/2021	$38,169	$24,279	$31,616
7/31/2021	$38,701	$24,689	$32,658
8/31/2021	$39,765	$25,393	$33,879
9/30/2021	$37,420	$24,254	$31,982
10/31/2021	$40,199	$25,894	$34,752
11/30/2021	$39,273	$25,500	$34,964
12/31/2021	$37,518	$26,504	$35,704
1/31/2022	$31,926	$24,945	$32,639
2/28/2022	$30,990	$24,317	$31,253
3/31/2022	$30,768	$25,105	$32,476
4/30/2022	$25,546	$22,852	$28,554
5/31/2022	$23,156	$22,822	$27,890
6/30/2022	$21,136	$20,912	$25,681
7/31/2022	$23,797	$22,874	$28,763
8/31/2022	$23,600	$22,021	$27,423
9/30/2022	$21,210	$19,979	$24,757
10/31/2022	$21,974	$21,617	$26,204
11/30/2022	$22,195	$22,745	$27,398
12/31/2022	$20,256	$21,414	$25,301
1/31/2023	$22,853	$22,888	$27,409
2/28/2023	$22,154	$22,353	$27,084
3/31/2023	$23,303	$22,951	$28,935
4/30/2023	$22,678	$23,196	$29,221
5/31/2023	$24,327	$23,286	$30,553
6/30/2023	$26,250	$24,876	$32,642
7/31/2023	$27,748	$25,768	$33,742
8/31/2023	$26,275	$25,270	$33,439
9/30/2023	$24,826	$24,067	$31,620
10/31/2023	$23,527	$23,429	$31,170
11/30/2023	$26,774	$25,613	$34,568
12/31/2023	$29,047	$26,972	$36,098
1/31/2024	$28,573	$27,271	$36,999
2/29/2024	$31,345	$28,747	$39,523
3/31/2024	$31,919	$29,674	$40,219
4/30/2024	$29,672	$28,369	$38,513
5/31/2024	$29,971	$29,709	$40,819
6/30/2024	$31,620	$30,629	$43,571
7/31/2024	$31,520	$31,198	$42,830
8/31/2024	$32,993	$31,877	$43,722
9/30/2024	$34,392	$32,537	$44,961
10/31/2024	$35,391	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	50.42%	14.11%	13.47%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 467,150,412
Holdings Count | Holding		87
Advisory Fees Paid, Amount		$ 3,010,059
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$467,150,412
Number of Portfolio Holdings	87
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,010,059

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	39.9%
Consumer Discretionary	23.2
Communication Services	14.1
Financials	9.7
Health Care	7.4
Industrials	1.9
Real Estate	1.2
Consumer Staples	0.9
Materials	0.5
Energy	0.2
Utilities	0.2
Repurchase Agreements	1.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	5.2%
NVIDIA Corp.	4.6
Cloudflare, Inc., Class A	4.3
Apple, Inc.	4.1
Tesla, Inc.	4.1
Trade Desk, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.9
Affirm Holdings, Inc.	3.5
Microsoft Corp.	3.4
Carvana Co.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000228030
Shareholder Report [Line Items]
Fund Name		Transamerica Large Growth
Class Name		Class R6
Trading Symbol		TAGDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.71%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund outperformed the Russell 1000® Growth Index, a benchmark of the Fund.

The Fund’s sleeve sub-advised by Wellington Management Company LLP underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

During the fiscal year, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong stock selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance.

The Fund’s largest relative detractors during the period included overweights in Estee Lauder Cos., Inc., a cosmetics company, and Lululemon Athletica, Inc., an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., an US-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a US-based energy company.

The Fund’s sleeve sub-advised by Morgan Stanley Investment Management outperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Narrow leadership of a select few mega-cap companies drove market results over the last 12-month period.

The Fund’s relative outperformance was driven by favorable stock selection in the consumer discretionary, financials and industrials sectors. Top contributors included holdings in a used cars ecommerce platform, a food delivery company, an enterprise analytics platform and Bitcoin developing company, an ecommerce solutions platform, and a global mobility and food delivery platform.

Conversely, stock selection in the health care and materials sectors and a lack of exposure to the utilities sector detracted most from relative performance. Top detractors included holdings in a health care services provider, a financial automation and payments software provider, a cloud data platform, a life sciences tools and technology platform, and an electric vehicle developer, along with underweight exposures to the aforementioned mega-cap companies that have dominated market performance over the past year.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,882	$10,247	$10,627
7/31/2021	$11,038	$10,420	$10,978
8/31/2021	$11,345	$10,717	$11,388
9/30/2021	$10,675	$10,236	$10,750
10/31/2021	$11,473	$10,928	$11,681
11/30/2021	$11,205	$10,762	$11,753
12/31/2021	$10,710	$11,186	$12,001
1/31/2022	$9,108	$10,528	$10,971
2/28/2022	$8,851	$10,263	$10,505
3/31/2022	$8,788	$10,595	$10,916
4/30/2022	$7,298	$9,645	$9,598
5/31/2022	$6,615	$9,632	$9,375
6/30/2022	$6,037	$8,826	$8,632
7/31/2022	$6,796	$9,654	$9,668
8/31/2022	$6,741	$9,294	$9,218
9/30/2022	$6,065	$8,432	$8,322
10/31/2022	$6,281	$9,123	$8,808
11/30/2022	$6,351	$9,599	$9,210
12/31/2022	$5,796	$9,037	$8,505
1/31/2023	$6,537	$9,660	$9,213
2/28/2023	$6,332	$9,434	$9,104
3/31/2023	$6,664	$9,686	$9,726
4/30/2023	$6,487	$9,789	$9,822
5/31/2023	$6,953	$9,828	$10,270
6/30/2023	$7,511	$10,499	$10,972
7/31/2023	$7,941	$10,875	$11,342
8/31/2023	$7,525	$10,665	$11,240
9/30/2023	$7,108	$10,157	$10,629
10/31/2023	$6,734	$9,888	$10,477
11/30/2023	$7,673	$10,810	$11,620
12/31/2023	$8,323	$11,383	$12,134
1/31/2024	$8,189	$11,509	$12,437
2/29/2024	$8,979	$12,132	$13,285
3/31/2024	$9,156	$12,524	$13,519
4/30/2024	$8,499	$11,973	$12,946
5/31/2024	$8,591	$12,538	$13,721
6/30/2024	$9,064	$12,926	$14,646
7/31/2024	$9,036	$13,167	$14,397
8/31/2024	$9,459	$13,453	$14,697
9/30/2024	$9,862	$13,732	$15,113
10/31/2024	$10,151	$13,631	$15,063

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 5/28/21
Class R6	50.73%	0.44%
Russell 3000®IndexFootnote Reference(a)	37.86%	9.48%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	12.73%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 467,150,412
Holdings Count | Holding		87
Advisory Fees Paid, Amount		$ 3,010,059
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$467,150,412
Number of Portfolio Holdings	87
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,010,059

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	39.9%
Consumer Discretionary	23.2
Communication Services	14.1
Financials	9.7
Health Care	7.4
Industrials	1.9
Real Estate	1.2
Consumer Staples	0.9
Materials	0.5
Energy	0.2
Utilities	0.2
Repurchase Agreements	1.1
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

DoorDash, Inc., Class A	5.2%
NVIDIA Corp.	4.6
Cloudflare, Inc., Class A	4.3
Apple, Inc.	4.1
Tesla, Inc.	4.1
Trade Desk, Inc., Class A	4.1
MicroStrategy, Inc., Class A	3.9
Affirm Holdings, Inc.	3.5
Microsoft Corp.	3.4
Carvana Co.	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171807
Shareholder Report [Line Items]
Fund Name		Transamerica Large Value Opportunities
Class Name		Class I3
Trading Symbol		TLOTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$58	0.50%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The strategy is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio.

The top performing sectors were information technology and health care. The largest detracting sectors were materials and financials. From our proprietary growth category perspective, exceptional growth stocks outperformed, while mature cyclical stocks underperformed. Among the top individual contributors were Intel Corp. (underweight) and NVIDIA Corp., which is not in the benchmark. Individual detractors were led by QUALCOMM, Inc. (underweight) and Lululemon Athletica, Inc., which is not in the benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	MSCI USA Value Index
5/5/2017	$10,000	$10,000	$10,000
5/31/2017	$9,920	$10,095	$10,016
6/30/2017	$10,084	$10,186	$10,205
7/31/2017	$10,315	$10,378	$10,354
8/31/2017	$10,265	$10,398	$10,264
9/30/2017	$10,552	$10,652	$10,568
10/31/2017	$10,794	$10,884	$10,698
11/30/2017	$11,217	$11,215	$11,022
12/31/2017	$11,321	$11,327	$11,162
1/31/2018	$11,711	$11,924	$11,586
2/28/2018	$11,053	$11,484	$11,005
3/31/2018	$11,005	$11,254	$10,776
4/30/2018	$11,077	$11,297	$10,800
5/31/2018	$11,232	$11,615	$10,852
6/30/2018	$11,163	$11,691	$10,912
7/31/2018	$11,588	$12,079	$11,380
8/31/2018	$11,795	$12,504	$11,535
9/30/2018	$11,848	$12,524	$11,584
10/31/2018	$11,182	$11,602	$11,078
11/30/2018	$11,431	$11,835	$11,411
12/31/2018	$10,355	$10,733	$10,361
1/31/2019	$11,141	$11,654	$11,107
2/28/2019	$11,547	$12,064	$11,458
3/31/2019	$11,527	$12,240	$11,550
4/30/2019	$11,807	$12,729	$11,922
5/31/2019	$10,966	$11,905	$11,146
6/30/2019	$11,730	$12,742	$11,908
7/31/2019	$11,858	$12,931	$12,030
8/31/2019	$11,474	$12,667	$11,718
9/30/2019	$11,862	$12,890	$12,130
10/31/2019	$12,030	$13,167	$12,304
11/30/2019	$12,481	$13,668	$12,673
12/31/2019	$12,773	$14,062	$13,027
1/31/2020	$12,434	$14,047	$12,702
2/29/2020	$11,181	$12,897	$11,471
3/31/2020	$9,352	$11,123	$9,674
4/30/2020	$10,418	$12,597	$10,701
5/31/2020	$10,812	$13,270	$11,006
6/30/2020	$10,760	$13,574	$10,927
7/31/2020	$11,077	$14,344	$11,340
8/31/2020	$11,475	$15,384	$11,790
9/30/2020	$11,160	$14,823	$11,528
10/31/2020	$10,867	$14,503	$11,269
11/30/2020	$12,265	$16,268	$12,736
12/31/2020	$12,660	$17,000	$13,150
1/31/2021	$12,607	$16,924	$12,995
2/28/2021	$13,089	$17,453	$13,593
3/31/2021	$14,151	$18,079	$14,518
4/30/2021	$14,676	$19,011	$15,051
5/31/2021	$15,013	$19,097	$15,444
6/30/2021	$14,886	$19,568	$15,299
7/31/2021	$15,075	$19,899	$15,478
8/31/2021	$15,441	$20,467	$15,786
9/30/2021	$14,868	$19,548	$15,215
10/31/2021	$15,615	$20,870	$16,082
11/30/2021	$15,208	$20,553	$15,648
12/31/2021	$16,311	$21,362	$16,724
1/31/2022	$15,978	$20,105	$16,314
2/28/2022	$15,836	$19,599	$16,013
3/31/2022	$16,258	$20,234	$16,482
4/30/2022	$15,526	$18,419	$15,671
5/31/2022	$15,908	$18,394	$15,966
6/30/2022	$14,522	$16,855	$14,658
7/31/2022	$15,499	$18,436	$15,486
8/31/2022	$15,050	$17,748	$15,050
9/30/2022	$13,819	$16,103	$13,816
10/31/2022	$15,428	$17,423	$15,356
11/30/2022	$16,313	$18,332	$16,289
12/31/2022	$15,708	$17,259	$15,680
1/31/2023	$16,312	$18,448	$16,183
2/28/2023	$15,863	$18,017	$15,630
3/31/2023	$15,697	$18,498	$15,518
4/30/2023	$15,766	$18,695	$15,721
5/31/2023	$15,038	$18,768	$15,081
6/30/2023	$15,996	$20,050	$16,012
7/31/2023	$16,624	$20,768	$16,588
8/31/2023	$16,293	$20,368	$16,174
9/30/2023	$15,808	$19,397	$15,590
10/31/2023	$15,317	$18,883	$15,146
11/30/2023	$16,245	$20,644	$16,233
12/31/2023	$17,004	$21,739	$17,128
1/31/2024	$17,357	$21,980	$17,222
2/29/2024	$17,973	$23,170	$17,818
3/31/2024	$18,863	$23,917	$18,682
4/30/2024	$18,121	$22,865	$17,896
5/31/2024	$18,669	$23,945	$18,413
6/30/2024	$18,750	$24,686	$18,414
7/31/2024	$19,549	$25,145	$19,299
8/31/2024	$20,064	$25,692	$19,855
9/30/2024	$20,314	$26,224	$20,200
10/31/2024	$20,279	$26,031	$19,962

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/5/17
Class I3	32.39%	11.01%	9.89%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.62%
MSCI USA Value IndexFootnote Reference(b)	31.80%	10.16%	9.66%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 338,286,292
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,451,574
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,286,292
Number of Portfolio Holdings	155
Portfolio Turnover Rate	114%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,451,574

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Health Care	14.7
Information Technology	11.1
Industrials	9.9
Consumer Staples	8.8
Consumer Discretionary	8.8
Energy	6.9
Communication Services	5.8
Materials	4.7
Utilities	2.7
Real Estate	2.7
Exchange-Traded Funds	1.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	3.3%
Berkshire Hathaway, Inc., Class B	3.1
Exxon Mobil Corp.	2.8
Broadcom, Inc.	2.3
Johnson & Johnson	2.2
Chevron Corp.	1.8
Home Depot, Inc.	1.7
PepsiCo, Inc.	1.6
iShares Russell 1000 Value ETF	1.6
Comcast Corp., Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171805
Shareholder Report [Line Items]
Fund Name		Transamerica Large Value Opportunities
Class Name		Class R
Trading Symbol		TLORX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$116	1.00%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The strategy is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio.

The top performing sectors were information technology and health care. The largest detracting sectors were materials and financials. From our proprietary growth category perspective, exceptional growth stocks outperformed, while mature cyclical stocks underperformed. Among the top individual contributors were Intel Corp. (underweight) and NVIDIA Corp., which is not in the benchmark. Individual detractors were led by QUALCOMM, Inc. (underweight) and Lululemon Athletica, Inc., which is not in the benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	MSCI USA Value Index
5/5/2017	$10,000	$10,000	$10,000
5/31/2017	$9,920	$10,095	$10,016
6/30/2017	$10,084	$10,186	$10,205
7/31/2017	$10,305	$10,378	$10,354
8/31/2017	$10,245	$10,398	$10,264
9/30/2017	$10,528	$10,652	$10,568
10/31/2017	$10,769	$10,884	$10,698
11/30/2017	$11,182	$11,215	$11,022
12/31/2017	$11,281	$11,327	$11,162
1/31/2018	$11,671	$11,924	$11,586
2/28/2018	$11,015	$11,484	$11,005
3/31/2018	$10,952	$11,254	$10,776
4/30/2018	$11,024	$11,297	$10,800
5/31/2018	$11,178	$11,615	$10,852
6/30/2018	$11,096	$11,691	$10,912
7/31/2018	$11,508	$12,079	$11,380
8/31/2018	$11,724	$12,504	$11,535
9/30/2018	$11,762	$12,524	$11,584
10/31/2018	$11,101	$11,602	$11,078
11/30/2018	$11,349	$11,835	$11,411
12/31/2018	$10,261	$10,733	$10,361
1/31/2019	$11,052	$11,654	$11,107
2/28/2019	$11,442	$12,064	$11,458
3/31/2019	$11,420	$12,240	$11,550
4/30/2019	$11,685	$12,729	$11,922
5/31/2019	$10,852	$11,905	$11,146
6/30/2019	$11,607	$12,742	$11,908
7/31/2019	$11,721	$12,931	$12,030
8/31/2019	$11,341	$12,667	$11,718
9/30/2019	$11,722	$12,890	$12,130
10/31/2019	$11,875	$13,167	$12,304
11/30/2019	$12,320	$13,668	$12,673
12/31/2019	$12,606	$14,062	$13,027
1/31/2020	$12,272	$14,047	$12,702
2/29/2020	$11,024	$12,897	$11,471
3/31/2020	$9,218	$11,123	$9,674
4/30/2020	$10,267	$12,597	$10,701
5/31/2020	$10,642	$13,270	$11,006
6/30/2020	$10,591	$13,574	$10,927
7/31/2020	$10,903	$14,344	$11,340
8/31/2020	$11,293	$15,384	$11,790
9/30/2020	$10,969	$14,823	$11,528
10/31/2020	$10,682	$14,503	$11,269
11/30/2020	$12,055	$16,268	$12,736
12/31/2020	$12,427	$17,000	$13,150
1/31/2021	$12,374	$16,924	$12,995
2/28/2021	$12,834	$17,453	$13,593
3/31/2021	$13,886	$18,079	$14,518
4/30/2021	$14,387	$19,011	$15,051
5/31/2021	$14,704	$19,097	$15,444
6/30/2021	$14,573	$19,568	$15,299
7/31/2021	$14,759	$19,899	$15,478
8/31/2021	$15,103	$20,467	$15,786
9/30/2021	$14,537	$19,548	$15,215
10/31/2021	$15,267	$20,870	$16,082
11/30/2021	$14,855	$20,553	$15,648
12/31/2021	$15,923	$21,362	$16,724
1/31/2022	$15,599	$20,105	$16,314
2/28/2022	$15,460	$19,599	$16,013
3/31/2022	$15,868	$20,234	$16,482
4/30/2022	$15,139	$18,419	$15,671
5/31/2022	$15,511	$18,394	$15,966
6/30/2022	$14,142	$16,855	$14,658
7/31/2022	$15,092	$18,436	$15,486
8/31/2022	$14,656	$17,748	$15,050
9/30/2022	$13,456	$16,103	$13,816
10/31/2022	$15,019	$17,423	$15,356
11/30/2022	$15,863	$18,332	$16,289
12/31/2022	$15,272	$17,259	$15,680
1/31/2023	$15,858	$18,448	$16,183
2/28/2023	$15,423	$18,017	$15,630
3/31/2023	$15,241	$18,498	$15,518
4/30/2023	$15,291	$18,695	$15,721
5/31/2023	$14,586	$18,768	$15,081
6/30/2023	$15,512	$20,050	$16,012
7/31/2023	$16,102	$20,768	$16,588
8/31/2023	$15,782	$20,368	$16,174
9/30/2023	$15,310	$19,397	$15,590
10/31/2023	$14,836	$18,883	$15,146
11/30/2023	$15,716	$20,644	$16,233
12/31/2023	$16,463	$21,739	$17,128
1/31/2024	$16,786	$21,980	$17,222
2/29/2024	$17,364	$23,170	$17,818
3/31/2024	$18,219	$23,917	$18,682
4/30/2024	$17,503	$22,865	$17,896
5/31/2024	$18,014	$23,945	$18,413
6/30/2024	$18,087	$24,686	$18,414
7/31/2024	$18,856	$25,145	$19,299
8/31/2024	$19,335	$25,692	$19,855
9/30/2024	$19,570	$26,224	$20,200
10/31/2024	$19,519	$26,031	$19,962

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/5/17
Class R	31.56%	10.45%	9.34%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.62%
MSCI USA Value IndexFootnote Reference(b)	31.80%	10.16%	9.66%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 338,286,292
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,451,574
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,286,292
Number of Portfolio Holdings	155
Portfolio Turnover Rate	114%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,451,574

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Health Care	14.7
Information Technology	11.1
Industrials	9.9
Consumer Staples	8.8
Consumer Discretionary	8.8
Energy	6.9
Communication Services	5.8
Materials	4.7
Utilities	2.7
Real Estate	2.7
Exchange-Traded Funds	1.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	3.3%
Berkshire Hathaway, Inc., Class B	3.1
Exxon Mobil Corp.	2.8
Broadcom, Inc.	2.3
Johnson & Johnson	2.2
Chevron Corp.	1.8
Home Depot, Inc.	1.7
PepsiCo, Inc.	1.6
iShares Russell 1000 Value ETF	1.6
Comcast Corp., Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171806
Shareholder Report [Line Items]
Fund Name		Transamerica Large Value Opportunities
Class Name		Class R4
Trading Symbol		TLOFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$87	0.75%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The strategy is driven by a model, which ranks companies within what are considered fundamentally similar groups of stocks based on six life-cycle stages. The Fund’s sub-adviser, PineBridge Investments LLC, then employs an optimization process to construct the portfolio.

The top performing sectors were information technology and health care. The largest detracting sectors were materials and financials. From our proprietary growth category perspective, exceptional growth stocks outperformed, while mature cyclical stocks underperformed. Among the top individual contributors were Intel Corp. (underweight) and NVIDIA Corp., which is not in the benchmark. Individual detractors were led by QUALCOMM, Inc. (underweight) and Lululemon Athletica, Inc., which is not in the benchmark.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	MSCI USA Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,146	$10,242	$10,177
12/31/2014	$10,147	$10,242	$10,171
1/31/2015	$9,869	$9,957	$9,762
2/28/2015	$10,425	$10,534	$10,247
3/31/2015	$10,403	$10,427	$10,032
4/30/2015	$10,403	$10,474	$10,229
5/31/2015	$10,619	$10,619	$10,323
6/30/2015	$10,395	$10,441	$10,059
7/31/2015	$10,472	$10,616	$10,139
8/31/2015	$9,906	$9,975	$9,551
9/30/2015	$9,568	$9,684	$9,353
10/31/2015	$10,346	$10,449	$10,095
11/30/2015	$10,458	$10,507	$10,132
12/31/2015	$10,077	$10,291	$9,974
1/31/2016	$9,148	$9,711	$9,544
2/29/2016	$9,106	$9,707	$9,536
3/31/2016	$9,758	$10,391	$10,181
4/30/2016	$9,786	$10,455	$10,302
5/31/2016	$9,779	$10,642	$10,477
6/30/2016	$9,644	$10,664	$10,599
7/31/2016	$9,943	$11,087	$10,914
8/31/2016	$10,036	$11,116	$10,980
9/30/2016	$10,098	$11,133	$10,966
10/31/2016	$9,984	$10,892	$10,807
11/30/2016	$10,633	$11,380	$11,336
12/31/2016	$10,998	$11,602	$11,656
1/31/2017	$11,041	$11,820	$11,713
2/28/2017	$11,399	$12,260	$12,146
3/31/2017	$11,213	$12,268	$12,061
4/30/2017	$11,169	$12,398	$12,047
5/31/2017	$11,130	$12,525	$12,067
6/30/2017	$11,309	$12,638	$12,295
7/31/2017	$11,568	$12,876	$12,473
8/31/2017	$11,501	$12,901	$12,364
9/30/2017	$11,826	$13,216	$12,731
10/31/2017	$12,097	$13,504	$12,888
11/30/2017	$12,560	$13,914	$13,279
12/31/2017	$12,679	$14,053	$13,447
1/31/2018	$13,117	$14,794	$13,958
2/28/2018	$12,380	$14,249	$13,258
3/31/2018	$12,317	$13,963	$12,982
4/30/2018	$12,398	$14,016	$13,010
5/31/2018	$12,571	$14,412	$13,073
6/30/2018	$12,486	$14,506	$13,146
7/31/2018	$12,961	$14,987	$13,709
8/31/2018	$13,193	$15,514	$13,896
9/30/2018	$13,243	$15,539	$13,956
10/31/2018	$12,499	$14,395	$13,346
11/30/2018	$12,778	$14,683	$13,747
12/31/2018	$11,567	$13,317	$12,482
1/31/2019	$12,445	$14,460	$13,380
2/28/2019	$12,898	$14,968	$13,803
3/31/2019	$12,867	$15,187	$13,915
4/30/2019	$13,180	$15,793	$14,363
5/31/2019	$12,227	$14,771	$13,427
6/30/2019	$13,101	$15,809	$14,346
7/31/2019	$13,229	$16,044	$14,493
8/31/2019	$12,786	$15,717	$14,117
9/30/2019	$13,225	$15,993	$14,613
10/31/2019	$13,412	$16,337	$14,823
11/30/2019	$13,915	$16,958	$15,267
12/31/2019	$14,244	$17,447	$15,694
1/31/2020	$13,867	$17,428	$15,302
2/29/2020	$12,457	$16,002	$13,819
3/31/2020	$10,425	$13,801	$11,654
4/30/2020	$11,611	$15,629	$12,892
5/31/2020	$12,036	$16,465	$13,259
6/30/2020	$11,970	$16,841	$13,164
7/31/2020	$12,338	$17,797	$13,662
8/31/2020	$12,780	$19,087	$14,203
9/30/2020	$12,422	$18,392	$13,888
10/31/2020	$12,096	$17,995	$13,575
11/30/2020	$13,651	$20,184	$15,344
12/31/2020	$14,081	$21,092	$15,842
1/31/2021	$14,022	$20,998	$15,655
2/28/2021	$14,558	$21,654	$16,375
3/31/2021	$15,744	$22,431	$17,490
4/30/2021	$16,313	$23,587	$18,132
5/31/2021	$16,687	$23,695	$18,605
6/30/2021	$16,535	$24,279	$18,431
7/31/2021	$16,761	$24,689	$18,646
8/31/2021	$17,151	$25,393	$19,017
9/30/2021	$16,519	$24,254	$18,330
10/31/2021	$17,348	$25,894	$19,375
11/30/2021	$16,881	$25,500	$18,851
12/31/2021	$18,106	$26,504	$20,147
1/31/2022	$17,738	$24,945	$19,654
2/28/2022	$17,562	$24,317	$19,291
3/31/2022	$18,036	$25,105	$19,856
4/30/2022	$17,225	$22,852	$18,879
5/31/2022	$17,648	$22,822	$19,234
6/30/2022	$16,104	$20,912	$17,658
7/31/2022	$17,184	$22,874	$18,657
8/31/2022	$16,670	$22,021	$18,131
9/30/2022	$15,315	$19,979	$16,644
10/31/2022	$17,094	$21,617	$18,500
11/30/2022	$18,055	$22,745	$19,623
12/31/2022	$17,393	$21,414	$18,889
1/31/2023	$18,059	$22,888	$19,496
2/28/2023	$17,564	$22,353	$18,830
3/31/2023	$17,369	$22,951	$18,695
4/30/2023	$17,446	$23,196	$18,939
5/31/2023	$16,641	$23,286	$18,168
6/30/2023	$17,690	$24,876	$19,290
7/31/2023	$18,363	$25,768	$19,984
8/31/2023	$17,997	$25,270	$19,485
9/30/2023	$17,469	$24,067	$18,781
10/31/2023	$16,929	$23,429	$18,246
11/30/2023	$17,933	$25,613	$19,556
12/31/2023	$18,779	$26,972	$20,634
1/31/2024	$19,167	$27,271	$20,747
2/29/2024	$19,846	$28,747	$21,465
3/31/2024	$20,815	$29,674	$22,507
4/30/2024	$19,997	$28,369	$21,559
5/31/2024	$20,581	$29,709	$22,182
6/30/2024	$20,678	$30,629	$22,183
7/31/2024	$21,557	$31,198	$23,249
8/31/2024	$22,105	$31,877	$23,920
9/30/2024	$22,387	$32,537	$24,335
10/31/2024	$22,348	$32,298	$24,048

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	32.01%	10.75%	8.37%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
MSCI USA Value IndexFootnote Reference(b)	31.80%	10.16%	9.17%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 338,286,292
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,451,574
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$338,286,292
Number of Portfolio Holdings	155
Portfolio Turnover Rate	114%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,451,574

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.9%
Health Care	14.7
Information Technology	11.1
Industrials	9.9
Consumer Staples	8.8
Consumer Discretionary	8.8
Energy	6.9
Communication Services	5.8
Materials	4.7
Utilities	2.7
Real Estate	2.7
Exchange-Traded Funds	1.6
Repurchase Agreements	0.4
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	3.3%
Berkshire Hathaway, Inc., Class B	3.1
Exxon Mobil Corp.	2.8
Broadcom, Inc.	2.3
Johnson & Johnson	2.2
Chevron Corp.	1.8
Home Depot, Inc.	1.7
PepsiCo, Inc.	1.6
iShares Russell 1000 Value ETF	1.6
Comcast Corp., Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241763
Shareholder Report [Line Items]
Fund Name		Transamerica Long Credit
Class Name		Class A
Trading Symbol		TLCDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.86%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance during the fiscal year was driven by the Fund’s portfolio duration positioning as well as the impact of trading costs and cash positions held as credit rallied. These detractors were partially offset by positioning which generated additional yield and benefitted from the positive impact of spread compression on bond prices held in the Fund compared to those in the benchmark.

At a sector level, selection within emerging markets debt benefited relative returns while selection in investment grade corporate credit and government/government-related securities detracted. Within corporate credit, the overweight allocation to banking and selection in basic industry and technology contributed to relative returns, but these contributors were more than offset by selection in electric and banking.

The sub-adviser adjusted allocations over the period in response to developments in the economic environment and to reflect its evolving views on relative value across sectors and sub-sectors. While still a significant component of the Fund’s portfolio, investment grade corporate credit exposure was reduced modestly during the fiscal year with the largest reductions occurring in energy, transportation and insurance. Increased allocations were made to U.S. Treasury securities given still relatively attractive government yields compared to recent historical levels. Diversified exposure was also added to longer-dated asset-backed deals collateralized by structured settlements.

The Fund’s portfolio began the fiscal year with a duration underweight relative to the benchmark, but this underweight was reduced and eventually closed during the fiscal year, as the likelihood of federal funds rate cuts increased.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Long Credit Index
3/31/2023	$9,524	$10,000	$10,000
4/30/2023	$9,554	$10,061	$10,087
5/31/2023	$9,304	$9,957	$9,815
6/30/2023	$9,455	$9,941	$9,958
7/31/2023	$9,461	$9,951	$9,943
8/31/2023	$9,283	$9,891	$9,753
9/30/2023	$8,806	$9,655	$9,237
10/31/2023	$8,502	$9,510	$8,856
11/30/2023	$9,203	$9,938	$9,789
12/31/2023	$9,866	$10,315	$10,503
1/31/2024	$9,763	$10,291	$10,406
2/29/2024	$9,514	$10,167	$10,136
3/31/2024	$9,691	$10,267	$10,331
4/30/2024	$9,212	$10,027	$9,825
5/31/2024	$9,450	$10,193	$10,100
6/30/2024	$9,570	$10,287	$10,157
7/31/2024	$9,780	$10,520	$10,477
8/31/2024	$10,031	$10,675	$10,700
9/30/2024	$10,253	$10,821	$10,980
10/31/2024	$9,852	$10,576	$10,520

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class A with Load	10.42%	(0.94%)
Class A	15.88%	2.16%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.59%
Bloomberg U.S. Long Credit IndexFootnote Reference(b)	18.80%	3.25%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 604,739,804
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,371,851
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,739,804
Number of Portfolio Holdings	257
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,371,851
Average MaturityFootnote Reference§	22.14 years
DurationFootnote Reference†	12.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	10.0%
AAA	2.2
AA	4.2
A	30.8
BBB	48.4
BB	1.8
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	83.3%
U.S. Government Obligations	10.8
Foreign Government Obligations	2.8
Asset-Backed Securities	1.3
Repurchase Agreements	1.0
Other Investment Company	1.0
Municipal Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	2.5%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.8
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
U.S. Treasury Notes, 4.38%, 05/15/2034	1.1
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
U.S. Treasury Notes, 3.88%, 08/15/2034	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339.

Annual Fund Operating Expenses of Class A of the fund decreased during the year as a result of an increase in assets in the class.

Material Fund Change Expenses [Text Block]		Annual Fund Operating Expenses of Class A of the fund decreased during the year as a result of an increase in assets in the class.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241761
Shareholder Report [Line Items]
Fund Name		Transamerica Long Credit
Class Name		Class I
Trading Symbol		TLCJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.67%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance during the fiscal year was driven by the Fund’s portfolio duration positioning as well as the impact of trading costs and cash positions held as credit rallied. These detractors were partially offset by positioning which generated additional yield and benefitted from the positive impact of spread compression on bond prices held in the Fund compared to those in the benchmark.

At a sector level, selection within emerging markets debt benefited relative returns while selection in investment grade corporate credit and government/government-related securities detracted. Within corporate credit, the overweight allocation to banking and selection in basic industry and technology contributed to relative returns, but these contributors were more than offset by selection in electric and banking.

The sub-adviser adjusted allocations over the period in response to developments in the economic environment and to reflect its evolving views on relative value across sectors and sub-sectors. While still a significant component of the Fund’s portfolio, investment grade corporate credit exposure was reduced modestly during the fiscal year with the largest reductions occurring in energy, transportation and insurance. Increased allocations were made to U.S. Treasury securities given still relatively attractive government yields compared to recent historical levels. Diversified exposure was also added to longer-dated asset-backed deals collateralized by structured settlements.

The Fund’s portfolio began the fiscal year with a duration underweight relative to the benchmark, but this underweight was reduced and eventually closed during the fiscal year, as the likelihood of federal funds rate cuts increased.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Long Credit Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,034	$10,061	$10,087
5/31/2023	$9,775	$9,957	$9,815
6/30/2023	$9,936	$9,941	$9,958
7/31/2023	$9,945	$9,951	$9,943
8/31/2023	$9,762	$9,891	$9,753
9/30/2023	$9,262	$9,655	$9,237
10/31/2023	$8,945	$9,510	$8,856
11/30/2023	$9,686	$9,938	$9,789
12/31/2023	$10,388	$10,315	$10,503
1/31/2024	$10,272	$10,291	$10,406
2/29/2024	$10,011	$10,167	$10,136
3/31/2024	$10,199	$10,267	$10,331
4/30/2024	$9,705	$10,027	$9,825
5/31/2024	$9,947	$10,193	$10,100
6/30/2024	$10,074	$10,287	$10,157
7/31/2024	$10,307	$10,520	$10,477
8/31/2024	$10,562	$10,675	$10,700
9/30/2024	$10,797	$10,821	$10,980
10/31/2024	$10,386	$10,576	$10,520

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class I	16.11%	2.42%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.59%
Bloomberg U.S. Long Credit IndexFootnote Reference(b)	18.80%	3.25%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 604,739,804
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,371,851
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,739,804
Number of Portfolio Holdings	257
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,371,851
Average MaturityFootnote Reference§	22.14 years
DurationFootnote Reference†	12.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	10.0%
AAA	2.2
AA	4.2
A	30.8
BBB	48.4
BB	1.8
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	83.3%
U.S. Government Obligations	10.8
Foreign Government Obligations	2.8
Asset-Backed Securities	1.3
Repurchase Agreements	1.0
Other Investment Company	1.0
Municipal Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	2.5%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.8
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
U.S. Treasury Notes, 4.38%, 05/15/2034	1.1
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
U.S. Treasury Notes, 3.88%, 08/15/2034	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000246912
Shareholder Report [Line Items]
Fund Name		Transamerica Long Credit
Class Name		Class I2
Trading Symbol		TRLCDIN
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$55	0.51%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance during the fiscal year was driven by the Fund’s portfolio duration positioning as well as the impact of trading costs and cash positions held as credit rallied. These detractors were partially offset by positioning which generated additional yield and benefitted from the positive impact of spread compression on bond prices held in the Fund compared to those in the benchmark.

At a sector level, selection within emerging markets debt benefited relative returns while selection in investment grade corporate credit and government/government-related securities detracted. Within corporate credit, the overweight allocation to banking and selection in basic industry and technology contributed to relative returns, but these contributors were more than offset by selection in electric and banking.

The sub-adviser adjusted allocations over the period in response to developments in the economic environment and to reflect its evolving views on relative value across sectors and sub-sectors. While still a significant component of the Fund’s portfolio, investment grade corporate credit exposure was reduced modestly during the fiscal year with the largest reductions occurring in energy, transportation and insurance. Increased allocations were made to U.S. Treasury securities given still relatively attractive government yields compared to recent historical levels. Diversified exposure was also added to longer-dated asset-backed deals collateralized by structured settlements.

The Fund’s portfolio began the fiscal year with a duration underweight relative to the benchmark, but this underweight was reduced and eventually closed during the fiscal year, as the likelihood of federal funds rate cuts increased.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Long Credit Index
9/29/2023	$10,000	$10,000	$10,000
10/31/2023	$9,658	$9,850	$9,587
11/30/2023	$10,448	$10,293	$10,597
12/31/2023	$11,219	$10,683	$11,371
1/31/2024	$11,096	$10,658	$11,265
2/29/2024	$10,816	$10,530	$10,974
3/31/2024	$11,020	$10,633	$11,184
4/30/2024	$10,477	$10,385	$10,636
5/31/2024	$10,751	$10,557	$10,934
6/30/2024	$10,889	$10,654	$10,996
7/31/2024	$11,132	$10,895	$11,342
8/31/2024	$11,421	$11,056	$11,583
9/30/2024	$11,676	$11,208	$11,886
10/31/2024	$11,222	$10,953	$11,389

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 9/29/23
Class I2	16.19%	11.19%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	8.73%
Bloomberg U.S. Long Credit IndexFootnote Reference(b)	18.80%	12.70%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 604,739,804
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,371,851
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$604,739,804
Number of Portfolio Holdings	257
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$2,371,851
Average MaturityFootnote Reference§	22.14 years
DurationFootnote Reference†	12.38 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	10.0%
AAA	2.2
AA	4.2
A	30.8
BBB	48.4
BB	1.8
B	0.2
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	83.3%
U.S. Government Obligations	10.8
Foreign Government Obligations	2.8
Asset-Backed Securities	1.3
Repurchase Agreements	1.0
Other Investment Company	1.0
Municipal Government Obligations	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 1.25%, 05/15/2050	2.5%
U.S. Treasury Bonds, 1.88%, 11/15/2051	1.8
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	1.4
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
Oracle Corp., 6.90%, 11/09/2052	1.2
U.S. Treasury Notes, 4.38%, 05/15/2034	1.1
JPMorgan Chase & Co., 3-Month Term SOFR, 3.11%, 04/22/2041	1.1
Verizon Communications, Inc., 3.70%, 03/22/2061	1.1
U.S. Treasury Notes, 3.88%, 08/15/2034	1.0
Virginia Electric & Power Co., 8.88%, 11/15/2038	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339.

Annual Fund Operating Expenses of Class I2 of the fund decreased during the year as a result of an increase in assets in the class.

Material Fund Change Expenses [Text Block]		Annual Fund Operating Expenses of Class I2 of the fund decreased during the year as a result of an increase in assets in the class.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132301
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class A
Trading Symbol		MCGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.22%

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$9,449	$10,000	$10,000
3/31/2017	$9,565	$10,025	$10,114
4/30/2017	$9,608	$10,131	$10,264
5/31/2017	$9,594	$10,235	$10,509
6/30/2017	$9,855	$10,327	$10,540
7/31/2017	$9,848	$10,522	$10,716
8/31/2017	$9,811	$10,542	$10,792
9/30/2017	$10,145	$10,799	$11,097
10/31/2017	$10,254	$11,035	$11,407
11/30/2017	$10,595	$11,370	$11,789
12/31/2017	$10,780	$11,484	$11,852
1/31/2018	$11,222	$12,089	$12,523
2/28/2018	$10,817	$11,644	$12,130
3/31/2018	$10,633	$11,410	$12,110
4/30/2018	$10,485	$11,453	$11,995
5/31/2018	$11,060	$11,776	$12,444
6/30/2018	$10,824	$11,854	$12,492
7/31/2018	$11,053	$12,247	$12,760
8/31/2018	$11,259	$12,677	$13,496
9/30/2018	$10,972	$12,698	$13,438
10/31/2018	$9,549	$11,763	$12,108
11/30/2018	$9,785	$11,999	$12,416
12/31/2018	$8,697	$10,882	$11,289
1/31/2019	$9,756	$11,816	$12,586
2/28/2019	$10,222	$12,231	$13,324
3/31/2019	$10,359	$12,410	$13,504
4/30/2019	$10,757	$12,906	$14,111
5/31/2019	$10,518	$12,070	$13,299
6/30/2019	$11,236	$12,918	$14,233
7/31/2019	$11,349	$13,110	$14,566
8/31/2019	$11,224	$12,843	$14,300
9/30/2019	$11,349	$13,068	$14,138
10/31/2019	$11,759	$13,350	$14,400
11/30/2019	$12,260	$13,857	$15,116
12/31/2019	$12,422	$14,257	$15,293
1/31/2020	$12,526	$14,242	$15,436
2/29/2020	$11,507	$13,076	$14,372
3/31/2020	$9,782	$11,278	$12,228
4/30/2020	$11,276	$12,771	$14,143
5/31/2020	$12,503	$13,454	$15,564
6/30/2020	$12,954	$13,762	$15,929
7/31/2020	$13,660	$14,543	$17,201
8/31/2020	$14,147	$15,597	$17,669
9/30/2020	$13,834	$15,029	$17,422
10/31/2020	$13,788	$14,704	$17,443
11/30/2020	$15,489	$16,493	$19,786
12/31/2020	$16,147	$17,235	$20,735
1/31/2021	$15,965	$17,159	$20,666
2/28/2021	$16,572	$17,695	$21,019
3/31/2021	$16,256	$18,329	$20,618
4/30/2021	$17,105	$19,274	$21,777
5/31/2021	$16,414	$19,362	$21,444
6/30/2021	$17,287	$19,840	$22,901
7/31/2021	$17,566	$20,175	$23,137
8/31/2021	$17,979	$20,750	$23,884
9/30/2021	$17,312	$19,819	$22,727
10/31/2021	$18,367	$21,160	$24,321
11/30/2021	$16,729	$20,838	$23,293
12/31/2021	$17,155	$21,658	$23,375
1/31/2022	$14,818	$20,384	$20,358
2/28/2022	$14,641	$19,870	$20,111
3/31/2022	$14,906	$20,515	$20,434
4/30/2022	$12,888	$18,674	$18,133
5/31/2022	$12,357	$18,649	$17,431
6/30/2022	$11,330	$17,089	$16,128
7/31/2022	$12,658	$18,692	$18,102
8/31/2022	$12,233	$17,994	$17,509
9/30/2022	$11,100	$16,326	$16,023
10/31/2022	$11,861	$17,665	$17,282
11/30/2022	$12,445	$18,587	$18,222
12/31/2022	$11,613	$17,498	$17,129
1/31/2023	$12,923	$18,703	$18,623
2/28/2023	$12,782	$18,266	$18,440
3/31/2023	$13,047	$18,755	$18,694
4/30/2023	$12,658	$18,955	$18,423
5/31/2023	$12,923	$19,028	$18,434
6/30/2023	$14,056	$20,328	$19,859
7/31/2023	$14,534	$21,056	$20,460
8/31/2023	$14,340	$20,650	$19,785
9/30/2023	$13,508	$19,666	$18,822
10/31/2023	$12,534	$19,145	$17,861
11/30/2023	$14,056	$20,930	$20,040
12/31/2023	$15,278	$22,040	$21,559
1/31/2024	$15,066	$22,285	$21,443
2/29/2024	$16,287	$23,491	$23,055
3/31/2024	$16,765	$24,249	$23,607
4/30/2024	$15,614	$23,182	$22,236
5/31/2024	$15,349	$24,277	$22,473
6/30/2024	$15,526	$25,028	$22,848
7/31/2024	$15,845	$25,494	$22,987
8/31/2024	$16,730	$26,049	$23,558
9/30/2024	$17,066	$26,587	$24,343
10/31/2024	$16,818	$26,392	$24,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class A with Load	26.84%	6.21%	7.04%
Class A	34.18%	7.42%	7.83%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	12.59%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132302
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class C
Trading Symbol		MGTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	1.99%

Expenses Paid, Amount		$ 232
Expense Ratio, Percent		1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,118	$10,025	$10,114
4/30/2017	$10,165	$10,131	$10,264
5/31/2017	$10,133	$10,235	$10,509
6/30/2017	$10,408	$10,327	$10,540
7/31/2017	$10,400	$10,522	$10,716
8/31/2017	$10,345	$10,542	$10,792
9/30/2017	$10,690	$10,799	$11,097
10/31/2017	$10,800	$11,035	$11,407
11/30/2017	$11,153	$11,370	$11,789
12/31/2017	$11,336	$11,484	$11,852
1/31/2018	$11,799	$12,089	$12,523
2/28/2018	$11,368	$11,644	$12,130
3/31/2018	$11,161	$11,410	$12,110
4/30/2018	$11,002	$11,453	$11,995
5/31/2018	$11,600	$11,776	$12,444
6/30/2018	$11,344	$11,854	$12,492
7/31/2018	$11,576	$12,247	$12,760
8/31/2018	$11,783	$12,677	$13,496
9/30/2018	$11,480	$12,698	$13,438
10/31/2018	$9,981	$11,763	$12,108
11/30/2018	$10,228	$11,999	$12,416
12/31/2018	$9,085	$10,882	$11,289
1/31/2019	$10,176	$11,816	$12,586
2/28/2019	$10,664	$12,231	$13,324
3/31/2019	$10,790	$12,410	$13,504
4/30/2019	$11,216	$12,906	$14,111
5/31/2019	$10,952	$12,070	$13,299
6/30/2019	$11,692	$12,918	$14,233
7/31/2019	$11,805	$13,110	$14,566
8/31/2019	$11,667	$12,843	$14,300
9/30/2019	$11,780	$13,068	$14,138
10/31/2019	$12,206	$13,350	$14,400
11/30/2019	$12,719	$13,857	$15,116
12/31/2019	$12,885	$14,257	$15,293
1/31/2020	$12,974	$14,242	$15,436
2/29/2020	$11,915	$13,076	$14,372
3/31/2020	$10,116	$11,278	$12,228
4/30/2020	$11,660	$12,771	$14,143
5/31/2020	$12,923	$13,454	$15,564
6/30/2020	$13,382	$13,762	$15,929
7/31/2020	$14,097	$14,543	$17,201
8/31/2020	$14,594	$15,597	$17,669
9/30/2020	$14,263	$15,029	$17,422
10/31/2020	$14,211	$14,704	$17,443
11/30/2020	$15,946	$16,493	$19,786
12/31/2020	$16,607	$17,235	$20,735
1/31/2021	$16,419	$17,159	$20,666
2/28/2021	$17,023	$17,695	$21,019
3/31/2021	$16,687	$18,329	$20,618
4/30/2021	$17,546	$19,274	$21,777
5/31/2021	$16,835	$19,362	$21,444
6/30/2021	$17,720	$19,840	$22,901
7/31/2021	$17,988	$20,175	$23,137
8/31/2021	$18,404	$20,750	$23,884
9/30/2021	$17,707	$19,819	$22,727
10/31/2021	$18,793	$21,160	$24,321
11/30/2021	$17,090	$20,838	$23,293
12/31/2021	$17,516	$21,658	$23,375
1/31/2022	$15,115	$20,384	$20,358
2/28/2022	$14,932	$19,870	$20,111
3/31/2022	$15,197	$20,515	$20,434
4/30/2022	$13,122	$18,674	$18,133
5/31/2022	$12,572	$18,649	$17,431
6/30/2022	$11,535	$17,089	$16,128
7/31/2022	$13,040	$18,692	$18,102
8/31/2022	$12,613	$17,994	$17,509
9/30/2022	$11,433	$16,326	$16,023
10/31/2022	$12,206	$17,665	$17,282
11/30/2022	$12,796	$18,587	$18,222
12/31/2022	$11,942	$17,498	$17,129
1/31/2023	$13,264	$18,703	$18,623
2/28/2023	$13,122	$18,266	$18,440
3/31/2023	$13,386	$18,755	$18,694
4/30/2023	$12,959	$18,955	$18,423
5/31/2023	$13,244	$19,028	$18,434
6/30/2023	$14,403	$20,328	$19,859
7/31/2023	$14,871	$21,056	$20,460
8/31/2023	$14,647	$20,650	$19,785
9/30/2023	$13,813	$19,666	$18,822
10/31/2023	$12,796	$19,145	$17,861
11/30/2023	$14,342	$20,930	$20,040
12/31/2023	$15,583	$22,040	$21,559
1/31/2024	$15,359	$22,285	$21,443
2/29/2024	$16,600	$23,491	$23,055
3/31/2024	$17,068	$24,249	$23,607
4/30/2024	$15,888	$23,182	$22,236
5/31/2024	$15,604	$24,277	$22,473
6/30/2024	$15,766	$25,028	$22,848
7/31/2024	$16,092	$25,494	$22,987
8/31/2024	$16,967	$26,049	$23,558
9/30/2024	$17,292	$26,587	$24,343
10/31/2024	$17,028	$26,392	$24,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class C with Load	32.07%	6.89%	7.21%
Class C	33.07%	6.89%	7.21%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	12.59%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132303
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class I
Trading Symbol		IMCGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.89%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,122	$10,025	$10,114
4/30/2017	$10,175	$10,131	$10,264
5/31/2017	$10,160	$10,235	$10,509
6/30/2017	$10,442	$10,327	$10,540
7/31/2017	$10,442	$10,522	$10,716
8/31/2017	$10,396	$10,542	$10,792
9/30/2017	$10,755	$10,799	$11,097
10/31/2017	$10,877	$11,035	$11,407
11/30/2017	$11,235	$11,370	$11,789
12/31/2017	$11,437	$11,484	$11,852
1/31/2018	$11,911	$12,089	$12,523
2/28/2018	$11,491	$11,644	$12,130
3/31/2018	$11,289	$11,410	$12,110
4/30/2018	$11,134	$11,453	$11,995
5/31/2018	$11,755	$11,776	$12,444
6/30/2018	$11,499	$11,854	$12,492
7/31/2018	$11,748	$12,247	$12,760
8/31/2018	$11,973	$12,677	$13,496
9/30/2018	$11,670	$12,698	$13,438
10/31/2018	$10,155	$11,763	$12,108
11/30/2018	$10,403	$11,999	$12,416
12/31/2018	$9,240	$10,882	$11,289
1/31/2019	$10,367	$11,816	$12,586
2/28/2019	$10,882	$12,231	$13,324
3/31/2019	$11,014	$12,410	$13,504
4/30/2019	$11,446	$12,906	$14,111
5/31/2019	$11,194	$12,070	$13,299
6/30/2019	$11,961	$12,918	$14,233
7/31/2019	$12,081	$13,110	$14,566
8/31/2019	$11,949	$12,843	$14,300
9/30/2019	$12,093	$13,068	$14,138
10/31/2019	$12,536	$13,350	$14,400
11/30/2019	$13,064	$13,857	$15,116
12/31/2019	$13,246	$14,257	$15,293
1/31/2020	$13,367	$14,242	$15,436
2/29/2020	$12,283	$13,076	$14,372
3/31/2020	$10,431	$11,278	$12,228
4/30/2020	$12,039	$12,771	$14,143
5/31/2020	$13,355	$13,454	$15,564
6/30/2020	$13,843	$13,762	$15,929
7/31/2020	$14,586	$14,543	$17,201
8/31/2020	$15,110	$15,597	$17,669
9/30/2020	$14,793	$15,029	$17,422
10/31/2020	$14,744	$14,704	$17,443
11/30/2020	$16,560	$16,493	$19,786
12/31/2020	$17,264	$17,235	$20,735
1/31/2021	$17,085	$17,159	$20,666
2/28/2021	$17,736	$17,695	$21,019
3/31/2021	$17,391	$18,329	$20,618
4/30/2021	$18,310	$19,274	$21,777
5/31/2021	$17,570	$19,362	$21,444
6/30/2021	$18,514	$19,840	$22,901
7/31/2021	$18,820	$20,175	$23,137
8/31/2021	$19,267	$20,750	$23,884
9/30/2021	$18,553	$19,819	$22,727
10/31/2021	$19,701	$21,160	$24,321
11/30/2021	$17,940	$20,838	$23,293
12/31/2021	$18,402	$21,658	$23,375
1/31/2022	$15,892	$20,384	$20,358
2/28/2022	$15,707	$19,870	$20,111
3/31/2022	$16,003	$20,515	$20,434
4/30/2022	$13,862	$18,674	$18,133
5/31/2022	$13,308	$18,649	$17,431
6/30/2022	$12,200	$17,089	$16,128
7/31/2022	$13,622	$18,692	$18,102
8/31/2022	$13,179	$17,994	$17,509
9/30/2022	$11,961	$16,326	$16,023
10/31/2022	$12,783	$17,665	$17,282
11/30/2022	$13,430	$18,587	$18,222
12/31/2022	$12,542	$17,498	$17,129
1/31/2023	$13,948	$18,703	$18,623
2/28/2023	$13,800	$18,266	$18,440
3/31/2023	$14,078	$18,755	$18,694
4/30/2023	$13,671	$18,955	$18,423
5/31/2023	$13,967	$19,028	$18,434
6/30/2023	$15,188	$20,328	$19,859
7/31/2023	$15,724	$21,056	$20,460
8/31/2023	$15,502	$20,650	$19,785
9/30/2023	$14,614	$19,666	$18,822
10/31/2023	$13,560	$19,145	$17,861
11/30/2023	$15,225	$20,930	$20,040
12/31/2023	$16,538	$22,040	$21,559
1/31/2024	$16,316	$22,285	$21,443
2/29/2024	$17,648	$23,491	$23,055
3/31/2024	$18,166	$24,249	$23,607
4/30/2024	$16,927	$23,182	$22,236
5/31/2024	$16,649	$24,277	$22,473
6/30/2024	$16,834	$25,028	$22,848
7/31/2024	$17,186	$25,494	$22,987
8/31/2024	$18,166	$26,049	$23,558
9/30/2024	$18,518	$26,587	$24,343
10/31/2024	$18,259	$26,392	$24,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I	34.65%	7.81%	8.19%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	12.59%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000132304
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$93	0.79%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,122	$10,025	$10,114
4/30/2017	$10,175	$10,131	$10,264
5/31/2017	$10,160	$10,235	$10,509
6/30/2017	$10,441	$10,327	$10,540
7/31/2017	$10,441	$10,522	$10,716
8/31/2017	$10,403	$10,542	$10,792
9/30/2017	$10,760	$10,799	$11,097
10/31/2017	$10,882	$11,035	$11,407
11/30/2017	$11,247	$11,370	$11,789
12/31/2017	$11,444	$11,484	$11,852
1/31/2018	$11,917	$12,089	$12,523
2/28/2018	$11,498	$11,644	$12,130
3/31/2018	$11,304	$11,410	$12,110
4/30/2018	$11,149	$11,453	$11,995
5/31/2018	$11,769	$11,776	$12,444
6/30/2018	$11,513	$11,854	$12,492
7/31/2018	$11,769	$12,247	$12,760
8/31/2018	$11,987	$12,677	$13,496
9/30/2018	$11,684	$12,698	$13,438
10/31/2018	$10,163	$11,763	$12,108
11/30/2018	$10,396	$11,999	$12,416
12/31/2018	$9,238	$10,882	$11,289
1/31/2019	$10,369	$11,816	$12,586
2/28/2019	$10,869	$12,231	$13,324
3/31/2019	$11,012	$12,410	$13,504
4/30/2019	$11,452	$12,906	$14,111
5/31/2019	$11,190	$12,070	$13,299
6/30/2019	$11,952	$12,918	$14,233
7/31/2019	$12,083	$13,110	$14,566
8/31/2019	$11,952	$12,843	$14,300
9/30/2019	$12,083	$13,068	$14,138
10/31/2019	$12,535	$13,350	$14,400
11/30/2019	$13,071	$13,857	$15,116
12/31/2019	$13,240	$14,257	$15,293
1/31/2020	$13,361	$14,242	$15,436
2/29/2020	$12,272	$13,076	$14,372
3/31/2020	$10,432	$11,278	$12,228
4/30/2020	$12,042	$12,771	$14,143
5/31/2020	$13,361	$13,454	$15,564
6/30/2020	$13,845	$13,762	$15,929
7/31/2020	$14,595	$14,543	$17,201
8/31/2020	$15,116	$15,597	$17,669
9/30/2020	$14,801	$15,029	$17,422
10/31/2020	$14,753	$14,704	$17,443
11/30/2020	$16,580	$16,493	$19,786
12/31/2020	$17,280	$17,235	$20,735
1/31/2021	$17,102	$17,159	$20,666
2/28/2021	$17,749	$17,695	$21,019
3/31/2021	$17,419	$18,329	$20,618
4/30/2021	$18,331	$19,274	$21,777
5/31/2021	$17,596	$19,362	$21,444
6/30/2021	$18,547	$19,840	$22,901
7/31/2021	$18,851	$20,175	$23,137
8/31/2021	$19,294	$20,750	$23,884
9/30/2021	$18,585	$19,819	$22,727
10/31/2021	$19,737	$21,160	$24,321
11/30/2021	$17,964	$20,838	$23,293
12/31/2021	$18,434	$21,658	$23,375
1/31/2022	$15,933	$20,384	$20,358
2/28/2022	$15,751	$19,870	$20,111
3/31/2022	$16,043	$20,515	$20,434
4/30/2022	$13,871	$18,674	$18,133
5/31/2022	$13,305	$18,649	$17,431
6/30/2022	$12,210	$17,089	$16,128
7/31/2022	$13,634	$18,692	$18,102
8/31/2022	$13,196	$17,994	$17,509
9/30/2022	$11,973	$16,326	$16,023
10/31/2022	$12,794	$17,665	$17,282
11/30/2022	$13,451	$18,587	$18,222
12/31/2022	$12,539	$17,498	$17,129
1/31/2023	$13,962	$18,703	$18,623
2/28/2023	$13,816	$18,266	$18,440
3/31/2023	$14,108	$18,755	$18,694
4/30/2023	$13,688	$18,955	$18,423
5/31/2023	$13,980	$19,028	$18,434
6/30/2023	$15,221	$20,328	$19,859
7/31/2023	$15,751	$21,056	$20,460
8/31/2023	$15,532	$20,650	$19,785
9/30/2023	$14,637	$19,666	$18,822
10/31/2023	$13,579	$19,145	$17,861
11/30/2023	$15,240	$20,930	$20,040
12/31/2023	$16,572	$22,040	$21,559
1/31/2024	$16,353	$22,285	$21,443
2/29/2024	$17,685	$23,491	$23,055
3/31/2024	$18,215	$24,249	$23,607
4/30/2024	$16,974	$23,182	$22,236
5/31/2024	$16,682	$24,277	$22,473
6/30/2024	$16,864	$25,028	$22,848
7/31/2024	$17,229	$25,494	$22,987
8/31/2024	$18,196	$26,049	$23,558
9/30/2024	$18,561	$26,587	$24,343
10/31/2024	$18,306	$26,392	$24,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I2	34.81%	7.87%	8.23%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	12.59%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171825
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class I3
Trading Symbol		TMITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$93	0.79%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,053	$10,025	$10,114
4/30/2017	$10,113	$10,131	$10,264
5/31/2017	$10,091	$10,235	$10,509
6/30/2017	$10,378	$10,327	$10,540
7/31/2017	$10,378	$10,522	$10,716
8/31/2017	$10,340	$10,542	$10,792
9/30/2017	$10,687	$10,799	$11,097
10/31/2017	$10,816	$11,035	$11,407
11/30/2017	$11,178	$11,370	$11,789
12/31/2017	$11,376	$11,484	$11,852
1/31/2018	$11,853	$12,089	$12,523
2/28/2018	$11,430	$11,644	$12,130
3/31/2018	$11,237	$11,410	$12,110
4/30/2018	$11,091	$11,453	$11,995
5/31/2018	$11,707	$11,776	$12,444
6/30/2018	$11,461	$11,854	$12,492
7/31/2018	$11,707	$12,247	$12,760
8/31/2018	$11,930	$12,677	$13,496
9/30/2018	$11,630	$12,698	$13,438
10/31/2018	$10,114	$11,763	$12,108
11/30/2018	$10,352	$11,999	$12,416
12/31/2018	$9,195	$10,882	$11,289
1/31/2019	$10,310	$11,816	$12,586
2/28/2019	$10,820	$12,231	$13,324
3/31/2019	$10,963	$12,410	$13,504
4/30/2019	$11,390	$12,906	$14,111
5/31/2019	$11,141	$12,070	$13,299
6/30/2019	$11,900	$12,918	$14,233
7/31/2019	$12,018	$13,110	$14,566
8/31/2019	$11,900	$12,843	$14,300
9/30/2019	$12,030	$13,068	$14,138
10/31/2019	$12,481	$13,350	$14,400
11/30/2019	$13,003	$13,857	$15,116
12/31/2019	$13,183	$14,257	$15,293
1/31/2020	$13,304	$14,242	$15,436
2/29/2020	$12,218	$13,076	$14,372
3/31/2020	$10,385	$11,278	$12,228
4/30/2020	$11,989	$12,771	$14,143
5/31/2020	$13,292	$13,454	$15,564
6/30/2020	$13,774	$13,762	$15,929
7/31/2020	$14,534	$14,543	$17,201
8/31/2020	$15,053	$15,597	$17,669
9/30/2020	$14,727	$15,029	$17,422
10/31/2020	$14,691	$14,704	$17,443
11/30/2020	$16,500	$16,493	$19,786
12/31/2020	$17,210	$17,235	$20,735
1/31/2021	$17,020	$17,159	$20,666
2/28/2021	$17,664	$17,695	$21,019
3/31/2021	$17,336	$18,329	$20,618
4/30/2021	$18,245	$19,274	$21,777
5/31/2021	$17,513	$19,362	$21,444
6/30/2021	$18,460	$19,840	$22,901
7/31/2021	$18,763	$20,175	$23,137
8/31/2021	$19,205	$20,750	$23,884
9/30/2021	$18,497	$19,819	$22,727
10/31/2021	$19,634	$21,160	$24,321
11/30/2021	$17,891	$20,838	$23,293
12/31/2021	$18,347	$21,658	$23,375
1/31/2022	$15,854	$20,384	$20,358
2/28/2022	$15,672	$19,870	$20,111
3/31/2022	$15,963	$20,515	$20,434
4/30/2022	$13,797	$18,674	$18,133
5/31/2022	$13,251	$18,649	$17,431
6/30/2022	$12,159	$17,089	$16,128
7/31/2022	$13,578	$18,692	$18,102
8/31/2022	$13,142	$17,994	$17,509
9/30/2022	$11,922	$16,326	$16,023
10/31/2022	$12,741	$17,665	$17,282
11/30/2022	$13,378	$18,587	$18,222
12/31/2022	$12,486	$17,498	$17,129
1/31/2023	$13,906	$18,703	$18,623
2/28/2023	$13,742	$18,266	$18,440
3/31/2023	$14,033	$18,755	$18,694
4/30/2023	$13,615	$18,955	$18,423
5/31/2023	$13,924	$19,028	$18,434
6/30/2023	$15,144	$20,328	$19,859
7/31/2023	$15,672	$21,056	$20,460
8/31/2023	$15,453	$20,650	$19,785
9/30/2023	$14,580	$19,666	$18,822
10/31/2023	$13,524	$19,145	$17,861
11/30/2023	$15,180	$20,930	$20,040
12/31/2023	$16,491	$22,040	$21,559
1/31/2024	$16,272	$22,285	$21,443
2/29/2024	$17,601	$23,491	$23,055
3/31/2024	$18,129	$24,249	$23,607
4/30/2024	$16,891	$23,182	$22,236
5/31/2024	$16,600	$24,277	$22,473
6/30/2024	$16,800	$25,028	$22,848
7/31/2024	$17,164	$25,494	$22,987
8/31/2024	$18,129	$26,049	$23,558
9/30/2024	$18,475	$26,587	$24,343
10/31/2024	$18,220	$26,392	$24,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I3	34.72%	7.86%	8.16%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	12.59%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171823
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class R
Trading Symbol		TMIRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$151	1.29%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell Midcap® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,053	$10,025	$10,114
4/30/2017	$10,106	$10,131	$10,264
5/31/2017	$10,076	$10,235	$10,509
6/30/2017	$10,355	$10,327	$10,540
7/31/2017	$10,347	$10,522	$10,716
8/31/2017	$10,310	$10,542	$10,792
9/30/2017	$10,657	$10,799	$11,097
10/31/2017	$10,770	$11,035	$11,407
11/30/2017	$11,125	$11,370	$11,789
12/31/2017	$11,325	$11,484	$11,852
1/31/2018	$11,785	$12,089	$12,523
2/28/2018	$11,363	$11,644	$12,130
3/31/2018	$11,164	$11,410	$12,110
4/30/2018	$11,010	$11,453	$11,995
5/31/2018	$11,616	$11,776	$12,444
6/30/2018	$11,363	$11,854	$12,492
7/31/2018	$11,609	$12,247	$12,760
8/31/2018	$11,824	$12,677	$13,496
9/30/2018	$11,524	$12,698	$13,438
10/31/2018	$10,028	$11,763	$12,108
11/30/2018	$10,266	$11,999	$12,416
12/31/2018	$9,109	$10,882	$11,289
1/31/2019	$10,216	$11,816	$12,586
2/28/2019	$10,711	$12,231	$13,324
3/31/2019	$10,853	$12,410	$13,504
4/30/2019	$11,277	$12,906	$14,111
5/31/2019	$11,018	$12,070	$13,299
6/30/2019	$11,772	$12,918	$14,233
7/31/2019	$11,890	$13,110	$14,566
8/31/2019	$11,748	$12,843	$14,300
9/30/2019	$11,878	$13,068	$14,138
10/31/2019	$12,314	$13,350	$14,400
11/30/2019	$12,832	$13,857	$15,116
12/31/2019	$12,999	$14,257	$15,293
1/31/2020	$13,107	$14,242	$15,436
2/29/2020	$12,041	$13,076	$14,372
3/31/2020	$10,232	$11,278	$12,228
4/30/2020	$11,801	$12,771	$14,143
5/31/2020	$13,083	$13,454	$15,564
6/30/2020	$13,551	$13,762	$15,929
7/31/2020	$14,281	$14,543	$17,201
8/31/2020	$14,785	$15,597	$17,669
9/30/2020	$14,473	$15,029	$17,422
10/31/2020	$14,413	$14,704	$17,443
11/30/2020	$16,198	$16,493	$19,786
12/31/2020	$16,879	$17,235	$20,735
1/31/2021	$16,691	$17,159	$20,666
2/28/2021	$17,318	$17,695	$21,019
3/31/2021	$16,992	$18,329	$20,618
4/30/2021	$17,870	$19,274	$21,777
5/31/2021	$17,155	$19,362	$21,444
6/30/2021	$18,071	$19,840	$22,901
7/31/2021	$18,347	$20,175	$23,137
8/31/2021	$18,774	$20,750	$23,884
9/30/2021	$18,084	$19,819	$22,727
10/31/2021	$19,188	$21,160	$24,321
11/30/2021	$17,469	$20,838	$23,293
12/31/2021	$17,907	$21,658	$23,375
1/31/2022	$15,463	$20,384	$20,358
2/28/2022	$15,281	$19,870	$20,111
3/31/2022	$15,573	$20,515	$20,434
4/30/2022	$13,458	$18,674	$18,133
5/31/2022	$12,911	$18,649	$17,431
6/30/2022	$11,835	$17,089	$16,128
7/31/2022	$13,221	$18,692	$18,102
8/31/2022	$12,783	$17,994	$17,509
9/30/2022	$11,598	$16,326	$16,023
10/31/2022	$12,382	$17,665	$17,282
11/30/2022	$13,002	$18,587	$18,222
12/31/2022	$12,126	$17,498	$17,129
1/31/2023	$13,494	$18,703	$18,623
2/28/2023	$13,348	$18,266	$18,440
3/31/2023	$13,622	$18,755	$18,694
4/30/2023	$13,202	$18,955	$18,423
5/31/2023	$13,494	$19,028	$18,434
6/30/2023	$14,679	$20,328	$19,859
7/31/2023	$15,190	$21,056	$20,460
8/31/2023	$14,971	$20,650	$19,785
9/30/2023	$14,114	$19,666	$18,822
10/31/2023	$13,075	$19,145	$17,861
11/30/2023	$14,679	$20,930	$20,040
12/31/2023	$15,956	$22,040	$21,559
1/31/2024	$15,737	$22,285	$21,443
2/29/2024	$17,013	$23,491	$23,055
3/31/2024	$17,506	$24,249	$23,607
4/30/2024	$16,302	$23,182	$22,236
5/31/2024	$16,011	$24,277	$22,473
6/30/2024	$16,193	$25,028	$22,848
7/31/2024	$16,539	$25,494	$22,987
8/31/2024	$17,469	$26,049	$23,558
9/30/2024	$17,798	$26,587	$24,343
10/31/2024	$17,542	$26,392	$24,768

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R	34.17%	7.33%	7.63%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	12.59%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171824
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class R4
Trading Symbol		TMIFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$111	0.95%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell Midcap® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,361	$10,242	$10,329
12/31/2014	$10,350	$10,242	$10,299
1/31/2015	$10,048	$9,957	$10,126
2/28/2015	$10,987	$10,534	$10,823
3/31/2015	$11,130	$10,427	$10,853
4/30/2015	$11,194	$10,474	$10,777
5/31/2015	$11,552	$10,619	$10,905
6/30/2015	$11,353	$10,441	$10,729
7/31/2015	$11,329	$10,616	$10,903
8/31/2015	$10,669	$9,975	$10,269
9/30/2015	$10,040	$9,684	$9,872
10/31/2015	$10,478	$10,449	$10,494
11/30/2015	$10,573	$10,507	$10,516
12/31/2015	$10,185	$10,291	$10,279
1/31/2016	$9,276	$9,711	$9,501
2/29/2016	$9,325	$9,707	$9,650
3/31/2016	$10,030	$10,391	$10,338
4/30/2016	$10,069	$10,455	$10,332
5/31/2016	$10,339	$10,642	$10,501
6/30/2016	$10,127	$10,664	$10,500
7/31/2016	$10,697	$11,087	$11,020
8/31/2016	$10,721	$11,116	$10,988
9/30/2016	$10,638	$11,133	$10,982
10/31/2016	$10,607	$10,892	$10,536
11/30/2016	$11,324	$11,380	$10,994
12/31/2016	$11,420	$11,602	$11,032
1/31/2017	$11,719	$11,820	$11,400
2/28/2017	$12,113	$12,260	$11,728
3/31/2017	$12,260	$12,268	$11,793
4/30/2017	$12,324	$12,398	$11,968
5/31/2017	$12,306	$12,525	$12,253
6/30/2017	$12,647	$12,638	$12,290
7/31/2017	$12,647	$12,876	$12,495
8/31/2017	$12,591	$12,901	$12,583
9/30/2017	$13,024	$13,216	$12,939
10/31/2017	$13,172	$13,504	$13,301
11/30/2017	$13,614	$13,914	$13,746
12/31/2017	$13,852	$14,053	$13,820
1/31/2018	$14,423	$14,794	$14,602
2/28/2018	$13,917	$14,249	$14,143
3/31/2018	$13,674	$13,963	$14,120
4/30/2018	$13,486	$14,016	$13,987
5/31/2018	$14,245	$14,412	$14,510
6/30/2018	$13,936	$14,506	$14,566
7/31/2018	$14,245	$14,987	$14,879
8/31/2018	$14,507	$15,514	$15,736
9/30/2018	$14,142	$15,539	$15,669
10/31/2018	$12,297	$14,395	$14,118
11/30/2018	$12,578	$14,683	$14,477
12/31/2018	$11,180	$13,317	$13,163
1/31/2019	$12,531	$14,460	$14,676
2/28/2019	$13,149	$14,968	$15,536
3/31/2019	$13,307	$15,187	$15,746
4/30/2019	$13,838	$15,793	$16,454
5/31/2019	$13,522	$14,771	$15,507
6/30/2019	$14,456	$15,809	$16,596
7/31/2019	$14,600	$16,044	$16,984
8/31/2019	$14,442	$15,717	$16,675
9/30/2019	$14,600	$15,993	$16,485
10/31/2019	$15,132	$16,337	$16,790
11/30/2019	$15,778	$16,958	$17,626
12/31/2019	$15,982	$17,447	$17,832
1/31/2020	$16,128	$17,428	$17,999
2/29/2020	$14,814	$16,002	$16,758
3/31/2020	$12,593	$13,801	$14,259
4/30/2020	$14,536	$15,629	$16,491
5/31/2020	$16,114	$16,465	$18,148
6/30/2020	$16,698	$16,841	$18,573
7/31/2020	$17,604	$17,797	$20,057
8/31/2020	$18,232	$19,087	$20,603
9/30/2020	$17,838	$18,392	$20,314
10/31/2020	$17,779	$17,995	$20,339
11/30/2020	$19,985	$20,184	$23,071
12/31/2020	$20,830	$21,092	$24,178
1/31/2021	$20,615	$20,998	$24,097
2/28/2021	$21,380	$21,654	$24,509
3/31/2021	$20,982	$22,431	$24,041
4/30/2021	$22,084	$23,587	$25,392
5/31/2021	$21,197	$23,695	$25,004
6/30/2021	$22,328	$24,279	$26,703
7/31/2021	$22,695	$24,689	$26,978
8/31/2021	$23,231	$25,393	$27,849
9/30/2021	$22,374	$24,254	$26,500
10/31/2021	$23,751	$25,894	$28,358
11/30/2021	$21,625	$25,500	$27,160
12/31/2021	$22,193	$26,504	$27,255
1/31/2022	$19,148	$24,945	$23,738
2/28/2022	$18,928	$24,317	$23,450
3/31/2022	$19,303	$25,105	$23,826
4/30/2022	$16,678	$22,852	$21,144
5/31/2022	$15,994	$22,822	$20,325
6/30/2022	$14,670	$20,912	$18,806
7/31/2022	$16,391	$22,874	$21,107
8/31/2022	$15,861	$22,021	$20,416
9/30/2022	$14,383	$19,979	$18,683
10/31/2022	$15,376	$21,617	$20,151
11/30/2022	$16,148	$22,745	$21,248
12/31/2022	$15,067	$21,414	$19,972
1/31/2023	$16,766	$22,888	$21,715
2/28/2023	$16,589	$22,353	$21,501
3/31/2023	$16,942	$22,951	$21,797
4/30/2023	$16,435	$23,196	$21,481
5/31/2023	$16,788	$23,286	$21,495
6/30/2023	$18,266	$24,876	$23,156
7/31/2023	$18,884	$25,768	$23,857
8/31/2023	$18,619	$25,270	$23,070
9/30/2023	$17,560	$24,067	$21,946
10/31/2023	$16,280	$23,429	$20,826
11/30/2023	$18,288	$25,613	$23,367
12/31/2023	$19,876	$26,972	$25,139
1/31/2024	$19,612	$27,271	$25,003
2/29/2024	$21,200	$28,747	$26,883
3/31/2024	$21,818	$29,674	$27,526
4/30/2024	$20,340	$28,369	$25,927
5/31/2024	$19,987	$29,709	$26,204
6/30/2024	$20,207	$30,629	$26,641
7/31/2024	$20,648	$31,198	$26,803
8/31/2024	$21,795	$31,877	$27,469
9/30/2024	$22,215	$32,537	$28,384
10/31/2024	$21,906	$32,298	$28,880

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	34.55%	7.68%	8.16%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000228028
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Growth
Class Name		Class R6
Trading Symbol		TAGFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.79%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (the “Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September in an effort to generate a soft landing for the economy.

Transamerica Mid Cap Growth underperformed the Russell Midcap® Growth Index, a benchmark of the Fund, during the period.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection for generating benchmark-relative outperformance.

During the period, weak stock selection within information technology, health care, and real estate were the primary drivers of relative underperformance. This was partially offset by strong selection in industrials, consumer staples, and financials. Sector allocation, a result of the bottom-up stock selection process, also detracted from relative performance. The Fund’s lack of exposure to utilities and overweight to consumer staples detracted from relative performance the most. This was partially offset by an overweight allocation to communication services, which contributed to relative performance.

The Fund’s largest relative detractors during the period included an overweight in CDW Corp., a tech products and services provider, and not holding Palantir Technologies Inc., a data analytics company, and Crowdstrike Holdings, Inc., a cybersecurity company.

The Fund’s largest relative contributors during the period included overweight positions in Freshpet, Inc., a pet food company, and Axon Enterprise, Inc., a public safety technology company, as well as not holding Super Micro Computer, Inc., a computing and storage solutions provider.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,541	$10,247	$10,680
7/31/2021	$10,707	$10,420	$10,790
8/31/2021	$10,966	$10,717	$11,138
9/30/2021	$10,562	$10,236	$10,598
10/31/2021	$11,211	$10,928	$11,341
11/30/2021	$10,209	$10,762	$10,862
12/31/2021	$10,484	$11,186	$10,900
1/31/2022	$9,050	$10,528	$9,494
2/28/2022	$8,946	$10,263	$9,379
3/31/2022	$9,123	$10,595	$9,529
4/30/2022	$7,886	$9,645	$8,456
5/31/2022	$7,564	$9,632	$8,129
6/30/2022	$6,941	$8,826	$7,521
7/31/2022	$7,751	$9,654	$8,442
8/31/2022	$7,502	$9,294	$8,165
9/30/2022	$6,806	$8,432	$7,472
10/31/2022	$7,273	$9,123	$8,059
11/30/2022	$7,647	$9,599	$8,498
12/31/2022	$7,138	$9,037	$7,988
1/31/2023	$7,938	$9,660	$8,685
2/28/2023	$7,855	$9,434	$8,599
3/31/2023	$8,021	$9,686	$8,717
4/30/2023	$7,782	$9,789	$8,591
5/31/2023	$7,949	$9,828	$8,596
6/30/2023	$8,655	$10,499	$9,261
7/31/2023	$8,956	$10,875	$9,541
8/31/2023	$8,832	$10,665	$9,227
9/30/2023	$8,323	$10,157	$8,777
10/31/2023	$7,720	$9,888	$8,329
11/30/2023	$8,665	$10,810	$9,345
12/31/2023	$9,424	$11,383	$10,054
1/31/2024	$9,299	$11,509	$10,000
2/29/2024	$10,058	$12,132	$10,752
3/31/2024	$10,349	$12,524	$11,009
4/30/2024	$9,642	$11,973	$10,369
5/31/2024	$9,486	$12,538	$10,480
6/30/2024	$9,590	$12,926	$10,655
7/31/2024	$9,798	$13,167	$10,719
8/31/2024	$10,349	$13,453	$10,986
9/30/2024	$10,556	$13,732	$11,352
10/31/2024	$10,401	$13,631	$11,550

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 5/28/21
Class R6	34.72%	1.16%
Russell 3000®IndexFootnote Reference(a)	37.86%	9.48%
Russell Midcap® Growth IndexFootnote Reference(b)	38.67%	4.30%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 145,843,840
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 1,871,149
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$145,843,840
Number of Portfolio Holdings	36
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,871,149

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	28.4%
Health Care	13.9
Industrials	13.8
Financials	12.0
Consumer Discretionary	9.9
Communication Services	8.9
Consumer Staples	5.9
Energy	4.7
Real Estate	2.0
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Ares Management Corp., Class A	4.7%
Cheniere Energy, Inc.	4.7
CDW Corp.	4.3
Clean Harbors, Inc.	4.2
Tradeweb Markets, Inc., Class A	4.2
BWX Technologies, Inc.	4.1
Gartner, Inc.	3.7
HubSpot, Inc.	3.5
Veeva Systems, Inc., Class A	3.4
Nasdaq, Inc.	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000140993
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class A
Trading Symbol		MCVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.20%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell Midcap® Value Index
10/31/2014	$9,451	$10,000	$10,000
11/30/2014	$9,664	$10,242	$10,178
12/31/2014	$9,732	$10,242	$10,254
1/31/2015	$9,464	$9,957	$10,108
2/28/2015	$10,071	$10,534	$10,522
3/31/2015	$10,098	$10,427	$10,503
4/30/2015	$10,089	$10,474	$10,383
5/31/2015	$10,161	$10,619	$10,567
6/30/2015	$9,884	$10,441	$10,296
7/31/2015	$10,143	$10,616	$10,282
8/31/2015	$9,705	$9,975	$9,796
9/30/2015	$9,616	$9,684	$9,469
10/31/2015	$10,161	$10,449	$10,047
11/30/2015	$10,143	$10,507	$10,076
12/31/2015	$9,916	$10,291	$9,764
1/31/2016	$9,591	$9,711	$9,225
2/29/2016	$9,842	$9,707	$9,289
3/31/2016	$10,426	$10,391	$10,147
4/30/2016	$10,315	$10,455	$10,365
5/31/2016	$10,509	$10,642	$10,534
6/30/2016	$10,667	$10,664	$10,630
7/31/2016	$10,992	$11,087	$11,081
8/31/2016	$11,047	$11,116	$11,057
9/30/2016	$11,122	$11,133	$11,103
10/31/2016	$10,945	$10,892	$10,834
11/30/2016	$11,289	$11,380	$11,512
12/31/2016	$11,484	$11,602	$11,717
1/31/2017	$11,705	$11,820	$11,914
2/28/2017	$12,036	$12,260	$12,247
3/31/2017	$12,036	$12,268	$12,157
4/30/2017	$12,006	$12,398	$12,180
5/31/2017	$12,036	$12,525	$12,142
6/30/2017	$12,267	$12,638	$12,323
7/31/2017	$12,438	$12,876	$12,487
8/31/2017	$11,986	$12,901	$12,253
9/30/2017	$12,006	$13,216	$12,587
10/31/2017	$11,906	$13,504	$12,689
11/30/2017	$12,438	$13,914	$13,118
12/31/2017	$12,557	$14,053	$13,280
1/31/2018	$12,796	$14,794	$13,585
2/28/2018	$12,384	$14,249	$12,916
3/31/2018	$12,352	$13,963	$12,948
4/30/2018	$12,352	$14,016	$13,012
5/31/2018	$12,330	$14,412	$13,153
6/30/2018	$12,677	$14,506	$13,259
7/31/2018	$13,034	$14,987	$13,620
8/31/2018	$13,218	$15,514	$13,805
9/30/2018	$13,251	$15,539	$13,696
10/31/2018	$12,471	$14,395	$12,710
11/30/2018	$12,872	$14,683	$13,014
12/31/2018	$11,498	$13,317	$11,648
1/31/2019	$12,720	$14,460	$12,847
2/28/2019	$12,979	$14,968	$13,256
3/31/2019	$13,085	$15,187	$13,322
4/30/2019	$13,555	$15,793	$13,761
5/31/2019	$12,791	$14,771	$12,878
6/30/2019	$13,449	$15,809	$13,747
7/31/2019	$13,614	$16,044	$13,862
8/31/2019	$13,014	$15,717	$13,373
9/30/2019	$13,673	$15,993	$13,916
10/31/2019	$13,673	$16,337	$13,990
11/30/2019	$13,896	$16,958	$14,363
12/31/2019	$14,272	$17,447	$14,800
1/31/2020	$14,078	$17,428	$14,512
2/29/2020	$12,706	$16,002	$13,075
3/31/2020	$9,636	$13,801	$10,107
4/30/2020	$10,971	$15,629	$11,457
5/31/2020	$11,578	$16,465	$11,988
6/30/2020	$11,602	$16,841	$12,124
7/31/2020	$11,905	$17,797	$12,696
8/31/2020	$12,439	$19,087	$13,199
9/30/2020	$12,039	$18,392	$12,900
10/31/2020	$12,196	$17,995	$13,020
11/30/2020	$14,065	$20,184	$14,848
12/31/2020	$14,818	$21,092	$15,535
1/31/2021	$14,745	$20,998	$15,499
2/28/2021	$15,612	$21,654	$16,700
3/31/2021	$16,588	$22,431	$17,563
4/30/2021	$17,430	$23,587	$18,412
5/31/2021	$17,882	$23,695	$18,775
6/30/2021	$17,516	$24,279	$18,557
7/31/2021	$17,479	$24,689	$18,671
8/31/2021	$17,919	$25,393	$19,072
9/30/2021	$17,406	$24,254	$18,369
10/31/2021	$17,980	$25,894	$19,347
11/30/2021	$17,406	$25,500	$18,759
12/31/2021	$18,571	$26,504	$19,937
1/31/2022	$18,352	$24,945	$19,086
2/28/2022	$18,289	$24,317	$18,997
3/31/2022	$18,917	$25,105	$19,574
4/30/2022	$18,085	$22,852	$18,411
5/31/2022	$19,105	$22,822	$18,765
6/30/2022	$17,159	$20,912	$16,702
7/31/2022	$18,242	$22,874	$18,139
8/31/2022	$17,708	$22,021	$17,584
9/30/2022	$15,824	$19,979	$15,879
10/31/2022	$17,190	$21,617	$17,379
11/30/2022	$18,022	$22,745	$18,477
12/31/2022	$17,279	$21,414	$17,538
1/31/2023	$18,668	$22,888	$18,955
2/28/2023	$17,898	$22,353	$18,348
3/31/2023	$17,396	$22,951	$17,770
4/30/2023	$17,580	$23,196	$17,771
5/31/2023	$16,676	$23,286	$16,983
6/30/2023	$17,881	$24,876	$18,456
7/31/2023	$18,618	$25,768	$19,260
8/31/2023	$18,317	$25,270	$18,578
9/30/2023	$17,613	$24,067	$17,633
10/31/2023	$16,994	$23,429	$16,759
11/30/2023	$17,965	$25,613	$18,339
12/31/2023	$19,003	$26,972	$19,768
1/31/2024	$18,986	$27,271	$19,414
2/29/2024	$19,371	$28,747	$20,342
3/31/2024	$20,264	$29,674	$21,394
4/30/2024	$19,266	$28,369	$20,275
5/31/2024	$19,651	$29,709	$21,003
6/30/2024	$19,108	$30,629	$20,666
7/31/2024	$20,597	$31,198	$21,915
8/31/2024	$20,755	$31,877	$22,328
9/30/2024	$20,650	$32,537	$22,749
10/31/2024	$20,352	$32,298	$22,463

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	13.18%	7.06%	7.36%
Class A	19.76%	8.28%	7.97%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000140994
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class C
Trading Symbol		MCVCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.86%

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell Midcap® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,215	$10,242	$10,178
12/31/2014	$10,275	$10,242	$10,254
1/31/2015	$9,992	$9,957	$10,108
2/28/2015	$10,625	$10,534	$10,522
3/31/2015	$10,643	$10,427	$10,503
4/30/2015	$10,625	$10,474	$10,383
5/31/2015	$10,700	$10,619	$10,567
6/30/2015	$10,408	$10,441	$10,296
7/31/2015	$10,672	$10,616	$10,282
8/31/2015	$10,200	$9,975	$9,796
9/30/2015	$10,096	$9,684	$9,469
10/31/2015	$10,672	$10,449	$10,047
11/30/2015	$10,643	$10,507	$10,076
12/31/2015	$10,391	$10,291	$9,764
1/31/2016	$10,050	$9,711	$9,225
2/29/2016	$10,304	$9,707	$9,289
3/31/2016	$10,908	$10,391	$10,147
4/30/2016	$10,791	$10,455	$10,365
5/31/2016	$10,986	$10,642	$10,534
6/30/2016	$11,152	$10,664	$10,630
7/31/2016	$11,473	$11,087	$11,081
8/31/2016	$11,532	$11,116	$11,057
9/30/2016	$11,600	$11,133	$11,103
10/31/2016	$11,405	$10,892	$10,834
11/30/2016	$11,746	$11,380	$11,512
12/31/2016	$11,954	$11,602	$11,717
1/31/2017	$12,175	$11,820	$11,914
2/28/2017	$12,511	$12,260	$12,247
3/31/2017	$12,501	$12,268	$12,157
4/30/2017	$12,459	$12,398	$12,180
5/31/2017	$12,490	$12,525	$12,142
6/30/2017	$12,721	$12,638	$12,323
7/31/2017	$12,879	$12,876	$12,487
8/31/2017	$12,406	$12,901	$12,253
9/30/2017	$12,417	$13,216	$12,587
10/31/2017	$12,311	$13,504	$12,689
11/30/2017	$12,848	$13,914	$13,118
12/31/2017	$12,962	$14,053	$13,280
1/31/2018	$13,199	$14,794	$13,585
2/28/2018	$12,770	$14,249	$12,916
3/31/2018	$12,725	$13,963	$12,948
4/30/2018	$12,725	$14,016	$13,012
5/31/2018	$12,702	$14,412	$13,153
6/30/2018	$13,052	$14,506	$13,259
7/31/2018	$13,402	$14,987	$13,620
8/31/2018	$13,583	$15,514	$13,805
9/30/2018	$13,617	$15,539	$13,696
10/31/2018	$12,804	$14,395	$12,710
11/30/2018	$13,199	$14,683	$13,014
12/31/2018	$11,780	$13,317	$11,648
1/31/2019	$13,020	$14,460	$12,847
2/28/2019	$13,288	$14,968	$13,256
3/31/2019	$13,385	$15,187	$13,322
4/30/2019	$13,884	$15,793	$13,761
5/31/2019	$13,093	$14,771	$12,878
6/30/2019	$13,762	$15,809	$13,747
7/31/2019	$13,920	$16,044	$13,862
8/31/2019	$13,300	$15,717	$13,373
9/30/2019	$13,969	$15,993	$13,916
10/31/2019	$13,957	$16,337	$13,990
11/30/2019	$14,175	$16,958	$14,363
12/31/2019	$14,552	$17,447	$14,800
1/31/2020	$14,339	$17,428	$14,512
2/29/2020	$12,937	$16,002	$13,075
3/31/2020	$9,806	$13,801	$10,107
4/30/2020	$11,158	$15,629	$11,457
5/31/2020	$11,760	$16,465	$11,988
6/30/2020	$11,785	$16,841	$12,124
7/31/2020	$12,085	$17,797	$12,696
8/31/2020	$12,624	$19,087	$13,199
9/30/2020	$12,198	$18,392	$12,900
10/31/2020	$12,361	$17,995	$13,020
11/30/2020	$14,252	$20,184	$14,848
12/31/2020	$14,991	$21,092	$15,535
1/31/2021	$14,916	$20,998	$15,499
2/28/2021	$15,792	$21,654	$16,700
3/31/2021	$16,756	$22,431	$17,563
4/30/2021	$17,608	$23,587	$18,412
5/31/2021	$18,046	$23,695	$18,775
6/30/2021	$17,671	$24,279	$18,557
7/31/2021	$17,621	$24,689	$18,671
8/31/2021	$18,059	$25,393	$19,072
9/30/2021	$17,533	$24,254	$18,369
10/31/2021	$18,097	$25,894	$19,347
11/30/2021	$17,508	$25,500	$18,759
12/31/2021	$18,692	$26,504	$19,937
1/31/2022	$18,449	$24,945	$19,086
2/28/2022	$18,368	$24,317	$18,997
3/31/2022	$18,999	$25,105	$19,574
4/30/2022	$18,158	$22,852	$18,411
5/31/2022	$19,160	$22,822	$18,765
6/30/2022	$17,204	$20,912	$16,702
7/31/2022	$18,287	$22,874	$18,139
8/31/2022	$17,721	$22,021	$17,584
9/30/2022	$15,846	$19,979	$15,879
10/31/2022	$17,204	$21,617	$17,379
11/30/2022	$18,012	$22,745	$18,477
12/31/2022	$17,267	$21,414	$17,538
1/31/2023	$18,657	$22,888	$18,955
2/28/2023	$17,868	$22,353	$18,348
3/31/2023	$17,353	$22,951	$17,770
4/30/2023	$17,525	$23,196	$17,771
5/31/2023	$16,615	$23,286	$16,983
6/30/2023	$17,816	$24,876	$18,456
7/31/2023	$18,520	$25,768	$19,260
8/31/2023	$18,228	$25,270	$18,578
9/30/2023	$17,507	$24,067	$17,633
10/31/2023	$16,872	$23,429	$16,759
11/30/2023	$17,834	$25,613	$18,339
12/31/2023	$18,857	$26,972	$19,768
1/31/2024	$18,839	$27,271	$19,414
2/29/2024	$19,214	$28,747	$20,342
3/31/2024	$20,090	$29,674	$21,394
4/30/2024	$19,071	$28,369	$20,275
5/31/2024	$19,447	$29,709	$21,003
6/30/2024	$18,910	$30,629	$20,666
7/31/2024	$20,358	$31,198	$21,915
8/31/2024	$20,501	$31,877	$22,328
9/30/2024	$20,394	$32,537	$22,749
10/31/2024	$20,090	$32,298	$22,463

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	18.07%	7.56%	7.23%
Class C	19.07%	7.56%	7.23%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000140995
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class I
Trading Symbol		MVTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.84%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,225	$10,242	$10,178
12/31/2014	$10,296	$10,242	$10,254
1/31/2015	$10,013	$9,957	$10,108
2/28/2015	$10,664	$10,534	$10,522
3/31/2015	$10,683	$10,427	$10,503
4/30/2015	$10,683	$10,474	$10,383
5/31/2015	$10,759	$10,619	$10,567
6/30/2015	$10,466	$10,441	$10,296
7/31/2015	$10,749	$10,616	$10,282
8/31/2015	$10,286	$9,975	$9,796
9/30/2015	$10,192	$9,684	$9,469
10/31/2015	$10,778	$10,449	$10,047
11/30/2015	$10,759	$10,507	$10,076
12/31/2015	$10,511	$10,291	$9,764
1/31/2016	$10,178	$9,711	$9,225
2/29/2016	$10,433	$9,707	$9,289
3/31/2016	$11,061	$10,391	$10,147
4/30/2016	$10,953	$10,455	$10,365
5/31/2016	$11,159	$10,642	$10,534
6/30/2016	$11,336	$10,664	$10,630
7/31/2016	$11,669	$11,087	$11,081
8/31/2016	$11,738	$11,116	$11,057
9/30/2016	$11,817	$11,133	$11,103
10/31/2016	$11,640	$10,892	$10,834
11/30/2016	$11,993	$11,380	$11,512
12/31/2016	$12,203	$11,602	$11,717
1/31/2017	$12,447	$11,820	$11,914
2/28/2017	$12,798	$12,260	$12,247
3/31/2017	$12,798	$12,268	$12,157
4/30/2017	$12,766	$12,398	$12,180
5/31/2017	$12,808	$12,525	$12,142
6/30/2017	$13,053	$12,638	$12,323
7/31/2017	$13,234	$12,876	$12,487
8/31/2017	$12,755	$12,901	$12,253
9/30/2017	$12,787	$13,216	$12,587
10/31/2017	$12,681	$13,504	$12,689
11/30/2017	$13,244	$13,914	$13,118
12/31/2017	$13,381	$14,053	$13,280
1/31/2018	$13,634	$14,794	$13,585
2/28/2018	$13,209	$14,249	$12,916
3/31/2018	$13,174	$13,963	$12,948
4/30/2018	$13,186	$14,016	$13,012
5/31/2018	$13,163	$14,412	$13,153
6/30/2018	$13,542	$14,506	$13,259
7/31/2018	$13,922	$14,987	$13,620
8/31/2018	$14,117	$15,514	$13,805
9/30/2018	$14,163	$15,539	$13,696
10/31/2018	$13,335	$14,395	$12,710
11/30/2018	$13,749	$14,683	$13,014
12/31/2018	$12,280	$13,317	$11,648
1/31/2019	$13,593	$14,460	$12,847
2/28/2019	$13,880	$14,968	$13,256
3/31/2019	$13,993	$15,187	$13,322
4/30/2019	$14,530	$15,793	$13,761
5/31/2019	$13,705	$14,771	$12,878
6/30/2019	$14,418	$15,809	$13,747
7/31/2019	$14,606	$16,044	$13,862
8/31/2019	$13,955	$15,717	$13,373
9/30/2019	$14,668	$15,993	$13,916
10/31/2019	$14,668	$16,337	$13,990
11/30/2019	$14,918	$16,958	$14,363
12/31/2019	$15,328	$17,447	$14,800
1/31/2020	$15,120	$17,428	$14,512
2/29/2020	$13,651	$16,002	$13,075
3/31/2020	$10,349	$13,801	$10,107
4/30/2020	$11,792	$15,629	$11,457
5/31/2020	$12,442	$16,465	$11,988
6/30/2020	$12,468	$16,841	$12,124
7/31/2020	$12,806	$17,797	$12,696
8/31/2020	$13,391	$19,087	$13,199
9/30/2020	$12,962	$18,392	$12,900
10/31/2020	$13,131	$17,995	$13,020
11/30/2020	$15,159	$20,184	$14,848
12/31/2020	$15,969	$21,092	$15,535
1/31/2021	$15,890	$20,998	$15,499
2/28/2021	$16,835	$21,654	$16,700
3/31/2021	$17,885	$22,431	$17,563
4/30/2021	$18,803	$23,587	$18,412
5/31/2021	$19,302	$23,695	$18,775
6/30/2021	$18,908	$24,279	$18,557
7/31/2021	$18,869	$24,689	$18,671
8/31/2021	$19,355	$25,393	$19,072
9/30/2021	$18,803	$24,254	$18,369
10/31/2021	$19,420	$25,894	$19,347
11/30/2021	$18,817	$25,500	$18,759
12/31/2021	$20,090	$26,504	$19,937
1/31/2022	$19,853	$24,945	$19,086
2/28/2022	$19,786	$24,317	$18,997
3/31/2022	$20,479	$25,105	$19,574
4/30/2022	$19,600	$22,852	$18,411
5/31/2022	$20,699	$22,822	$18,765
6/30/2022	$18,602	$20,912	$16,702
7/31/2022	$19,786	$22,874	$18,139
8/31/2022	$19,194	$22,021	$17,584
9/30/2022	$17,182	$19,979	$15,879
10/31/2022	$18,661	$21,617	$17,379
11/30/2022	$19,574	$22,745	$18,477
12/31/2022	$18,771	$21,414	$17,538
1/31/2023	$20,292	$22,888	$18,955
2/28/2023	$19,441	$22,353	$18,348
3/31/2023	$18,916	$22,951	$17,770
4/30/2023	$19,115	$23,196	$17,771
5/31/2023	$18,138	$23,286	$16,983
6/30/2023	$19,459	$24,876	$18,456
7/31/2023	$20,255	$25,768	$19,260
8/31/2023	$19,948	$25,270	$18,578
9/30/2023	$19,169	$24,067	$17,633
10/31/2023	$18,500	$23,429	$16,759
11/30/2023	$19,568	$25,613	$18,339
12/31/2023	$20,715	$26,972	$19,768
1/31/2024	$20,696	$27,271	$19,414
2/29/2024	$21,133	$28,747	$20,342
3/31/2024	$22,102	$29,674	$21,394
4/30/2024	$21,019	$28,369	$20,275
5/31/2024	$21,437	$29,709	$21,003
6/30/2024	$20,867	$30,629	$20,666
7/31/2024	$22,501	$31,198	$21,915
8/31/2024	$22,672	$31,877	$22,328
9/30/2024	$22,558	$32,537	$22,749
10/31/2024	$22,235	$32,298	$22,463

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	20.19%	8.68%	8.32%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000140996
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class I2
Trading Symbol		IAAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell Midcap® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,225	$10,242	$10,178
12/31/2014	$10,298	$10,242	$10,254
1/31/2015	$10,015	$9,957	$10,108
2/28/2015	$10,667	$10,534	$10,522
3/31/2015	$10,695	$10,427	$10,503
4/30/2015	$10,685	$10,474	$10,383
5/31/2015	$10,771	$10,619	$10,567
6/30/2015	$10,478	$10,441	$10,296
7/31/2015	$10,752	$10,616	$10,282
8/31/2015	$10,289	$9,975	$9,796
9/30/2015	$10,194	$9,684	$9,469
10/31/2015	$10,780	$10,449	$10,047
11/30/2015	$10,761	$10,507	$10,076
12/31/2015	$10,526	$10,291	$9,764
1/31/2016	$10,183	$9,711	$9,225
2/29/2016	$10,448	$9,707	$9,289
3/31/2016	$11,066	$10,391	$10,147
4/30/2016	$10,958	$10,455	$10,365
5/31/2016	$11,165	$10,642	$10,534
6/30/2016	$11,351	$10,664	$10,630
7/31/2016	$11,685	$11,087	$11,081
8/31/2016	$11,754	$11,116	$11,057
9/30/2016	$11,832	$11,133	$11,103
10/31/2016	$11,656	$10,892	$10,834
11/30/2016	$12,019	$11,380	$11,512
12/31/2016	$12,236	$11,602	$11,717
1/31/2017	$12,471	$11,820	$11,914
2/28/2017	$12,832	$12,260	$12,247
3/31/2017	$12,832	$12,268	$12,157
4/30/2017	$12,800	$12,398	$12,180
5/31/2017	$12,843	$12,525	$12,142
6/30/2017	$13,088	$12,638	$12,323
7/31/2017	$13,269	$12,876	$12,487
8/31/2017	$12,790	$12,901	$12,253
9/30/2017	$12,811	$13,216	$12,587
10/31/2017	$12,715	$13,504	$12,689
11/30/2017	$13,279	$13,914	$13,118
12/31/2017	$13,419	$14,053	$13,280
1/31/2018	$13,684	$14,794	$13,585
2/28/2018	$13,246	$14,249	$12,916
3/31/2018	$13,211	$13,963	$12,948
4/30/2018	$13,223	$14,016	$13,012
5/31/2018	$13,200	$14,412	$13,153
6/30/2018	$13,580	$14,506	$13,259
7/31/2018	$13,972	$14,987	$13,620
8/31/2018	$14,167	$15,514	$13,805
9/30/2018	$14,213	$15,539	$13,696
10/31/2018	$13,384	$14,395	$12,710
11/30/2018	$13,799	$14,683	$13,014
12/31/2018	$12,331	$13,317	$11,648
1/31/2019	$13,636	$14,460	$12,847
2/28/2019	$13,924	$14,968	$13,256
3/31/2019	$14,037	$15,187	$13,322
4/30/2019	$14,577	$15,793	$13,761
5/31/2019	$13,761	$14,771	$12,878
6/30/2019	$14,476	$15,809	$13,747
7/31/2019	$14,652	$16,044	$13,862
8/31/2019	$14,012	$15,717	$13,373
9/30/2019	$14,727	$15,993	$13,916
10/31/2019	$14,727	$16,337	$13,990
11/30/2019	$14,978	$16,958	$14,363
12/31/2019	$15,401	$17,447	$14,800
1/31/2020	$15,192	$17,428	$14,512
2/29/2020	$13,718	$16,002	$13,075
3/31/2020	$10,402	$13,801	$10,107
4/30/2020	$11,851	$15,629	$11,457
5/31/2020	$12,504	$16,465	$11,988
6/30/2020	$12,530	$16,841	$12,124
7/31/2020	$12,869	$17,797	$12,696
8/31/2020	$13,456	$19,087	$13,199
9/30/2020	$13,026	$18,392	$12,900
10/31/2020	$13,209	$17,995	$13,020
11/30/2020	$15,245	$20,184	$14,848
12/31/2020	$16,045	$21,092	$15,535
1/31/2021	$15,979	$20,998	$15,499
2/28/2021	$16,928	$21,654	$16,700
3/31/2021	$17,983	$22,431	$17,563
4/30/2021	$18,906	$23,587	$18,412
5/31/2021	$19,407	$23,695	$18,775
6/30/2021	$19,011	$24,279	$18,557
7/31/2021	$18,985	$24,689	$18,671
8/31/2021	$19,473	$25,393	$19,072
9/30/2021	$18,919	$24,254	$18,369
10/31/2021	$19,539	$25,894	$19,347
11/30/2021	$18,932	$25,500	$18,759
12/31/2021	$20,218	$26,504	$19,937
1/31/2022	$19,980	$24,945	$19,086
2/28/2022	$19,912	$24,317	$18,997
3/31/2022	$20,609	$25,105	$19,574
4/30/2022	$19,725	$22,852	$18,411
5/31/2022	$20,830	$22,822	$18,765
6/30/2022	$18,721	$20,912	$16,702
7/31/2022	$19,912	$22,874	$18,139
8/31/2022	$19,317	$22,021	$17,584
9/30/2022	$17,293	$19,979	$15,879
10/31/2022	$18,789	$21,617	$17,379
11/30/2022	$19,708	$22,745	$18,477
12/31/2022	$18,884	$21,414	$17,538
1/31/2023	$20,432	$22,888	$18,955
2/28/2023	$19,576	$22,353	$18,348
3/31/2023	$19,048	$22,951	$17,770
4/30/2023	$19,248	$23,196	$17,771
5/31/2023	$18,265	$23,286	$16,983
6/30/2023	$19,594	$24,876	$18,456
7/31/2023	$20,396	$25,768	$19,260
8/31/2023	$20,086	$25,270	$18,578
9/30/2023	$19,321	$24,067	$17,633
10/31/2023	$18,647	$23,429	$16,759
11/30/2023	$19,722	$25,613	$18,339
12/31/2023	$20,858	$26,972	$19,768
1/31/2024	$20,858	$27,271	$19,414
2/29/2024	$21,298	$28,747	$20,342
3/31/2024	$22,293	$29,674	$21,394
4/30/2024	$21,184	$28,369	$20,275
5/31/2024	$21,605	$29,709	$21,003
6/30/2024	$21,030	$30,629	$20,666
7/31/2024	$22,676	$31,198	$21,915
8/31/2024	$22,848	$31,877	$22,328
9/30/2024	$22,753	$32,537	$22,749
10/31/2024	$22,427	$32,298	$22,463

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	20.27%	8.78%	8.41%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171834
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class I3
Trading Symbol		TOTTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
3/31/2017	$10,109	$10,095	$10,148
4/30/2017	$10,084	$10,202	$10,167
5/31/2017	$10,117	$10,306	$10,136
6/30/2017	$10,310	$10,399	$10,287
7/31/2017	$10,453	$10,595	$10,423
8/31/2017	$10,075	$10,616	$10,228
9/30/2017	$10,101	$10,875	$10,507
10/31/2017	$10,025	$11,112	$10,592
11/30/2017	$10,469	$11,450	$10,950
12/31/2017	$10,582	$11,564	$11,085
1/31/2018	$10,781	$12,174	$11,340
2/28/2018	$10,437	$11,725	$10,781
3/31/2018	$10,410	$11,489	$10,808
4/30/2018	$10,428	$11,533	$10,862
5/31/2018	$10,410	$11,859	$10,979
6/30/2018	$10,709	$11,936	$11,068
7/31/2018	$11,016	$12,332	$11,369
8/31/2018	$11,169	$12,765	$11,524
9/30/2018	$11,206	$12,787	$11,433
10/31/2018	$10,546	$11,845	$10,609
11/30/2018	$10,871	$12,082	$10,863
12/31/2018	$9,712	$10,958	$9,723
1/31/2019	$10,745	$11,898	$10,724
2/28/2019	$10,971	$12,317	$11,065
3/31/2019	$11,060	$12,497	$11,120
4/30/2019	$11,483	$12,996	$11,487
5/31/2019	$10,833	$12,155	$10,750
6/30/2019	$11,404	$13,008	$11,475
7/31/2019	$11,552	$13,202	$11,571
8/31/2019	$11,040	$12,933	$11,163
9/30/2019	$11,601	$13,160	$11,616
10/31/2019	$11,611	$13,443	$11,678
11/30/2019	$11,807	$13,954	$11,990
12/31/2019	$12,129	$14,357	$12,354
1/31/2020	$11,966	$14,341	$12,114
2/29/2020	$10,809	$13,167	$10,914
3/31/2020	$8,199	$11,356	$8,437
4/30/2020	$9,335	$12,860	$9,564
5/31/2020	$9,847	$13,548	$10,007
6/30/2020	$9,878	$13,858	$10,120
7/31/2020	$10,144	$14,645	$10,598
8/31/2020	$10,604	$15,706	$11,017
9/30/2020	$10,256	$15,134	$10,768
10/31/2020	$10,400	$14,807	$10,868
11/30/2020	$12,007	$16,608	$12,394
12/31/2020	$12,644	$17,356	$12,968
1/31/2021	$12,582	$17,278	$12,938
2/28/2021	$13,337	$17,819	$13,940
3/31/2021	$14,174	$18,457	$14,660
4/30/2021	$14,898	$19,409	$15,369
5/31/2021	$15,291	$19,497	$15,672
6/30/2021	$14,981	$19,978	$15,490
7/31/2021	$14,950	$20,316	$15,586
8/31/2021	$15,343	$20,895	$15,920
9/30/2021	$14,908	$19,958	$15,333
10/31/2021	$15,394	$21,307	$16,150
11/30/2021	$14,919	$20,983	$15,659
12/31/2021	$15,927	$21,809	$16,642
1/31/2022	$15,740	$20,526	$15,932
2/28/2022	$15,687	$20,009	$15,857
3/31/2022	$16,233	$20,658	$16,339
4/30/2022	$15,541	$18,804	$15,368
5/31/2022	$16,406	$18,779	$15,664
6/30/2022	$14,755	$17,208	$13,942
7/31/2022	$15,687	$18,822	$15,141
8/31/2022	$15,221	$18,120	$14,678
9/30/2022	$13,623	$16,440	$13,254
10/31/2022	$14,808	$17,788	$14,507
11/30/2022	$15,527	$18,716	$15,424
12/31/2022	$14,882	$17,620	$14,640
1/31/2023	$16,094	$18,834	$15,823
2/28/2023	$15,424	$18,394	$15,316
3/31/2023	$15,011	$18,886	$14,833
4/30/2023	$15,167	$19,087	$14,834
5/31/2023	$14,398	$19,161	$14,176
6/30/2023	$15,438	$20,469	$15,406
7/31/2023	$16,080	$21,203	$16,077
8/31/2023	$15,837	$20,794	$15,508
9/30/2023	$15,224	$19,803	$14,719
10/31/2023	$14,683	$19,278	$13,990
11/30/2023	$15,538	$21,076	$15,309
12/31/2023	$16,442	$22,194	$16,501
1/31/2024	$16,442	$22,440	$16,206
2/29/2024	$16,787	$23,655	$16,980
3/31/2024	$17,565	$24,418	$17,859
4/30/2024	$16,697	$23,343	$16,924
5/31/2024	$17,026	$24,446	$17,532
6/30/2024	$16,577	$25,203	$17,251
7/31/2024	$17,865	$25,672	$18,293
8/31/2024	$18,015	$26,230	$18,638
9/30/2024	$17,925	$26,773	$18,989
10/31/2024	$17,670	$26,576	$18,751

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class I3	20.35%	8.76%	7.77%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.71%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.61%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171832
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class R
Trading Symbol		TOTRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.24%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
3/31/2017	$10,101	$10,095	$10,148
4/30/2017	$10,075	$10,202	$10,167
5/31/2017	$10,109	$10,306	$10,136
6/30/2017	$10,293	$10,399	$10,287
7/31/2017	$10,436	$10,595	$10,423
8/31/2017	$10,059	$10,616	$10,228
9/30/2017	$10,067	$10,875	$10,507
10/31/2017	$9,992	$11,112	$10,592
11/30/2017	$10,427	$11,450	$10,950
12/31/2017	$10,533	$11,564	$11,085
1/31/2018	$10,731	$12,174	$11,340
2/28/2018	$10,389	$11,725	$10,781
3/31/2018	$10,353	$11,489	$10,808
4/30/2018	$10,362	$11,533	$10,862
5/31/2018	$10,344	$11,859	$10,979
6/30/2018	$10,632	$11,936	$11,068
7/31/2018	$10,929	$12,332	$11,369
8/31/2018	$11,081	$12,765	$11,524
9/30/2018	$11,117	$12,787	$11,433
10/31/2018	$10,461	$11,845	$10,609
11/30/2018	$10,776	$12,082	$10,863
12/31/2018	$9,621	$10,958	$9,723
1/31/2019	$10,642	$11,898	$10,724
2/28/2019	$10,866	$12,317	$11,065
3/31/2019	$10,944	$12,497	$11,120
4/30/2019	$11,362	$12,996	$11,487
5/31/2019	$10,720	$12,155	$10,750
6/30/2019	$11,274	$13,008	$11,475
7/31/2019	$11,411	$13,202	$11,571
8/31/2019	$10,905	$12,933	$11,163
9/30/2019	$11,459	$13,160	$11,616
10/31/2019	$11,450	$13,443	$11,678
11/30/2019	$11,644	$13,954	$11,990
12/31/2019	$11,957	$14,357	$12,354
1/31/2020	$11,796	$14,341	$12,114
2/29/2020	$10,639	$13,167	$10,914
3/31/2020	$8,072	$11,356	$8,437
4/30/2020	$9,189	$12,860	$9,564
5/31/2020	$9,693	$13,548	$10,007
6/30/2020	$9,713	$13,858	$10,120
7/31/2020	$9,975	$14,645	$10,598
8/31/2020	$10,417	$15,706	$11,017
9/30/2020	$10,075	$15,134	$10,768
10/31/2020	$10,216	$14,807	$10,868
11/30/2020	$11,786	$16,608	$12,394
12/31/2020	$12,407	$17,356	$12,968
1/31/2021	$12,347	$17,278	$12,938
2/28/2021	$13,075	$17,819	$13,940
3/31/2021	$13,885	$18,457	$14,660
4/30/2021	$14,593	$19,409	$15,369
5/31/2021	$14,968	$19,497	$15,672
6/30/2021	$14,654	$19,978	$15,490
7/31/2021	$14,624	$20,316	$15,586
8/31/2021	$14,998	$20,895	$15,920
9/30/2021	$14,563	$19,958	$15,333
10/31/2021	$15,039	$21,307	$16,150
11/30/2021	$14,563	$20,983	$15,659
12/31/2021	$15,552	$21,809	$16,642
1/31/2022	$15,358	$20,526	$15,932
2/28/2022	$15,306	$20,009	$15,857
3/31/2022	$15,824	$20,658	$16,339
4/30/2022	$15,137	$18,804	$15,368
5/31/2022	$15,980	$18,779	$15,664
6/30/2022	$14,360	$17,208	$13,942
7/31/2022	$15,267	$18,822	$15,141
8/31/2022	$14,813	$18,120	$14,678
9/30/2022	$13,245	$16,440	$13,254
10/31/2022	$14,386	$17,788	$14,507
11/30/2022	$15,073	$18,716	$15,424
12/31/2022	$14,446	$17,620	$14,640
1/31/2023	$15,619	$18,834	$15,823
2/28/2023	$14,970	$18,394	$15,316
3/31/2023	$14,556	$18,886	$14,833
4/30/2023	$14,708	$19,087	$14,834
5/31/2023	$13,949	$19,161	$14,176
6/30/2023	$14,957	$20,469	$15,406
7/31/2023	$15,564	$21,203	$16,077
8/31/2023	$15,315	$20,794	$15,508
9/30/2023	$14,722	$19,803	$14,719
10/31/2023	$14,198	$19,278	$13,990
11/30/2023	$15,012	$21,076	$15,309
12/31/2023	$15,878	$22,194	$16,501
1/31/2024	$15,878	$22,440	$16,206
2/29/2024	$16,210	$23,655	$16,980
3/31/2024	$16,945	$24,418	$17,859
4/30/2024	$16,109	$23,343	$16,924
5/31/2024	$16,426	$24,446	$17,532
6/30/2024	$15,979	$25,203	$17,251
7/31/2024	$17,219	$25,672	$18,293
8/31/2024	$17,349	$26,230	$18,638
9/30/2024	$17,263	$26,773	$18,989
10/31/2024	$17,003	$26,576	$18,751

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class R	19.76%	8.23%	7.23%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.71%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.61%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171833
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class R4
Trading Symbol		TOTFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$99	0.90%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell Midcap® Value Index
3/24/2017	$10,000	$10,000	$10,000
3/31/2017	$10,109	$10,095	$10,148
4/30/2017	$10,084	$10,202	$10,167
5/31/2017	$10,109	$10,306	$10,136
6/30/2017	$10,310	$10,399	$10,287
7/31/2017	$10,444	$10,595	$10,423
8/31/2017	$10,067	$10,616	$10,228
9/30/2017	$10,092	$10,875	$10,507
10/31/2017	$10,008	$11,112	$10,592
11/30/2017	$10,453	$11,450	$10,950
12/31/2017	$10,561	$11,564	$11,085
1/31/2018	$10,768	$12,174	$11,340
2/28/2018	$10,416	$11,725	$10,781
3/31/2018	$10,389	$11,489	$10,808
4/30/2018	$10,407	$11,533	$10,862
5/31/2018	$10,389	$11,859	$10,979
6/30/2018	$10,678	$11,936	$11,068
7/31/2018	$10,984	$12,332	$11,369
8/31/2018	$11,138	$12,765	$11,524
9/30/2018	$11,174	$12,787	$11,433
10/31/2018	$10,516	$11,845	$10,609
11/30/2018	$10,831	$12,082	$10,863
12/31/2018	$9,678	$10,958	$9,723
1/31/2019	$10,707	$11,898	$10,724
2/28/2019	$10,932	$12,317	$11,065
3/31/2019	$11,020	$12,497	$11,120
4/30/2019	$11,441	$12,996	$11,487
5/31/2019	$10,795	$12,155	$10,750
6/30/2019	$11,353	$13,008	$11,475
7/31/2019	$11,500	$13,202	$11,571
8/31/2019	$10,991	$12,933	$11,163
9/30/2019	$11,549	$13,160	$11,616
10/31/2019	$11,549	$13,443	$11,678
11/30/2019	$11,745	$13,954	$11,990
12/31/2019	$12,066	$14,357	$12,354
1/31/2020	$11,904	$14,341	$12,114
2/29/2020	$10,747	$13,167	$10,914
3/31/2020	$8,149	$11,356	$8,437
4/30/2020	$9,285	$12,860	$9,564
5/31/2020	$9,793	$13,548	$10,007
6/30/2020	$9,813	$13,858	$10,120
7/31/2020	$10,077	$14,645	$10,598
8/31/2020	$10,544	$15,706	$11,017
9/30/2020	$10,199	$15,134	$10,768
10/31/2020	$10,331	$14,807	$10,868
11/30/2020	$11,924	$16,608	$12,394
12/31/2020	$12,559	$17,356	$12,968
1/31/2021	$12,498	$17,278	$12,938
2/28/2021	$13,245	$17,819	$13,940
3/31/2021	$14,064	$18,457	$14,660
4/30/2021	$14,791	$19,409	$15,369
5/31/2021	$15,180	$19,497	$15,672
6/30/2021	$14,862	$19,978	$15,490
7/31/2021	$14,832	$20,316	$15,586
8/31/2021	$15,221	$20,895	$15,920
9/30/2021	$14,781	$19,958	$15,333
10/31/2021	$15,272	$21,307	$16,150
11/30/2021	$14,791	$20,983	$15,659
12/31/2021	$15,794	$21,809	$16,642
1/31/2022	$15,610	$20,526	$15,932
2/28/2022	$15,557	$20,009	$15,857
3/31/2022	$16,096	$20,658	$16,339
4/30/2022	$15,399	$18,804	$15,368
5/31/2022	$16,267	$18,779	$15,664
6/30/2022	$14,610	$17,208	$13,942
7/31/2022	$15,544	$18,822	$15,141
8/31/2022	$15,084	$18,120	$14,678
9/30/2022	$13,492	$16,440	$13,254
10/31/2022	$14,663	$17,788	$14,507
11/30/2022	$15,373	$18,716	$15,424
12/31/2022	$14,735	$17,620	$14,640
1/31/2023	$15,929	$18,834	$15,823
2/28/2023	$15,268	$18,394	$15,316
3/31/2023	$14,847	$18,886	$14,833
4/30/2023	$15,002	$19,087	$14,834
5/31/2023	$14,243	$19,161	$14,176
6/30/2023	$15,282	$20,469	$15,406
7/31/2023	$15,901	$21,203	$16,077
8/31/2023	$15,662	$20,794	$15,508
9/30/2023	$15,044	$19,803	$14,719
10/31/2023	$14,524	$19,278	$13,990
11/30/2023	$15,353	$21,076	$15,309
12/31/2023	$16,246	$22,194	$16,501
1/31/2024	$16,246	$22,440	$16,206
2/29/2024	$16,585	$23,655	$16,980
3/31/2024	$17,351	$24,418	$17,859
4/30/2024	$16,497	$23,343	$16,924
5/31/2024	$16,821	$24,446	$17,532
6/30/2024	$16,364	$25,203	$17,251
7/31/2024	$17,645	$25,672	$18,293
8/31/2024	$17,778	$26,230	$18,638
9/30/2024	$17,704	$26,773	$18,989
10/31/2024	$17,454	$26,576	$18,751

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/24/17
Class R4	20.17%	8.61%	7.60%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.71%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.61%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000172163
Shareholder Report [Line Items]
Fund Name		Transamerica Mid Cap Value Opportunities
Class Name		Class R6
Trading Symbol		MVTRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell Mid Cap® Value Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024. The market environment, characterized by relative strength in momentum-oriented stocks (i.e., stocks that performed well and continued to be bid up) and relative weakness in smaller capitalization, more value-oriented stocks, posed the most notable headwind for the Fund, given its positioning in the period.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the Fund benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc. (“Dollar Tree”) a discount retailer, and SiriusXM Holdings, Inc., (“SiriusXM”) a tracking stock for satellite radio provider, SiriusXM, were the primary detractors. Headwinds in the lower end consumer and industry-wide store theft in the retail space impacted Dollar Tree, while in SiriusXM, concerns on delivering a similar historical growth playbook weighed on shares. Within financials, the underweight to the capital markets sector and banks had the most adverse impact on performance. Of the stocks held by the Fund during the period, Markel Group, Inc., a specialty insurer, was a laggard given their more conservative posture and the departure of certain high-level managers at the end of calendar 2023.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Value Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,034	$10,007	$10,044
8/31/2016	$10,093	$10,033	$10,023
9/30/2016	$10,160	$10,049	$10,065
10/31/2016	$10,000	$9,831	$9,821
11/30/2016	$10,312	$10,271	$10,436
12/31/2016	$10,492	$10,472	$10,621
1/31/2017	$10,701	$10,669	$10,800
2/28/2017	$11,009	$11,065	$11,101
3/31/2017	$11,009	$11,073	$11,020
4/30/2017	$10,982	$11,190	$11,041
5/31/2017	$11,018	$11,305	$11,007
6/30/2017	$11,227	$11,407	$11,171
7/31/2017	$11,381	$11,622	$11,319
8/31/2017	$10,973	$11,644	$11,107
9/30/2017	$10,991	$11,928	$11,410
10/31/2017	$10,909	$12,189	$11,502
11/30/2017	$11,399	$12,559	$11,891
12/31/2017	$11,518	$12,684	$12,038
1/31/2018	$11,734	$13,353	$12,315
2/28/2018	$11,361	$12,861	$11,708
3/31/2018	$11,332	$12,602	$11,737
4/30/2018	$11,351	$12,650	$11,795
5/31/2018	$11,332	$13,007	$11,923
6/30/2018	$11,656	$13,093	$12,019
7/31/2018	$11,989	$13,527	$12,346
8/31/2018	$12,156	$14,002	$12,514
9/30/2018	$12,195	$14,025	$12,415
10/31/2018	$11,479	$12,993	$11,521
11/30/2018	$11,832	$13,253	$11,797
12/31/2018	$10,573	$12,019	$10,559
1/31/2019	$11,694	$13,051	$11,646
2/28/2019	$11,940	$13,510	$12,016
3/31/2019	$12,036	$13,707	$12,076
4/30/2019	$12,506	$14,255	$12,474
5/31/2019	$11,790	$13,332	$11,673
6/30/2019	$12,410	$14,269	$12,462
7/31/2019	$12,570	$14,481	$12,565
8/31/2019	$12,015	$14,185	$12,122
9/30/2019	$12,634	$14,434	$12,614
10/31/2019	$12,634	$14,745	$12,682
11/30/2019	$12,848	$15,306	$13,020
12/31/2019	$13,197	$15,748	$13,416
1/31/2020	$13,019	$15,730	$13,155
2/29/2020	$11,764	$14,443	$11,852
3/31/2020	$8,920	$12,456	$9,162
4/30/2020	$10,164	$14,106	$10,386
5/31/2020	$10,720	$14,861	$10,867
6/30/2020	$10,753	$15,200	$10,990
7/31/2020	$11,042	$16,063	$11,509
8/31/2020	$11,542	$17,227	$11,964
9/30/2020	$11,164	$16,600	$11,693
10/31/2020	$11,320	$16,242	$11,802
11/30/2020	$13,064	$18,217	$13,459
12/31/2020	$13,756	$19,037	$14,082
1/31/2021	$13,700	$18,952	$14,050
2/28/2021	$14,519	$19,545	$15,138
3/31/2021	$15,428	$20,245	$15,920
4/30/2021	$16,213	$21,289	$16,690
5/31/2021	$16,639	$21,386	$17,019
6/30/2021	$16,303	$21,913	$16,821
7/31/2021	$16,269	$22,284	$16,925
8/31/2021	$16,696	$22,919	$17,288
9/30/2021	$16,224	$21,891	$16,651
10/31/2021	$16,763	$23,371	$17,538
11/30/2021	$16,236	$23,016	$17,005
12/31/2021	$17,343	$23,922	$18,073
1/31/2022	$17,127	$22,515	$17,301
2/28/2022	$17,084	$21,947	$17,220
3/31/2022	$17,676	$22,659	$17,744
4/30/2022	$16,910	$20,626	$16,689
5/31/2022	$17,863	$20,598	$17,010
6/30/2022	$16,058	$18,875	$15,140
7/31/2022	$17,084	$20,646	$16,443
8/31/2022	$16,564	$19,875	$15,940
9/30/2022	$14,831	$18,032	$14,394
10/31/2022	$16,116	$19,511	$15,753
11/30/2022	$16,896	$20,529	$16,749
12/31/2022	$16,196	$19,327	$15,898
1/31/2023	$17,526	$20,658	$17,182
2/28/2023	$16,784	$20,176	$16,632
3/31/2023	$16,336	$20,715	$16,108
4/30/2023	$16,506	$20,936	$16,109
5/31/2023	$15,671	$21,017	$15,395
6/30/2023	$16,815	$22,452	$16,730
7/31/2023	$17,495	$23,257	$17,458
8/31/2023	$17,232	$22,808	$16,841
9/30/2023	$16,567	$21,722	$15,984
10/31/2023	$15,980	$21,146	$15,192
11/30/2023	$16,907	$23,118	$16,624
12/31/2023	$17,888	$24,344	$17,920
1/31/2024	$17,888	$24,614	$17,599
2/29/2024	$18,261	$25,946	$18,439
3/31/2024	$19,105	$26,783	$19,393
4/30/2024	$18,164	$25,605	$18,379
5/31/2024	$18,537	$26,814	$19,038
6/30/2024	$18,034	$27,645	$18,734
7/31/2024	$19,446	$28,158	$19,866
8/31/2024	$19,608	$28,771	$20,240
9/30/2024	$19,511	$29,367	$20,622
10/31/2024	$19,235	$29,151	$20,362

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/25/16
Class R6	20.37%	8.77%	8.23%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.81%
Russell Midcap® Value IndexFootnote Reference(b)	34.03%	9.93%	8.98%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 1,207,066,798
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 9,115,899
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,207,066,798
Number of Portfolio Holdings	71
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (net of waivers and reimbursements)	$9,115,899

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Health Care	18.0%
Utilities	13.0
Financials	12.9
Communication Services	12.5
Consumer Staples	12.3
Industrials	8.1
Energy	7.5
Materials	4.0
Information Technology	3.4
Real Estate	2.6
Consumer Discretionary	2.0
Repurchase Agreements	3.7
Other Investment Company	0.9
Net Other Assets (Liabilities)Footnote Reference^	(0.9)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
NiSource, Inc.	2.8
OGE Energy Corp.	2.4
Evergy, Inc.	2.4
Bio-Rad Laboratories, Inc., Class A	2.4
Kinder Morgan, Inc.	2.4
Liberty Broadband Corp., Class C	2.3
Sirius XM Holdings, Inc.	2.1
Corpay, Inc.	2.1
Williams Cos., Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on May 1, 2024:

  Transamerica Asset Management, Inc., the Fund's investment adviser, reduced its management fee schedule for the Fund;

  and the Annual Fund Operating Expenses of each class of the Fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137932
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Asset Income
Class Name		Class A
Trading Symbol		TASHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.98%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Index performance for all three asset classes of the fund posted strong positive absolute returns during the 12-month period ended October 31, 2024, with common equity fairing best. The S&P 500® Index returned over 38% driven by the technology sector. Within large cap U.S. equities, growth, represented by the Russell 1000® Growth Index returned over 43%, and fared better than value as the Russell 1000® Value Index rose over 30%. High yield corporate credit, represented by the Bloomberg U.S. Corporate High Yield Index returned over 16% but lagged the S&P 500® Index. Within high yield credit, long duration credit outperformed intermediate duration. In addition, lower quality credit outperformed during the period.

The fund underperformed the S&P 500® Index (“Index”), a fund benchmark, during the fiscal year ended October 31, 2024. The fund’s holdings within preferred equities and corporate credit generated a positive return while the more valued tilted common equity holdings lagged those of the Index. Allocations to both preferred equity and corporate credit detracted from performance relative to its all-equity benchmark.

Within equities, the financials and consumer discretionary sectors contributed most to relative performance. Within financials, an overweight allocation and security selection contributed most to performance. At the security level, Goldman Sachs Group, Inc. drove relative performance. In consumer discretionary, General Motors Co., a leading automobile manufacturer, contributed positively, driven by its strategic shift toward substantially higher shareholder returns, supported by strong performance in its North American operations. Conversely, the technology and industrials sectors detracted most from performance. Within technology, the underweights to large, top-performing benchmark stocks including NVIDIA Corp and Meta Platforms Inc. negatively impacted relative performance. Stock selection in industrials, particularly United Parcel Service, Inc., a delivery and logistic services provider, was a notable laggard as the company reported second quarter earnings which missed on key metrics such as operating margin, revenue, and earnings per share.

During the period, the fund reduced its corporate credit allocation in favor of common equity as the sub-adviser’s portfolio management team transitioned to more attractive absolute return investment opportunities within the space.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2014	$9,450	$10,000	$10,000
11/30/2014	$9,569	$10,269	$10,135
12/31/2014	$9,500	$10,243	$10,073
1/31/2015	$9,379	$9,936	$9,927
2/28/2015	$9,734	$10,507	$10,359
3/31/2015	$9,629	$10,340	$10,241
4/30/2015	$9,742	$10,440	$10,345
5/31/2015	$9,799	$10,574	$10,440
6/30/2015	$9,655	$10,369	$10,259
7/31/2015	$9,693	$10,586	$10,375
8/31/2015	$9,445	$9,948	$9,934
9/30/2015	$9,264	$9,702	$9,690
10/31/2015	$9,601	$10,520	$10,296
11/30/2015	$9,553	$10,551	$10,240
12/31/2015	$9,424	$10,385	$10,052
1/31/2016	$9,151	$9,869	$9,703
2/29/2016	$9,161	$9,856	$9,727
3/31/2016	$9,554	$10,525	$10,262
4/30/2016	$9,583	$10,566	$10,424
5/31/2016	$9,701	$10,755	$10,550
6/30/2016	$9,751	$10,783	$10,604
7/31/2016	$10,019	$11,181	$10,942
8/31/2016	$10,108	$11,196	$11,039
9/30/2016	$10,103	$11,199	$11,061
10/31/2016	$9,973	$10,994	$10,946
11/30/2016	$10,103	$11,401	$11,166
12/31/2016	$10,283	$11,627	$11,373
1/31/2017	$10,413	$11,847	$11,554
2/28/2017	$10,625	$12,318	$11,888
3/31/2017	$10,678	$12,332	$11,890
4/30/2017	$10,790	$12,459	$12,021
5/31/2017	$10,800	$12,634	$12,162
6/30/2017	$10,905	$12,713	$12,215
7/31/2017	$10,998	$12,974	$12,417
8/31/2017	$11,049	$13,014	$12,445
9/30/2017	$11,191	$13,283	$12,638
10/31/2017	$11,346	$13,593	$12,837
11/30/2017	$11,522	$14,009	$13,060
12/31/2017	$11,650	$14,165	$13,158
1/31/2018	$11,933	$14,976	$13,632
2/28/2018	$11,692	$14,424	$13,277
3/31/2018	$11,503	$14,058	$13,045
4/30/2018	$11,576	$14,112	$13,104
5/31/2018	$11,671	$14,451	$13,287
6/30/2018	$11,650	$14,540	$13,348
7/31/2018	$11,938	$15,081	$13,703
8/31/2018	$12,119	$15,573	$14,014
9/30/2018	$12,160	$15,662	$14,090
10/31/2018	$11,699	$14,591	$13,429
11/30/2018	$11,774	$14,888	$13,564
12/31/2018	$11,210	$13,544	$12,726
1/31/2019	$11,682	$14,629	$13,564
2/28/2019	$11,912	$15,099	$13,915
3/31/2019	$12,093	$15,393	$14,139
4/30/2019	$12,402	$16,016	$14,555
5/31/2019	$11,960	$14,998	$13,939
6/30/2019	$12,426	$16,055	$14,673
7/31/2019	$12,604	$16,286	$14,834
8/31/2019	$12,593	$16,028	$14,736
9/30/2019	$12,834	$16,328	$14,922
10/31/2019	$13,070	$16,681	$15,136
11/30/2019	$13,216	$17,287	$15,502
12/31/2019	$13,466	$17,809	$15,884
1/31/2020	$13,421	$17,802	$15,884
2/29/2020	$12,764	$16,336	$15,008
3/31/2020	$11,022	$14,319	$13,253
4/30/2020	$11,916	$16,154	$14,494
5/31/2020	$12,489	$16,923	$15,162
6/30/2020	$12,713	$17,260	$15,382
7/31/2020	$13,256	$18,233	$16,198
8/31/2020	$13,788	$19,544	$16,946
9/30/2020	$13,520	$18,801	$16,478
10/31/2020	$13,450	$18,301	$16,246
11/30/2020	$14,570	$20,305	$17,544
12/31/2020	$14,995	$21,085	$18,060
1/31/2021	$15,078	$20,872	$17,957
2/28/2021	$15,231	$21,448	$18,267
3/31/2021	$15,718	$22,387	$18,750
4/30/2021	$16,216	$23,582	$19,429
5/31/2021	$16,453	$23,747	$19,528
6/30/2021	$16,573	$24,301	$19,901
7/31/2021	$16,788	$24,878	$20,219
8/31/2021	$17,015	$25,635	$20,632
9/30/2021	$16,605	$24,443	$20,053
10/31/2021	$17,122	$26,155	$20,881
11/30/2021	$16,953	$25,974	$20,713
12/31/2021	$17,620	$27,138	$21,428
1/31/2022	$17,351	$25,734	$20,519
2/28/2022	$17,020	$24,963	$20,077
3/31/2022	$17,098	$25,890	$20,452
4/30/2022	$16,386	$23,632	$19,088
5/31/2022	$16,506	$23,676	$19,160
6/30/2022	$15,287	$21,721	$17,694
7/31/2022	$16,218	$23,724	$19,107
8/31/2022	$15,800	$22,757	$18,432
9/30/2022	$14,803	$20,661	$17,127
10/31/2022	$15,667	$22,334	$18,164
11/30/2022	$16,265	$23,582	$18,923
12/31/2022	$15,777	$22,223	$18,212
1/31/2023	$16,423	$23,619	$19,162
2/28/2023	$16,040	$23,043	$18,769
3/31/2023	$16,058	$23,889	$19,290
4/30/2023	$16,210	$24,262	$19,534
5/31/2023	$15,892	$24,367	$19,511
6/30/2023	$16,515	$25,977	$20,393
7/31/2023	$16,914	$26,812	$20,892
8/31/2023	$16,684	$26,385	$20,709
9/30/2023	$16,259	$25,127	$20,013
10/31/2023	$15,892	$24,599	$19,683
11/30/2023	$16,711	$26,845	$21,123
12/31/2023	$17,356	$28,065	$21,988
1/31/2024	$17,455	$28,536	$22,216
2/29/2024	$17,724	$30,060	$22,932
3/31/2024	$18,204	$31,027	$23,483
4/30/2024	$17,793	$29,760	$22,821
5/31/2024	$18,252	$31,236	$23,602
6/30/2024	$18,599	$32,356	$24,206
7/31/2024	$18,927	$32,750	$24,544
8/31/2024	$19,342	$33,545	$25,052
9/30/2024	$19,655	$34,261	$25,486
10/31/2024	$19,571	$33,950	$25,274

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	16.42%	7.19%	6.95%
Class A	23.14%	8.41%	7.55%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	28.41%	10.80%	9.72%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 710,214,532
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 3,853,907
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$710,214,532
Number of Portfolio Holdings	199
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,853,907

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	53.8%
Corporate Debt Securities	39.7
Preferred Stocks	5.2
Other Investment Company	4.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.4%
Microsoft Corp.	3.0
Apple, Inc.	2.9
Broadcom, Inc.	2.2
International Business Machines Corp.	2.1
Merck & Co., Inc.	1.8
Goldman Sachs Group, Inc.	1.8
AbbVie, Inc.	1.7
McDonald's Corp.	1.6
Meta Platforms, Inc., Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137933
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Asset Income
Class Name		Class C
Trading Symbol		TCSHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.70%

Expenses Paid, Amount		$ 189
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Index performance for all three asset classes of the fund posted strong positive absolute returns during the 12-month period ended October 31, 2024, with common equity fairing best. The S&P 500® Index returned over 38% driven by the technology sector. Within large cap U.S. equities, growth, represented by the Russell 1000® Growth Index returned over 43%, and fared better than value as the Russell 1000® Value Index rose over 30%. High yield corporate credit, represented by the Bloomberg U.S. Corporate High Yield Index returned over 16% but lagged the S&P 500® Index. Within high yield credit, long duration credit outperformed intermediate duration. In addition, lower quality credit outperformed during the period.

The fund underperformed the S&P 500® Index (“Index”), a fund benchmark, during the fiscal year ended October 31, 2024. The fund’s holdings within preferred equities and corporate credit generated a positive return while the more valued tilted common equity holdings lagged those of the Index. Allocations to both preferred equity and corporate credit detracted from performance relative to its all-equity benchmark.

Within equities, the financials and consumer discretionary sectors contributed most to relative performance. Within financials, an overweight allocation and security selection contributed most to performance. At the security level, Goldman Sachs Group, Inc. drove relative performance. In consumer discretionary, General Motors Co., a leading automobile manufacturer, contributed positively, driven by its strategic shift toward substantially higher shareholder returns, supported by strong performance in its North American operations. Conversely, the technology and industrials sectors detracted most from performance. Within technology, the underweights to large, top-performing benchmark stocks including NVIDIA Corp and Meta Platforms Inc. negatively impacted relative performance. Stock selection in industrials, particularly United Parcel Service, Inc., a delivery and logistic services provider, was a notable laggard as the company reported second quarter earnings which missed on key metrics such as operating margin, revenue, and earnings per share.

During the period, the fund reduced its corporate credit allocation in favor of common equity as the sub-adviser’s portfolio management team transitioned to more attractive absolute return investment opportunities within the space.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,117	$10,269	$10,135
12/31/2014	$10,035	$10,243	$10,073
1/31/2015	$9,906	$9,936	$9,927
2/28/2015	$10,272	$10,507	$10,359
3/31/2015	$10,162	$10,340	$10,241
4/30/2015	$10,272	$10,440	$10,345
5/31/2015	$10,332	$10,574	$10,440
6/30/2015	$10,162	$10,369	$10,259
7/31/2015	$10,192	$10,586	$10,375
8/31/2015	$9,931	$9,948	$9,934
9/30/2015	$9,733	$9,702	$9,690
10/31/2015	$10,078	$10,520	$10,296
11/30/2015	$10,027	$10,551	$10,240
12/31/2015	$9,878	$10,385	$10,052
1/31/2016	$9,591	$9,869	$9,703
2/29/2016	$9,591	$9,856	$9,727
3/31/2016	$10,007	$10,525	$10,262
4/30/2016	$10,028	$10,566	$10,424
5/31/2016	$10,152	$10,755	$10,550
6/30/2016	$10,185	$10,783	$10,604
7/31/2016	$10,465	$11,181	$10,942
8/31/2016	$10,558	$11,196	$11,039
9/30/2016	$10,543	$11,199	$11,061
10/31/2016	$10,397	$10,994	$10,946
11/30/2016	$10,533	$11,401	$11,166
12/31/2016	$10,702	$11,627	$11,373
1/31/2017	$10,839	$11,847	$11,554
2/28/2017	$11,049	$12,318	$11,888
3/31/2017	$11,094	$12,332	$11,890
4/30/2017	$11,211	$12,459	$12,021
5/31/2017	$11,200	$12,634	$12,162
6/30/2017	$11,308	$12,713	$12,215
7/31/2017	$11,405	$12,974	$12,417
8/31/2017	$11,437	$13,014	$12,445
9/30/2017	$11,595	$13,283	$12,638
10/31/2017	$11,746	$13,593	$12,837
11/30/2017	$11,907	$14,009	$13,060
12/31/2017	$12,040	$14,165	$13,158
1/31/2018	$12,322	$14,976	$13,632
2/28/2018	$12,072	$14,424	$13,277
3/31/2018	$11,863	$14,058	$13,045
4/30/2018	$11,939	$14,112	$13,104
5/31/2018	$12,027	$14,451	$13,287
6/30/2018	$12,004	$14,540	$13,348
7/31/2018	$12,290	$15,081	$13,703
8/31/2018	$12,455	$15,573	$14,014
9/30/2018	$12,496	$15,662	$14,090
10/31/2018	$12,009	$14,591	$13,429
11/30/2018	$12,087	$14,888	$13,564
12/31/2018	$11,508	$13,544	$12,726
1/31/2019	$11,971	$14,629	$13,564
2/28/2019	$12,208	$15,099	$13,915
3/31/2019	$12,384	$15,393	$14,139
4/30/2019	$12,690	$16,016	$14,555
5/31/2019	$12,236	$14,998	$13,939
6/30/2019	$12,703	$16,055	$14,673
7/31/2019	$12,875	$16,286	$14,834
8/31/2019	$12,863	$16,028	$14,736
9/30/2019	$13,100	$16,328	$14,922
10/31/2019	$13,330	$16,681	$15,136
11/30/2019	$13,468	$17,287	$15,502
12/31/2019	$13,724	$17,809	$15,884
1/31/2020	$13,655	$17,802	$15,884
2/29/2020	$12,983	$16,336	$15,008
3/31/2020	$11,202	$14,319	$13,253
4/30/2020	$12,102	$16,154	$14,494
5/31/2020	$12,675	$16,923	$15,162
6/30/2020	$12,893	$17,260	$15,382
7/31/2020	$13,447	$18,233	$16,198
8/31/2020	$13,966	$19,544	$16,946
9/30/2020	$13,702	$18,801	$16,478
10/31/2020	$13,619	$18,301	$16,246
11/30/2020	$14,746	$20,305	$17,544
12/31/2020	$15,151	$21,085	$18,060
1/31/2021	$15,235	$20,872	$17,957
2/28/2021	$15,390	$21,448	$18,267
3/31/2021	$15,856	$22,387	$18,750
4/30/2021	$16,361	$23,582	$19,429
5/31/2021	$16,589	$23,747	$19,528
6/30/2021	$16,692	$24,301	$19,901
7/31/2021	$16,909	$24,878	$20,219
8/31/2021	$17,115	$25,635	$20,632
9/30/2021	$16,706	$24,443	$20,053
10/31/2021	$17,203	$26,155	$20,881
11/30/2021	$17,034	$25,974	$20,713
12/31/2021	$17,688	$27,138	$21,428
1/31/2022	$17,416	$25,734	$20,519
2/28/2022	$17,057	$24,963	$20,077
3/31/2022	$17,131	$25,890	$20,452
4/30/2022	$16,404	$23,632	$19,088
5/31/2022	$16,528	$23,676	$19,160
6/30/2022	$15,292	$21,721	$17,694
7/31/2022	$16,219	$23,724	$19,107
8/31/2022	$15,776	$22,757	$18,432
9/30/2022	$14,780	$20,661	$17,127
10/31/2022	$15,637	$22,334	$18,164
11/30/2022	$16,227	$23,582	$18,923
12/31/2022	$15,718	$22,223	$18,212
1/31/2023	$16,367	$23,619	$19,162
2/28/2023	$15,962	$23,043	$18,769
3/31/2023	$15,984	$23,889	$19,290
4/30/2023	$16,113	$24,262	$19,534
5/31/2023	$15,798	$24,367	$19,511
6/30/2023	$16,398	$25,977	$20,393
7/31/2023	$16,784	$26,812	$20,892
8/31/2023	$16,558	$26,385	$20,709
9/30/2023	$16,125	$25,127	$20,013
10/31/2023	$15,738	$24,599	$19,683
11/30/2023	$16,542	$26,845	$21,123
12/31/2023	$17,172	$28,065	$21,988
1/31/2024	$17,261	$28,536	$22,216
2/29/2024	$17,518	$30,060	$22,932
3/31/2024	$17,983	$31,027	$23,483
4/30/2024	$17,566	$29,760	$22,821
5/31/2024	$18,010	$31,236	$23,602
6/30/2024	$18,343	$32,356	$24,206
7/31/2024	$18,656	$32,750	$24,544
8/31/2024	$19,055	$33,545	$25,052
9/30/2024	$19,340	$34,261	$25,486
10/31/2024	$19,258	$33,950	$25,274

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	21.37%	7.64%	6.77%
Class C	22.37%	7.64%	6.77%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	28.41%	10.80%	9.72%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 710,214,532
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 3,853,907
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$710,214,532
Number of Portfolio Holdings	199
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,853,907

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	53.8%
Corporate Debt Securities	39.7
Preferred Stocks	5.2
Other Investment Company	4.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.4%
Microsoft Corp.	3.0
Apple, Inc.	2.9
Broadcom, Inc.	2.2
International Business Machines Corp.	2.1
Merck & Co., Inc.	1.8
Goldman Sachs Group, Inc.	1.8
AbbVie, Inc.	1.7
McDonald's Corp.	1.6
Meta Platforms, Inc., Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137934
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Asset Income
Class Name		Class I
Trading Symbol		TSHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.72%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Index performance for all three asset classes of the fund posted strong positive absolute returns during the 12-month period ended October 31, 2024, with common equity fairing best. The S&P 500® Index returned over 38% driven by the technology sector. Within large cap U.S. equities, growth, represented by the Russell 1000® Growth Index returned over 43%, and fared better than value as the Russell 1000® Value Index rose over 30%. High yield corporate credit, represented by the Bloomberg U.S. Corporate High Yield Index returned over 16% but lagged the S&P 500® Index. Within high yield credit, long duration credit outperformed intermediate duration. In addition, lower quality credit outperformed during the period.

The fund underperformed the S&P 500® Index (“Index”), a fund benchmark, during the fiscal year ended October 31, 2024. The fund’s holdings within preferred equities and corporate credit generated a positive return while the more valued tilted common equity holdings lagged those of the Index. Allocations to both preferred equity and corporate credit detracted from performance relative to its all-equity benchmark.

Within equities, the financials and consumer discretionary sectors contributed most to relative performance. Within financials, an overweight allocation and security selection contributed most to performance. At the security level, Goldman Sachs Group, Inc. drove relative performance. In consumer discretionary, General Motors Co., a leading automobile manufacturer, contributed positively, driven by its strategic shift toward substantially higher shareholder returns, supported by strong performance in its North American operations. Conversely, the technology and industrials sectors detracted most from performance. Within technology, the underweights to large, top-performing benchmark stocks including NVIDIA Corp and Meta Platforms Inc. negatively impacted relative performance. Stock selection in industrials, particularly United Parcel Service, Inc., a delivery and logistic services provider, was a notable laggard as the company reported second quarter earnings which missed on key metrics such as operating margin, revenue, and earnings per share.

During the period, the fund reduced its corporate credit allocation in favor of common equity as the sub-adviser’s portfolio management team transitioned to more attractive absolute return investment opportunities within the space.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,116	$10,269	$10,135
12/31/2014	$10,051	$10,243	$10,073
1/31/2015	$9,922	$9,936	$9,927
2/28/2015	$10,298	$10,507	$10,359
3/31/2015	$10,192	$10,340	$10,241
4/30/2015	$10,312	$10,440	$10,345
5/31/2015	$10,382	$10,574	$10,440
6/30/2015	$10,226	$10,369	$10,259
7/31/2015	$10,267	$10,586	$10,375
8/31/2015	$10,004	$9,948	$9,934
9/30/2015	$9,809	$9,702	$9,690
10/31/2015	$10,177	$10,520	$10,296
11/30/2015	$10,125	$10,551	$10,240
12/31/2015	$9,984	$10,385	$10,052
1/31/2016	$9,705	$9,869	$9,703
2/29/2016	$9,716	$9,856	$9,727
3/31/2016	$10,139	$10,525	$10,262
4/30/2016	$10,170	$10,566	$10,424
5/31/2016	$10,306	$10,755	$10,550
6/30/2016	$10,344	$10,783	$10,604
7/31/2016	$10,639	$11,181	$10,942
8/31/2016	$10,744	$11,196	$11,039
9/30/2016	$10,735	$11,199	$11,061
10/31/2016	$10,597	$10,994	$10,946
11/30/2016	$10,745	$11,401	$11,166
12/31/2016	$10,925	$11,627	$11,373
1/31/2017	$11,075	$11,847	$11,554
2/28/2017	$11,288	$12,318	$11,888
3/31/2017	$11,349	$12,332	$11,890
4/30/2017	$11,479	$12,459	$12,021
5/31/2017	$11,490	$12,634	$12,162
6/30/2017	$11,602	$12,713	$12,215
7/31/2017	$11,711	$12,974	$12,417
8/31/2017	$11,754	$13,014	$12,445
9/30/2017	$11,926	$13,283	$12,638
10/31/2017	$12,091	$13,593	$12,837
11/30/2017	$12,278	$14,009	$13,060
12/31/2017	$12,422	$14,165	$13,158
1/31/2018	$12,712	$14,976	$13,632
2/28/2018	$12,467	$14,424	$13,277
3/31/2018	$12,261	$14,058	$13,045
4/30/2018	$12,351	$14,112	$13,104
5/31/2018	$12,452	$14,451	$13,287
6/30/2018	$12,438	$14,540	$13,348
7/31/2018	$12,744	$15,081	$13,703
8/31/2018	$12,937	$15,573	$14,014
9/30/2018	$12,978	$15,662	$14,090
10/31/2018	$12,486	$14,591	$13,429
11/30/2018	$12,577	$14,888	$13,564
12/31/2018	$11,984	$13,544	$12,726
1/31/2019	$12,475	$14,629	$13,564
2/28/2019	$12,721	$15,099	$13,915
3/31/2019	$12,934	$15,393	$14,139
4/30/2019	$13,265	$16,016	$14,555
5/31/2019	$12,792	$14,998	$13,939
6/30/2019	$13,290	$16,055	$14,673
7/31/2019	$13,481	$16,286	$14,834
8/31/2019	$13,481	$16,028	$14,736
9/30/2019	$13,750	$16,328	$14,922
10/31/2019	$14,002	$16,681	$15,136
11/30/2019	$14,158	$17,287	$15,502
12/31/2019	$14,435	$17,809	$15,884
1/31/2020	$14,374	$17,802	$15,884
2/29/2020	$13,682	$16,336	$15,008
3/31/2020	$11,817	$14,319	$13,253
4/30/2020	$12,775	$16,154	$14,494
5/31/2020	$13,390	$16,923	$15,162
6/30/2020	$13,643	$17,260	$15,382
7/31/2020	$14,239	$18,233	$16,198
8/31/2020	$14,797	$19,544	$16,946
9/30/2020	$14,521	$18,801	$16,478
10/31/2020	$14,446	$18,301	$16,246
11/30/2020	$15,662	$20,305	$17,544
12/31/2020	$16,116	$21,085	$18,060
1/31/2021	$16,204	$20,872	$17,957
2/28/2021	$16,382	$21,448	$18,267
3/31/2021	$16,903	$22,387	$18,750
4/30/2021	$17,451	$23,582	$19,429
5/31/2021	$17,707	$23,747	$19,528
6/30/2021	$17,828	$24,301	$19,901
7/31/2021	$18,072	$24,878	$20,219
8/31/2021	$18,316	$25,635	$20,632
9/30/2021	$17,886	$24,443	$20,053
10/31/2021	$18,442	$26,155	$20,881
11/30/2021	$18,261	$25,974	$20,713
12/31/2021	$18,992	$27,138	$21,428
1/31/2022	$18,702	$25,734	$20,519
2/28/2022	$18,345	$24,963	$20,077
3/31/2022	$18,441	$25,890	$20,452
4/30/2022	$17,678	$23,632	$19,088
5/31/2022	$17,811	$23,676	$19,160
6/30/2022	$16,500	$21,721	$17,694
7/31/2022	$17,509	$23,724	$19,107
8/31/2022	$17,061	$22,757	$18,432
9/30/2022	$15,990	$20,661	$17,127
10/31/2022	$16,929	$22,334	$18,164
11/30/2022	$17,579	$23,582	$18,923
12/31/2022	$17,045	$22,223	$18,212
1/31/2023	$17,761	$23,619	$19,162
2/28/2023	$17,337	$23,043	$18,769
3/31/2023	$17,375	$23,889	$19,290
4/30/2023	$17,529	$24,262	$19,534
5/31/2023	$17,203	$24,367	$19,511
6/30/2023	$17,881	$25,977	$20,393
7/31/2023	$18,316	$26,812	$20,892
8/31/2023	$18,072	$26,385	$20,709
9/30/2023	$17,616	$25,127	$20,013
10/31/2023	$17,209	$24,599	$19,683
11/30/2023	$18,099	$26,845	$21,123
12/31/2023	$18,801	$28,065	$21,988
1/31/2024	$18,928	$28,536	$22,216
2/29/2024	$19,224	$30,060	$22,932
3/31/2024	$19,733	$31,027	$23,483
4/30/2024	$19,307	$29,760	$22,821
5/31/2024	$19,810	$31,236	$23,602
6/30/2024	$20,190	$32,356	$24,206
7/31/2024	$20,550	$32,750	$24,544
8/31/2024	$21,005	$33,545	$25,052
9/30/2024	$21,334	$34,261	$25,486
10/31/2024	$21,262	$33,950	$25,274

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	23.55%	8.71%	7.83%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	28.41%	10.80%	9.72%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 710,214,532
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 3,853,907
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$710,214,532
Number of Portfolio Holdings	199
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,853,907

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	53.8%
Corporate Debt Securities	39.7
Preferred Stocks	5.2
Other Investment Company	4.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.4%
Microsoft Corp.	3.0
Apple, Inc.	2.9
Broadcom, Inc.	2.2
International Business Machines Corp.	2.1
Merck & Co., Inc.	1.8
Goldman Sachs Group, Inc.	1.8
AbbVie, Inc.	1.7
McDonald's Corp.	1.6
Meta Platforms, Inc., Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000137935
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Asset Income
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$70	0.63%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Index performance for all three asset classes of the fund posted strong positive absolute returns during the 12-month period ended October 31, 2024, with common equity fairing best. The S&P 500® Index returned over 38% driven by the technology sector. Within large cap U.S. equities, growth, represented by the Russell 1000® Growth Index returned over 43%, and fared better than value as the Russell 1000® Value Index rose over 30%. High yield corporate credit, represented by the Bloomberg U.S. Corporate High Yield Index returned over 16% but lagged the S&P 500® Index. Within high yield credit, long duration credit outperformed intermediate duration. In addition, lower quality credit outperformed during the period.

The fund underperformed the S&P 500® Index (“Index”), a fund benchmark, during the fiscal year ended October 31, 2024. The fund’s holdings within preferred equities and corporate credit generated a positive return while the more valued tilted common equity holdings lagged those of the Index. Allocations to both preferred equity and corporate credit detracted from performance relative to its all-equity benchmark.

Within equities, the financials and consumer discretionary sectors contributed most to relative performance. Within financials, an overweight allocation and security selection contributed most to performance. At the security level, Goldman Sachs Group, Inc. drove relative performance. In consumer discretionary, General Motors Co., a leading automobile manufacturer, contributed positively, driven by its strategic shift toward substantially higher shareholder returns, supported by strong performance in its North American operations. Conversely, the technology and industrials sectors detracted most from performance. Within technology, the underweights to large, top-performing benchmark stocks including NVIDIA Corp and Meta Platforms Inc. negatively impacted relative performance. Stock selection in industrials, particularly United Parcel Service, Inc., a delivery and logistic services provider, was a notable laggard as the company reported second quarter earnings which missed on key metrics such as operating margin, revenue, and earnings per share.

During the period, the fund reduced its corporate credit allocation in favor of common equity as the sub-adviser’s portfolio management team transitioned to more attractive absolute return investment opportunities within the space.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	S&P 500® Index	Transamerica Multi-Asset Income Blended Benchmark
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,117	$10,269	$10,135
12/31/2014	$10,050	$10,243	$10,073
1/31/2015	$9,921	$9,936	$9,927
2/28/2015	$10,298	$10,507	$10,359
3/31/2015	$10,149	$10,340	$10,241
4/30/2015	$10,238	$10,440	$10,345
5/31/2015	$10,298	$10,574	$10,440
6/30/2015	$10,124	$10,369	$10,259
7/31/2015	$10,144	$10,586	$10,375
8/31/2015	$9,855	$9,948	$9,934
9/30/2015	$9,650	$9,702	$9,690
10/31/2015	$9,972	$10,520	$10,296
11/30/2015	$9,892	$10,551	$10,240
12/31/2015	$9,742	$10,385	$10,052
1/31/2016	$9,466	$9,869	$9,703
2/29/2016	$9,445	$9,856	$9,727
3/31/2016	$9,816	$10,525	$10,262
4/30/2016	$9,836	$10,566	$10,424
5/31/2016	$9,909	$10,755	$10,550
6/30/2016	$9,976	$10,783	$10,604
7/31/2016	$10,236	$11,181	$10,942
8/31/2016	$10,298	$11,196	$11,039
9/30/2016	$10,268	$11,199	$11,061
10/31/2016	$10,110	$10,994	$10,946
11/30/2016	$10,215	$11,401	$11,166
12/31/2016	$10,386	$11,627	$11,373
1/31/2017	$10,534	$11,847	$11,554
2/28/2017	$10,746	$12,318	$11,888
3/31/2017	$10,800	$12,332	$11,890
4/30/2017	$10,917	$12,459	$12,021
5/31/2017	$10,928	$12,634	$12,162
6/30/2017	$11,039	$12,713	$12,215
7/31/2017	$11,136	$12,974	$12,417
8/31/2017	$11,190	$13,014	$12,445
9/30/2017	$11,342	$13,283	$12,638
10/31/2017	$11,495	$13,593	$12,837
11/30/2017	$11,670	$14,009	$13,060
12/31/2017	$11,804	$14,165	$13,158
1/31/2018	$12,092	$14,976	$13,632
2/28/2018	$11,848	$14,424	$13,277
3/31/2018	$11,655	$14,058	$13,045
4/30/2018	$11,744	$14,112	$13,104
5/31/2018	$11,834	$14,451	$13,287
6/30/2018	$11,820	$14,540	$13,348
7/31/2018	$12,112	$15,081	$13,703
8/31/2018	$12,293	$15,573	$14,014
9/30/2018	$12,335	$15,662	$14,090
10/31/2018	$11,892	$14,591	$13,429
11/30/2018	$11,972	$14,888	$13,564
12/31/2018	$11,400	$13,544	$12,726
1/31/2019	$11,876	$14,629	$13,564
2/28/2019	$12,109	$15,099	$13,915
3/31/2019	$12,309	$15,393	$14,139
4/30/2019	$12,626	$16,016	$14,555
5/31/2019	$12,168	$14,998	$13,939
6/30/2019	$12,649	$16,055	$14,673
7/31/2019	$12,827	$16,286	$14,834
8/31/2019	$12,827	$16,028	$14,736
9/30/2019	$13,084	$16,328	$14,922
10/31/2019	$13,323	$16,681	$15,136
11/30/2019	$13,479	$17,287	$15,502
12/31/2019	$13,745	$17,809	$15,884
1/31/2020	$13,696	$17,802	$15,884
2/29/2020	$13,031	$16,336	$15,008
3/31/2020	$11,249	$14,319	$13,253
4/30/2020	$12,167	$16,154	$14,494
5/31/2020	$12,755	$16,923	$15,162
6/30/2020	$12,995	$17,260	$15,382
7/31/2020	$13,552	$18,233	$16,198
8/31/2020	$14,097	$19,544	$16,946
9/30/2020	$13,835	$18,801	$16,478
10/31/2020	$13,760	$18,301	$16,246
11/30/2020	$14,922	$20,305	$17,544
12/31/2020	$15,340	$21,085	$18,060
1/31/2021	$15,441	$20,872	$17,957
2/28/2021	$15,605	$21,448	$18,267
3/31/2021	$16,103	$22,387	$18,750
4/30/2021	$16,625	$23,582	$19,429
5/31/2021	$16,867	$23,747	$19,528
6/30/2021	$16,991	$24,301	$19,901
7/31/2021	$17,222	$24,878	$20,219
8/31/2021	$17,453	$25,635	$20,632
9/30/2021	$17,040	$24,443	$20,053
10/31/2021	$17,584	$26,155	$20,881
11/30/2021	$17,415	$25,974	$20,713
12/31/2021	$18,099	$27,138	$21,428
1/31/2022	$17,835	$25,734	$20,519
2/28/2022	$17,491	$24,963	$20,077
3/31/2022	$17,578	$25,890	$20,452
4/30/2022	$16,855	$23,632	$19,088
5/31/2022	$16,990	$23,676	$19,160
6/30/2022	$15,731	$21,721	$17,694
7/31/2022	$16,690	$23,724	$19,107
8/31/2022	$16,269	$22,757	$18,432
9/30/2022	$15,251	$20,661	$17,127
10/31/2022	$16,150	$22,334	$18,164
11/30/2022	$16,762	$23,582	$18,923
12/31/2022	$16,257	$22,223	$18,212
1/31/2023	$16,935	$23,619	$19,162
2/28/2023	$16,538	$23,043	$18,769
3/31/2023	$16,578	$23,889	$19,290
4/30/2023	$16,720	$24,262	$19,534
5/31/2023	$16,408	$24,367	$19,511
6/30/2023	$17,063	$25,977	$20,393
7/31/2023	$17,474	$26,812	$20,892
8/31/2023	$17,244	$26,385	$20,709
9/30/2023	$16,815	$25,127	$20,013
10/31/2023	$16,435	$24,599	$19,683
11/30/2023	$17,290	$26,845	$21,123
12/31/2023	$17,956	$28,065	$21,988
1/31/2024	$18,070	$28,536	$22,216
2/29/2024	$18,355	$30,060	$22,932
3/31/2024	$18,841	$31,027	$23,483
4/30/2024	$18,442	$29,760	$22,821
5/31/2024	$18,921	$31,236	$23,602
6/30/2024	$19,277	$32,356	$24,206
7/31/2024	$19,627	$32,750	$24,544
8/31/2024	$20,058	$33,545	$25,052
9/30/2024	$20,378	$34,261	$25,486
10/31/2024	$20,306	$33,950	$25,274

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	23.55%	8.79%	7.34%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Transamerica Multi-Asset Income Blended BenchmarkFootnote Reference(b)	28.41%	10.80%	9.72%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 710,214,532
Holdings Count | Holding		199
Advisory Fees Paid, Amount		$ 3,853,907
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$710,214,532
Number of Portfolio Holdings	199
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (net of waivers and reimbursements)	$3,853,907

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks	53.8%
Corporate Debt Securities	39.7
Preferred Stocks	5.2
Other Investment Company	4.7
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Alphabet, Inc., Class C	3.4%
Microsoft Corp.	3.0
Apple, Inc.	2.9
Broadcom, Inc.	2.2
International Business Machines Corp.	2.1
Merck & Co., Inc.	1.8
Goldman Sachs Group, Inc.	1.8
AbbVie, Inc.	1.7
McDonald's Corp.	1.6
Meta Platforms, Inc., Class A	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021228
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Managed Balanced
Class Name		Class A
Trading Symbol		IBALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.96%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in the hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp., Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart, Inc, Oracle Corp., and Broadcom, Inc. Oracle Corp. provides enterprise software solutions and cloud services. Our underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by the fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, energy, and technology companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2014	$9,450	$10,000	$10,000
11/30/2014	$9,601	$10,269	$10,071
12/31/2014	$9,610	$10,243	$10,080
1/31/2015	$9,509	$9,936	$10,292
2/28/2015	$9,800	$10,507	$10,195
3/31/2015	$9,713	$10,340	$10,242
4/30/2015	$9,717	$10,440	$10,206
5/31/2015	$9,810	$10,574	$10,181
6/30/2015	$9,644	$10,369	$10,070
7/31/2015	$9,756	$10,586	$10,140
8/31/2015	$9,383	$9,948	$10,125
9/30/2015	$9,241	$9,702	$10,194
10/31/2015	$9,694	$10,520	$10,196
11/30/2015	$9,698	$10,551	$10,169
12/31/2015	$9,591	$10,385	$10,136
1/31/2016	$9,315	$9,869	$10,275
2/29/2016	$9,287	$9,856	$10,348
3/31/2016	$9,702	$10,525	$10,443
4/30/2016	$9,750	$10,566	$10,483
5/31/2016	$9,870	$10,755	$10,486
6/30/2016	$9,896	$10,783	$10,674
7/31/2016	$10,173	$11,181	$10,742
8/31/2016	$10,177	$11,196	$10,730
9/30/2016	$10,160	$11,199	$10,723
10/31/2016	$10,039	$10,994	$10,641
11/30/2016	$10,205	$11,401	$10,390
12/31/2016	$10,310	$11,627	$10,404
1/31/2017	$10,461	$11,847	$10,425
2/28/2017	$10,729	$12,318	$10,495
3/31/2017	$10,749	$12,332	$10,489
4/30/2017	$10,851	$12,459	$10,570
5/31/2017	$10,949	$12,634	$10,651
6/30/2017	$10,962	$12,713	$10,641
7/31/2017	$11,117	$12,974	$10,687
8/31/2017	$11,183	$13,014	$10,782
9/30/2017	$11,286	$13,283	$10,731
10/31/2017	$11,434	$13,593	$10,737
11/30/2017	$11,634	$14,009	$10,723
12/31/2017	$11,737	$14,165	$10,773
1/31/2018	$12,065	$14,976	$10,649
2/28/2018	$11,712	$14,424	$10,548
3/31/2018	$11,546	$14,058	$10,615
4/30/2018	$11,512	$14,112	$10,536
5/31/2018	$11,684	$14,451	$10,611
6/30/2018	$11,737	$14,540	$10,598
7/31/2018	$12,020	$15,081	$10,601
8/31/2018	$12,261	$15,573	$10,669
9/30/2018	$12,283	$15,662	$10,600
10/31/2018	$11,668	$14,591	$10,517
11/30/2018	$11,855	$14,888	$10,579
12/31/2018	$11,274	$13,544	$10,774
1/31/2019	$11,864	$14,629	$10,888
2/28/2019	$12,073	$15,099	$10,882
3/31/2019	$12,295	$15,393	$11,091
4/30/2019	$12,609	$16,016	$11,094
5/31/2019	$12,172	$14,998	$11,291
6/30/2019	$12,738	$16,055	$11,432
7/31/2019	$12,848	$16,286	$11,458
8/31/2019	$12,816	$16,028	$11,755
9/30/2019	$12,929	$16,328	$11,692
10/31/2019	$13,131	$16,681	$11,727
11/30/2019	$13,424	$17,287	$11,721
12/31/2019	$13,678	$17,809	$11,713
1/31/2020	$13,796	$17,802	$11,938
2/29/2020	$13,243	$16,336	$12,153
3/31/2020	$12,095	$14,319	$12,082
4/30/2020	$13,172	$16,154	$12,297
5/31/2020	$13,608	$16,923	$12,354
6/30/2020	$13,872	$17,260	$12,432
7/31/2020	$14,452	$18,233	$12,617
8/31/2020	$15,085	$19,544	$12,515
9/30/2020	$14,684	$18,801	$12,509
10/31/2020	$14,412	$18,301	$12,453
11/30/2020	$15,423	$20,305	$12,575
12/31/2020	$15,806	$21,085	$12,592
1/31/2021	$15,692	$20,872	$12,502
2/28/2021	$15,831	$21,448	$12,321
3/31/2021	$16,223	$22,387	$12,168
4/30/2021	$16,840	$23,582	$12,264
5/31/2021	$16,930	$23,747	$12,304
6/30/2021	$17,219	$24,301	$12,390
7/31/2021	$17,537	$24,878	$12,529
8/31/2021	$17,807	$25,635	$12,505
9/30/2021	$17,208	$24,443	$12,397
10/31/2021	$17,986	$26,155	$12,393
11/30/2021	$17,951	$25,974	$12,430
12/31/2021	$18,425	$27,138	$12,398
1/31/2022	$17,729	$25,734	$12,131
2/28/2022	$17,336	$24,963	$11,996
3/31/2022	$17,507	$25,890	$11,662
4/30/2022	$16,320	$23,632	$11,220
5/31/2022	$16,352	$23,676	$11,292
6/30/2022	$15,421	$21,721	$11,115
7/31/2022	$16,430	$23,724	$11,387
8/31/2022	$15,843	$22,757	$11,065
9/30/2022	$14,688	$20,661	$10,587
10/31/2022	$15,250	$22,334	$10,450
11/30/2022	$16,005	$23,582	$10,834
12/31/2022	$15,385	$22,223	$10,785
1/31/2023	$16,173	$23,619	$11,117
2/28/2023	$15,801	$23,043	$10,829
3/31/2023	$16,295	$23,889	$11,104
4/30/2023	$16,499	$24,262	$11,172
5/31/2023	$16,488	$24,367	$11,050
6/30/2023	$17,137	$25,977	$11,011
7/31/2023	$17,479	$26,812	$11,003
8/31/2023	$17,291	$26,385	$10,933
9/30/2023	$16,630	$25,127	$10,655
10/31/2023	$16,320	$24,599	$10,487
11/30/2023	$17,489	$26,845	$10,962
12/31/2023	$18,220	$28,065	$11,381
1/31/2024	$18,408	$28,536	$11,350
2/29/2024	$18,916	$30,060	$11,190
3/31/2024	$19,352	$31,027	$11,293
4/30/2024	$18,711	$29,760	$11,008
5/31/2024	$19,393	$31,236	$11,194
6/30/2024	$19,914	$32,356	$11,300
7/31/2024	$20,161	$32,750	$11,564
8/31/2024	$20,593	$33,545	$11,731
9/30/2024	$20,933	$34,261	$11,888
10/31/2024	$20,638	$33,950	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	19.52%	8.23%	7.51%
Class A	26.46%	9.47%	8.12%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,333,013,466
Holdings Count | Holding		635
Advisory Fees Paid, Amount		$ 7,332,588
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,333,013,466
Number of Portfolio Holdings	635
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,332,588
Average MaturityFootnote Reference§	8.40 years
DurationFootnote Reference†	5.91 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	23.1%
AAA	3.9
AA	0.3
A	4.0
BBB	8.6
BB	0.6
Not Rated	6.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.7%
Corporate Debt Securities	12.8
U.S. Government Obligations	10.6
U.S. Government Agency Obligations	10.3
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	1.9
Repurchase Agreement	1.3
Foreign Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(8.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021230
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Managed Balanced
Class Name		Class C
Trading Symbol		IBLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.71%

Expenses Paid, Amount		$ 193
Expense Ratio, Percent		1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in the hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp., Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart, Inc, Oracle Corp., and Broadcom, Inc. Oracle Corp. provides enterprise software solutions and cloud services. Our underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by the fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, energy, and technology companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,155	$10,269	$10,071
12/31/2014	$10,160	$10,243	$10,080
1/31/2015	$10,048	$9,936	$10,292
2/28/2015	$10,347	$10,507	$10,195
3/31/2015	$10,252	$10,340	$10,242
4/30/2015	$10,248	$10,440	$10,206
5/31/2015	$10,343	$10,574	$10,181
6/30/2015	$10,160	$10,369	$10,070
7/31/2015	$10,272	$10,586	$10,140
8/31/2015	$9,873	$9,948	$10,125
9/30/2015	$9,720	$9,702	$10,194
10/31/2015	$10,187	$10,520	$10,196
11/30/2015	$10,187	$10,551	$10,169
12/31/2015	$10,068	$10,385	$10,136
1/31/2016	$9,774	$9,869	$10,275
2/29/2016	$9,739	$9,856	$10,348
3/31/2016	$10,165	$10,525	$10,443
4/30/2016	$10,212	$10,566	$10,483
5/31/2016	$10,332	$10,755	$10,486
6/30/2016	$10,352	$10,783	$10,674
7/31/2016	$10,634	$11,181	$10,742
8/31/2016	$10,630	$11,196	$10,730
9/30/2016	$10,609	$11,199	$10,723
10/31/2016	$10,476	$10,994	$10,641
11/30/2016	$10,639	$11,401	$10,390
12/31/2016	$10,747	$11,627	$10,404
1/31/2017	$10,894	$11,847	$10,425
2/28/2017	$11,169	$12,318	$10,495
3/31/2017	$11,179	$12,332	$10,489
4/30/2017	$11,278	$12,459	$10,570
5/31/2017	$11,373	$12,634	$10,651
6/30/2017	$11,382	$12,713	$10,641
7/31/2017	$11,533	$12,974	$10,687
8/31/2017	$11,594	$13,014	$10,782
9/30/2017	$11,693	$13,283	$10,731
10/31/2017	$11,840	$13,593	$10,737
11/30/2017	$12,043	$14,009	$10,723
12/31/2017	$12,138	$14,165	$10,773
1/31/2018	$12,469	$14,976	$10,649
2/28/2018	$12,098	$14,424	$10,548
3/31/2018	$11,917	$14,058	$10,615
4/30/2018	$11,878	$14,112	$10,536
5/31/2018	$12,046	$14,451	$10,611
6/30/2018	$12,091	$14,540	$10,598
7/31/2018	$12,374	$15,081	$10,601
8/31/2018	$12,614	$15,573	$10,669
9/30/2018	$12,630	$15,662	$10,600
10/31/2018	$11,988	$14,591	$10,517
11/30/2018	$12,174	$14,888	$10,579
12/31/2018	$11,570	$13,544	$10,774
1/31/2019	$12,168	$14,629	$10,888
2/28/2019	$12,377	$15,099	$10,882
3/31/2019	$12,590	$15,393	$11,091
4/30/2019	$12,909	$16,016	$11,094
5/31/2019	$12,453	$14,998	$11,291
6/30/2019	$13,023	$16,055	$11,432
7/31/2019	$13,128	$16,286	$11,458
8/31/2019	$13,085	$16,028	$11,755
9/30/2019	$13,193	$16,328	$11,692
10/31/2019	$13,393	$16,681	$11,727
11/30/2019	$13,679	$17,287	$11,721
12/31/2019	$13,933	$17,809	$11,713
1/31/2020	$14,041	$17,802	$11,938
2/29/2020	$13,476	$16,336	$12,153
3/31/2020	$12,296	$14,319	$12,082
4/30/2020	$13,382	$16,154	$12,297
5/31/2020	$13,820	$16,923	$12,354
6/30/2020	$14,073	$17,260	$12,432
7/31/2020	$14,653	$18,233	$12,617
8/31/2020	$15,283	$19,544	$12,515
9/30/2020	$14,870	$18,801	$12,509
10/31/2020	$14,585	$18,301	$12,453
11/30/2020	$15,599	$20,305	$12,575
12/31/2020	$15,976	$21,085	$12,592
1/31/2021	$15,853	$20,872	$12,502
2/28/2021	$15,981	$21,448	$12,321
3/31/2021	$16,371	$22,387	$12,168
4/30/2021	$16,981	$23,582	$12,264
5/31/2021	$17,058	$23,747	$12,304
6/30/2021	$17,340	$24,301	$12,390
7/31/2021	$17,647	$24,878	$12,529
8/31/2021	$17,908	$25,635	$12,505
9/30/2021	$17,293	$24,443	$12,397
10/31/2021	$18,067	$26,155	$12,393
11/30/2021	$18,021	$25,974	$12,430
12/31/2021	$18,482	$27,138	$12,398
1/31/2022	$17,778	$25,734	$12,131
2/28/2022	$17,369	$24,963	$11,996
3/31/2022	$17,533	$25,890	$11,662
4/30/2022	$16,333	$23,632	$11,220
5/31/2022	$16,355	$23,676	$11,292
6/30/2022	$15,413	$21,721	$11,115
7/31/2022	$16,412	$23,724	$11,387
8/31/2022	$15,817	$22,757	$11,065
9/30/2022	$14,653	$20,661	$10,587
10/31/2022	$15,205	$22,334	$10,450
11/30/2022	$15,943	$23,582	$10,834
12/31/2022	$15,319	$22,223	$10,785
1/31/2023	$16,095	$23,619	$11,117
2/28/2023	$15,716	$23,043	$10,829
3/31/2023	$16,193	$23,889	$11,104
4/30/2023	$16,389	$24,262	$11,172
5/31/2023	$16,366	$24,367	$11,050
6/30/2023	$17,000	$25,977	$11,011
7/31/2023	$17,331	$26,812	$11,003
8/31/2023	$17,129	$26,385	$10,933
9/30/2023	$16,470	$25,127	$10,655
10/31/2023	$16,149	$24,599	$10,487
11/30/2023	$17,296	$26,845	$10,962
12/31/2023	$18,009	$28,065	$11,381
1/31/2024	$18,183	$28,536	$11,350
2/29/2024	$18,668	$30,060	$11,190
3/31/2024	$19,087	$31,027	$11,293
4/30/2024	$18,444	$29,760	$11,008
5/31/2024	$19,104	$31,236	$11,194
6/30/2024	$19,607	$32,356	$11,300
7/31/2024	$19,839	$32,750	$11,564
8/31/2024	$20,251	$33,545	$11,731
9/30/2024	$20,568	$34,261	$11,888
10/31/2024	$20,265	$33,950	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	24.49%	8.64%	7.32%
Class C	25.49%	8.64%	7.32%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,333,013,466
Holdings Count | Holding		635
Advisory Fees Paid, Amount		$ 7,332,588
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,333,013,466
Number of Portfolio Holdings	635
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,332,588
Average MaturityFootnote Reference§	8.40 years
DurationFootnote Reference†	5.91 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	23.1%
AAA	3.9
AA	0.3
A	4.0
BBB	8.6
BB	0.6
Not Rated	6.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.7%
Corporate Debt Securities	12.8
U.S. Government Obligations	10.6
U.S. Government Agency Obligations	10.3
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	1.9
Repurchase Agreement	1.3
Foreign Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(8.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081953
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Managed Balanced
Class Name		Class I
Trading Symbol		TBLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.74%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in the hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp., Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart, Inc, Oracle Corp., and Broadcom, Inc. Oracle Corp. provides enterprise software solutions and cloud services. Our underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by the fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, energy, and technology companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,163	$10,269	$10,071
12/31/2014	$10,176	$10,243	$10,080
1/31/2015	$10,074	$9,936	$10,292
2/28/2015	$10,380	$10,507	$10,195
3/31/2015	$10,296	$10,340	$10,242
4/30/2015	$10,296	$10,440	$10,206
5/31/2015	$10,402	$10,574	$10,181
6/30/2015	$10,225	$10,369	$10,070
7/31/2015	$10,348	$10,586	$10,140
8/31/2015	$9,954	$9,948	$10,125
9/30/2015	$9,807	$9,702	$10,194
10/31/2015	$10,290	$10,520	$10,196
11/30/2015	$10,298	$10,551	$10,169
12/31/2015	$10,183	$10,385	$10,136
1/31/2016	$9,891	$9,869	$10,275
2/29/2016	$9,866	$9,856	$10,348
3/31/2016	$10,307	$10,525	$10,443
4/30/2016	$10,366	$10,566	$10,483
5/31/2016	$10,494	$10,755	$10,486
6/30/2016	$10,522	$10,783	$10,674
7/31/2016	$10,816	$11,181	$10,742
8/31/2016	$10,824	$11,196	$10,730
9/30/2016	$10,808	$11,199	$10,723
10/31/2016	$10,684	$10,994	$10,641
11/30/2016	$10,859	$11,401	$10,390
12/31/2016	$10,976	$11,627	$10,404
1/31/2017	$11,135	$11,847	$10,425
2/28/2017	$11,428	$12,318	$10,495
3/31/2017	$11,446	$12,332	$10,489
4/30/2017	$11,558	$12,459	$10,570
5/31/2017	$11,662	$12,634	$10,651
6/30/2017	$11,682	$12,713	$10,641
7/31/2017	$11,846	$12,974	$10,687
8/31/2017	$11,920	$13,014	$10,782
9/30/2017	$12,032	$13,283	$10,731
10/31/2017	$12,193	$13,593	$10,737
11/30/2017	$12,411	$14,009	$10,723
12/31/2017	$12,522	$14,165	$10,773
1/31/2018	$12,870	$14,976	$10,649
2/28/2018	$12,500	$14,424	$10,548
3/31/2018	$12,321	$14,058	$10,615
4/30/2018	$12,290	$14,112	$10,536
5/31/2018	$12,477	$14,451	$10,611
6/30/2018	$12,535	$14,540	$10,598
7/31/2018	$12,836	$15,081	$10,601
8/31/2018	$13,096	$15,573	$10,669
9/30/2018	$13,126	$15,662	$10,600
10/31/2018	$12,468	$14,591	$10,517
11/30/2018	$12,671	$14,888	$10,579
12/31/2018	$12,052	$13,544	$10,774
1/31/2019	$12,684	$14,629	$10,888
2/28/2019	$12,911	$15,099	$10,882
3/31/2019	$13,149	$15,393	$11,091
4/30/2019	$13,488	$16,016	$11,094
5/31/2019	$13,023	$14,998	$11,291
6/30/2019	$13,633	$16,055	$11,432
7/31/2019	$13,755	$16,286	$11,458
8/31/2019	$13,721	$16,028	$11,755
9/30/2019	$13,844	$16,328	$11,692
10/31/2019	$14,064	$16,681	$11,727
11/30/2019	$14,381	$17,287	$11,721
12/31/2019	$14,654	$17,809	$11,713
1/31/2020	$14,785	$17,802	$11,938
2/29/2020	$14,195	$16,336	$12,153
3/31/2020	$12,965	$14,319	$12,082
4/30/2020	$14,119	$16,154	$12,297
5/31/2020	$14,595	$16,923	$12,354
6/30/2020	$14,873	$17,260	$12,432
7/31/2020	$15,502	$18,233	$12,617
8/31/2020	$16,183	$19,544	$12,515
9/30/2020	$15,758	$18,801	$12,509
10/31/2020	$15,468	$18,301	$12,453
11/30/2020	$16,557	$20,305	$12,575
12/31/2020	$16,970	$21,085	$12,592
1/31/2021	$16,848	$20,872	$12,502
2/28/2021	$17,002	$21,448	$12,321
3/31/2021	$17,424	$22,387	$12,168
4/30/2021	$18,088	$23,582	$12,264
5/31/2021	$18,189	$23,747	$12,304
6/30/2021	$18,502	$24,301	$12,390
7/31/2021	$18,849	$24,878	$12,529
8/31/2021	$19,142	$25,635	$12,505
9/30/2021	$18,501	$24,443	$12,397
10/31/2021	$19,344	$26,155	$12,393
11/30/2021	$19,307	$25,974	$12,430
12/31/2021	$19,824	$27,138	$12,398
1/31/2022	$19,080	$25,734	$12,131
2/28/2022	$18,659	$24,963	$11,996
3/31/2022	$18,846	$25,890	$11,662
4/30/2022	$17,587	$23,632	$11,220
5/31/2022	$17,627	$23,676	$11,292
6/30/2022	$16,629	$21,721	$11,115
7/31/2022	$17,715	$23,724	$11,387
8/31/2022	$17,092	$22,757	$11,065
9/30/2022	$15,841	$20,661	$10,587
10/31/2022	$16,456	$22,334	$10,450
11/30/2022	$17,271	$23,582	$10,834
12/31/2022	$16,610	$22,223	$10,785
1/31/2023	$17,462	$23,619	$11,117
2/28/2023	$17,068	$23,043	$10,829
3/31/2023	$17,597	$23,889	$11,104
4/30/2023	$17,821	$24,262	$11,172
5/31/2023	$17,815	$24,367	$11,050
6/30/2023	$18,523	$25,977	$11,011
7/31/2023	$18,896	$26,812	$11,003
8/31/2023	$18,695	$26,385	$10,933
9/30/2023	$17,982	$25,127	$10,655
10/31/2023	$17,648	$24,599	$10,487
11/30/2023	$18,918	$26,845	$10,962
12/31/2023	$19,713	$28,065	$11,381
1/31/2024	$19,922	$28,536	$11,350
2/29/2024	$20,468	$30,060	$11,190
3/31/2024	$20,949	$31,027	$11,293
4/30/2024	$20,259	$29,760	$11,008
5/31/2024	$20,998	$31,236	$11,194
6/30/2024	$21,564	$32,356	$11,300
7/31/2024	$21,843	$32,750	$11,564
8/31/2024	$22,307	$33,545	$11,731
9/30/2024	$22,679	$34,261	$11,888
10/31/2024	$22,368	$33,950	$11,593

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	26.74%	9.72%	8.38%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,333,013,466
Holdings Count | Holding		635
Advisory Fees Paid, Amount		$ 7,332,588
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,333,013,466
Number of Portfolio Holdings	635
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,332,588
Average MaturityFootnote Reference§	8.40 years
DurationFootnote Reference†	5.91 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	23.1%
AAA	3.9
AA	0.3
A	4.0
BBB	8.6
BB	0.6
Not Rated	6.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.7%
Corporate Debt Securities	12.8
U.S. Government Obligations	10.6
U.S. Government Agency Obligations	10.3
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	1.9
Repurchase Agreement	1.3
Foreign Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(8.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000234683
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Managed Balanced
Class Name		Class R
Trading Symbol		TAAHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.20%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in the hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp., Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart, Inc, Oracle Corp., and Broadcom, Inc. Oracle Corp. provides enterprise software solutions and cloud services. Our underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by the fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, energy, and technology companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Bloomberg US Aggregate Bond Index
3/1/2022	$10,000	$10,000	$10,000
3/31/2022	$10,172	$10,534	$9,666
4/30/2022	$9,474	$9,615	$9,299
5/31/2022	$9,492	$9,633	$9,359
6/30/2022	$8,948	$8,838	$9,212
7/31/2022	$9,532	$9,653	$9,437
8/31/2022	$9,189	$9,259	$9,171
9/30/2022	$8,527	$8,406	$8,774
10/31/2022	$8,853	$9,087	$8,661
11/30/2022	$9,288	$9,595	$8,979
12/31/2022	$8,931	$9,042	$8,939
1/31/2023	$9,385	$9,610	$9,214
2/28/2023	$9,169	$9,376	$8,976
3/31/2023	$9,451	$9,720	$9,203
4/30/2023	$9,569	$9,872	$9,259
5/31/2023	$9,562	$9,915	$9,158
6/30/2023	$9,941	$10,570	$9,126
7/31/2023	$10,136	$10,909	$9,119
8/31/2023	$10,024	$10,735	$9,061
9/30/2023	$9,641	$10,224	$8,831
10/31/2023	$9,458	$10,009	$8,692
11/30/2023	$10,135	$10,923	$9,085
12/31/2023	$10,557	$11,419	$9,433
1/31/2024	$10,666	$11,611	$9,407
2/29/2024	$10,953	$12,231	$9,274
3/31/2024	$11,205	$12,624	$9,360
4/30/2024	$10,833	$12,109	$9,123
5/31/2024	$11,225	$12,709	$9,278
6/30/2024	$11,523	$13,165	$9,366
7/31/2024	$11,666	$13,325	$9,585
8/31/2024	$11,913	$13,649	$9,722
9/30/2024	$12,105	$13,940	$9,853
10/31/2024	$11,931	$13,814	$9,608

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/1/22
Class R	26.15%	6.83%
S&P 500®IndexFootnote Reference(a)	38.02%	12.20%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(1.27%)

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,333,013,466
Holdings Count | Holding		635
Advisory Fees Paid, Amount		$ 7,332,588
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,333,013,466
Number of Portfolio Holdings	635
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,332,588
Average MaturityFootnote Reference§	8.40 years
DurationFootnote Reference†	5.91 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	23.1%
AAA	3.9
AA	0.3
A	4.0
BBB	8.6
BB	0.6
Not Rated	6.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.7%
Corporate Debt Securities	12.8
U.S. Government Obligations	10.6
U.S. Government Agency Obligations	10.3
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	1.9
Repurchase Agreement	1.3
Foreign Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(8.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156741
Shareholder Report [Line Items]
Fund Name		Transamerica Multi-Managed Balanced
Class Name		Class R6
Trading Symbol		TAMMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.65%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Easing inflation and improved growth prospects fueled optimism for a soft landing in the fiscal year ended October 31, 2024, and markets were able to advance.

Stock selection in the hardware & semiconductors, retail, and pharma/medical technology sectors contributed most to performance, while software & services, financial services, and telecommunications were the largest detractors.

Top contributors included underweight positions in Intel Corp. and Cisco Systems, Inc. and an overweight position in NVIDIA Corp., Intel Corp., an underweight and major contributor to returns in the fiscal year, faced challenges due to seasonal demand trends, product execution, and a muted gross margin trajectory. It experienced slow uptake of foundry services and limited traction in AI XPU products, amid tough macro headwinds and a competitive environment.

Top detractors included underweight allocations in Walmart, Inc, Oracle Corp., and Broadcom, Inc. Oracle Corp. provides enterprise software solutions and cloud services. Our underweight position detracted from performance after strong cloud infrastructure revenue and new long-term targets came in above expectations. Oracle Corp. benefited from increased capacity and announced ambitious fiscal year 2029 targets, suggesting strong demand for its cloud services.

Performance in the Fund’s fixed-income sleeve was driven by the fund’s overweight to credit relative to the benchmark during the fiscal year. This positioning led the fund to generate additional yield and to benefit from the positive impact of spread compression on bond prices in the fund compared to those in the benchmark. Duration and curve positioning impacts negligibly detracted from relative performance.

At the sector level, selection within and an underweight allocation to government securities contributed the most to relative returns. The overweight allocation to investment grade corporate credit and selection within the sector also notably contributed. An overweight allocation to asset-backed securities, selection within commercial mortgage-backed securities (“CMBS”), and positioning within agency residential mortgage-backed securities (“agency RMBS”) were the largest detractors.

Within corporate credit, the largest contributors to relative performance were selection within the banking and insurance sectors and an overweight allocation to the technology sector. Detractors included selection within finance, energy, and technology companies.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Bloomberg US Aggregate Bond Index
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$9,937	$10,016
6/30/2015	$9,832	$9,745	$9,907
7/31/2015	$9,951	$9,949	$9,976
8/31/2015	$9,572	$9,349	$9,961
9/30/2015	$9,434	$9,117	$10,029
10/31/2015	$9,893	$9,886	$10,030
11/30/2015	$9,905	$9,916	$10,004
12/31/2015	$9,794	$9,759	$9,972
1/31/2016	$9,521	$9,275	$10,109
2/29/2016	$9,492	$9,263	$10,180
3/31/2016	$9,920	$9,891	$10,274
4/30/2016	$9,977	$9,929	$10,313
5/31/2016	$10,099	$10,108	$10,316
6/30/2016	$10,129	$10,134	$10,501
7/31/2016	$10,412	$10,507	$10,568
8/31/2016	$10,421	$10,522	$10,556
9/30/2016	$10,407	$10,524	$10,549
10/31/2016	$10,288	$10,332	$10,469
11/30/2016	$10,461	$10,715	$10,221
12/31/2016	$10,572	$10,927	$10,236
1/31/2017	$10,730	$11,134	$10,256
2/28/2017	$11,008	$11,576	$10,325
3/31/2017	$11,032	$11,589	$10,319
4/30/2017	$11,136	$11,708	$10,399
5/31/2017	$11,240	$11,873	$10,479
6/30/2017	$11,258	$11,947	$10,468
7/31/2017	$11,421	$12,193	$10,513
8/31/2017	$11,492	$12,230	$10,608
9/30/2017	$11,599	$12,483	$10,557
10/31/2017	$11,754	$12,774	$10,563
11/30/2017	$11,968	$13,166	$10,550
12/31/2017	$12,074	$13,312	$10,598
1/31/2018	$12,414	$14,074	$10,476
2/28/2018	$12,053	$13,555	$10,377
3/31/2018	$11,884	$13,211	$10,443
4/30/2018	$11,858	$13,262	$10,366
5/31/2018	$12,039	$13,581	$10,440
6/30/2018	$12,093	$13,665	$10,427
7/31/2018	$12,388	$14,173	$10,429
8/31/2018	$12,639	$14,635	$10,496
9/30/2018	$12,667	$14,718	$10,429
10/31/2018	$12,032	$13,712	$10,346
11/30/2018	$12,232	$13,992	$10,408
12/31/2018	$11,633	$12,728	$10,599
1/31/2019	$12,248	$13,748	$10,712
2/28/2019	$12,467	$14,190	$10,706
3/31/2019	$12,696	$14,466	$10,911
4/30/2019	$13,028	$15,051	$10,914
5/31/2019	$12,579	$14,095	$11,108
6/30/2019	$13,167	$15,088	$11,247
7/31/2019	$13,285	$15,305	$11,272
8/31/2019	$13,256	$15,063	$11,564
9/30/2019	$13,374	$15,344	$11,502
10/31/2019	$13,587	$15,677	$11,537
11/30/2019	$13,893	$16,246	$11,531
12/31/2019	$14,161	$16,736	$11,523
1/31/2020	$14,287	$16,730	$11,745
2/29/2020	$13,717	$15,352	$11,956
3/31/2020	$12,533	$13,456	$11,886
4/30/2020	$13,648	$15,181	$12,097
5/31/2020	$14,108	$15,904	$12,154
6/30/2020	$14,380	$16,221	$12,230
7/31/2020	$14,989	$17,135	$12,413
8/31/2020	$15,652	$18,367	$12,313
9/30/2020	$15,240	$17,669	$12,306
10/31/2020	$14,960	$17,199	$12,251
11/30/2020	$16,013	$19,082	$12,371
12/31/2020	$16,416	$19,815	$12,388
1/31/2021	$16,298	$19,615	$12,299
2/28/2021	$16,447	$20,156	$12,122
3/31/2021	$16,864	$21,039	$11,970
4/30/2021	$17,508	$22,162	$12,065
5/31/2021	$17,600	$22,317	$12,104
6/30/2021	$17,912	$22,838	$12,189
7/31/2021	$18,242	$23,380	$12,326
8/31/2021	$18,531	$24,091	$12,302
9/30/2021	$17,910	$22,970	$12,196
10/31/2021	$18,732	$24,580	$12,192
11/30/2021	$18,696	$24,410	$12,228
12/31/2021	$19,196	$25,503	$12,197
1/31/2022	$18,475	$24,184	$11,934
2/28/2022	$18,068	$23,460	$11,801
3/31/2022	$18,254	$24,331	$11,473
4/30/2022	$17,018	$22,209	$11,038
5/31/2022	$17,056	$22,250	$11,109
6/30/2022	$16,094	$20,413	$10,935
7/31/2022	$17,146	$22,295	$11,202
8/31/2022	$16,542	$21,386	$10,886
9/30/2022	$15,335	$19,416	$10,415
10/31/2022	$15,929	$20,988	$10,280
11/30/2022	$16,719	$22,161	$10,658
12/31/2022	$16,083	$20,885	$10,610
1/31/2023	$16,908	$22,197	$10,937
2/28/2023	$16,526	$21,655	$10,654
3/31/2023	$17,042	$22,450	$10,925
4/30/2023	$17,259	$22,801	$10,991
5/31/2023	$17,254	$22,900	$10,871
6/30/2023	$17,943	$24,413	$10,832
7/31/2023	$18,299	$25,197	$10,825
8/31/2023	$18,109	$24,796	$10,756
9/30/2023	$17,424	$23,614	$10,482
10/31/2023	$17,101	$23,117	$10,317
11/30/2023	$18,330	$25,228	$10,784
12/31/2023	$19,106	$26,375	$11,197
1/31/2024	$19,308	$26,818	$11,166
2/29/2024	$19,837	$28,250	$11,008
3/31/2024	$20,301	$29,159	$11,110
4/30/2024	$19,638	$27,968	$10,829
5/31/2024	$20,355	$29,355	$11,013
6/30/2024	$20,908	$30,408	$11,117
7/31/2024	$21,178	$30,778	$11,377
8/31/2024	$21,635	$31,525	$11,540
9/30/2024	$21,994	$32,198	$11,695
10/31/2024	$21,692	$31,906	$11,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	26.85%	9.81%	8.56%
S&P 500®IndexFootnote Reference(a)	38.02%	15.27%	13.10%
Bloomberg US Aggregate Bond IndexFootnote Reference(b)	10.55%	(0.23%)	1.40%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 1,333,013,466
Holdings Count | Holding		635
Advisory Fees Paid, Amount		$ 7,332,588
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,333,013,466
Number of Portfolio Holdings	635
Portfolio Turnover Rate	41%
Total Advisory Fees Paid (net of waivers and reimbursements)	$7,332,588
Average MaturityFootnote Reference§	8.40 years
DurationFootnote Reference†	5.91 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	23.1%
AAA	3.9
AA	0.3
A	4.0
BBB	8.6
BB	0.6
Not Rated	6.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Common Stocks	59.7%
Corporate Debt Securities	12.8
U.S. Government Obligations	10.6
U.S. Government Agency Obligations	10.3
Commercial Paper	6.5
Mortgage-Backed Securities	2.3
Short-Term U.S. Government Obligations	2.2
Asset-Backed Securities	1.9
Repurchase Agreement	1.3
Foreign Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(8.0)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	4.4%
Microsoft Corp.	4.2
Apple, Inc.	4.2
Amazon.com, Inc.	2.4
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 11/01/2054	1.6
Alphabet, Inc., Class A	1.3
Uniform Mortgage-Backed Security, TBA, 3.00%, 11/01/2054	1.2
Mastercard, Inc., Class A	1.0
Alphabet, Inc., Class C	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000054268
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class A
Trading Symbol		ITAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.72%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
10/31/2014	$9,746	$10,000	$10,000
11/30/2014	$9,744	$10,054	$10,015
12/31/2014	$9,715	$10,036	$9,988
1/31/2015	$9,741	$10,227	$10,038
2/28/2015	$9,759	$10,167	$10,025
3/31/2015	$9,785	$10,209	$10,047
4/30/2015	$9,812	$10,197	$10,054
5/31/2015	$9,828	$10,180	$10,063
6/30/2015	$9,807	$10,066	$10,061
7/31/2015	$9,805	$10,125	$10,067
8/31/2015	$9,784	$10,095	$10,061
9/30/2015	$9,781	$10,134	$10,090
10/31/2015	$9,798	$10,167	$10,088
11/30/2015	$9,776	$10,130	$10,068
12/31/2015	$9,745	$10,079	$10,054
1/31/2016	$9,742	$10,190	$10,107
2/29/2016	$9,731	$10,263	$10,118
3/31/2016	$9,825	$10,388	$10,153
4/30/2016	$9,891	$10,459	$10,167
5/31/2016	$9,918	$10,467	$10,160
6/30/2016	$9,944	$10,652	$10,220
7/31/2016	$9,997	$10,739	$10,222
8/31/2016	$10,018	$10,751	$10,212
9/30/2016	$10,036	$10,753	$10,223
10/31/2016	$10,053	$10,682	$10,219
11/30/2016	$10,011	$10,442	$10,177
12/31/2016	$10,027	$10,473	$10,183
1/31/2017	$10,065	$10,510	$10,202
2/28/2017	$10,102	$10,591	$10,219
3/31/2017	$10,109	$10,588	$10,224
4/30/2017	$10,136	$10,675	$10,240
5/31/2017	$10,172	$10,758	$10,258
6/30/2017	$10,178	$10,749	$10,255
7/31/2017	$10,216	$10,802	$10,281
8/31/2017	$10,232	$10,895	$10,302
9/30/2017	$10,239	$10,857	$10,289
10/31/2017	$10,244	$10,870	$10,288
11/30/2017	$10,230	$10,854	$10,267
12/31/2017	$10,246	$10,901	$10,270
1/31/2018	$10,222	$10,797	$10,245
2/28/2018	$10,210	$10,694	$10,236
3/31/2018	$10,207	$10,748	$10,251
4/30/2018	$10,216	$10,676	$10,243
5/31/2018	$10,245	$10,735	$10,280
6/30/2018	$10,245	$10,719	$10,281
7/31/2018	$10,266	$10,741	$10,289
8/31/2018	$10,307	$10,794	$10,324
9/30/2018	$10,307	$10,748	$10,317
10/31/2018	$10,298	$10,658	$10,330
11/30/2018	$10,300	$10,706	$10,359
12/31/2018	$10,323	$10,874	$10,438
1/31/2019	$10,397	$11,024	$10,479
2/28/2019	$10,440	$11,036	$10,497
3/31/2019	$10,514	$11,235	$10,565
4/30/2019	$10,547	$11,251	$10,591
5/31/2019	$10,611	$11,423	$10,662
6/30/2019	$10,686	$11,585	$10,721
7/31/2019	$10,698	$11,619	$10,718
8/31/2019	$10,773	$11,882	$10,803
9/30/2019	$10,775	$11,830	$10,798
10/31/2019	$10,818	$11,869	$10,836
11/30/2019	$10,829	$11,866	$10,836
12/31/2019	$10,850	$11,884	$10,863
1/31/2020	$10,924	$12,097	$10,923
2/29/2020	$10,987	$12,278	$11,009
3/31/2020	$10,319	$12,039	$11,036
4/30/2020	$10,604	$12,280	$11,107
5/31/2020	$10,761	$12,394	$11,145
6/30/2020	$10,939	$12,498	$11,171
7/31/2020	$11,021	$12,717	$11,194
8/31/2020	$11,059	$12,644	$11,199
9/30/2020	$11,065	$12,621	$11,201
10/31/2020	$11,080	$12,576	$11,202
11/30/2020	$11,149	$12,740	$11,216
12/31/2020	$11,206	$12,784	$11,227
1/31/2021	$11,241	$12,704	$11,229
2/28/2021	$11,234	$12,540	$11,224
3/31/2021	$11,214	$12,394	$11,223
4/30/2021	$11,238	$12,498	$11,233
5/31/2021	$11,272	$12,546	$11,245
6/30/2021	$11,273	$12,637	$11,231
7/31/2021	$11,285	$12,764	$11,249
8/31/2021	$11,285	$12,756	$11,250
9/30/2021	$11,275	$12,647	$11,240
10/31/2021	$11,242	$12,636	$11,205
11/30/2021	$11,220	$12,652	$11,203
12/31/2021	$11,208	$12,643	$11,180
1/31/2022	$11,142	$12,366	$11,105
2/28/2022	$11,076	$12,197	$11,049
3/31/2022	$10,955	$11,870	$10,892
4/30/2022	$10,880	$11,427	$10,833
5/31/2022	$10,882	$11,490	$10,894
6/30/2022	$10,787	$11,261	$10,824
7/31/2022	$10,859	$11,544	$10,870
8/31/2022	$10,810	$11,244	$10,795
9/30/2022	$10,675	$10,759	$10,661
10/31/2022	$10,640	$10,641	$10,647
11/30/2022	$10,753	$11,038	$10,732
12/31/2022	$10,800	$11,001	$10,757
1/31/2023	$10,927	$11,342	$10,840
2/28/2023	$10,865	$11,063	$10,764
3/31/2023	$10,949	$11,323	$10,917
4/30/2023	$11,000	$11,392	$10,954
5/31/2023	$10,985	$11,274	$10,922
6/30/2023	$10,959	$11,256	$10,880
7/31/2023	$11,024	$11,267	$10,927
8/31/2023	$11,067	$11,200	$10,968
9/30/2023	$11,055	$10,932	$10,964
10/31/2023	$11,066	$10,768	$10,999
11/30/2023	$11,215	$11,253	$11,124
12/31/2023	$11,376	$11,680	$11,255
1/31/2024	$11,435	$11,652	$11,302
2/29/2024	$11,414	$11,512	$11,263
3/31/2024	$11,486	$11,625	$11,306
4/30/2024	$11,442	$11,353	$11,273
5/31/2024	$11,539	$11,542	$11,355
6/30/2024	$11,603	$11,647	$11,418
7/31/2024	$11,725	$11,911	$11,552
8/31/2024	$11,825	$12,087	$11,656
9/30/2024	$11,924	$12,253	$11,753
10/31/2024	$11,846	$11,974	$11,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	4.36%	1.33%	1.71%
Class A	7.05%	1.83%	1.97%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	1.53%	1.57%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000054269
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class C
Trading Symbol		ITACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.49%

Expenses Paid, Amount		$ 154
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,992	$10,054	$10,015
12/31/2014	$9,956	$10,036	$9,988
1/31/2015	$9,975	$10,227	$10,038
2/28/2015	$9,998	$10,167	$10,025
3/31/2015	$10,008	$10,209	$10,047
4/30/2015	$10,029	$10,197	$10,054
5/31/2015	$10,040	$10,180	$10,063
6/30/2015	$10,012	$10,066	$10,061
7/31/2015	$10,003	$10,125	$10,067
8/31/2015	$9,975	$10,095	$10,061
9/30/2015	$9,966	$10,134	$10,090
10/31/2015	$9,977	$10,167	$10,088
11/30/2015	$9,949	$10,130	$10,068
12/31/2015	$9,910	$10,079	$10,054
1/31/2016	$9,901	$10,190	$10,107
2/29/2016	$9,883	$10,263	$10,118
3/31/2016	$9,973	$10,388	$10,153
4/30/2016	$10,034	$10,459	$10,167
5/31/2016	$10,055	$10,467	$10,160
6/30/2016	$10,085	$10,652	$10,220
7/31/2016	$10,122	$10,739	$10,222
8/31/2016	$10,137	$10,751	$10,212
9/30/2016	$10,148	$10,753	$10,223
10/31/2016	$10,159	$10,682	$10,219
11/30/2016	$10,109	$10,442	$10,177
12/31/2016	$10,120	$10,473	$10,183
1/31/2017	$10,151	$10,510	$10,202
2/28/2017	$10,183	$10,591	$10,219
3/31/2017	$10,183	$10,588	$10,224
4/30/2017	$10,203	$10,675	$10,240
5/31/2017	$10,233	$10,758	$10,258
6/30/2017	$10,233	$10,749	$10,255
7/31/2017	$10,264	$10,802	$10,281
8/31/2017	$10,274	$10,895	$10,302
9/30/2017	$10,273	$10,857	$10,289
10/31/2017	$10,273	$10,870	$10,288
11/30/2017	$10,252	$10,854	$10,267
12/31/2017	$10,261	$10,901	$10,270
1/31/2018	$10,231	$10,797	$10,245
2/28/2018	$10,212	$10,694	$10,236
3/31/2018	$10,203	$10,748	$10,251
4/30/2018	$10,205	$10,676	$10,243
5/31/2018	$10,228	$10,735	$10,280
6/30/2018	$10,222	$10,719	$10,281
7/31/2018	$10,235	$10,741	$10,289
8/31/2018	$10,270	$10,794	$10,324
9/30/2018	$10,263	$10,748	$10,317
10/31/2018	$10,248	$10,658	$10,330
11/30/2018	$10,244	$10,706	$10,359
12/31/2018	$10,259	$10,874	$10,438
1/31/2019	$10,326	$11,024	$10,479
2/28/2019	$10,363	$11,036	$10,497
3/31/2019	$10,430	$11,235	$10,565
4/30/2019	$10,466	$11,251	$10,591
5/31/2019	$10,512	$11,423	$10,662
6/30/2019	$10,579	$11,585	$10,721
7/31/2019	$10,583	$11,619	$10,718
8/31/2019	$10,651	$11,882	$10,803
9/30/2019	$10,646	$11,830	$10,798
10/31/2019	$10,682	$11,869	$10,836
11/30/2019	$10,686	$11,866	$10,836
12/31/2019	$10,700	$11,884	$10,863
1/31/2020	$10,765	$12,097	$10,923
2/29/2020	$10,821	$12,278	$11,009
3/31/2020	$10,154	$12,039	$11,036
4/30/2020	$10,439	$12,280	$11,107
5/31/2020	$10,587	$12,394	$11,145
6/30/2020	$10,745	$12,498	$11,171
7/31/2020	$10,818	$12,717	$11,194
8/31/2020	$10,849	$12,644	$11,199
9/30/2020	$10,858	$12,621	$11,201
10/31/2020	$10,855	$12,576	$11,202
11/30/2020	$10,915	$12,740	$11,216
12/31/2020	$10,964	$12,784	$11,227
1/31/2021	$10,991	$12,704	$11,229
2/28/2021	$10,977	$12,540	$11,224
3/31/2021	$10,950	$12,394	$11,223
4/30/2021	$10,977	$12,498	$11,233
5/31/2021	$10,992	$12,546	$11,245
6/30/2021	$10,986	$12,637	$11,231
7/31/2021	$11,000	$12,764	$11,249
8/31/2021	$10,983	$12,756	$11,250
9/30/2021	$10,967	$12,647	$11,240
10/31/2021	$10,928	$12,636	$11,205
11/30/2021	$10,899	$12,652	$11,203
12/31/2021	$10,880	$12,643	$11,180
1/31/2022	$10,808	$12,366	$11,105
2/28/2022	$10,738	$12,197	$11,049
3/31/2022	$10,614	$11,870	$10,892
4/30/2022	$10,534	$11,427	$10,833
5/31/2022	$10,529	$11,490	$10,894
6/30/2022	$10,430	$11,261	$10,824
7/31/2022	$10,492	$11,544	$10,870
8/31/2022	$10,439	$11,244	$10,795
9/30/2022	$10,301	$10,759	$10,661
10/31/2022	$10,272	$10,641	$10,647
11/30/2022	$10,363	$11,038	$10,732
12/31/2022	$10,402	$11,001	$10,757
1/31/2023	$10,517	$11,342	$10,840
2/28/2023	$10,451	$11,063	$10,764
3/31/2023	$10,525	$11,323	$10,917
4/30/2023	$10,567	$11,392	$10,954
5/31/2023	$10,546	$11,274	$10,922
6/30/2023	$10,514	$11,256	$10,880
7/31/2023	$10,580	$11,267	$10,927
8/31/2023	$10,604	$11,200	$10,968
9/30/2023	$10,585	$10,932	$10,964
10/31/2023	$10,589	$10,768	$10,999
11/30/2023	$10,736	$11,253	$11,124
12/31/2023	$10,872	$11,680	$11,255
1/31/2024	$10,932	$11,652	$11,302
2/29/2024	$10,905	$11,512	$11,263
3/31/2024	$10,956	$11,625	$11,306
4/30/2024	$10,907	$11,353	$11,273
5/31/2024	$10,993	$11,542	$11,355
6/30/2024	$11,046	$11,647	$11,418
7/31/2024	$11,156	$11,911	$11,552
8/31/2024	$11,243	$12,087	$11,656
9/30/2024	$11,331	$12,253	$11,753
10/31/2024	$11,249	$11,974	$11,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	5.24%	1.04%	1.18%
Class C	6.24%	1.04%	1.18%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	1.53%	1.57%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081831
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class I
Trading Symbol		TSTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,999	$10,054	$10,015
12/31/2014	$9,971	$10,036	$9,988
1/31/2015	$9,999	$10,227	$10,038
2/28/2015	$10,029	$10,167	$10,025
3/31/2015	$10,048	$10,209	$10,047
4/30/2015	$10,077	$10,197	$10,054
5/31/2015	$10,096	$10,180	$10,063
6/30/2015	$10,076	$10,066	$10,061
7/31/2015	$10,075	$10,125	$10,067
8/31/2015	$10,054	$10,095	$10,061
9/30/2015	$10,063	$10,134	$10,090
10/31/2015	$10,072	$10,167	$10,088
11/30/2015	$10,061	$10,130	$10,068
12/31/2015	$10,019	$10,079	$10,054
1/31/2016	$10,017	$10,190	$10,107
2/29/2016	$10,017	$10,263	$10,118
3/31/2016	$10,117	$10,388	$10,153
4/30/2016	$10,188	$10,459	$10,167
5/31/2016	$10,208	$10,467	$10,160
6/30/2016	$10,247	$10,652	$10,220
7/31/2016	$10,294	$10,739	$10,222
8/31/2016	$10,317	$10,751	$10,212
9/30/2016	$10,347	$10,753	$10,223
10/31/2016	$10,356	$10,682	$10,219
11/30/2016	$10,323	$10,442	$10,177
12/31/2016	$10,342	$10,473	$10,183
1/31/2017	$10,373	$10,510	$10,202
2/28/2017	$10,413	$10,591	$10,219
3/31/2017	$10,422	$10,588	$10,224
4/30/2017	$10,462	$10,675	$10,240
5/31/2017	$10,501	$10,758	$10,258
6/30/2017	$10,499	$10,749	$10,255
7/31/2017	$10,539	$10,802	$10,281
8/31/2017	$10,558	$10,895	$10,302
9/30/2017	$10,567	$10,857	$10,289
10/31/2017	$10,584	$10,870	$10,288
11/30/2017	$10,571	$10,854	$10,267
12/31/2017	$10,579	$10,901	$10,270
1/31/2018	$10,566	$10,797	$10,245
2/28/2018	$10,544	$10,694	$10,236
3/31/2018	$10,554	$10,748	$10,251
4/30/2018	$10,564	$10,676	$10,243
5/31/2018	$10,597	$10,735	$10,280
6/30/2018	$10,588	$10,719	$10,281
7/31/2018	$10,621	$10,741	$10,289
8/31/2018	$10,655	$10,794	$10,324
9/30/2018	$10,657	$10,748	$10,317
10/31/2018	$10,660	$10,658	$10,330
11/30/2018	$10,663	$10,706	$10,359
12/31/2018	$10,688	$10,874	$10,438
1/31/2019	$10,768	$11,024	$10,479
2/28/2019	$10,814	$11,036	$10,497
3/31/2019	$10,894	$11,235	$10,565
4/30/2019	$10,931	$11,251	$10,591
5/31/2019	$11,000	$11,423	$10,662
6/30/2019	$11,069	$11,585	$10,721
7/31/2019	$11,083	$11,619	$10,718
8/31/2019	$11,164	$11,882	$10,803
9/30/2019	$11,168	$11,830	$10,798
10/31/2019	$11,214	$11,869	$10,836
11/30/2019	$11,227	$11,866	$10,836
12/31/2019	$11,251	$11,884	$10,863
1/31/2020	$11,341	$12,097	$10,923
2/29/2020	$11,398	$12,278	$11,009
3/31/2020	$10,716	$12,039	$11,036
4/30/2020	$11,019	$12,280	$11,107
5/31/2020	$11,176	$12,394	$11,145
6/30/2020	$11,365	$12,498	$11,171
7/31/2020	$11,442	$12,717	$11,194
8/31/2020	$11,484	$12,644	$11,199
9/30/2020	$11,503	$12,621	$11,201
10/31/2020	$11,521	$12,576	$11,202
11/30/2020	$11,584	$12,740	$11,216
12/31/2020	$11,645	$12,784	$11,227
1/31/2021	$11,684	$12,704	$11,229
2/28/2021	$11,678	$12,540	$11,224
3/31/2021	$11,659	$12,394	$11,223
4/30/2021	$11,697	$12,498	$11,233
5/31/2021	$11,724	$12,546	$11,245
6/30/2021	$11,727	$12,637	$11,231
7/31/2021	$11,752	$12,764	$11,249
8/31/2021	$11,743	$12,756	$11,250
9/30/2021	$11,746	$12,647	$11,240
10/31/2021	$11,702	$12,636	$11,205
11/30/2021	$11,679	$12,652	$11,203
12/31/2021	$11,680	$12,643	$11,180
1/31/2022	$11,611	$12,366	$11,105
2/28/2022	$11,544	$12,197	$11,049
3/31/2022	$11,418	$11,870	$10,892
4/30/2022	$11,351	$11,427	$10,833
5/31/2022	$11,355	$11,490	$10,894
6/30/2022	$11,268	$11,261	$10,824
7/31/2022	$11,333	$11,544	$10,870
8/31/2022	$11,295	$11,244	$10,795
9/30/2022	$11,153	$10,759	$10,661
10/31/2022	$11,122	$10,641	$10,647
11/30/2022	$11,242	$11,038	$10,732
12/31/2022	$11,283	$11,001	$10,757
1/31/2023	$11,419	$11,342	$10,840
2/28/2023	$11,355	$11,063	$10,764
3/31/2023	$11,446	$11,323	$10,917
4/30/2023	$11,501	$11,392	$10,954
5/31/2023	$11,487	$11,274	$10,922
6/30/2023	$11,473	$11,256	$10,880
7/31/2023	$11,543	$11,267	$10,927
8/31/2023	$11,578	$11,200	$10,968
9/30/2023	$11,567	$10,932	$10,964
10/31/2023	$11,592	$10,768	$10,999
11/30/2023	$11,752	$11,253	$11,124
12/31/2023	$11,913	$11,680	$11,255
1/31/2024	$11,990	$11,652	$11,302
2/29/2024	$11,969	$11,512	$11,263
3/31/2024	$12,035	$11,625	$11,306
4/30/2024	$11,990	$11,353	$11,273
5/31/2024	$12,094	$11,542	$11,355
6/30/2024	$12,163	$11,647	$11,418
7/31/2024	$12,296	$11,911	$11,552
8/31/2024	$12,403	$12,087	$11,656
9/30/2024	$12,510	$12,253	$11,753
10/31/2024	$12,428	$11,974	$11,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	7.22%	2.08%	2.20%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	1.53%	1.57%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021256
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class I2
Trading Symbol		TSIWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$44	0.42%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,010	$10,054	$10,015
12/31/2014	$9,982	$10,036	$9,988
1/31/2015	$10,011	$10,227	$10,038
2/28/2015	$10,032	$10,167	$10,025
3/31/2015	$10,061	$10,209	$10,047
4/30/2015	$10,092	$10,197	$10,054
5/31/2015	$10,102	$10,180	$10,063
6/30/2015	$10,092	$10,066	$10,061
7/31/2015	$10,092	$10,125	$10,067
8/31/2015	$10,072	$10,095	$10,061
9/30/2015	$10,072	$10,134	$10,090
10/31/2015	$10,091	$10,167	$10,088
11/30/2015	$10,071	$10,130	$10,068
12/31/2015	$10,040	$10,079	$10,054
1/31/2016	$10,039	$10,190	$10,107
2/29/2016	$10,030	$10,263	$10,118
3/31/2016	$10,131	$10,388	$10,153
4/30/2016	$10,203	$10,459	$10,167
5/31/2016	$10,223	$10,467	$10,160
6/30/2016	$10,264	$10,652	$10,220
7/31/2016	$10,321	$10,739	$10,222
8/31/2016	$10,346	$10,751	$10,212
9/30/2016	$10,366	$10,753	$10,223
10/31/2016	$10,375	$10,682	$10,219
11/30/2016	$10,343	$10,442	$10,177
12/31/2016	$10,363	$10,473	$10,183
1/31/2017	$10,395	$10,510	$10,202
2/28/2017	$10,436	$10,591	$10,219
3/31/2017	$10,456	$10,588	$10,224
4/30/2017	$10,486	$10,675	$10,240
5/31/2017	$10,527	$10,758	$10,258
6/30/2017	$10,525	$10,749	$10,255
7/31/2017	$10,567	$10,802	$10,281
8/31/2017	$10,597	$10,895	$10,302
9/30/2017	$10,596	$10,857	$10,289
10/31/2017	$10,615	$10,870	$10,288
11/30/2017	$10,602	$10,854	$10,267
12/31/2017	$10,611	$10,901	$10,270
1/31/2018	$10,599	$10,797	$10,245
2/28/2018	$10,588	$10,694	$10,236
3/31/2018	$10,588	$10,748	$10,251
4/30/2018	$10,599	$10,676	$10,243
5/31/2018	$10,622	$10,735	$10,280
6/30/2018	$10,625	$10,719	$10,281
7/31/2018	$10,659	$10,741	$10,289
8/31/2018	$10,694	$10,794	$10,324
9/30/2018	$10,697	$10,748	$10,317
10/31/2018	$10,700	$10,658	$10,330
11/30/2018	$10,705	$10,706	$10,359
12/31/2018	$10,731	$10,874	$10,438
1/31/2019	$10,812	$11,024	$10,479
2/28/2019	$10,859	$11,036	$10,497
3/31/2019	$10,941	$11,235	$10,565
4/30/2019	$10,978	$11,251	$10,591
5/31/2019	$11,049	$11,423	$10,662
6/30/2019	$11,130	$11,585	$10,721
7/31/2019	$11,134	$11,619	$10,718
8/31/2019	$11,217	$11,882	$10,803
9/30/2019	$11,232	$11,830	$10,798
10/31/2019	$11,280	$11,869	$10,836
11/30/2019	$11,282	$11,866	$10,836
12/31/2019	$11,307	$11,884	$10,863
1/31/2020	$11,399	$12,097	$10,923
2/29/2020	$11,457	$12,278	$11,009
3/31/2020	$10,772	$12,039	$11,036
4/30/2020	$11,078	$12,280	$11,107
5/31/2020	$11,236	$12,394	$11,145
6/30/2020	$11,428	$12,498	$11,171
7/31/2020	$11,506	$12,717	$11,194
8/31/2020	$11,549	$12,644	$11,199
9/30/2020	$11,569	$12,621	$11,201
10/31/2020	$11,576	$12,576	$11,202
11/30/2020	$11,652	$12,740	$11,216
12/31/2020	$11,715	$12,784	$11,227
1/31/2021	$11,755	$12,704	$11,229
2/28/2021	$11,750	$12,540	$11,224
3/31/2021	$11,732	$12,394	$11,223
4/30/2021	$11,771	$12,498	$11,233
5/31/2021	$11,799	$12,546	$11,245
6/30/2021	$11,803	$12,637	$11,231
7/31/2021	$11,829	$12,764	$11,249
8/31/2021	$11,821	$12,756	$11,250
9/30/2021	$11,813	$12,647	$11,240
10/31/2021	$11,781	$12,636	$11,205
11/30/2021	$11,759	$12,652	$11,203
12/31/2021	$11,761	$12,643	$11,180
1/31/2022	$11,693	$12,366	$11,105
2/28/2022	$11,614	$12,197	$11,049
3/31/2022	$11,499	$11,870	$10,892
4/30/2022	$11,421	$11,427	$10,833
5/31/2022	$11,426	$11,490	$10,894
6/30/2022	$11,328	$11,261	$10,824
7/31/2022	$11,407	$11,544	$10,870
8/31/2022	$11,357	$11,244	$10,795
9/30/2022	$11,215	$10,759	$10,661
10/31/2022	$11,192	$10,641	$10,647
11/30/2022	$11,315	$11,038	$10,732
12/31/2022	$11,356	$11,001	$10,757
1/31/2023	$11,494	$11,342	$10,840
2/28/2023	$11,431	$11,063	$10,764
3/31/2023	$11,523	$11,323	$10,917
4/30/2023	$11,580	$11,392	$10,954
5/31/2023	$11,566	$11,274	$10,922
6/30/2023	$11,553	$11,256	$10,880
7/31/2023	$11,625	$11,267	$10,927
8/31/2023	$11,661	$11,200	$10,968
9/30/2023	$11,650	$10,932	$10,964
10/31/2023	$11,664	$10,768	$10,999
11/30/2023	$11,839	$11,253	$11,124
12/31/2023	$12,002	$11,680	$11,255
1/31/2024	$12,080	$11,652	$11,302
2/29/2024	$12,058	$11,512	$11,263
3/31/2024	$12,126	$11,625	$11,306
4/30/2024	$12,081	$11,353	$11,273
5/31/2024	$12,188	$11,542	$11,355
6/30/2024	$12,259	$11,647	$11,418
7/31/2024	$12,393	$11,911	$11,552
8/31/2024	$12,502	$12,087	$11,656
9/30/2024	$12,612	$12,253	$11,753
10/31/2024	$12,530	$11,974	$11,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	7.42%	2.12%	2.28%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.82%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	1.53%	1.57%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000237766
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class I3
Trading Symbol		TAAQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$44	0.42%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,016	$9,876	$10,015
1/31/2023	$10,138	$10,182	$10,093
2/28/2023	$10,082	$9,932	$10,022
3/31/2023	$10,163	$10,165	$10,164
4/30/2023	$10,213	$10,227	$10,198
5/31/2023	$10,201	$10,121	$10,169
6/30/2023	$10,190	$10,106	$10,130
7/31/2023	$10,253	$10,116	$10,174
8/31/2023	$10,285	$10,055	$10,211
9/30/2023	$10,276	$9,815	$10,208
10/31/2023	$10,288	$9,667	$10,240
11/30/2023	$10,442	$10,102	$10,357
12/31/2023	$10,586	$10,486	$10,479
1/31/2024	$10,644	$10,461	$10,523
2/29/2024	$10,637	$10,335	$10,487
3/31/2024	$10,697	$10,437	$10,526
4/30/2024	$10,658	$10,193	$10,496
5/31/2024	$10,752	$10,362	$10,572
6/30/2024	$10,814	$10,456	$10,630
7/31/2024	$10,921	$10,694	$10,755
8/31/2024	$11,029	$10,851	$10,852
9/30/2024	$11,125	$11,000	$10,943
10/31/2024	$11,053	$10,750	$10,884

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 12/9/22
Class I3	7.44%	5.46%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.91%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	4.56%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000237767
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class R
Trading Symbol		TAASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$94	0.91%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,013	$9,876	$10,015
1/31/2023	$10,129	$10,182	$10,093
2/28/2023	$10,071	$9,932	$10,022
3/31/2023	$10,147	$10,165	$10,164
4/30/2023	$10,193	$10,227	$10,198
5/31/2023	$10,177	$10,121	$10,169
6/30/2023	$10,152	$10,106	$10,130
7/31/2023	$10,210	$10,116	$10,174
8/31/2023	$10,248	$10,055	$10,211
9/30/2023	$10,235	$9,815	$10,208
10/31/2023	$10,244	$9,667	$10,240
11/30/2023	$10,381	$10,102	$10,357
12/31/2023	$10,528	$10,486	$10,479
1/31/2024	$10,581	$10,461	$10,523
2/29/2024	$10,560	$10,335	$10,487
3/31/2024	$10,614	$10,437	$10,526
4/30/2024	$10,583	$10,193	$10,496
5/31/2024	$10,660	$10,362	$10,572
6/30/2024	$10,728	$10,456	$10,630
7/31/2024	$10,829	$10,694	$10,755
8/31/2024	$10,930	$10,851	$10,852
9/30/2024	$11,020	$11,000	$10,943
10/31/2024	$10,946	$10,750	$10,884

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 12/9/22
Class R	6.85%	4.92%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.91%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	4.56%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000237768
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class R4
Trading Symbol		TAAUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
12/9/2022	$10,000	$10,000	$10,000
12/31/2022	$10,015	$9,876	$10,015
1/31/2023	$10,133	$10,182	$10,093
2/28/2023	$10,076	$9,932	$10,022
3/31/2023	$10,155	$10,165	$10,164
4/30/2023	$10,203	$10,227	$10,198
5/31/2023	$10,189	$10,121	$10,169
6/30/2023	$10,166	$10,106	$10,130
7/31/2023	$10,227	$10,116	$10,174
8/31/2023	$10,267	$10,055	$10,211
9/30/2023	$10,257	$9,815	$10,208
10/31/2023	$10,268	$9,667	$10,240
11/30/2023	$10,407	$10,102	$10,357
12/31/2023	$10,557	$10,486	$10,479
1/31/2024	$10,612	$10,461	$10,523
2/29/2024	$10,593	$10,335	$10,487
3/31/2024	$10,661	$10,437	$10,526
4/30/2024	$10,621	$10,193	$10,496
5/31/2024	$10,712	$10,362	$10,572
6/30/2024	$10,771	$10,456	$10,630
7/31/2024	$10,886	$10,694	$10,755
8/31/2024	$10,979	$10,851	$10,852
9/30/2024	$11,071	$11,000	$10,943
10/31/2024	$10,999	$10,750	$10,884

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 12/9/22
Class R4	7.13%	5.19%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.91%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	4.56%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156747
Shareholder Report [Line Items]
Fund Name		Transamerica Short-Term Bond
Class Name		Class R6
Trading Symbol		TASTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.42%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit contributed most to performance over the period. This positioning led the Fund to generate additional yield and to benefit from the positive impact of spread compression. To a lesser extent, duration, and curve positioning also contributed to relative performance during the period.

At a sector level, the overweight allocation to corporate credit and the corresponding underweight to government securities contributed the most to relative returns. Selection within corporate credit was also a notable contributor along with ex-index allocations to asset-backed securities (“ABS”), non-agency residential mortgage-backed securities (“non-agency RMBS”), and commercial mortgage-backed securities (“CMBS”). Within corporate credit, the largest contributors to relative returns were overweight allocations to banking and electric, along with security selection within capital goods and banking. Selection within government securities and the underweight allocation to emerging markets debt detracted from relative returns. Detractors included selection within insurance, electric, and communications.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. CMBS exposure was managed down as certain property types, like offices, remain under pressure, and the small allocation to high yield corporate credit was further reduced given less favorable relative value outlooks on the sector. Proceeds from these sales were largely reinvested in high-quality securitized issues, including non-agency RMBS transactions and ABS deals collateralized by timeshares and credit card receivables. Late in the period, the sub-adviser reduced the Fund’s allocations to investment grade corporate credit with a corresponding increase to exposure to U.S. Treasury securities. The meaningful corporate spread compression experienced over the last year on the front end of the curve drove this repositioning along with a desire to build “dry powder” in advance of potential market volatility around the U.S. election. The changing economic environment also prompted the sub-adviser to move to a modest overweight duration positioning during the period in anticipation of Federal Funds Rate cuts.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Bond Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$10,014	$10,004
6/30/2015	$9,982	$9,903	$10,002
7/31/2015	$9,992	$9,960	$10,008
8/31/2015	$9,962	$9,931	$10,001
9/30/2015	$9,972	$9,970	$10,030
10/31/2015	$9,991	$10,002	$10,028
11/30/2015	$9,971	$9,965	$10,009
12/31/2015	$9,940	$9,915	$9,995
1/31/2016	$9,929	$10,025	$10,048
2/29/2016	$9,930	$10,096	$10,058
3/31/2016	$10,030	$10,220	$10,093
4/30/2016	$10,102	$10,289	$10,107
5/31/2016	$10,122	$10,297	$10,100
6/30/2016	$10,162	$10,479	$10,160
7/31/2016	$10,209	$10,565	$10,162
8/31/2016	$10,233	$10,576	$10,152
9/30/2016	$10,263	$10,579	$10,163
10/31/2016	$10,273	$10,509	$10,159
11/30/2016	$10,242	$10,273	$10,117
12/31/2016	$10,261	$10,303	$10,123
1/31/2017	$10,293	$10,339	$10,142
2/28/2017	$10,334	$10,419	$10,158
3/31/2017	$10,343	$10,416	$10,164
4/30/2017	$10,384	$10,502	$10,180
5/31/2017	$10,414	$10,583	$10,198
6/30/2017	$10,422	$10,574	$10,194
7/31/2017	$10,463	$10,627	$10,221
8/31/2017	$10,483	$10,719	$10,241
9/30/2017	$10,492	$10,681	$10,228
10/31/2017	$10,500	$10,694	$10,227
11/30/2017	$10,498	$10,678	$10,207
12/31/2017	$10,507	$10,725	$10,210
1/31/2018	$10,496	$10,621	$10,185
2/28/2018	$10,475	$10,521	$10,176
3/31/2018	$10,485	$10,574	$10,191
4/30/2018	$10,497	$10,503	$10,182
5/31/2018	$10,530	$10,560	$10,220
6/30/2018	$10,532	$10,545	$10,221
7/31/2018	$10,556	$10,567	$10,228
8/31/2018	$10,601	$10,619	$10,263
9/30/2018	$10,604	$10,574	$10,256
10/31/2018	$10,597	$10,485	$10,269
11/30/2018	$10,602	$10,532	$10,298
12/31/2018	$10,627	$10,697	$10,377
1/31/2019	$10,707	$10,845	$10,417
2/28/2019	$10,755	$10,857	$10,435
3/31/2019	$10,835	$11,053	$10,502
4/30/2019	$10,872	$11,068	$10,529
5/31/2019	$10,942	$11,238	$10,599
6/30/2019	$11,023	$11,397	$10,658
7/31/2019	$11,027	$11,431	$10,655
8/31/2019	$11,109	$11,689	$10,739
9/30/2019	$11,124	$11,639	$10,734
10/31/2019	$11,171	$11,676	$10,772
11/30/2019	$11,174	$11,674	$10,772
12/31/2019	$11,210	$11,691	$10,799
1/31/2020	$11,290	$11,901	$10,859
2/29/2020	$11,358	$12,079	$10,944
3/31/2020	$10,669	$11,843	$10,971
4/30/2020	$10,972	$12,080	$11,041
5/31/2020	$11,140	$12,193	$11,079
6/30/2020	$11,318	$12,295	$11,105
7/31/2020	$11,395	$12,511	$11,128
8/31/2020	$11,450	$12,439	$11,133
9/30/2020	$11,458	$12,416	$11,135
10/31/2020	$11,477	$12,372	$11,137
11/30/2020	$11,552	$12,534	$11,150
12/31/2020	$11,614	$12,577	$11,160
1/31/2021	$11,654	$12,498	$11,163
2/28/2021	$11,649	$12,337	$11,158
3/31/2021	$11,631	$12,193	$11,157
4/30/2021	$11,670	$12,295	$11,167
5/31/2021	$11,697	$12,342	$11,179
6/30/2021	$11,701	$12,432	$11,164
7/31/2021	$11,727	$12,557	$11,183
8/31/2021	$11,719	$12,549	$11,184
9/30/2021	$11,712	$12,442	$11,174
10/31/2021	$11,680	$12,431	$11,139
11/30/2021	$11,658	$12,447	$11,137
12/31/2021	$11,660	$12,438	$11,115
1/31/2022	$11,593	$12,165	$11,040
2/28/2022	$11,514	$12,000	$10,984
3/31/2022	$11,401	$11,678	$10,828
4/30/2022	$11,323	$11,242	$10,769
5/31/2022	$11,328	$11,304	$10,829
6/30/2022	$11,230	$11,078	$10,760
7/31/2022	$11,309	$11,357	$10,806
8/31/2022	$11,260	$11,061	$10,732
9/30/2022	$11,119	$10,585	$10,599
10/31/2022	$11,096	$10,469	$10,585
11/30/2022	$11,218	$10,859	$10,669
12/31/2022	$11,259	$10,822	$10,693
1/31/2023	$11,395	$11,158	$10,777
2/28/2023	$11,333	$10,884	$10,701
3/31/2023	$11,424	$11,139	$10,853
4/30/2023	$11,481	$11,207	$10,889
5/31/2023	$11,467	$11,091	$10,858
6/30/2023	$11,454	$11,074	$10,816
7/31/2023	$11,525	$11,085	$10,863
8/31/2023	$11,561	$11,018	$10,903
9/30/2023	$11,551	$10,755	$10,900
10/31/2023	$11,577	$10,593	$10,934
11/30/2023	$11,738	$11,070	$11,059
12/31/2023	$11,900	$11,490	$11,188
1/31/2024	$11,965	$11,463	$11,235
2/29/2024	$11,957	$11,325	$11,197
3/31/2024	$12,024	$11,436	$11,239
4/30/2024	$11,980	$11,169	$11,207
5/31/2024	$12,086	$11,354	$11,288
6/30/2024	$12,155	$11,458	$11,350
7/31/2024	$12,276	$11,718	$11,484
8/31/2024	$12,397	$11,891	$11,587
9/30/2024	$12,505	$12,054	$11,684
10/31/2024	$12,424	$11,780	$11,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	7.32%	2.15%	2.33%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.75%
ICE BofAML U.S. Corporate & Government 1-3 Years IndexFootnote Reference(b)	6.28%	1.53%	1.61%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 3,306,590,213
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 11,586,531
InvestmentCompanyPortfolioTurnover		73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,306,590,213
Number of Portfolio Holdings	350
Portfolio Turnover Rate	73%
Total Advisory Fees Paid (net of waivers and reimbursements)	$11,586,531
Average MaturityFootnote Reference§	1.98 years
DurationFootnote Reference†	1.82 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	18.1%
AA	2.5
A	19.5
BBB	49.7
BB	1.8
B	0.0Footnote Reference*
CCC and Below	0.1
Not Rated	0.4
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	67.1%
Asset-Backed Securities	13.9
Mortgage-Backed Securities	11.1
U.S. Government Obligations	7.1
Repurchase Agreements	1.5
U.S. Government Agency Obligations	0.3
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 4.38%, 07/15/2027	6.5%
Wells Fargo & Co., 1-Day SOFR, 3.91%, 04/25/2026	1.0
GXO Logistics, Inc., 6.25%, 05/06/2029	0.8
Bank of America Corp., Series N, 1-Day SOFR, 1.66%, 03/11/2027	0.8
Barclays PLC, 1-Year CMT, 7.33%, 11/02/2026	0.8
Citigroup, Inc., 1-Day SOFR, 1.46%, 06/09/2027	0.8
Infor, Inc., 1.75%, 07/15/2025	0.8
U.S. Treasury Notes, 4.25%, 03/15/2027	0.7
WEC Energy Group, Inc., 4.75%, 01/09/2026	0.7
Discover Card Execution Note Trust, Class A, Series 2022-A2, 3.32%, 05/15/2027	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000117711
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class A
Trading Symbol		ASGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.40%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Growth Index
10/31/2014	$9,449	$10,000	$10,000
11/30/2014	$9,427	$10,242	$10,065
12/31/2014	$9,648	$10,242	$10,363
1/31/2015	$9,337	$9,957	$10,126
2/28/2015	$10,398	$10,534	$10,855
3/31/2015	$10,438	$10,427	$11,050
4/30/2015	$10,071	$10,474	$10,725
5/31/2015	$10,167	$10,619	$11,119
6/30/2015	$10,478	$10,441	$11,269
7/31/2015	$10,869	$10,616	$11,315
8/31/2015	$10,119	$9,975	$10,457
9/30/2015	$9,728	$9,684	$9,797
10/31/2015	$10,230	$10,449	$10,352
11/30/2015	$10,374	$10,507	$10,732
12/31/2015	$9,945	$10,291	$10,220
1/31/2016	$9,283	$9,711	$9,113
2/29/2016	$9,318	$9,707	$9,048
3/31/2016	$9,893	$10,391	$9,741
4/30/2016	$10,119	$10,455	$9,838
5/31/2016	$10,381	$10,642	$10,103
6/30/2016	$10,502	$10,664	$10,057
7/31/2016	$10,990	$11,087	$10,715
8/31/2016	$11,077	$11,116	$10,828
9/30/2016	$11,190	$11,133	$10,984
10/31/2016	$10,581	$10,892	$10,302
11/30/2016	$11,617	$11,380	$11,223
12/31/2016	$11,871	$11,602	$11,377
1/31/2017	$11,968	$11,820	$11,561
2/28/2017	$12,124	$12,260	$11,845
3/31/2017	$12,395	$12,268	$11,985
4/30/2017	$12,473	$12,398	$12,206
5/31/2017	$12,531	$12,525	$12,095
6/30/2017	$12,725	$12,638	$12,511
7/31/2017	$12,686	$12,876	$12,618
8/31/2017	$12,434	$12,901	$12,603
9/30/2017	$13,093	$13,216	$13,289
10/31/2017	$13,365	$13,504	$13,495
11/30/2017	$13,637	$13,914	$13,882
12/31/2017	$13,666	$14,053	$13,898
1/31/2018	$13,859	$14,794	$14,440
2/28/2018	$13,430	$14,249	$14,029
3/31/2018	$13,773	$13,963	$14,218
4/30/2018	$13,902	$14,016	$14,232
5/31/2018	$14,654	$14,412	$15,128
6/30/2018	$14,955	$14,506	$15,246
7/31/2018	$15,191	$14,987	$15,508
8/31/2018	$16,029	$15,514	$16,474
9/30/2018	$15,772	$15,539	$16,088
10/31/2018	$13,967	$14,395	$14,053
11/30/2018	$14,375	$14,683	$14,272
12/31/2018	$12,622	$13,317	$12,605
1/31/2019	$14,118	$14,460	$14,060
2/28/2019	$14,746	$14,968	$14,968
3/31/2019	$14,456	$15,187	$14,766
4/30/2019	$15,228	$15,793	$15,215
5/31/2019	$14,553	$14,771	$14,087
6/30/2019	$15,542	$15,809	$15,172
7/31/2019	$16,073	$16,044	$15,320
8/31/2019	$15,446	$15,717	$14,659
9/30/2019	$15,253	$15,993	$14,538
10/31/2019	$15,518	$16,337	$14,952
11/30/2019	$16,121	$16,958	$15,832
12/31/2019	$16,294	$17,447	$16,195
1/31/2020	$16,527	$17,428	$16,017
2/29/2020	$15,491	$16,002	$14,860
3/31/2020	$12,693	$13,801	$12,022
4/30/2020	$14,403	$15,629	$13,813
5/31/2020	$15,983	$16,465	$15,118
6/30/2020	$16,268	$16,841	$15,699
7/31/2020	$17,408	$17,797	$16,239
8/31/2020	$17,926	$19,087	$17,191
9/30/2020	$17,201	$18,392	$16,823
10/31/2020	$16,968	$17,995	$16,951
11/30/2020	$19,325	$20,184	$19,940
12/31/2020	$21,466	$21,092	$21,804
1/31/2021	$21,382	$20,998	$22,855
2/28/2021	$22,848	$21,654	$23,610
3/31/2021	$22,594	$22,431	$22,867
4/30/2021	$23,638	$23,587	$23,365
5/31/2021	$22,877	$23,695	$22,698
6/30/2021	$24,118	$24,279	$23,762
7/31/2021	$24,484	$24,689	$22,897
8/31/2021	$25,020	$25,393	$23,313
9/30/2021	$23,948	$24,254	$22,419
10/31/2021	$25,754	$25,894	$23,469
11/30/2021	$24,654	$25,500	$22,323
12/31/2021	$25,193	$26,504	$22,422
1/31/2022	$21,825	$24,945	$19,417
2/28/2022	$21,190	$24,317	$19,501
3/31/2022	$20,840	$25,105	$19,590
4/30/2022	$18,521	$22,852	$17,187
5/31/2022	$18,362	$22,822	$16,862
6/30/2022	$17,600	$20,912	$15,818
7/31/2022	$19,157	$22,874	$17,589
8/31/2022	$18,648	$22,021	$17,424
9/30/2022	$17,123	$19,979	$15,857
10/31/2022	$17,981	$21,617	$17,362
11/30/2022	$18,394	$22,745	$17,645
12/31/2022	$17,342	$21,414	$16,512
1/31/2023	$18,937	$22,888	$18,154
2/28/2023	$18,904	$22,353	$17,958
3/31/2023	$19,004	$22,951	$17,515
4/30/2023	$18,937	$23,196	$17,311
5/31/2023	$18,439	$23,286	$17,314
6/30/2023	$19,801	$24,876	$18,750
7/31/2023	$20,532	$25,768	$19,626
8/31/2023	$20,432	$25,270	$18,605
9/30/2023	$19,004	$24,067	$17,378
10/31/2023	$17,675	$23,429	$16,037
11/30/2023	$19,170	$25,613	$17,497
12/31/2023	$20,746	$26,972	$19,593
1/31/2024	$20,118	$27,271	$18,964
2/29/2024	$21,583	$28,747	$20,505
3/31/2024	$22,141	$29,674	$21,078
4/30/2024	$20,572	$28,369	$19,455
5/31/2024	$21,095	$29,709	$20,497
6/30/2024	$21,129	$30,629	$20,463
7/31/2024	$22,141	$31,198	$22,138
8/31/2024	$21,443	$31,877	$21,893
9/30/2024	$21,513	$32,537	$22,184
10/31/2024	$20,920	$32,298	$21,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	11.85%	4.98%	7.66%
Class A	18.36%	6.16%	8.27%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000117712
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class C
Trading Symbol		CSGTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.13%

Expenses Paid, Amount		$ 231
Expense Ratio, Percent		2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 2000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,969	$10,242	$10,065
12/31/2014	$10,197	$10,242	$10,363
1/31/2015	$9,863	$9,957	$10,126
2/28/2015	$10,977	$10,534	$10,855
3/31/2015	$11,011	$10,427	$11,050
4/30/2015	$10,617	$10,474	$10,725
5/31/2015	$10,711	$10,619	$11,119
6/30/2015	$11,028	$10,441	$11,269
7/31/2015	$11,440	$10,616	$11,315
8/31/2015	$10,643	$9,975	$10,457
9/30/2015	$10,232	$9,684	$9,797
10/31/2015	$10,754	$10,449	$10,352
11/30/2015	$10,891	$10,507	$10,732
12/31/2015	$10,439	$10,291	$10,220
1/31/2016	$9,736	$9,711	$9,113
2/29/2016	$9,764	$9,707	$9,048
3/31/2016	$10,364	$10,391	$9,741
4/30/2016	$10,589	$10,455	$9,838
5/31/2016	$10,851	$10,642	$10,103
6/30/2016	$10,983	$10,664	$10,057
7/31/2016	$11,479	$11,087	$10,715
8/31/2016	$11,563	$11,116	$10,828
9/30/2016	$11,676	$11,133	$10,984
10/31/2016	$11,029	$10,892	$10,302
11/30/2016	$12,098	$11,380	$11,223
12/31/2016	$12,354	$11,602	$11,377
1/31/2017	$12,463	$11,820	$11,561
2/28/2017	$12,615	$12,260	$11,845
3/31/2017	$12,876	$12,268	$11,985
4/30/2017	$12,941	$12,398	$12,206
5/31/2017	$13,007	$12,525	$12,095
6/30/2017	$13,202	$12,638	$12,511
7/31/2017	$13,159	$12,876	$12,618
8/31/2017	$12,876	$12,901	$12,603
9/30/2017	$13,550	$13,216	$13,289
10/31/2017	$13,811	$13,504	$13,495
11/30/2017	$14,094	$13,914	$13,882
12/31/2017	$14,127	$14,053	$13,898
1/31/2018	$14,322	$14,794	$14,440
2/28/2018	$13,860	$14,249	$14,029
3/31/2018	$14,200	$13,963	$14,218
4/30/2018	$14,346	$14,016	$14,232
5/31/2018	$15,100	$14,412	$15,128
6/30/2018	$15,391	$14,506	$15,246
7/31/2018	$15,635	$14,987	$15,508
8/31/2018	$16,486	$15,514	$16,474
9/30/2018	$16,218	$15,539	$16,088
10/31/2018	$14,346	$14,395	$14,053
11/30/2018	$14,759	$14,683	$14,272
12/31/2018	$12,945	$13,317	$12,605
1/31/2019	$14,466	$14,460	$14,060
2/28/2019	$15,102	$14,968	$14,968
3/31/2019	$14,798	$15,187	$14,766
4/30/2019	$15,572	$15,793	$15,215
5/31/2019	$14,881	$14,771	$14,087
6/30/2019	$15,876	$15,809	$15,172
7/31/2019	$16,402	$16,044	$15,320
8/31/2019	$15,766	$15,717	$14,659
9/30/2019	$15,544	$15,993	$14,538
10/31/2019	$15,821	$16,337	$14,952
11/30/2019	$16,402	$16,958	$15,832
12/31/2019	$16,570	$17,447	$16,195
1/31/2020	$16,809	$17,428	$16,017
2/29/2020	$15,761	$16,002	$14,860
3/31/2020	$12,884	$13,801	$12,022
4/30/2020	$14,652	$15,629	$13,813
5/31/2020	$16,240	$16,465	$15,118
6/30/2020	$16,510	$16,841	$15,699
7/31/2020	$17,648	$17,797	$16,239
8/31/2020	$18,158	$19,087	$17,191
9/30/2020	$17,409	$18,392	$16,823
10/31/2020	$17,169	$17,995	$16,951
11/30/2020	$19,566	$20,184	$19,940
12/31/2020	$21,682	$21,092	$21,804
1/31/2021	$21,583	$20,998	$22,855
2/28/2021	$23,070	$21,654	$23,610
3/31/2021	$22,772	$22,431	$22,867
4/30/2021	$23,830	$23,587	$23,365
5/31/2021	$23,037	$23,695	$22,698
6/30/2021	$24,293	$24,279	$23,762
7/31/2021	$24,656	$24,689	$22,897
8/31/2021	$25,152	$25,393	$23,313
9/30/2021	$24,062	$24,254	$22,419
10/31/2021	$25,879	$25,894	$23,469
11/30/2021	$24,756	$25,500	$22,323
12/31/2021	$25,287	$26,504	$22,422
1/31/2022	$21,902	$24,945	$19,417
2/28/2022	$21,218	$24,317	$19,501
3/31/2022	$20,876	$25,105	$19,590
4/30/2022	$18,556	$22,852	$17,187
5/31/2022	$18,366	$22,822	$16,862
6/30/2022	$17,606	$20,912	$15,818
7/31/2022	$19,165	$22,874	$17,589
8/31/2022	$18,670	$22,021	$17,424
9/30/2022	$17,111	$19,979	$15,857
10/31/2022	$17,986	$21,617	$17,362
11/30/2022	$18,366	$22,745	$17,645
12/31/2022	$17,296	$21,414	$16,512
1/31/2023	$18,861	$22,888	$18,154
2/28/2023	$18,861	$22,353	$17,958
3/31/2023	$18,942	$22,951	$17,515
4/30/2023	$18,861	$23,196	$17,311
5/31/2023	$18,340	$23,286	$17,314
6/30/2023	$19,704	$24,876	$18,750
7/31/2023	$20,426	$25,768	$19,626
8/31/2023	$20,266	$25,270	$18,605
9/30/2023	$18,861	$24,067	$17,378
10/31/2023	$17,537	$23,429	$16,037
11/30/2023	$18,982	$25,613	$17,497
12/31/2023	$20,566	$26,972	$19,593
1/31/2024	$19,927	$27,271	$18,964
2/29/2024	$21,375	$28,747	$20,505
3/31/2024	$21,886	$29,674	$21,078
4/30/2024	$20,310	$28,369	$19,455
5/31/2024	$20,821	$29,709	$20,497
6/30/2024	$20,864	$30,629	$20,463
7/31/2024	$21,843	$31,198	$22,138
8/31/2024	$21,162	$31,877	$21,893
9/30/2024	$21,204	$32,537	$22,184
10/31/2024	$20,566	$32,298	$21,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	16.27%	5.39%	7.48%
Class C	17.27%	5.39%	7.48%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000117713
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class I
Trading Symbol		ISCGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$120	1.10%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,977	$10,242	$10,065
12/31/2014	$10,208	$10,242	$10,363
1/31/2015	$9,889	$9,957	$10,126
2/28/2015	$11,014	$10,534	$10,855
3/31/2015	$11,056	$10,427	$11,050
4/30/2015	$10,670	$10,474	$10,725
5/31/2015	$10,771	$10,619	$11,119
6/30/2015	$11,107	$10,441	$11,269
7/31/2015	$11,526	$10,616	$11,315
8/31/2015	$10,729	$9,975	$10,457
9/30/2015	$10,326	$9,684	$9,797
10/31/2015	$10,863	$10,449	$10,352
11/30/2015	$11,014	$10,507	$10,732
12/31/2015	$10,563	$10,291	$10,220
1/31/2016	$9,858	$9,711	$9,113
2/29/2016	$9,904	$9,707	$9,048
3/31/2016	$10,517	$10,391	$9,741
4/30/2016	$10,755	$10,455	$9,838
5/31/2016	$11,030	$10,642	$10,103
6/30/2016	$11,167	$10,664	$10,057
7/31/2016	$11,689	$11,087	$10,715
8/31/2016	$11,780	$11,116	$10,828
9/30/2016	$11,909	$11,133	$10,984
10/31/2016	$11,259	$10,892	$10,302
11/30/2016	$12,366	$11,380	$11,223
12/31/2016	$12,626	$11,602	$11,377
1/31/2017	$12,746	$11,820	$11,561
2/28/2017	$12,907	$12,260	$11,845
3/31/2017	$13,208	$12,268	$11,985
4/30/2017	$13,288	$12,398	$12,206
5/31/2017	$13,348	$12,525	$12,095
6/30/2017	$13,569	$12,638	$12,511
7/31/2017	$13,529	$12,876	$12,618
8/31/2017	$13,248	$12,901	$12,603
9/30/2017	$13,950	$13,216	$13,289
10/31/2017	$14,231	$13,504	$13,495
11/30/2017	$14,552	$13,914	$13,882
12/31/2017	$14,585	$14,053	$13,898
1/31/2018	$14,784	$14,794	$14,440
2/28/2018	$14,319	$14,249	$14,029
3/31/2018	$14,696	$13,963	$14,218
4/30/2018	$14,851	$14,016	$14,232
5/31/2018	$15,649	$14,412	$15,128
6/30/2018	$15,959	$14,506	$15,246
7/31/2018	$16,225	$14,987	$15,508
8/31/2018	$17,134	$15,514	$16,474
9/30/2018	$16,846	$15,539	$16,088
10/31/2018	$14,917	$14,395	$14,053
11/30/2018	$15,361	$14,683	$14,272
12/31/2018	$13,485	$13,317	$12,605
1/31/2019	$15,096	$14,460	$14,060
2/28/2019	$15,766	$14,968	$14,968
3/31/2019	$15,468	$15,187	$14,766
4/30/2019	$16,286	$15,793	$15,215
5/31/2019	$15,567	$14,771	$14,087
6/30/2019	$16,633	$15,809	$15,172
7/31/2019	$17,203	$16,044	$15,320
8/31/2019	$16,534	$15,717	$14,659
9/30/2019	$16,336	$15,993	$14,538
10/31/2019	$16,633	$16,337	$14,952
11/30/2019	$17,253	$16,958	$15,832
12/31/2019	$17,455	$17,447	$16,195
1/31/2020	$17,720	$17,428	$16,017
2/29/2020	$16,633	$16,002	$14,860
3/31/2020	$13,608	$13,801	$12,022
4/30/2020	$15,465	$15,629	$13,813
5/31/2020	$17,163	$16,465	$15,118
6/30/2020	$17,481	$16,841	$15,699
7/31/2020	$18,702	$17,797	$16,239
8/31/2020	$19,259	$19,087	$17,191
9/30/2020	$18,463	$18,392	$16,823
10/31/2020	$18,224	$17,995	$16,951
11/30/2020	$20,797	$20,184	$19,940
12/31/2020	$23,070	$21,092	$21,804
1/31/2021	$22,984	$20,998	$22,855
2/28/2021	$24,595	$21,654	$23,610
3/31/2021	$24,307	$22,431	$22,867
4/30/2021	$25,458	$23,587	$23,365
5/31/2021	$24,623	$23,695	$22,698
6/30/2021	$25,975	$24,279	$23,762
7/31/2021	$26,407	$24,689	$22,897
8/31/2021	$26,953	$25,393	$23,313
9/30/2021	$25,803	$24,254	$22,419
10/31/2021	$27,759	$25,894	$23,469
11/30/2021	$26,608	$25,500	$22,323
12/31/2021	$27,189	$26,504	$22,422
1/31/2022	$23,553	$24,945	$19,417
2/28/2022	$22,877	$24,317	$19,501
3/31/2022	$22,523	$25,105	$19,590
4/30/2022	$20,013	$22,852	$17,187
5/31/2022	$19,820	$22,822	$16,862
6/30/2022	$19,016	$20,912	$15,818
7/31/2022	$20,689	$22,874	$17,589
8/31/2022	$20,174	$22,021	$17,424
9/30/2022	$18,501	$19,979	$15,857
10/31/2022	$19,466	$21,617	$17,362
11/30/2022	$19,917	$22,745	$17,645
12/31/2022	$18,787	$21,414	$16,512
1/31/2023	$20,498	$22,888	$18,154
2/28/2023	$20,498	$22,353	$17,958
3/31/2023	$20,599	$22,951	$17,515
4/30/2023	$20,498	$23,196	$17,311
5/31/2023	$19,995	$23,286	$17,314
6/30/2023	$21,471	$24,876	$18,750
7/31/2023	$22,277	$25,768	$19,626
8/31/2023	$22,142	$25,270	$18,605
9/30/2023	$20,633	$24,067	$17,378
10/31/2023	$19,157	$23,429	$16,037
11/30/2023	$20,800	$25,613	$17,497
12/31/2023	$22,527	$26,972	$19,593
1/31/2024	$21,860	$27,271	$18,964
2/29/2024	$23,439	$28,747	$20,505
3/31/2024	$24,035	$29,674	$21,078
4/30/2024	$22,351	$28,369	$19,455
5/31/2024	$22,913	$29,709	$20,497
6/30/2024	$22,983	$30,629	$20,463
7/31/2024	$24,070	$31,198	$22,138
8/31/2024	$23,334	$31,877	$21,893
9/30/2024	$23,404	$32,537	$22,184
10/31/2024	$22,737	$32,298	$21,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	18.69%	6.45%	8.56%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000117714
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class I2
Trading Symbol		TSPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$109	1.00%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 2000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$9,977	$10,242	$10,065
12/31/2014	$10,216	$10,242	$10,363
1/31/2015	$9,890	$9,957	$10,126
2/28/2015	$11,020	$10,534	$10,855
3/31/2015	$11,062	$10,427	$11,050
4/30/2015	$10,677	$10,474	$10,725
5/31/2015	$10,786	$10,619	$11,119
6/30/2015	$11,112	$10,441	$11,269
7/31/2015	$11,539	$10,616	$11,315
8/31/2015	$10,744	$9,975	$10,457
9/30/2015	$10,333	$9,684	$9,797
10/31/2015	$10,878	$10,449	$10,352
11/30/2015	$11,028	$10,507	$10,732
12/31/2015	$10,578	$10,291	$10,220
1/31/2016	$9,876	$9,711	$9,113
2/29/2016	$9,921	$9,707	$9,048
3/31/2016	$10,533	$10,391	$9,741
4/30/2016	$10,779	$10,455	$9,838
5/31/2016	$11,053	$10,642	$10,103
6/30/2016	$11,190	$10,664	$10,057
7/31/2016	$11,710	$11,087	$10,715
8/31/2016	$11,811	$11,116	$10,828
9/30/2016	$11,929	$11,133	$10,984
10/31/2016	$11,281	$10,892	$10,302
11/30/2016	$12,386	$11,380	$11,223
12/31/2016	$12,654	$11,602	$11,377
1/31/2017	$12,774	$11,820	$11,561
2/28/2017	$12,953	$12,260	$11,845
3/31/2017	$13,231	$12,268	$11,985
4/30/2017	$13,311	$12,398	$12,206
5/31/2017	$13,371	$12,525	$12,095
6/30/2017	$13,590	$12,638	$12,511
7/31/2017	$13,550	$12,876	$12,618
8/31/2017	$13,291	$12,901	$12,603
9/30/2017	$14,007	$13,216	$13,289
10/31/2017	$14,286	$13,504	$13,495
11/30/2017	$14,604	$13,914	$13,882
12/31/2017	$14,636	$14,053	$13,898
1/31/2018	$14,834	$14,794	$14,440
2/28/2018	$14,373	$14,249	$14,029
3/31/2018	$14,746	$13,963	$14,218
4/30/2018	$14,900	$14,016	$14,232
5/31/2018	$15,712	$14,412	$15,128
6/30/2018	$16,019	$14,506	$15,246
7/31/2018	$16,304	$14,987	$15,508
8/31/2018	$17,204	$15,514	$16,474
9/30/2018	$16,940	$15,539	$16,088
10/31/2018	$15,009	$14,395	$14,053
11/30/2018	$15,448	$14,683	$14,272
12/31/2018	$13,547	$13,317	$12,605
1/31/2019	$15,189	$14,460	$14,060
2/28/2019	$15,850	$14,968	$14,968
3/31/2019	$15,556	$15,187	$14,766
4/30/2019	$16,389	$15,793	$15,215
5/31/2019	$15,679	$14,771	$14,087
6/30/2019	$16,732	$15,809	$15,172
7/31/2019	$17,296	$16,044	$15,320
8/31/2019	$16,634	$15,717	$14,659
9/30/2019	$16,438	$15,993	$14,538
10/31/2019	$16,732	$16,337	$14,952
11/30/2019	$17,369	$16,958	$15,832
12/31/2019	$17,568	$17,447	$16,195
1/31/2020	$17,856	$17,428	$16,017
2/29/2020	$16,730	$16,002	$14,860
3/31/2020	$13,693	$13,801	$12,022
4/30/2020	$15,578	$15,629	$13,813
5/31/2020	$17,280	$16,465	$15,118
6/30/2020	$17,595	$16,841	$15,699
7/31/2020	$18,851	$17,797	$16,239
8/31/2020	$19,401	$19,087	$17,191
9/30/2020	$18,616	$18,392	$16,823
10/31/2020	$18,380	$17,995	$16,951
11/30/2020	$20,946	$20,184	$19,940
12/31/2020	$23,241	$21,092	$21,804
1/31/2021	$23,156	$20,998	$22,855
2/28/2021	$24,771	$21,654	$23,610
3/31/2021	$24,488	$22,431	$22,867
4/30/2021	$25,650	$23,587	$23,365
5/31/2021	$24,828	$23,695	$22,698
6/30/2021	$26,188	$24,279	$23,762
7/31/2021	$26,614	$24,689	$22,897
8/31/2021	$27,180	$25,393	$23,313
9/30/2021	$26,018	$24,254	$22,419
10/31/2021	$28,002	$25,894	$23,469
11/30/2021	$26,812	$25,500	$22,323
12/31/2021	$27,410	$26,504	$22,422
1/31/2022	$23,774	$24,945	$19,417
2/28/2022	$23,079	$24,317	$19,501
3/31/2022	$22,699	$25,105	$19,590
4/30/2022	$20,202	$22,852	$17,187
5/31/2022	$20,012	$22,822	$16,862
6/30/2022	$19,190	$20,912	$15,818
7/31/2022	$20,897	$22,874	$17,589
8/31/2022	$20,360	$22,021	$17,424
9/30/2022	$18,684	$19,979	$15,857
10/31/2022	$19,633	$21,617	$17,362
11/30/2022	$20,107	$22,745	$17,645
12/31/2022	$18,966	$21,414	$16,512
1/31/2023	$20,678	$22,888	$18,154
2/28/2023	$20,678	$22,353	$17,958
3/31/2023	$20,777	$22,951	$17,515
4/30/2023	$20,711	$23,196	$17,311
5/31/2023	$20,184	$23,286	$17,314
6/30/2023	$21,699	$24,876	$18,750
7/31/2023	$22,489	$25,768	$19,626
8/31/2023	$22,357	$25,270	$18,605
9/30/2023	$20,843	$24,067	$17,378
10/31/2023	$19,361	$23,429	$16,037
11/30/2023	$21,007	$25,613	$17,497
12/31/2023	$22,769	$26,972	$19,593
1/31/2024	$22,081	$27,271	$18,964
2/29/2024	$23,697	$28,747	$20,505
3/31/2024	$24,282	$29,674	$21,078
4/30/2024	$22,562	$28,369	$19,455
5/31/2024	$23,182	$29,709	$20,497
6/30/2024	$23,216	$30,629	$20,463
7/31/2024	$24,351	$31,198	$22,138
8/31/2024	$23,594	$31,877	$21,893
9/30/2024	$23,663	$32,537	$22,184
10/31/2024	$23,010	$32,298	$21,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	18.85%	6.58%	8.69%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171822
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class I3
Trading Symbol		TSPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$109	1.00%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,326	$10,025	$10,223
4/30/2017	$10,388	$10,131	$10,411
5/31/2017	$10,450	$10,235	$10,316
6/30/2017	$10,621	$10,327	$10,671
7/31/2017	$10,590	$10,522	$10,762
8/31/2017	$10,373	$10,542	$10,750
9/30/2017	$10,932	$10,799	$11,335
10/31/2017	$11,165	$11,035	$11,511
11/30/2017	$11,398	$11,370	$11,841
12/31/2017	$11,438	$11,484	$11,855
1/31/2018	$11,592	$12,089	$12,317
2/28/2018	$11,232	$11,644	$11,966
3/31/2018	$11,524	$11,410	$12,127
4/30/2018	$11,643	$11,453	$12,139
5/31/2018	$12,277	$11,776	$12,903
6/30/2018	$12,534	$11,854	$13,004
7/31/2018	$12,739	$12,247	$13,228
8/31/2018	$13,458	$12,677	$14,051
9/30/2018	$13,236	$12,698	$13,723
10/31/2018	$11,712	$11,763	$11,986
11/30/2018	$12,054	$11,999	$12,174
12/31/2018	$10,571	$10,882	$10,751
1/31/2019	$11,852	$11,816	$11,993
2/28/2019	$12,368	$12,231	$12,767
3/31/2019	$12,139	$12,410	$12,594
4/30/2019	$12,789	$12,906	$12,978
5/31/2019	$12,215	$12,070	$12,015
6/30/2019	$13,056	$12,918	$12,941
7/31/2019	$13,496	$13,110	$13,067
8/31/2019	$12,980	$12,843	$12,503
9/30/2019	$12,827	$13,068	$12,401
10/31/2019	$13,056	$13,350	$12,753
11/30/2019	$13,553	$13,857	$13,504
12/31/2019	$13,709	$14,257	$13,814
1/31/2020	$13,913	$14,242	$13,661
2/29/2020	$13,055	$13,076	$12,675
3/31/2020	$10,685	$11,278	$10,254
4/30/2020	$12,156	$12,771	$11,782
5/31/2020	$13,484	$13,454	$12,895
6/30/2020	$13,729	$13,762	$13,391
7/31/2020	$14,689	$14,543	$13,851
8/31/2020	$15,118	$15,597	$14,663
9/30/2020	$14,506	$15,029	$14,349
10/31/2020	$14,322	$14,704	$14,458
11/30/2020	$16,324	$16,493	$17,008
12/31/2020	$18,135	$17,235	$18,597
1/31/2021	$18,069	$17,159	$19,494
2/28/2021	$19,329	$17,695	$20,138
3/31/2021	$19,108	$18,329	$19,504
4/30/2021	$20,015	$19,274	$19,929
5/31/2021	$19,351	$19,362	$19,360
6/30/2021	$20,413	$19,840	$20,268
7/31/2021	$20,745	$20,175	$19,530
8/31/2021	$21,187	$20,750	$19,885
9/30/2021	$20,302	$19,819	$19,123
10/31/2021	$21,828	$21,160	$20,018
11/30/2021	$20,899	$20,838	$19,040
12/31/2021	$21,366	$21,658	$19,125
1/31/2022	$18,529	$20,384	$16,561
2/28/2022	$17,986	$19,870	$16,634
3/31/2022	$17,715	$20,515	$16,710
4/30/2022	$15,741	$18,674	$14,660
5/31/2022	$15,593	$18,649	$14,383
6/30/2022	$14,976	$17,089	$13,492
7/31/2022	$16,284	$18,692	$15,003
8/31/2022	$15,864	$17,994	$14,862
9/30/2022	$14,557	$16,326	$13,525
10/31/2022	$15,321	$17,665	$14,809
11/30/2022	$15,667	$18,587	$15,050
12/31/2022	$14,775	$17,498	$14,084
1/31/2023	$16,137	$18,703	$15,485
2/28/2023	$16,137	$18,266	$15,317
3/31/2023	$16,214	$18,755	$14,939
4/30/2023	$16,137	$18,955	$14,766
5/31/2023	$15,726	$19,028	$14,768
6/30/2023	$16,908	$20,328	$15,993
7/31/2023	$17,550	$21,056	$16,740
8/31/2023	$17,448	$20,650	$15,869
9/30/2023	$16,240	$19,666	$14,822
10/31/2023	$15,109	$19,145	$13,679
11/30/2023	$16,368	$20,930	$14,925
12/31/2023	$17,742	$22,040	$16,712
1/31/2024	$17,232	$22,285	$16,176
2/29/2024	$18,467	$23,491	$17,490
3/31/2024	$18,950	$24,249	$17,979
4/30/2024	$17,608	$23,182	$16,594
5/31/2024	$18,064	$24,277	$17,483
6/30/2024	$18,118	$25,028	$17,454
7/31/2024	$18,977	$25,494	$18,883
8/31/2024	$18,386	$26,049	$18,674
9/30/2024	$18,440	$26,587	$18,922
10/31/2024	$17,930	$26,392	$18,671

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class I3	18.67%	6.55%	7.94%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.51%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171820
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class R
Trading Symbol		TSPRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$164	1.50%

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,326	$10,025	$10,223
4/30/2017	$10,388	$10,131	$10,411
5/31/2017	$10,419	$10,235	$10,316
6/30/2017	$10,590	$10,327	$10,671
7/31/2017	$10,559	$10,522	$10,762
8/31/2017	$10,342	$10,542	$10,750
9/30/2017	$10,901	$10,799	$11,335
10/31/2017	$11,118	$11,035	$11,511
11/30/2017	$11,351	$11,370	$11,841
12/31/2017	$11,376	$11,484	$11,855
1/31/2018	$11,530	$12,089	$12,317
2/28/2018	$11,170	$11,644	$11,966
3/31/2018	$11,444	$11,410	$12,127
4/30/2018	$11,564	$11,453	$12,139
5/31/2018	$12,181	$11,776	$12,903
6/30/2018	$12,421	$11,854	$13,004
7/31/2018	$12,627	$12,247	$13,228
8/31/2018	$13,312	$12,677	$14,051
9/30/2018	$13,106	$12,698	$13,723
10/31/2018	$11,616	$11,763	$11,986
11/30/2018	$11,958	$11,999	$12,174
12/31/2018	$10,474	$10,882	$10,751
1/31/2019	$11,738	$11,816	$11,993
2/28/2019	$12,255	$12,231	$12,767
3/31/2019	$12,006	$12,410	$12,594
4/30/2019	$12,638	$12,906	$12,978
5/31/2019	$12,083	$12,070	$12,015
6/30/2019	$12,906	$12,918	$12,941
7/31/2019	$13,328	$13,110	$13,067
8/31/2019	$12,811	$12,843	$12,503
9/30/2019	$12,657	$13,068	$12,401
10/31/2019	$12,868	$13,350	$12,753
11/30/2019	$13,366	$13,857	$13,504
12/31/2019	$13,522	$14,257	$13,814
1/31/2020	$13,706	$14,242	$13,661
2/29/2020	$12,866	$13,076	$12,675
3/31/2020	$10,531	$11,278	$10,254
4/30/2020	$11,965	$12,771	$11,782
5/31/2020	$13,276	$13,454	$12,895
6/30/2020	$13,501	$13,762	$13,391
7/31/2020	$14,444	$14,543	$13,851
8/31/2020	$14,874	$15,597	$14,663
9/30/2020	$14,259	$15,029	$14,349
10/31/2020	$14,075	$14,704	$14,458
11/30/2020	$16,042	$16,493	$17,008
12/31/2020	$17,797	$17,235	$18,597
1/31/2021	$17,708	$17,159	$19,494
2/28/2021	$18,953	$17,695	$20,138
3/31/2021	$18,730	$18,329	$19,504
4/30/2021	$19,597	$19,274	$19,929
5/31/2021	$18,975	$19,362	$19,360
6/30/2021	$19,997	$19,840	$20,268
7/31/2021	$20,308	$20,175	$19,530
8/31/2021	$20,730	$20,750	$19,885
9/30/2021	$19,841	$19,819	$19,123
10/31/2021	$21,330	$21,160	$20,018
11/30/2021	$20,441	$20,838	$19,040
12/31/2021	$20,865	$21,658	$19,125
1/31/2022	$18,080	$20,384	$16,561
2/28/2022	$17,557	$19,870	$16,634
3/31/2022	$17,284	$20,515	$16,710
4/30/2022	$15,344	$18,674	$14,660
5/31/2022	$15,220	$18,649	$14,383
6/30/2022	$14,598	$17,089	$13,492
7/31/2022	$15,866	$18,692	$15,003
8/31/2022	$15,444	$17,994	$14,862
9/30/2022	$14,175	$16,326	$13,525
10/31/2022	$14,896	$17,665	$14,809
11/30/2022	$15,245	$18,587	$15,050
12/31/2022	$14,372	$17,498	$14,084
1/31/2023	$15,669	$18,703	$15,485
2/28/2023	$15,669	$18,266	$15,317
3/31/2023	$15,721	$18,755	$14,939
4/30/2023	$15,669	$18,955	$14,766
5/31/2023	$15,254	$19,028	$14,768
6/30/2023	$16,395	$20,328	$15,993
7/31/2023	$16,992	$21,056	$16,740
8/31/2023	$16,888	$20,650	$15,869
9/30/2023	$15,721	$19,666	$14,822
10/31/2023	$14,605	$19,145	$13,679
11/30/2023	$15,850	$20,930	$14,925
12/31/2023	$17,159	$22,040	$16,712
1/31/2024	$16,643	$22,285	$16,176
2/29/2024	$17,838	$23,491	$17,490
3/31/2024	$18,299	$24,249	$17,979
4/30/2024	$16,996	$23,182	$16,594
5/31/2024	$17,431	$24,277	$17,483
6/30/2024	$17,458	$25,028	$17,454
7/31/2024	$18,299	$25,494	$18,883
8/31/2024	$17,729	$26,049	$18,674
9/30/2024	$17,756	$26,587	$18,922
10/31/2024	$17,268	$26,392	$18,671

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R	18.23%	6.06%	7.41%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.51%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171821
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class R4
Trading Symbol		TSPFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$126	1.15%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell 2000® Growth Index
3/10/2017	$10,000	$10,000	$10,000
3/31/2017	$10,326	$10,025	$10,223
4/30/2017	$10,388	$10,131	$10,411
5/31/2017	$10,435	$10,235	$10,316
6/30/2017	$10,606	$10,327	$10,671
7/31/2017	$10,575	$10,522	$10,762
8/31/2017	$10,373	$10,542	$10,750
9/30/2017	$10,916	$10,799	$11,335
10/31/2017	$11,149	$11,035	$11,511
11/30/2017	$11,382	$11,370	$11,841
12/31/2017	$11,405	$11,484	$11,855
1/31/2018	$11,559	$12,089	$12,317
2/28/2018	$11,200	$11,644	$11,966
3/31/2018	$11,491	$11,410	$12,127
4/30/2018	$11,611	$11,453	$12,139
5/31/2018	$12,244	$11,776	$12,903
6/30/2018	$12,484	$11,854	$13,004
7/31/2018	$12,707	$12,247	$13,228
8/31/2018	$13,392	$12,677	$14,051
9/30/2018	$13,186	$12,698	$13,723
10/31/2018	$11,662	$11,763	$11,986
11/30/2018	$12,005	$11,999	$12,174
12/31/2018	$10,521	$10,882	$10,751
1/31/2019	$11,784	$11,816	$11,993
2/28/2019	$12,300	$12,231	$12,767
3/31/2019	$12,109	$12,410	$12,594
4/30/2019	$12,740	$12,906	$12,978
5/31/2019	$12,186	$12,070	$12,015
6/30/2019	$13,008	$12,918	$12,941
7/31/2019	$13,448	$13,110	$13,067
8/31/2019	$12,932	$12,843	$12,503
9/30/2019	$12,779	$13,068	$12,401
10/31/2019	$13,008	$13,350	$12,753
11/30/2019	$13,506	$13,857	$13,504
12/31/2019	$13,661	$14,257	$13,814
1/31/2020	$13,866	$14,242	$13,661
2/29/2020	$13,007	$13,076	$12,675
3/31/2020	$10,655	$11,278	$10,254
4/30/2020	$12,107	$12,771	$11,782
5/31/2020	$13,436	$13,454	$12,895
6/30/2020	$13,682	$13,762	$13,391
7/31/2020	$14,643	$14,543	$13,851
8/31/2020	$15,072	$15,597	$14,663
9/30/2020	$14,459	$15,029	$14,349
10/31/2020	$14,275	$14,704	$14,458
11/30/2020	$16,258	$16,493	$17,008
12/31/2020	$18,051	$17,235	$18,597
1/31/2021	$17,985	$17,159	$19,494
2/28/2021	$19,225	$17,695	$20,138
3/31/2021	$19,004	$18,329	$19,504
4/30/2021	$19,912	$19,274	$19,929
5/31/2021	$19,269	$19,362	$19,360
6/30/2021	$20,310	$19,840	$20,268
7/31/2021	$20,643	$20,175	$19,530
8/31/2021	$21,086	$20,750	$19,885
9/30/2021	$20,177	$19,819	$19,123
10/31/2021	$21,706	$21,160	$20,018
11/30/2021	$20,798	$20,838	$19,040
12/31/2021	$21,243	$21,658	$19,125
1/31/2022	$18,424	$20,384	$16,561
2/28/2022	$17,880	$19,870	$16,634
3/31/2022	$17,583	$20,515	$16,710
4/30/2022	$15,654	$18,674	$14,660
5/31/2022	$15,506	$18,649	$14,383
6/30/2022	$14,863	$17,089	$13,492
7/31/2022	$16,174	$18,692	$15,003
8/31/2022	$15,753	$17,994	$14,862
9/30/2022	$14,467	$16,326	$13,525
10/31/2022	$15,209	$17,665	$14,809
11/30/2022	$15,555	$18,587	$15,050
12/31/2022	$14,687	$17,498	$14,084
1/31/2023	$16,027	$18,703	$15,485
2/28/2023	$16,002	$18,266	$15,317
3/31/2023	$16,079	$18,755	$14,939
4/30/2023	$16,027	$18,955	$14,766
5/31/2023	$15,615	$19,028	$14,768
6/30/2023	$16,775	$20,328	$15,993
7/31/2023	$17,393	$21,056	$16,740
8/31/2023	$17,290	$20,650	$15,869
9/30/2023	$16,105	$19,666	$14,822
10/31/2023	$14,971	$19,145	$13,679
11/30/2023	$16,233	$20,930	$14,925
12/31/2023	$17,585	$22,040	$16,712
1/31/2024	$17,073	$22,285	$16,176
2/29/2024	$18,312	$23,491	$17,490
3/31/2024	$18,770	$24,249	$17,979
4/30/2024	$17,450	$23,182	$16,594
5/31/2024	$17,908	$24,277	$17,483
6/30/2024	$17,935	$25,028	$17,454
7/31/2024	$18,797	$25,494	$18,883
8/31/2024	$18,204	$26,049	$18,674
9/30/2024	$18,258	$26,587	$18,922
10/31/2024	$17,747	$26,392	$18,671

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 3/10/17
Class R4	18.54%	6.41%	7.79%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.53%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	8.51%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000172147
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Growth
Class Name		Class R6
Trading Symbol		RTSGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$109	1.00%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2000® Growth Index, a benchmark of the Fund, during the fiscal year ended October 31, 2024.

Index factor analysis showed no clear leadership across fundamental measures. Both earning and non-earning companies had similar returns, while non-earning biotech companies performed better. Companies in the highest market capitalization quintile performed better during the period.

The Fund’s positions in utilities and consumer discretionary outperformed due to favorable stock selection decisions, while the Fund’s positions in healthcare, technology, and industrials underperformed due to unfavorable stock selection decisions. Healthcare was hindered by strong biotech performance, technology by not owning SuperMirco Computer Inc. and MicroStrategy Inc., and industrials by the poor performance of AerSale, Inc.

Texas Roadhouse operates 700 full-service restaurants and was the largest contributor to the Fund’s performance during the period. The company has consistently reported strong sales, driven by its affordable and quality dining experience. The largest detractor from the Fund’s performance during the period was AerSale Corp. (no longer held in the Fund), a provider of aviation products and services. The company struggled with its core maintenance and overhaul business and faced delays with its AerAware product.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
7/25/2016	$10,000	$10,000	$10,000
7/31/2016	$10,142	$10,007	$10,092
8/31/2016	$10,229	$10,033	$10,199
9/30/2016	$10,332	$10,049	$10,346
10/31/2016	$9,771	$9,831	$9,703
11/30/2016	$10,735	$10,271	$10,571
12/31/2016	$10,960	$10,472	$10,715
1/31/2017	$11,063	$10,669	$10,889
2/28/2017	$11,219	$11,065	$11,156
3/31/2017	$11,460	$11,073	$11,288
4/30/2017	$11,529	$11,190	$11,496
5/31/2017	$11,580	$11,305	$11,392
6/30/2017	$11,770	$11,407	$11,784
7/31/2017	$11,753	$11,622	$11,884
8/31/2017	$11,512	$11,644	$11,870
9/30/2017	$12,132	$11,928	$12,516
10/31/2017	$12,373	$12,189	$12,710
11/30/2017	$12,649	$12,559	$13,075
12/31/2017	$12,677	$12,684	$13,090
1/31/2018	$12,848	$13,353	$13,601
2/28/2018	$12,449	$12,861	$13,213
3/31/2018	$12,772	$12,602	$13,391
4/30/2018	$12,905	$12,650	$13,404
5/31/2018	$13,608	$13,007	$14,248
6/30/2018	$13,893	$13,093	$14,360
7/31/2018	$14,121	$13,527	$14,607
8/31/2018	$14,900	$14,002	$15,516
9/30/2018	$14,672	$14,025	$15,153
10/31/2018	$13,000	$12,993	$13,236
11/30/2018	$13,380	$13,253	$13,443
12/31/2018	$11,733	$12,019	$11,872
1/31/2019	$13,155	$13,051	$13,243
2/28/2019	$13,728	$13,510	$14,098
3/31/2019	$13,473	$13,707	$13,907
4/30/2019	$14,195	$14,255	$14,331
5/31/2019	$13,558	$13,332	$13,268
6/30/2019	$14,492	$14,269	$14,289
7/31/2019	$14,980	$14,481	$14,429
8/31/2019	$14,407	$14,185	$13,806
9/30/2019	$14,237	$14,434	$13,693
10/31/2019	$14,492	$14,745	$14,083
11/30/2019	$15,043	$15,306	$14,912
12/31/2019	$15,216	$15,748	$15,253
1/31/2020	$15,443	$15,730	$15,085
2/29/2020	$14,490	$14,443	$13,996
3/31/2020	$11,860	$12,456	$11,323
4/30/2020	$13,493	$14,106	$13,010
5/31/2020	$14,967	$14,861	$14,239
6/30/2020	$15,239	$15,200	$14,787
7/31/2020	$16,304	$16,063	$15,295
8/31/2020	$16,803	$17,227	$16,192
9/30/2020	$16,100	$16,600	$15,845
10/31/2020	$15,896	$16,242	$15,965
11/30/2020	$18,141	$18,217	$18,781
12/31/2020	$20,129	$19,037	$20,536
1/31/2021	$20,055	$18,952	$21,526
2/28/2021	$21,455	$19,545	$22,237
3/31/2021	$21,209	$20,245	$21,537
4/30/2021	$22,216	$21,289	$22,007
5/31/2021	$21,504	$21,386	$21,378
6/30/2021	$22,682	$21,913	$22,381
7/31/2021	$23,026	$22,284	$21,566
8/31/2021	$23,541	$22,919	$21,958
9/30/2021	$22,535	$21,891	$21,116
10/31/2021	$24,228	$23,371	$22,105
11/30/2021	$23,222	$23,016	$21,025
12/31/2021	$23,712	$23,922	$21,118
1/31/2022	$20,564	$22,515	$18,288
2/28/2022	$19,961	$21,947	$18,368
3/31/2022	$19,660	$22,659	$18,451
4/30/2022	$17,497	$20,626	$16,188
5/31/2022	$17,333	$20,598	$15,882
6/30/2022	$16,621	$18,875	$14,899
7/31/2022	$18,072	$20,646	$16,567
8/31/2022	$17,634	$19,875	$16,411
9/30/2022	$16,183	$18,032	$14,935
10/31/2022	$17,004	$19,511	$16,352
11/30/2022	$17,415	$20,529	$16,619
12/31/2022	$16,426	$19,327	$15,552
1/31/2023	$17,909	$20,658	$17,099
2/28/2023	$17,909	$20,176	$16,914
3/31/2023	$17,995	$20,715	$16,496
4/30/2023	$17,909	$20,936	$16,305
5/31/2023	$17,482	$21,017	$16,308
6/30/2023	$18,765	$22,452	$17,660
7/31/2023	$19,478	$23,257	$18,485
8/31/2023	$19,364	$22,808	$17,523
9/30/2023	$18,023	$21,722	$16,367
10/31/2023	$16,769	$21,146	$15,105
11/30/2023	$18,194	$23,118	$16,480
12/31/2023	$19,720	$24,344	$18,454
1/31/2024	$19,124	$24,614	$17,862
2/29/2024	$20,524	$25,946	$19,313
3/31/2024	$21,031	$26,783	$19,853
4/30/2024	$19,541	$25,605	$18,324
5/31/2024	$20,048	$26,814	$19,305
6/30/2024	$20,107	$27,645	$19,273
7/31/2024	$21,061	$28,158	$20,851
8/31/2024	$20,405	$28,771	$20,620
9/30/2024	$20,495	$29,367	$20,894
10/31/2024	$19,929	$29,151	$20,617

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 7/25/16
Class R6	18.85%	6.58%	8.69%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.81%
Russell 2000® Growth IndexFootnote Reference(b)	36.49%	7.92%	9.14%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 115,540,362
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 1,240,689
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$115,540,362
Number of Portfolio Holdings	50
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,240,689

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Industrials	21.5%
Health Care	20.4
Information Technology	16.8
Consumer Discretionary	14.3
Energy	9.1
Financials	8.7
Consumer Staples	5.1
Materials	1.6
Repurchase Agreements	2.7
Net Other Assets (Liabilities)Footnote Reference^	(0.2)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Pegasystems, Inc.	4.7%
Texas Roadhouse, Inc.	4.6
Guidewire Software, Inc.	3.9
LeMaitre Vascular, Inc.	3.4
AAON, Inc.	3.2
Workiva, Inc.	3.2
Casella Waste Systems, Inc., Class A	3.0
Excelerate Energy, Inc., Class A	2.7
OneSpaWorld Holdings Ltd.	2.7
Permian Resources Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000112974
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class A
Trading Symbol		TSLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.29%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$9,454	$10,000	$10,000
4/30/2017	$9,616	$10,119	$10,080
5/31/2017	$9,360	$10,222	$9,766
6/30/2017	$9,718	$10,315	$10,108
7/31/2017	$9,761	$10,509	$10,172
8/31/2017	$9,531	$10,529	$9,922
9/30/2017	$10,119	$10,786	$10,624
10/31/2017	$10,188	$11,021	$10,638
11/30/2017	$10,435	$11,356	$10,946
12/31/2017	$10,333	$11,470	$10,842
1/31/2018	$10,662	$12,074	$10,975
2/28/2018	$9,934	$11,629	$10,426
3/31/2018	$9,916	$11,396	$10,555
4/30/2018	$9,880	$11,439	$10,738
5/31/2018	$10,449	$11,762	$11,363
6/30/2018	$10,387	$11,839	$11,432
7/31/2018	$10,493	$12,232	$11,634
8/31/2018	$10,849	$12,661	$11,911
9/30/2018	$10,458	$12,682	$11,615
10/31/2018	$9,463	$11,748	$10,575
11/30/2018	$9,640	$11,984	$10,746
12/31/2018	$8,375	$10,868	$9,447
1/31/2019	$9,527	$11,801	$10,480
2/28/2019	$9,872	$12,216	$10,888
3/31/2019	$9,389	$12,395	$10,574
4/30/2019	$9,902	$12,890	$10,974
5/31/2019	$8,877	$12,056	$10,077
6/30/2019	$9,527	$12,902	$10,719
7/31/2019	$9,557	$13,094	$10,736
8/31/2019	$8,917	$12,827	$10,137
9/30/2019	$9,577	$13,052	$10,658
10/31/2019	$9,685	$13,333	$10,916
11/30/2019	$9,843	$13,840	$11,171
12/31/2019	$10,088	$14,240	$11,562
1/31/2020	$9,504	$14,224	$10,939
2/29/2020	$8,664	$13,060	$9,876
3/31/2020	$6,216	$11,264	$7,439
4/30/2020	$7,097	$12,755	$8,357
5/31/2020	$7,445	$13,438	$8,597
6/30/2020	$7,630	$13,745	$8,846
7/31/2020	$7,927	$14,525	$9,028
8/31/2020	$8,326	$15,577	$9,514
9/30/2020	$7,865	$15,010	$9,072
10/31/2020	$8,326	$14,686	$9,396
11/30/2020	$9,903	$16,473	$11,210
12/31/2020	$10,651	$17,214	$12,098
1/31/2021	$10,979	$17,137	$12,735
2/28/2021	$11,921	$17,673	$13,931
3/31/2021	$12,679	$18,307	$14,659
4/30/2021	$12,914	$19,250	$14,956
5/31/2021	$13,324	$19,338	$15,421
6/30/2021	$13,047	$19,815	$15,328
7/31/2021	$12,740	$20,150	$14,779
8/31/2021	$12,904	$20,725	$15,175
9/30/2021	$12,761	$19,795	$14,871
10/31/2021	$13,222	$21,133	$15,438
11/30/2021	$12,884	$20,812	$14,910
12/31/2021	$13,569	$21,631	$15,519
1/31/2022	$12,844	$20,359	$14,614
2/28/2022	$13,346	$19,846	$14,856
3/31/2022	$13,346	$20,490	$15,146
4/30/2022	$12,509	$18,651	$13,971
5/31/2022	$12,825	$18,626	$14,239
6/30/2022	$11,450	$17,068	$12,832
7/31/2022	$12,509	$18,669	$14,075
8/31/2022	$11,989	$17,972	$13,630
9/30/2022	$10,799	$16,306	$12,241
10/31/2022	$12,175	$17,643	$13,782
11/30/2022	$12,751	$18,564	$14,203
12/31/2022	$11,806	$17,477	$13,271
1/31/2023	$12,937	$18,680	$14,537
2/28/2023	$12,620	$18,244	$14,202
3/31/2023	$11,761	$18,731	$13,184
4/30/2023	$11,557	$18,931	$12,855
5/31/2023	$11,060	$19,005	$12,602
6/30/2023	$11,919	$20,302	$13,603
7/31/2023	$12,711	$21,030	$14,630
8/31/2023	$12,077	$20,624	$13,926
9/30/2023	$11,421	$19,642	$13,201
10/31/2023	$10,539	$19,121	$12,413
11/30/2023	$11,376	$20,904	$13,531
12/31/2023	$12,773	$22,013	$15,215
1/31/2024	$12,192	$22,257	$14,524
2/29/2024	$12,541	$23,462	$14,999
3/31/2024	$13,191	$24,219	$15,656
4/30/2024	$12,355	$23,153	$14,658
5/31/2024	$13,144	$24,247	$15,344
6/30/2024	$12,912	$24,997	$15,085
7/31/2024	$14,422	$25,462	$16,924
8/31/2024	$14,352	$26,016	$16,606
9/30/2024	$14,352	$26,555	$16,617
10/31/2024	$14,213	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class A with Load	27.47%	6.76%	4.78%
Class A	34.85%	7.97%	5.56%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000112971
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class C
Trading Symbol		TSLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$240	2.05%

Expenses Paid, Amount		$ 240
Expense Ratio, Percent		2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
4/30/2017	$10,172	$10,119	$10,080
5/31/2017	$9,891	$10,222	$9,766
6/30/2017	$10,263	$10,315	$10,108
7/31/2017	$10,299	$10,509	$10,172
8/31/2017	$10,054	$10,529	$9,922
9/30/2017	$10,670	$10,786	$10,624
10/31/2017	$10,734	$11,021	$10,638
11/30/2017	$10,987	$11,356	$10,946
12/31/2017	$10,869	$11,470	$10,842
1/31/2018	$11,217	$12,074	$10,975
2/28/2018	$10,435	$11,629	$10,426
3/31/2018	$10,416	$11,396	$10,555
4/30/2018	$10,369	$11,439	$10,738
5/31/2018	$10,963	$11,762	$11,363
6/30/2018	$10,887	$11,839	$11,432
7/31/2018	$11,001	$12,232	$11,634
8/31/2018	$11,359	$12,661	$11,911
9/30/2018	$10,944	$12,682	$11,615
10/31/2018	$9,888	$11,748	$10,575
11/30/2018	$10,077	$11,984	$10,746
12/31/2018	$8,745	$10,868	$9,447
1/31/2019	$9,941	$11,801	$10,480
2/28/2019	$10,295	$12,216	$10,888
3/31/2019	$9,796	$12,395	$10,574
4/30/2019	$10,315	$12,890	$10,974
5/31/2019	$9,255	$12,056	$10,077
6/30/2019	$9,910	$12,902	$10,719
7/31/2019	$9,941	$13,094	$10,736
8/31/2019	$9,265	$12,827	$10,137
9/30/2019	$9,952	$13,052	$10,658
10/31/2019	$10,056	$13,333	$10,916
11/30/2019	$10,222	$13,840	$11,171
12/31/2019	$10,460	$14,240	$11,562
1/31/2020	$9,848	$14,224	$10,939
2/29/2020	$8,978	$13,060	$9,876
3/31/2020	$6,433	$11,264	$7,439
4/30/2020	$7,346	$12,755	$8,357
5/31/2020	$7,689	$13,438	$8,597
6/30/2020	$7,883	$13,745	$8,846
7/31/2020	$8,194	$14,525	$9,028
8/31/2020	$8,592	$15,577	$9,514
9/30/2020	$8,119	$15,010	$9,072
10/31/2020	$8,581	$14,686	$9,396
11/30/2020	$10,192	$16,473	$11,210
12/31/2020	$10,965	$17,214	$12,098
1/31/2021	$11,298	$17,137	$12,735
2/28/2021	$12,265	$17,673	$13,931
3/31/2021	$13,038	$18,307	$14,659
4/30/2021	$13,263	$19,250	$14,956
5/31/2021	$13,671	$19,338	$15,421
6/30/2021	$13,392	$19,815	$15,328
7/31/2021	$13,059	$20,150	$14,779
8/31/2021	$13,220	$20,725	$15,175
9/30/2021	$13,059	$19,795	$14,871
10/31/2021	$13,532	$21,133	$15,438
11/30/2021	$13,188	$20,812	$14,910
12/31/2021	$13,873	$21,631	$15,519
1/31/2022	$13,122	$20,359	$14,614
2/28/2022	$13,636	$19,846	$14,856
3/31/2022	$13,616	$20,490	$15,146
4/30/2022	$12,747	$18,651	$13,971
5/31/2022	$13,063	$18,626	$14,239
6/30/2022	$11,660	$17,068	$12,832
7/31/2022	$12,786	$18,669	$14,075
8/31/2022	$12,253	$17,972	$13,630
9/30/2022	$11,028	$16,306	$12,241
10/31/2022	$12,411	$17,643	$13,782
11/30/2022	$13,004	$18,564	$14,203
12/31/2022	$12,027	$17,477	$13,271
1/31/2023	$13,186	$18,680	$14,537
2/28/2023	$12,848	$18,244	$14,202
3/31/2023	$11,955	$18,731	$13,184
4/30/2023	$11,737	$18,931	$12,855
5/31/2023	$11,230	$19,005	$12,602
6/30/2023	$12,100	$20,302	$13,603
7/31/2023	$12,897	$21,030	$14,630
8/31/2023	$12,245	$20,624	$13,926
9/30/2023	$11,592	$19,642	$13,201
10/31/2023	$10,675	$19,121	$12,413
11/30/2023	$11,520	$20,904	$13,531
12/31/2023	$12,918	$22,013	$15,215
1/31/2024	$12,327	$22,257	$14,524
2/29/2024	$12,672	$23,462	$14,999
3/31/2024	$13,337	$24,219	$15,656
4/30/2024	$12,450	$23,153	$14,658
5/31/2024	$13,263	$24,247	$15,344
6/30/2024	$13,017	$24,997	$15,085
7/31/2024	$14,521	$25,462	$16,924
8/31/2024	$14,447	$26,016	$16,606
9/30/2024	$14,447	$26,555	$16,617
10/31/2024	$14,299	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class C with Load	32.95%	7.29%	4.86%
Class C	33.95%	7.29%	4.86%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000112972
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class I
Trading Symbol		TSLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	0.99%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
4/30/2017	$10,170	$10,119	$10,080
5/31/2017	$9,901	$10,222	$9,766
6/30/2017	$10,287	$10,315	$10,108
7/31/2017	$10,332	$10,509	$10,172
8/31/2017	$10,090	$10,529	$9,922
9/30/2017	$10,717	$10,786	$10,624
10/31/2017	$10,789	$11,021	$10,638
11/30/2017	$11,049	$11,356	$10,946
12/31/2017	$10,948	$11,470	$10,842
1/31/2018	$11,304	$12,074	$10,975
2/28/2018	$10,526	$11,629	$10,426
3/31/2018	$10,508	$11,396	$10,555
4/30/2018	$10,480	$11,439	$10,738
5/31/2018	$11,088	$11,762	$11,363
6/30/2018	$11,023	$11,839	$11,432
7/31/2018	$11,145	$12,232	$11,634
8/31/2018	$11,519	$12,661	$11,911
9/30/2018	$11,098	$12,682	$11,615
10/31/2018	$10,049	$11,748	$10,575
11/30/2018	$10,255	$11,984	$10,746
12/31/2018	$8,909	$10,868	$9,447
1/31/2019	$10,137	$11,801	$10,480
2/28/2019	$10,502	$12,216	$10,888
3/31/2019	$10,002	$12,395	$10,574
4/30/2019	$10,543	$12,890	$10,974
5/31/2019	$9,461	$12,056	$10,077
6/30/2019	$10,148	$12,902	$10,719
7/31/2019	$10,189	$13,094	$10,736
8/31/2019	$9,502	$12,827	$10,137
9/30/2019	$10,210	$13,052	$10,658
10/31/2019	$10,335	$13,333	$10,916
11/30/2019	$10,502	$13,840	$11,171
12/31/2019	$10,766	$14,240	$11,562
1/31/2020	$10,148	$14,224	$10,939
2/29/2020	$9,248	$13,060	$9,876
3/31/2020	$6,646	$11,264	$7,439
4/30/2020	$7,579	$12,755	$8,357
5/31/2020	$7,947	$13,438	$8,597
6/30/2020	$8,153	$13,745	$8,846
7/31/2020	$8,478	$14,525	$9,028
8/31/2020	$8,901	$15,577	$9,514
9/30/2020	$8,413	$15,010	$9,072
10/31/2020	$8,912	$14,686	$9,396
11/30/2020	$10,593	$16,473	$11,210
12/31/2020	$11,403	$17,214	$12,098
1/31/2021	$11,761	$17,137	$12,735
2/28/2021	$12,771	$17,673	$13,931
3/31/2021	$13,585	$18,307	$14,659
4/30/2021	$13,835	$19,250	$14,956
5/31/2021	$14,280	$19,338	$15,421
6/30/2021	$13,987	$19,815	$15,328
7/31/2021	$13,661	$20,150	$14,779
8/31/2021	$13,846	$20,725	$15,175
9/30/2021	$13,683	$19,795	$14,871
10/31/2021	$14,183	$21,133	$15,438
11/30/2021	$13,835	$20,812	$14,910
12/31/2021	$14,579	$21,631	$15,519
1/31/2022	$13,794	$20,359	$14,614
2/28/2022	$14,343	$19,846	$14,856
3/31/2022	$14,343	$20,490	$15,146
4/30/2022	$13,441	$18,651	$13,971
5/31/2022	$13,774	$18,626	$14,239
6/30/2022	$12,303	$17,068	$12,832
7/31/2022	$13,441	$18,669	$14,075
8/31/2022	$12,891	$17,972	$13,630
9/30/2022	$11,616	$16,306	$12,241
10/31/2022	$13,088	$17,643	$13,782
11/30/2022	$13,715	$18,564	$14,203
12/31/2022	$12,709	$17,477	$13,271
1/31/2023	$13,925	$18,680	$14,537
2/28/2023	$13,591	$18,244	$14,202
3/31/2023	$12,661	$18,731	$13,184
4/30/2023	$12,447	$18,931	$12,855
5/31/2023	$11,922	$19,005	$12,602
6/30/2023	$12,828	$20,302	$13,603
7/31/2023	$13,710	$21,030	$14,630
8/31/2023	$13,019	$20,624	$13,926
9/30/2023	$12,327	$19,642	$13,201
10/31/2023	$11,374	$19,121	$12,413
11/30/2023	$12,280	$20,904	$13,531
12/31/2023	$13,782	$22,013	$15,215
1/31/2024	$13,162	$22,257	$14,524
2/29/2024	$13,543	$23,462	$14,999
3/31/2024	$14,259	$24,219	$15,656
4/30/2024	$13,329	$23,153	$14,658
5/31/2024	$14,211	$24,247	$15,344
6/30/2024	$13,949	$24,997	$15,085
7/31/2024	$15,570	$25,462	$16,924
8/31/2024	$15,523	$26,016	$16,606
9/30/2024	$15,523	$26,555	$16,617
10/31/2024	$15,379	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class I	35.22%	8.27%	5.88%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000112973
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$105	0.89%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
4/30/2017	$10,170	$10,119	$10,080
5/31/2017	$9,901	$10,222	$9,766
6/30/2017	$10,287	$10,315	$10,108
7/31/2017	$10,332	$10,509	$10,172
8/31/2017	$10,099	$10,529	$9,922
9/30/2017	$10,726	$10,786	$10,624
10/31/2017	$10,789	$11,021	$10,638
11/30/2017	$11,057	$11,356	$10,946
12/31/2017	$10,952	$11,470	$10,842
1/31/2018	$11,308	$12,074	$10,975
2/28/2018	$10,540	$11,629	$10,426
3/31/2018	$10,522	$11,396	$10,555
4/30/2018	$10,484	$11,439	$10,738
5/31/2018	$11,093	$11,762	$11,363
6/30/2018	$11,027	$11,839	$11,432
7/31/2018	$11,149	$12,232	$11,634
8/31/2018	$11,533	$12,661	$11,911
9/30/2018	$11,112	$12,682	$11,615
10/31/2018	$10,054	$11,748	$10,575
11/30/2018	$10,250	$11,984	$10,746
12/31/2018	$8,905	$10,868	$9,447
1/31/2019	$10,143	$11,801	$10,480
2/28/2019	$10,507	$12,216	$10,888
3/31/2019	$9,998	$12,395	$10,574
4/30/2019	$10,549	$12,890	$10,974
5/31/2019	$9,467	$12,056	$10,077
6/30/2019	$10,154	$12,902	$10,719
7/31/2019	$10,195	$13,094	$10,736
8/31/2019	$9,509	$12,827	$10,137
9/30/2019	$10,216	$13,052	$10,658
10/31/2019	$10,341	$13,333	$10,916
11/30/2019	$10,507	$13,840	$11,171
12/31/2019	$10,780	$14,240	$11,562
1/31/2020	$10,151	$14,224	$10,939
2/29/2020	$9,262	$13,060	$9,876
3/31/2020	$6,648	$11,264	$7,439
4/30/2020	$7,592	$12,755	$8,357
5/31/2020	$7,960	$13,438	$8,597
6/30/2020	$8,166	$13,745	$8,846
7/31/2020	$8,481	$14,525	$9,028
8/31/2020	$8,904	$15,577	$9,514
9/30/2020	$8,427	$15,010	$9,072
10/31/2020	$8,926	$14,686	$9,396
11/30/2020	$10,607	$16,473	$11,210
12/31/2020	$11,417	$17,214	$12,098
1/31/2021	$11,776	$17,137	$12,735
2/28/2021	$12,787	$17,673	$13,931
3/31/2021	$13,603	$18,307	$14,659
4/30/2021	$13,853	$19,250	$14,956
5/31/2021	$14,299	$19,338	$15,421
6/30/2021	$14,016	$19,815	$15,328
7/31/2021	$13,690	$20,150	$14,779
8/31/2021	$13,875	$20,725	$15,175
9/30/2021	$13,722	$19,795	$14,871
10/31/2021	$14,223	$21,133	$15,438
11/30/2021	$13,864	$20,812	$14,910
12/31/2021	$14,612	$21,631	$15,519
1/31/2022	$13,825	$20,359	$14,614
2/28/2022	$14,376	$19,846	$14,856
3/31/2022	$14,376	$20,490	$15,146
4/30/2022	$13,471	$18,651	$13,971
5/31/2022	$13,825	$18,626	$14,239
6/30/2022	$12,350	$17,068	$12,832
7/31/2022	$13,491	$18,669	$14,075
8/31/2022	$12,921	$17,972	$13,630
9/30/2022	$11,642	$16,306	$12,241
10/31/2022	$13,137	$17,643	$13,782
11/30/2022	$13,766	$18,564	$14,203
12/31/2022	$12,751	$17,477	$13,271
1/31/2023	$13,971	$18,680	$14,537
2/28/2023	$13,636	$18,244	$14,202
3/31/2023	$12,703	$18,731	$13,184
4/30/2023	$12,488	$18,931	$12,855
5/31/2023	$11,962	$19,005	$12,602
6/30/2023	$12,895	$20,302	$13,603
7/31/2023	$13,756	$21,030	$14,630
8/31/2023	$13,086	$20,624	$13,926
9/30/2023	$12,368	$19,642	$13,201
10/31/2023	$11,412	$19,121	$12,413
11/30/2023	$12,345	$20,904	$13,531
12/31/2023	$13,851	$22,013	$15,215
1/31/2024	$13,235	$22,257	$14,524
2/29/2024	$13,604	$23,462	$14,999
3/31/2024	$14,319	$24,219	$15,656
4/30/2024	$13,407	$23,153	$14,658
5/31/2024	$14,270	$24,247	$15,344
6/30/2024	$14,023	$24,997	$15,085
7/31/2024	$15,650	$25,462	$16,924
8/31/2024	$15,601	$26,016	$16,606
9/30/2024	$15,601	$26,555	$16,617
10/31/2024	$15,453	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class I2	35.41%	8.37%	5.95%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171819
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class I3
Trading Symbol		TSLTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I3	$105	0.89%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I3	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
4/30/2017	$10,179	$10,119	$10,080
5/31/2017	$9,910	$10,222	$9,766
6/30/2017	$10,296	$10,315	$10,108
7/31/2017	$10,350	$10,509	$10,172
8/31/2017	$10,108	$10,529	$9,922
9/30/2017	$10,735	$10,786	$10,624
10/31/2017	$10,807	$11,021	$10,638
11/30/2017	$11,076	$11,356	$10,946
12/31/2017	$10,973	$11,470	$10,842
1/31/2018	$11,328	$12,074	$10,975
2/28/2018	$10,552	$11,629	$10,426
3/31/2018	$10,542	$11,396	$10,555
4/30/2018	$10,505	$11,439	$10,738
5/31/2018	$11,113	$11,762	$11,363
6/30/2018	$11,057	$11,839	$11,432
7/31/2018	$11,178	$12,232	$11,634
8/31/2018	$11,552	$12,661	$11,911
9/30/2018	$11,141	$12,682	$11,615
10/31/2018	$10,075	$11,748	$10,575
11/30/2018	$10,262	$11,984	$10,746
12/31/2018	$8,919	$10,868	$9,447
1/31/2019	$10,146	$11,801	$10,480
2/28/2019	$10,510	$12,216	$10,888
3/31/2019	$10,011	$12,395	$10,574
4/30/2019	$10,551	$12,890	$10,974
5/31/2019	$9,470	$12,056	$10,077
6/30/2019	$10,156	$12,902	$10,719
7/31/2019	$10,198	$13,094	$10,736
8/31/2019	$9,522	$12,827	$10,137
9/30/2019	$10,229	$13,052	$10,658
10/31/2019	$10,354	$13,333	$10,916
11/30/2019	$10,520	$13,840	$11,171
12/31/2019	$10,784	$14,240	$11,562
1/31/2020	$10,166	$14,224	$10,939
2/29/2020	$9,266	$13,060	$9,876
3/31/2020	$6,654	$11,264	$7,439
4/30/2020	$7,597	$12,755	$8,357
5/31/2020	$7,966	$13,438	$8,597
6/30/2020	$8,172	$13,745	$8,846
7/31/2020	$8,497	$14,525	$9,028
8/31/2020	$8,920	$15,577	$9,514
9/30/2020	$8,432	$15,010	$9,072
10/31/2020	$8,930	$14,686	$9,396
11/30/2020	$10,621	$16,473	$11,210
12/31/2020	$11,429	$17,214	$12,098
1/31/2021	$11,788	$17,137	$12,735
2/28/2021	$12,809	$17,673	$13,931
3/31/2021	$13,624	$18,307	$14,659
4/30/2021	$13,874	$19,250	$14,956
5/31/2021	$14,319	$19,338	$15,421
6/30/2021	$14,037	$19,815	$15,328
7/31/2021	$13,700	$20,150	$14,779
8/31/2021	$13,885	$20,725	$15,175
9/30/2021	$13,733	$19,795	$14,871
10/31/2021	$14,232	$21,133	$15,438
11/30/2021	$13,885	$20,812	$14,910
12/31/2021	$14,627	$21,631	$15,519
1/31/2022	$13,843	$20,359	$14,614
2/28/2022	$14,392	$19,846	$14,856
3/31/2022	$14,392	$20,490	$15,146
4/30/2022	$13,490	$18,651	$13,971
5/31/2022	$13,823	$18,626	$14,239
6/30/2022	$12,353	$17,068	$12,832
7/31/2022	$13,490	$18,669	$14,075
8/31/2022	$12,941	$17,972	$13,630
9/30/2022	$11,647	$16,306	$12,241
10/31/2022	$13,137	$17,643	$13,782
11/30/2022	$13,764	$18,564	$14,203
12/31/2022	$12,748	$17,477	$13,271
1/31/2023	$13,987	$18,680	$14,537
2/28/2023	$13,653	$18,244	$14,202
3/31/2023	$12,724	$18,731	$13,184
4/30/2023	$12,510	$18,931	$12,855
5/31/2023	$11,962	$19,005	$12,602
6/30/2023	$12,891	$20,302	$13,603
7/31/2023	$13,773	$21,030	$14,630
8/31/2023	$13,082	$20,624	$13,926
9/30/2023	$12,391	$19,642	$13,201
10/31/2023	$11,414	$19,121	$12,413
11/30/2023	$12,343	$20,904	$13,531
12/31/2023	$13,869	$22,013	$15,215
1/31/2024	$13,255	$22,257	$14,524
2/29/2024	$13,623	$23,462	$14,999
3/31/2024	$14,335	$24,219	$15,656
4/30/2024	$13,427	$23,153	$14,658
5/31/2024	$14,286	$24,247	$15,344
6/30/2024	$14,041	$24,997	$15,085
7/31/2024	$15,685	$25,462	$16,924
8/31/2024	$15,636	$26,016	$16,606
9/30/2024	$15,636	$26,555	$16,617
10/31/2024	$15,489	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class I3	35.70%	8.39%	5.98%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171817
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class R
Trading Symbol		TRSLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$163	1.39%

Expenses Paid, Amount		$ 163
Expense Ratio, Percent		1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
4/30/2017	$10,179	$10,119	$10,080
5/31/2017	$9,901	$10,222	$9,766
6/30/2017	$10,287	$10,315	$10,108
7/31/2017	$10,332	$10,509	$10,172
8/31/2017	$10,090	$10,529	$9,922
9/30/2017	$10,709	$10,786	$10,624
10/31/2017	$10,771	$11,021	$10,638
11/30/2017	$11,031	$11,356	$10,946
12/31/2017	$10,923	$11,470	$10,842
1/31/2018	$11,278	$12,074	$10,975
2/28/2018	$10,503	$11,629	$10,426
3/31/2018	$10,485	$11,396	$10,555
4/30/2018	$10,438	$11,439	$10,738
5/31/2018	$11,044	$11,762	$11,363
6/30/2018	$10,979	$11,839	$11,432
7/31/2018	$11,091	$12,232	$11,634
8/31/2018	$11,464	$12,661	$11,911
9/30/2018	$11,044	$12,682	$11,615
10/31/2018	$9,990	$11,748	$10,575
11/30/2018	$10,186	$11,984	$10,746
12/31/2018	$8,843	$10,868	$9,447
1/31/2019	$10,068	$11,801	$10,480
2/28/2019	$10,428	$12,216	$10,888
3/31/2019	$9,914	$12,395	$10,574
4/30/2019	$10,449	$12,890	$10,974
5/31/2019	$9,378	$12,056	$10,077
6/30/2019	$10,058	$12,902	$10,719
7/31/2019	$10,089	$13,094	$10,736
8/31/2019	$9,409	$12,827	$10,137
9/30/2019	$10,109	$13,052	$10,658
10/31/2019	$10,223	$13,333	$10,916
11/30/2019	$10,398	$13,840	$11,171
12/31/2019	$10,654	$14,240	$11,562
1/31/2020	$10,035	$14,224	$10,939
2/29/2020	$9,149	$13,060	$9,876
3/31/2020	$6,566	$11,264	$7,439
4/30/2020	$7,484	$12,755	$8,357
5/31/2020	$7,847	$13,438	$8,597
6/30/2020	$8,050	$13,745	$8,846
7/31/2020	$8,359	$14,525	$9,028
8/31/2020	$8,775	$15,577	$9,514
9/30/2020	$8,295	$15,010	$9,072
10/31/2020	$8,786	$14,686	$9,396
11/30/2020	$10,441	$16,473	$11,210
12/31/2020	$11,231	$17,214	$12,098
1/31/2021	$11,583	$17,137	$12,735
2/28/2021	$12,576	$17,673	$13,931
3/31/2021	$13,366	$18,307	$14,659
4/30/2021	$13,612	$19,250	$14,956
5/31/2021	$14,039	$19,338	$15,421
6/30/2021	$13,761	$19,815	$15,328
7/31/2021	$13,430	$20,150	$14,779
8/31/2021	$13,601	$20,725	$15,175
9/30/2021	$13,451	$19,795	$14,871
10/31/2021	$13,932	$21,133	$15,438
11/30/2021	$13,580	$20,812	$14,910
12/31/2021	$14,308	$21,631	$15,519
1/31/2022	$13,542	$20,359	$14,614
2/28/2022	$14,078	$19,846	$14,856
3/31/2022	$14,059	$20,490	$15,146
4/30/2022	$13,178	$18,651	$13,971
5/31/2022	$13,504	$18,626	$14,239
6/30/2022	$12,048	$17,068	$12,832
7/31/2022	$13,159	$18,669	$14,075
8/31/2022	$12,622	$17,972	$13,630
9/30/2022	$11,358	$16,306	$12,241
10/31/2022	$12,795	$17,643	$13,782
11/30/2022	$13,408	$18,564	$14,203
12/31/2022	$12,405	$17,477	$13,271
1/31/2023	$13,608	$18,680	$14,537
2/28/2023	$13,261	$18,244	$14,202
3/31/2023	$12,358	$18,731	$13,184
4/30/2023	$12,150	$18,931	$12,855
5/31/2023	$11,618	$19,005	$12,602
6/30/2023	$12,520	$20,302	$13,603
7/31/2023	$13,353	$21,030	$14,630
8/31/2023	$12,705	$20,624	$13,926
9/30/2023	$12,011	$19,642	$13,201
10/31/2023	$11,062	$19,121	$12,413
11/30/2023	$11,965	$20,904	$13,531
12/31/2023	$13,430	$22,013	$15,215
1/31/2024	$12,813	$22,257	$14,524
2/29/2024	$13,169	$23,462	$14,999
3/31/2024	$13,881	$24,219	$15,656
4/30/2024	$12,979	$23,153	$14,658
5/31/2024	$13,809	$24,247	$15,344
6/30/2024	$13,572	$24,997	$15,085
7/31/2024	$15,138	$25,462	$16,924
8/31/2024	$15,091	$26,016	$16,606
9/30/2024	$15,091	$26,555	$16,617
10/31/2024	$14,925	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class R	34.91%	7.86%	5.46%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000171818
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class R4
Trading Symbol		TSLFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.10%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 3000® Index	Russell 2000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,052	$10,242	$9,954
12/31/2014	$10,360	$10,242	$10,225
1/31/2015	$10,050	$9,957	$9,800
2/28/2015	$10,604	$10,534	$10,255
3/31/2015	$10,787	$10,427	$10,428
4/30/2015	$10,533	$10,474	$10,205
5/31/2015	$10,590	$10,619	$10,290
6/30/2015	$10,882	$10,441	$10,303
7/31/2015	$10,576	$10,616	$10,019
8/31/2015	$10,058	$9,975	$9,527
9/30/2015	$9,728	$9,684	$9,197
10/31/2015	$10,199	$10,449	$9,712
11/30/2015	$10,279	$10,507	$9,988
12/31/2015	$9,704	$10,291	$9,462
1/31/2016	$9,072	$9,711	$8,826
2/29/2016	$9,128	$9,707	$8,886
3/31/2016	$9,732	$10,391	$9,623
4/30/2016	$9,727	$10,455	$9,827
5/31/2016	$9,902	$10,642	$10,007
6/30/2016	$9,803	$10,664	$10,037
7/31/2016	$10,249	$11,087	$10,579
8/31/2016	$10,301	$11,116	$10,842
9/30/2016	$10,336	$11,133	$10,927
10/31/2016	$9,985	$10,892	$10,568
11/30/2016	$10,954	$11,380	$11,971
12/31/2016	$11,572	$11,602	$12,465
1/31/2017	$11,453	$11,820	$12,376
2/28/2017	$11,581	$12,260	$12,555
3/31/2017	$11,471	$12,268	$12,449
4/30/2017	$11,685	$12,398	$12,498
5/31/2017	$11,355	$12,525	$12,109
6/30/2017	$11,787	$12,638	$12,532
7/31/2017	$11,849	$12,876	$12,612
8/31/2017	$11,571	$12,901	$12,302
9/30/2017	$12,292	$13,216	$13,173
10/31/2017	$12,364	$13,504	$13,190
11/30/2017	$12,673	$13,914	$13,572
12/31/2017	$12,549	$14,053	$13,442
1/31/2018	$12,955	$14,794	$13,608
2/28/2018	$12,067	$14,249	$12,927
3/31/2018	$12,045	$13,963	$13,087
4/30/2018	$12,003	$14,016	$13,314
5/31/2018	$12,698	$14,412	$14,089
6/30/2018	$12,624	$14,506	$14,174
7/31/2018	$12,763	$14,987	$14,424
8/31/2018	$13,202	$15,514	$14,768
9/30/2018	$12,720	$15,539	$14,401
10/31/2018	$11,499	$14,395	$13,112
11/30/2018	$11,713	$14,683	$13,323
12/31/2018	$10,171	$13,317	$11,713
1/31/2019	$11,581	$14,460	$12,994
2/28/2019	$11,996	$14,968	$13,499
3/31/2019	$11,415	$15,187	$13,110
4/30/2019	$12,032	$15,793	$13,606
5/31/2019	$10,799	$14,771	$12,494
6/30/2019	$11,581	$15,809	$13,290
7/31/2019	$11,629	$16,044	$13,311
8/31/2019	$10,846	$15,717	$12,569
9/30/2019	$11,652	$15,993	$13,214
10/31/2019	$11,795	$16,337	$13,534
11/30/2019	$11,984	$16,958	$13,851
12/31/2019	$12,280	$17,447	$14,336
1/31/2020	$11,576	$17,428	$13,563
2/29/2020	$10,552	$16,002	$12,245
3/31/2020	$7,578	$13,801	$9,224
4/30/2020	$8,651	$15,629	$10,361
5/31/2020	$9,071	$16,465	$10,659
6/30/2020	$9,305	$16,841	$10,967
7/31/2020	$9,663	$17,797	$11,194
8/31/2020	$10,144	$19,087	$11,797
9/30/2020	$9,589	$18,392	$11,248
10/31/2020	$10,157	$17,995	$11,650
11/30/2020	$12,070	$20,184	$13,899
12/31/2020	$12,990	$21,092	$15,000
1/31/2021	$13,398	$20,998	$15,789
2/28/2021	$14,546	$21,654	$17,273
3/31/2021	$15,472	$22,431	$18,175
4/30/2021	$15,756	$23,587	$18,543
5/31/2021	$16,262	$23,695	$19,120
6/30/2021	$15,929	$24,279	$19,004
7/31/2021	$15,546	$24,689	$18,324
8/31/2021	$15,756	$25,393	$18,815
9/30/2021	$15,571	$24,254	$18,438
10/31/2021	$16,139	$25,894	$19,141
11/30/2021	$15,744	$25,500	$18,487
12/31/2021	$16,582	$26,504	$19,241
1/31/2022	$15,694	$24,945	$18,119
2/28/2022	$16,315	$24,317	$18,419
3/31/2022	$16,293	$25,105	$18,779
4/30/2022	$15,272	$22,852	$17,322
5/31/2022	$15,671	$22,822	$17,654
6/30/2022	$13,984	$20,912	$15,910
7/31/2022	$15,272	$22,874	$17,451
8/31/2022	$14,650	$22,021	$16,899
9/30/2022	$13,185	$19,979	$15,177
10/31/2022	$14,872	$21,617	$17,087
11/30/2022	$15,583	$22,745	$17,609
12/31/2022	$14,426	$21,414	$16,454
1/31/2023	$15,799	$22,888	$18,024
2/28/2023	$15,422	$22,353	$17,609
3/31/2023	$14,372	$22,951	$16,346
4/30/2023	$14,130	$23,196	$15,938
5/31/2023	$13,511	$23,286	$15,625
6/30/2023	$14,561	$24,876	$16,866
7/31/2023	$15,556	$25,768	$18,139
8/31/2023	$14,776	$25,270	$17,266
9/30/2023	$13,995	$24,067	$16,367
10/31/2023	$12,892	$23,429	$15,391
11/30/2023	$13,942	$25,613	$16,776
12/31/2023	$15,632	$26,972	$18,864
1/31/2024	$14,940	$27,271	$18,007
2/29/2024	$15,355	$28,747	$18,596
3/31/2024	$16,158	$29,674	$19,411
4/30/2024	$15,134	$28,369	$18,174
5/31/2024	$16,102	$29,709	$19,024
6/30/2024	$15,826	$30,629	$18,704
7/31/2024	$17,652	$31,198	$20,983
8/31/2024	$17,596	$31,877	$20,589
9/30/2024	$17,596	$32,537	$20,602
10/31/2024	$17,430	$32,298	$20,280

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R4	35.20%	8.12%	5.71%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000172145
Shareholder Report [Line Items]
Fund Name		Transamerica Small Cap Value
Class Name		Class R6
Trading Symbol		TSLRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$105	0.89%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This discussion pertains to the period from November 1, 2023 through August 30, 2024, during which Peregrine Capital Management, LLC served as the Fund’s sub-adviser.

The Fund’s performance during the period was driven primarily by its real estate holdings. The Fund experienced a strong relative performance move in these names as they bounced off multi-year lows in anticipation of the U.S. Federal Reserve (the “Fed”) starting to cut rates, after leaving them higher for many years to quell inflation. Outfront Media, Inc. and American Healthcare REIT, Inc. were top performers within this sector.

Financials, which lagged the broader market badly in 2023, saw a strong performance climb for the period, making this sector the Fund’s absolute top performing sector. The Fund’s performance in this sector nearly matched that of the financials within the Russell 2000® Value Index.

The Fund’s industrial holdings were the relative laggards for the period. The Fund’s holdings included exposure to the agricultural equipment space, which was the primary reason for the underperformance in this sector for the Fund.

This discussion pertains to the period from August 31, 2024 through October 31, 2024, during which Systematic Financial Management, L.P. served as the Fund’s sub-adviser.

The Fund posted slightly negative absolute returns during the period. The Fund outperformed the Russell 2000® Value Index, a Fund benchmark, during the period. This period saw the culmination of almost a year’s worth of investor debate over the timing and pace of the Fed’s pivot away from the tight monetary policy in place since the pandemic.

From a sector attribution perspective, stock selection drove the Fund’s performance in the period, led by the industrials and consumer discretionary sectors, both of which benefited from the cyclical rotation catalyzed by the Fed’s interest rate pivot. The Fund underperformed in the information technology and consumer staples sectors, with the former hurt by weak returns in the semiconductor industry. Sector allocation, meanwhile, was a slight headwind in the period. An overweight to information technology had a slightly favorable effect on relative performance, while an underweight to materials more than offset that impact, producing a net negative effect.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Value Index
4/21/2017	$10,000	$10,000	$10,000
4/30/2017	$10,169	$10,119	$10,080
5/31/2017	$9,893	$10,222	$9,766
6/30/2017	$10,276	$10,315	$10,108
7/31/2017	$10,330	$10,509	$10,172
8/31/2017	$10,089	$10,529	$9,922
9/30/2017	$10,722	$10,786	$10,624
10/31/2017	$10,793	$11,021	$10,638
11/30/2017	$11,052	$11,356	$10,946
12/31/2017	$10,947	$11,470	$10,842
1/31/2018	$11,311	$12,074	$10,975
2/28/2018	$10,538	$11,629	$10,426
3/31/2018	$10,519	$11,396	$10,555
4/30/2018	$10,482	$11,439	$10,738
5/31/2018	$11,087	$11,762	$11,363
6/30/2018	$11,022	$11,839	$11,432
7/31/2018	$11,143	$12,232	$11,634
8/31/2018	$11,525	$12,661	$11,911
9/30/2018	$11,106	$12,682	$11,615
10/31/2018	$10,054	$11,748	$10,575
11/30/2018	$10,249	$11,984	$10,746
12/31/2018	$8,903	$10,868	$9,447
1/31/2019	$10,133	$11,801	$10,480
2/28/2019	$10,505	$12,216	$10,888
3/31/2019	$9,999	$12,395	$10,574
4/30/2019	$10,536	$12,890	$10,974
5/31/2019	$9,461	$12,056	$10,077
6/30/2019	$10,143	$12,902	$10,719
7/31/2019	$10,185	$13,094	$10,736
8/31/2019	$9,513	$12,827	$10,137
9/30/2019	$10,216	$13,052	$10,658
10/31/2019	$10,340	$13,333	$10,916
11/30/2019	$10,505	$13,840	$11,171
12/31/2019	$10,778	$14,240	$11,562
1/31/2020	$10,152	$14,224	$10,939
2/29/2020	$9,258	$13,060	$9,876
3/31/2020	$6,650	$11,264	$7,439
4/30/2020	$7,587	$12,755	$8,357
5/31/2020	$7,954	$13,438	$8,597
6/30/2020	$8,159	$13,745	$8,846
7/31/2020	$8,482	$14,525	$9,028
8/31/2020	$8,913	$15,577	$9,514
9/30/2020	$8,428	$15,010	$9,072
10/31/2020	$8,924	$14,686	$9,396
11/30/2020	$10,605	$16,473	$11,210
12/31/2020	$11,421	$17,214	$12,098
1/31/2021	$11,778	$17,137	$12,735
2/28/2021	$12,793	$17,673	$13,931
3/31/2021	$13,615	$18,307	$14,659
4/30/2021	$13,863	$19,250	$14,956
5/31/2021	$14,306	$19,338	$15,421
6/30/2021	$14,025	$19,815	$15,328
7/31/2021	$13,690	$20,150	$14,779
8/31/2021	$13,874	$20,725	$15,175
9/30/2021	$13,723	$19,795	$14,871
10/31/2021	$14,220	$21,133	$15,438
11/30/2021	$13,874	$20,812	$14,910
12/31/2021	$14,606	$21,631	$15,519
1/31/2022	$13,828	$20,359	$14,614
2/28/2022	$14,392	$19,846	$14,856
3/31/2022	$14,373	$20,490	$15,146
4/30/2022	$13,478	$18,651	$13,971
5/31/2022	$13,828	$18,626	$14,239
6/30/2022	$12,350	$17,068	$12,832
7/31/2022	$13,478	$18,669	$14,075
8/31/2022	$12,933	$17,972	$13,630
9/30/2022	$11,650	$16,306	$12,241
10/31/2022	$13,128	$17,643	$13,782
11/30/2022	$13,770	$18,564	$14,203
12/31/2022	$12,746	$17,477	$13,271
1/31/2023	$13,974	$18,680	$14,537
2/28/2023	$13,643	$18,244	$14,202
3/31/2023	$12,699	$18,731	$13,184
4/30/2023	$12,487	$18,931	$12,855
5/31/2023	$11,967	$19,005	$12,602
6/30/2023	$12,888	$20,302	$13,603
7/31/2023	$13,761	$21,030	$14,630
8/31/2023	$13,077	$20,624	$13,926
9/30/2023	$12,392	$19,642	$13,201
10/31/2023	$11,401	$19,121	$12,413
11/30/2023	$12,345	$20,904	$13,531
12/31/2023	$13,857	$22,013	$15,215
1/31/2024	$13,225	$22,257	$14,524
2/29/2024	$13,614	$23,462	$14,999
3/31/2024	$14,319	$24,219	$15,656
4/30/2024	$13,395	$23,153	$14,658
5/31/2024	$14,271	$24,247	$15,344
6/30/2024	$14,027	$24,997	$15,085
7/31/2024	$15,656	$25,462	$16,924
8/31/2024	$15,608	$26,016	$16,606
9/30/2024	$15,608	$26,555	$16,617
10/31/2024	$15,462	$26,360	$16,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 4/21/17
Class R6	35.62%	8.38%	5.96%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	13.73%
Russell 2000® Value IndexFootnote Reference(b)	31.77%	8.42%	6.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 113,612,628
Holdings Count | Holding		201
Advisory Fees Paid, Amount		$ 883,076
InvestmentCompanyPortfolioTurnover		102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$113,612,628
Number of Portfolio Holdings	201
Portfolio Turnover Rate	102%
Total Advisory Fees Paid (net of waivers and reimbursements)	$883,076

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	22.1%
Industrials	19.1
Consumer Discretionary	13.4
Information Technology	10.0
Real Estate	9.3
Health Care	9.0
Energy	5.7
Materials	3.0
Communication Services	2.2
Utilities	2.1
Consumer Staples	1.9
Repurchase Agreements	2.3
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.3)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EMCOR Group, Inc.	1.8%
Mueller Industries, Inc.	1.6
Columbia Banking System, Inc.	1.4
First Citizens BancShares, Inc., Class A	1.3
UMB Financial Corp.	1.3
Northwestern Energy Group, Inc.	1.3
Webster Financial Corp.	1.1
WaFd, Inc.	1.1
KBR, Inc.	1.1
Brinker International, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

• The fund’s principal investment strategies were revised ; and

• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.

Material Fund Change Strategies [Text Block]		• The fund’s principal investment strategies were revised ; and
Material Fund Change Risks Change [Text Block]		• The Fund's principal risks were revised to add Currency risk, Depositary Receipts risk, Foreign Investments risk, Real Estate Securities risk and Real Estate Investment Trusts risk.
Material Fund Change Adviser [Text Block]

Effective on August 30, 2024, Peregrine Capital Management, LLC, was terminated as the sub-adviser of the fund and Systematic Financial Management, L.P., (“Systematic”) was approved as the fund’s sub-adviser.

In connection with the change to Systematic as the fund’s sub-adviser, effective on August 30, 2024, the following occurred:

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021260
Shareholder Report [Line Items]
Fund Name		Transamerica Small/Mid Cap Value
Class Name		Class A
Trading Symbol		IIVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.20%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund underperformed the Russell 2500™ Value Index, a benchmark of the Fund.

The Fund’s mid cap sleeve, sub-advised by Thompson, Siegel & Walmsley LLC, underperformed the Russell Mid Cap® Value Index a Fund benchmark, during the fiscal year ended October 31, 2024.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the sleeve benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc., a discount retailer, and SiriusXM Holdings, Inc., a tracking stock for satellite radio provider, SiriusXM, were the primary detractors.

The Fund’s small cap sleeve, sub-advised by Systematic Financial Management, L.P., posted strong absolute returns during the fiscal year ended October 31, 2024, while moderately trailing the Russell 2000® Value Index (the “Index”), a Fund benchmark.

From a sector attribution perspective, the sleeve’s underweight to financials and overweight to industrials hurt performance against the Index. The sleeve’s exposure to banks increased during the period, but not enough to fully capture the robust performance of financials as interest rates fell. Information technology shares, meanwhile, did not keep up with the market’s surge, in part due to profit taking and cyclical worries in the semiconductor industry. On the other hand, the small cap sleeve’s underweight to energy added nicely to relative returns amid weakness in oil and natural gas prices. Looking at individual stock selection, the sleeve’s health care stocks underperformed considerably, in part due to its under-exposure to an interest rate-driven biotech rally (and overweight to less-rate-sensitive pharmaceuticals). Selection in materials was also unfavorable. Finally, strong selection in industrials positively impacted relative performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2500™ Value Index
10/31/2014	$9,450	$10,000	$10,000
11/30/2014	$9,526	$10,242	$10,012
12/31/2014	$9,596	$10,242	$10,157
1/31/2015	$9,365	$9,957	$9,900
2/28/2015	$9,791	$10,534	$10,357
3/31/2015	$9,951	$10,427	$10,463
4/30/2015	$9,759	$10,474	$10,314
5/31/2015	$9,979	$10,619	$10,440
6/30/2015	$9,907	$10,441	$10,331
7/31/2015	$9,781	$10,616	$10,177
8/31/2015	$9,206	$9,975	$9,682
9/30/2015	$8,815	$9,684	$9,340
10/31/2015	$9,466	$10,449	$9,894
11/30/2015	$9,723	$10,507	$10,061
12/31/2015	$9,290	$10,291	$9,600
1/31/2016	$8,610	$9,711	$9,011
2/29/2016	$8,563	$9,707	$9,108
3/31/2016	$9,385	$10,391	$9,920
4/30/2016	$9,479	$10,455	$10,112
5/31/2016	$9,697	$10,642	$10,291
6/30/2016	$9,566	$10,664	$10,353
7/31/2016	$9,997	$11,087	$10,824
8/31/2016	$10,167	$11,116	$10,921
9/30/2016	$10,179	$11,133	$10,992
10/31/2016	$9,910	$10,892	$10,663
11/30/2016	$10,929	$11,380	$11,686
12/31/2016	$11,217	$11,602	$12,019
1/31/2017	$11,375	$11,820	$12,085
2/28/2017	$11,710	$12,260	$12,310
3/31/2017	$11,760	$12,268	$12,214
4/30/2017	$11,831	$12,398	$12,202
5/31/2017	$11,823	$12,525	$11,937
6/30/2017	$12,006	$12,638	$12,254
7/31/2017	$12,207	$12,876	$12,349
8/31/2017	$11,885	$12,901	$12,135
9/30/2017	$12,236	$13,216	$12,723
10/31/2017	$12,311	$13,504	$12,793
11/30/2017	$12,859	$13,914	$13,211
12/31/2017	$12,915	$14,053	$13,264
1/31/2018	$13,184	$14,794	$13,431
2/28/2018	$12,674	$14,249	$12,772
3/31/2018	$12,744	$13,963	$12,912
4/30/2018	$12,707	$14,016	$13,053
5/31/2018	$12,943	$14,412	$13,589
6/30/2018	$13,170	$14,506	$13,661
7/31/2018	$13,492	$14,987	$13,933
8/31/2018	$13,776	$15,514	$14,250
9/30/2018	$13,577	$15,539	$14,027
10/31/2018	$12,588	$14,395	$12,827
11/30/2018	$12,811	$14,683	$13,070
12/31/2018	$11,403	$13,317	$11,625
1/31/2019	$12,585	$14,460	$12,924
2/28/2019	$12,984	$14,968	$13,328
3/31/2019	$12,878	$15,187	$13,150
4/30/2019	$13,384	$15,793	$13,611
5/31/2019	$12,473	$14,771	$12,584
6/30/2019	$13,272	$15,809	$13,399
7/31/2019	$13,394	$16,044	$13,486
8/31/2019	$12,750	$15,717	$12,829
9/30/2019	$13,394	$15,993	$13,416
10/31/2019	$13,549	$16,337	$13,609
11/30/2019	$13,852	$16,958	$13,943
12/31/2019	$14,210	$17,447	$14,364
1/31/2020	$13,820	$17,428	$13,841
2/29/2020	$12,436	$16,002	$12,506
3/31/2020	$9,469	$13,801	$9,388
4/30/2020	$10,694	$15,629	$10,630
5/31/2020	$11,222	$16,465	$11,115
6/30/2020	$11,332	$16,841	$11,322
7/31/2020	$11,667	$17,797	$11,663
8/31/2020	$12,111	$19,087	$12,192
9/30/2020	$11,694	$18,392	$11,723
10/31/2020	$11,963	$17,995	$11,988
11/30/2020	$13,831	$20,184	$14,085
12/31/2020	$14,672	$21,092	$15,065
1/31/2021	$14,787	$20,998	$15,398
2/28/2021	$15,925	$21,654	$16,768
3/31/2021	$16,935	$22,431	$17,600
4/30/2021	$17,636	$23,587	$18,356
5/31/2021	$18,033	$23,695	$18,728
6/30/2021	$17,735	$24,279	$18,481
7/31/2021	$17,575	$24,689	$18,210
8/31/2021	$17,956	$25,393	$18,594
9/30/2021	$17,454	$24,254	$18,099
10/31/2021	$18,066	$25,894	$18,958
11/30/2021	$17,580	$25,500	$18,298
12/31/2021	$18,660	$26,504	$19,250
1/31/2022	$18,156	$24,945	$18,272
2/28/2022	$18,236	$24,317	$18,570
3/31/2022	$18,494	$25,105	$18,961
4/30/2022	$17,536	$22,852	$17,676
5/31/2022	$18,273	$22,822	$18,014
6/30/2022	$16,572	$20,912	$16,043
7/31/2022	$17,806	$22,874	$17,596
8/31/2022	$17,167	$22,021	$17,044
9/30/2022	$15,484	$19,979	$15,320
10/31/2022	$17,032	$21,617	$16,938
11/30/2022	$17,911	$22,745	$17,789
12/31/2022	$17,073	$21,414	$16,731
1/31/2023	$18,401	$22,888	$18,403
2/28/2023	$17,869	$22,353	$17,882
3/31/2023	$17,235	$22,951	$16,965
4/30/2023	$17,154	$23,196	$16,739
5/31/2023	$16,547	$23,286	$16,261
6/30/2023	$17,801	$24,876	$17,706
7/31/2023	$18,657	$25,768	$18,744
8/31/2023	$18,320	$25,270	$18,023
9/30/2023	$17,579	$24,067	$17,058
10/31/2023	$16,810	$23,429	$16,101
11/30/2023	$17,882	$25,613	$17,562
12/31/2023	$19,115	$26,972	$19,405
1/31/2024	$18,889	$27,271	$18,861
2/29/2024	$19,532	$28,747	$19,617
3/31/2024	$20,508	$29,674	$20,583
4/30/2024	$19,454	$28,369	$19,289
5/31/2024	$20,020	$29,709	$20,102
6/30/2024	$19,504	$30,629	$19,697
7/31/2024	$21,165	$31,198	$21,292
8/31/2024	$21,052	$31,877	$21,291
9/30/2024	$21,045	$32,537	$21,593
10/31/2024	$20,769	$32,298	$21,321

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	16.76%	7.69%	7.58%
Class A	23.55%	8.92%	8.19%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Value IndexFootnote Reference(b)	32.42%	9.39%	7.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 693,600,561
Holdings Count | Holding		220
Advisory Fees Paid, Amount		$ 5,336,493
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,600,561
Number of Portfolio Holdings	220
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,336,493

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.3
Health Care	13.4
Consumer Staples	9.3
Utilities	8.5
Communication Services	7.7
Energy	6.8
Information Technology	6.4
Consumer Discretionary	6.2
Real Estate	4.5
Materials	4.3
Repurchase Agreements	3.4
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
NiSource, Inc.	1.5
Evergy, Inc.	1.4
OGE Energy Corp.	1.3
Commercial Metals Co.	1.3
Jazz Pharmaceuticals PLC	1.3
Bio-Rad Laboratories, Inc., Class A	1.2
Perrigo Co. PLC	1.2
Baxter International, Inc.	1.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021262
Shareholder Report [Line Items]
Fund Name		Transamerica Small/Mid Cap Value
Class Name		Class C
Trading Symbol		IIVLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.95%

Expenses Paid, Amount		$ 217
Expense Ratio, Percent		1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund underperformed the Russell 2500™ Value Index, a benchmark of the Fund.

The Fund’s mid cap sleeve, sub-advised by Thompson, Siegel & Walmsley LLC, underperformed the Russell Mid Cap® Value Index a Fund benchmark, during the fiscal year ended October 31, 2024.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the sleeve benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc., a discount retailer, and SiriusXM Holdings, Inc., a tracking stock for satellite radio provider, SiriusXM, were the primary detractors.

The Fund’s small cap sleeve, sub-advised by Systematic Financial Management, L.P., posted strong absolute returns during the fiscal year ended October 31, 2024, while moderately trailing the Russell 2000® Value Index (the “Index”), a Fund benchmark.

From a sector attribution perspective, the sleeve’s underweight to financials and overweight to industrials hurt performance against the Index. The sleeve’s exposure to banks increased during the period, but not enough to fully capture the robust performance of financials as interest rates fell. Information technology shares, meanwhile, did not keep up with the market’s surge, in part due to profit taking and cyclical worries in the semiconductor industry. On the other hand, the small cap sleeve’s underweight to energy added nicely to relative returns amid weakness in oil and natural gas prices. Looking at individual stock selection, the sleeve’s health care stocks underperformed considerably, in part due to its under-exposure to an interest rate-driven biotech rally (and overweight to less-rate-sensitive pharmaceuticals). Selection in materials was also unfavorable. Finally, strong selection in industrials positively impacted relative performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 2500™ Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,075	$10,242	$10,012
12/31/2014	$10,144	$10,242	$10,157
1/31/2015	$9,892	$9,957	$9,900
2/28/2015	$10,337	$10,534	$10,357
3/31/2015	$10,501	$10,427	$10,463
4/30/2015	$10,291	$10,474	$10,314
5/31/2015	$10,518	$10,619	$10,440
6/30/2015	$10,438	$10,441	$10,331
7/31/2015	$10,299	$10,616	$10,177
8/31/2015	$9,687	$9,975	$9,682
9/30/2015	$9,271	$9,684	$9,340
10/31/2015	$9,947	$10,449	$9,894
11/30/2015	$10,215	$10,507	$10,061
12/31/2015	$9,757	$10,291	$9,600
1/31/2016	$9,035	$9,711	$9,011
2/29/2016	$8,980	$9,707	$9,108
3/31/2016	$9,840	$10,391	$9,920
4/30/2016	$9,933	$10,455	$10,112
5/31/2016	$10,154	$10,642	$10,291
6/30/2016	$10,011	$10,664	$10,353
7/31/2016	$10,455	$11,087	$10,824
8/31/2016	$10,626	$11,116	$10,921
9/30/2016	$10,635	$11,133	$10,992
10/31/2016	$10,344	$10,892	$10,663
11/30/2016	$11,403	$11,380	$11,686
12/31/2016	$11,700	$11,602	$12,019
1/31/2017	$11,856	$11,820	$12,085
2/28/2017	$12,194	$12,260	$12,310
3/31/2017	$12,243	$12,268	$12,214
4/30/2017	$12,312	$12,398	$12,202
5/31/2017	$12,297	$12,525	$11,937
6/30/2017	$12,478	$12,638	$12,254
7/31/2017	$12,679	$12,876	$12,349
8/31/2017	$12,341	$12,901	$12,135
9/30/2017	$12,694	$13,216	$12,723
10/31/2017	$12,767	$13,504	$12,793
11/30/2017	$13,326	$13,914	$13,211
12/31/2017	$13,376	$14,053	$13,264
1/31/2018	$13,652	$14,794	$13,431
2/28/2018	$13,112	$14,249	$12,772
3/31/2018	$13,179	$13,963	$12,912
4/30/2018	$13,128	$14,016	$13,053
5/31/2018	$13,370	$14,412	$13,589
6/30/2018	$13,596	$14,506	$13,661
7/31/2018	$13,922	$14,987	$13,933
8/31/2018	$14,209	$15,514	$14,250
9/30/2018	$13,995	$15,539	$14,027
10/31/2018	$12,971	$14,395	$12,827
11/30/2018	$13,190	$14,683	$13,070
12/31/2018	$11,731	$13,317	$11,625
1/31/2019	$12,942	$14,460	$12,924
2/28/2019	$13,346	$14,968	$13,328
3/31/2019	$13,225	$15,187	$13,150
4/30/2019	$13,737	$15,793	$13,611
5/31/2019	$12,795	$14,771	$12,584
6/30/2019	$13,603	$15,809	$13,399
7/31/2019	$13,725	$16,044	$13,486
8/31/2019	$13,058	$15,717	$12,829
9/30/2019	$13,712	$15,993	$13,416
10/31/2019	$13,859	$16,337	$13,609
11/30/2019	$14,160	$16,958	$13,943
12/31/2019	$14,516	$17,447	$14,364
1/31/2020	$14,112	$17,428	$13,841
2/29/2020	$12,690	$16,002	$12,506
3/31/2020	$9,662	$13,801	$9,388
4/30/2020	$10,898	$15,629	$10,630
5/31/2020	$11,427	$16,465	$11,115
6/30/2020	$11,540	$16,841	$11,322
7/31/2020	$11,870	$17,797	$11,663
8/31/2020	$12,313	$19,087	$12,192
9/30/2020	$11,884	$18,392	$11,723
10/31/2020	$12,148	$17,995	$11,988
11/30/2020	$14,039	$20,184	$14,085
12/31/2020	$14,886	$21,092	$15,065
1/31/2021	$14,992	$20,998	$15,398
2/28/2021	$16,136	$21,654	$16,768
3/31/2021	$17,148	$22,431	$17,600
4/30/2021	$17,849	$23,587	$18,356
5/31/2021	$18,239	$23,695	$18,728
6/30/2021	$17,928	$24,279	$18,481
7/31/2021	$17,756	$24,689	$18,210
8/31/2021	$18,126	$25,393	$18,594
9/30/2021	$17,610	$24,254	$18,099
10/31/2021	$18,219	$25,894	$18,958
11/30/2021	$17,716	$25,500	$18,298
12/31/2021	$18,799	$26,504	$19,250
1/31/2022	$18,273	$24,945	$18,272
2/28/2022	$18,348	$24,317	$18,570
3/31/2022	$18,588	$25,105	$18,961
4/30/2022	$17,619	$22,852	$17,676
5/31/2022	$18,348	$22,822	$18,014
6/30/2022	$16,627	$20,912	$16,043
7/31/2022	$17,852	$22,874	$17,596
8/31/2022	$17,198	$22,021	$17,044
9/30/2022	$15,508	$19,979	$15,320
10/31/2022	$17,048	$21,617	$16,938
11/30/2022	$17,920	$22,745	$17,789
12/31/2022	$17,067	$21,414	$16,731
1/31/2023	$18,380	$22,888	$18,403
2/28/2023	$17,837	$22,353	$17,882
3/31/2023	$17,193	$22,951	$16,965
4/30/2023	$17,109	$23,196	$16,739
5/31/2023	$16,490	$23,286	$16,261
6/30/2023	$17,728	$24,876	$17,706
7/31/2023	$18,564	$25,768	$18,744
8/31/2023	$18,221	$25,270	$18,023
9/30/2023	$17,477	$24,067	$17,058
10/31/2023	$16,699	$23,429	$16,101
11/30/2023	$17,753	$25,613	$17,562
12/31/2023	$18,971	$26,972	$19,405
1/31/2024	$18,733	$27,271	$18,861
2/29/2024	$19,350	$28,747	$19,617
3/31/2024	$20,310	$29,674	$20,583
4/30/2024	$19,253	$28,369	$19,289
5/31/2024	$19,799	$29,709	$20,102
6/30/2024	$19,279	$30,629	$19,697
7/31/2024	$20,908	$31,198	$21,292
8/31/2024	$20,785	$31,877	$21,291
9/30/2024	$20,767	$32,537	$21,593
10/31/2024	$20,486	$32,298	$21,321

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	21.67%	8.13%	7.43%
Class C	22.67%	8.13%	7.43%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Value IndexFootnote Reference(b)	32.42%	9.39%	7.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 693,600,561
Holdings Count | Holding		220
Advisory Fees Paid, Amount		$ 5,336,493
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,600,561
Number of Portfolio Holdings	220
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,336,493

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.3
Health Care	13.4
Consumer Staples	9.3
Utilities	8.5
Communication Services	7.7
Energy	6.8
Information Technology	6.4
Consumer Discretionary	6.2
Real Estate	4.5
Materials	4.3
Repurchase Agreements	3.4
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
NiSource, Inc.	1.5
Evergy, Inc.	1.4
OGE Energy Corp.	1.3
Commercial Metals Co.	1.3
Jazz Pharmaceuticals PLC	1.3
Bio-Rad Laboratories, Inc., Class A	1.2
Perrigo Co. PLC	1.2
Baxter International, Inc.	1.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081833
Shareholder Report [Line Items]
Fund Name		Transamerica Small/Mid Cap Value
Class Name		Class I
Trading Symbol		TSVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.91%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund underperformed the Russell 2500™ Value Index, a benchmark of the Fund.

The Fund’s mid cap sleeve, sub-advised by Thompson, Siegel & Walmsley LLC, underperformed the Russell Mid Cap® Value Index a Fund benchmark, during the fiscal year ended October 31, 2024.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the sleeve benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc., a discount retailer, and SiriusXM Holdings, Inc., a tracking stock for satellite radio provider, SiriusXM, were the primary detractors.

The Fund’s small cap sleeve, sub-advised by Systematic Financial Management, L.P., posted strong absolute returns during the fiscal year ended October 31, 2024, while moderately trailing the Russell 2000® Value Index (the “Index”), a Fund benchmark.

From a sector attribution perspective, the sleeve’s underweight to financials and overweight to industrials hurt performance against the Index. The sleeve’s exposure to banks increased during the period, but not enough to fully capture the robust performance of financials as interest rates fell. Information technology shares, meanwhile, did not keep up with the market’s surge, in part due to profit taking and cyclical worries in the semiconductor industry. On the other hand, the small cap sleeve’s underweight to energy added nicely to relative returns amid weakness in oil and natural gas prices. Looking at individual stock selection, the sleeve’s health care stocks underperformed considerably, in part due to its under-exposure to an interest rate-driven biotech rally (and overweight to less-rate-sensitive pharmaceuticals). Selection in materials was also unfavorable. Finally, strong selection in industrials positively impacted relative performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500™ Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,081	$10,242	$10,012
12/31/2014	$10,160	$10,242	$10,157
1/31/2015	$9,917	$9,957	$9,900
2/28/2015	$10,369	$10,534	$10,357
3/31/2015	$10,544	$10,427	$10,463
4/30/2015	$10,343	$10,474	$10,314
5/31/2015	$10,578	$10,619	$10,440
6/30/2015	$10,511	$10,441	$10,331
7/31/2015	$10,376	$10,616	$10,177
8/31/2015	$9,771	$9,975	$9,682
9/30/2015	$9,356	$9,684	$9,340
10/31/2015	$10,051	$10,449	$9,894
11/30/2015	$10,328	$10,507	$10,061
12/31/2015	$9,869	$10,291	$9,600
1/31/2016	$9,150	$9,711	$9,011
2/29/2016	$9,105	$9,707	$9,108
3/31/2016	$9,983	$10,391	$9,920
4/30/2016	$10,086	$10,455	$10,112
5/31/2016	$10,319	$10,642	$10,291
6/30/2016	$10,184	$10,664	$10,353
7/31/2016	$10,641	$11,087	$10,824
8/31/2016	$10,829	$11,116	$10,921
9/30/2016	$10,846	$11,133	$10,992
10/31/2016	$10,560	$10,892	$10,663
11/30/2016	$11,651	$11,380	$11,686
12/31/2016	$11,962	$11,602	$12,019
1/31/2017	$12,135	$11,820	$12,085
2/28/2017	$12,491	$12,260	$12,310
3/31/2017	$12,551	$12,268	$12,214
4/30/2017	$12,629	$12,398	$12,202
5/31/2017	$12,625	$12,525	$11,937
6/30/2017	$12,824	$12,638	$12,254
7/31/2017	$13,041	$12,876	$12,349
8/31/2017	$12,703	$12,901	$12,135
9/30/2017	$13,080	$13,216	$12,723
10/31/2017	$13,166	$13,504	$12,793
11/30/2017	$13,751	$13,914	$13,211
12/31/2017	$13,817	$14,053	$13,264
1/31/2018	$14,111	$14,794	$13,431
2/28/2018	$13,567	$14,249	$12,772
3/31/2018	$13,646	$13,963	$12,912
4/30/2018	$13,611	$14,016	$13,053
5/31/2018	$13,866	$14,412	$13,589
6/30/2018	$14,111	$14,506	$13,661
7/31/2018	$14,464	$14,987	$13,933
8/31/2018	$14,773	$15,514	$14,250
9/30/2018	$14,562	$15,539	$14,027
10/31/2018	$13,509	$14,395	$12,827
11/30/2018	$13,749	$14,683	$13,070
12/31/2018	$12,243	$13,317	$11,625
1/31/2019	$13,517	$14,460	$12,924
2/28/2019	$13,953	$14,968	$13,328
3/31/2019	$13,837	$15,187	$13,150
4/30/2019	$14,389	$15,793	$13,611
5/31/2019	$13,412	$14,771	$12,584
6/30/2019	$14,273	$15,809	$13,399
7/31/2019	$14,411	$16,044	$13,486
8/31/2019	$13,721	$15,717	$12,829
9/30/2019	$14,422	$15,993	$13,416
10/31/2019	$14,593	$16,337	$13,609
11/30/2019	$14,918	$16,958	$13,943
12/31/2019	$15,310	$17,447	$14,364
1/31/2020	$14,894	$17,428	$13,841
2/29/2020	$13,412	$16,002	$12,506
3/31/2020	$10,213	$13,801	$9,388
4/30/2020	$11,536	$15,629	$10,630
5/31/2020	$12,106	$16,465	$11,115
6/30/2020	$12,237	$16,841	$11,322
7/31/2020	$12,602	$17,797	$11,663
8/31/2020	$13,081	$19,087	$12,192
9/30/2020	$12,636	$18,392	$11,723
10/31/2020	$12,927	$17,995	$11,988
11/30/2020	$14,957	$20,184	$14,085
12/31/2020	$15,867	$21,092	$15,065
1/31/2021	$15,994	$20,998	$15,398
2/28/2021	$17,229	$21,654	$16,768
3/31/2021	$18,327	$22,431	$17,600
4/30/2021	$19,091	$23,587	$18,356
5/31/2021	$19,522	$23,695	$18,728
6/30/2021	$19,212	$24,279	$18,481
7/31/2021	$19,045	$24,689	$18,210
8/31/2021	$19,459	$25,393	$18,594
9/30/2021	$18,919	$24,254	$18,099
10/31/2021	$19,586	$25,894	$18,958
11/30/2021	$19,068	$25,500	$18,298
12/31/2021	$20,244	$26,504	$19,250
1/31/2022	$19,701	$24,945	$18,272
2/28/2022	$19,791	$24,317	$18,570
3/31/2022	$20,072	$25,105	$18,961
4/30/2022	$19,056	$22,852	$17,676
5/31/2022	$19,861	$22,822	$18,014
6/30/2022	$18,009	$20,912	$16,043
7/31/2022	$19,356	$22,874	$17,596
8/31/2022	$18,667	$22,021	$17,044
9/30/2022	$16,840	$19,979	$15,320
10/31/2022	$18,536	$21,617	$16,938
11/30/2022	$19,495	$22,745	$17,789
12/31/2022	$18,587	$21,414	$16,731
1/31/2023	$20,037	$22,888	$18,403
2/28/2023	$19,455	$22,353	$17,882
3/31/2023	$18,776	$22,951	$16,965
4/30/2023	$18,692	$23,196	$16,739
5/31/2023	$18,040	$23,286	$16,261
6/30/2023	$19,406	$24,876	$17,706
7/31/2023	$20,345	$25,768	$18,744
8/31/2023	$19,981	$25,270	$18,023
9/30/2023	$19,182	$24,067	$17,058
10/31/2023	$18,341	$23,429	$16,101
11/30/2023	$19,518	$25,613	$17,562
12/31/2023	$20,869	$26,972	$19,405
1/31/2024	$20,634	$27,271	$18,861
2/29/2024	$21,332	$28,747	$19,617
3/31/2024	$22,406	$29,674	$20,583
4/30/2024	$21,259	$28,369	$19,289
5/31/2024	$21,876	$29,709	$20,102
6/30/2024	$21,325	$30,629	$19,697
7/31/2024	$23,148	$31,198	$21,292
8/31/2024	$23,031	$31,877	$21,291
9/30/2024	$23,031	$32,537	$21,593
10/31/2024	$22,737	$32,298	$21,321

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	23.96%	9.27%	8.56%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Value IndexFootnote Reference(b)	32.42%	9.39%	7.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 693,600,561
Holdings Count | Holding		220
Advisory Fees Paid, Amount		$ 5,336,493
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,600,561
Number of Portfolio Holdings	220
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,336,493

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.3
Health Care	13.4
Consumer Staples	9.3
Utilities	8.5
Communication Services	7.7
Energy	6.8
Information Technology	6.4
Consumer Discretionary	6.2
Real Estate	4.5
Materials	4.3
Repurchase Agreements	3.4
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
NiSource, Inc.	1.5
Evergy, Inc.	1.4
OGE Energy Corp.	1.3
Commercial Metals Co.	1.3
Jazz Pharmaceuticals PLC	1.3
Bio-Rad Laboratories, Inc., Class A	1.2
Perrigo Co. PLC	1.2
Baxter International, Inc.	1.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000021263
Shareholder Report [Line Items]
Fund Name		Transamerica Small/Mid Cap Value
Class Name		Class I2
Trading Symbol		TSMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$92	0.82%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund underperformed the Russell 2500™ Value Index, a benchmark of the Fund.

The Fund’s mid cap sleeve, sub-advised by Thompson, Siegel & Walmsley LLC, underperformed the Russell Mid Cap® Value Index a Fund benchmark, during the fiscal year ended October 31, 2024.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the sleeve benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc., a discount retailer, and SiriusXM Holdings, Inc., a tracking stock for satellite radio provider, SiriusXM, were the primary detractors.

The Fund’s small cap sleeve, sub-advised by Systematic Financial Management, L.P., posted strong absolute returns during the fiscal year ended October 31, 2024, while moderately trailing the Russell 2000® Value Index (the “Index”), a Fund benchmark.

From a sector attribution perspective, the sleeve’s underweight to financials and overweight to industrials hurt performance against the Index. The sleeve’s exposure to banks increased during the period, but not enough to fully capture the robust performance of financials as interest rates fell. Information technology shares, meanwhile, did not keep up with the market’s surge, in part due to profit taking and cyclical worries in the semiconductor industry. On the other hand, the small cap sleeve’s underweight to energy added nicely to relative returns amid weakness in oil and natural gas prices. Looking at individual stock selection, the sleeve’s health care stocks underperformed considerably, in part due to its under-exposure to an interest rate-driven biotech rally (and overweight to less-rate-sensitive pharmaceuticals). Selection in materials was also unfavorable. Finally, strong selection in industrials positively impacted relative performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 2500™ Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,081	$10,242	$10,012
12/31/2014	$10,162	$10,242	$10,157
1/31/2015	$9,919	$9,957	$9,900
2/28/2015	$10,371	$10,534	$10,357
3/31/2015	$10,546	$10,427	$10,463
4/30/2015	$10,348	$10,474	$10,314
5/31/2015	$10,583	$10,619	$10,440
6/30/2015	$10,516	$10,441	$10,331
7/31/2015	$10,385	$10,616	$10,177
8/31/2015	$9,777	$9,975	$9,682
9/30/2015	$9,367	$9,684	$9,340
10/31/2015	$10,057	$10,449	$9,894
11/30/2015	$10,337	$10,507	$10,061
12/31/2015	$9,883	$10,291	$9,600
1/31/2016	$9,159	$9,711	$9,011
2/29/2016	$9,114	$9,707	$9,108
3/31/2016	$9,993	$10,391	$9,920
4/30/2016	$10,099	$10,455	$10,112
5/31/2016	$10,332	$10,642	$10,291
6/30/2016	$10,198	$10,664	$10,353
7/31/2016	$10,659	$11,087	$10,824
8/31/2016	$10,847	$11,116	$10,921
9/30/2016	$10,864	$11,133	$10,992
10/31/2016	$10,578	$10,892	$10,663
11/30/2016	$11,673	$11,380	$11,686
12/31/2016	$11,987	$11,602	$12,019
1/31/2017	$12,160	$11,820	$12,085
2/28/2017	$12,520	$12,260	$12,310
3/31/2017	$12,581	$12,268	$12,214
4/30/2017	$12,659	$12,398	$12,202
5/31/2017	$12,655	$12,525	$11,937
6/30/2017	$12,854	$12,638	$12,254
7/31/2017	$13,075	$12,876	$12,349
8/31/2017	$12,737	$12,901	$12,135
9/30/2017	$13,114	$13,216	$12,723
10/31/2017	$13,201	$13,504	$12,793
11/30/2017	$13,790	$13,914	$13,211
12/31/2017	$13,859	$14,053	$13,264
1/31/2018	$14,154	$14,794	$13,431
2/28/2018	$13,609	$14,249	$12,772
3/31/2018	$13,692	$13,963	$12,912
4/30/2018	$13,653	$14,016	$13,053
5/31/2018	$13,913	$14,412	$13,589
6/30/2018	$14,164	$14,506	$13,661
7/31/2018	$14,517	$14,987	$13,933
8/31/2018	$14,826	$15,514	$14,250
9/30/2018	$14,620	$15,539	$14,027
10/31/2018	$13,560	$14,395	$12,827
11/30/2018	$13,805	$14,683	$13,070
12/31/2018	$12,291	$13,317	$11,625
1/31/2019	$13,568	$14,460	$12,924
2/28/2019	$14,011	$14,968	$13,328
3/31/2019	$13,894	$15,187	$13,150
4/30/2019	$14,453	$15,793	$13,611
5/31/2019	$13,474	$14,771	$12,584
6/30/2019	$14,337	$15,809	$13,399
7/31/2019	$14,475	$16,044	$13,486
8/31/2019	$13,784	$15,717	$12,829
9/30/2019	$14,486	$15,993	$13,416
10/31/2019	$14,663	$16,337	$13,609
11/30/2019	$14,989	$16,958	$13,943
12/31/2019	$15,386	$17,447	$14,364
1/31/2020	$14,968	$17,428	$13,841
2/29/2020	$13,481	$16,002	$12,506
3/31/2020	$10,271	$13,801	$9,388
4/30/2020	$11,598	$15,629	$10,630
5/31/2020	$12,176	$16,465	$11,115
6/30/2020	$12,302	$16,841	$11,322
7/31/2020	$12,668	$17,797	$11,663
8/31/2020	$13,154	$19,087	$12,192
9/30/2020	$12,708	$18,392	$11,723
10/31/2020	$13,006	$17,995	$11,988
11/30/2020	$15,043	$20,184	$14,085
12/31/2020	$15,966	$21,092	$15,065
1/31/2021	$16,105	$20,998	$15,398
2/28/2021	$17,346	$21,654	$16,768
3/31/2021	$18,448	$22,431	$17,600
4/30/2021	$19,216	$23,587	$18,356
5/31/2021	$19,655	$23,695	$18,728
6/30/2021	$19,343	$24,279	$18,481
7/31/2021	$19,176	$24,689	$18,210
8/31/2021	$19,597	$25,393	$18,594
9/30/2021	$19,054	$24,254	$18,099
10/31/2021	$19,730	$25,894	$18,958
11/30/2021	$19,204	$25,500	$18,298
12/31/2021	$20,393	$26,504	$19,250
1/31/2022	$19,847	$24,945	$18,272
2/28/2022	$19,937	$24,317	$18,570
3/31/2022	$20,226	$25,105	$18,961
4/30/2022	$19,186	$22,852	$17,676
5/31/2022	$20,002	$22,822	$18,014
6/30/2022	$18,140	$20,912	$16,043
7/31/2022	$19,501	$22,874	$17,596
8/31/2022	$18,801	$22,021	$17,044
9/30/2022	$16,965	$19,979	$15,320
10/31/2022	$18,673	$21,617	$16,938
11/30/2022	$19,642	$22,745	$17,789
12/31/2022	$18,724	$21,414	$16,731
1/31/2023	$20,188	$22,888	$18,403
2/28/2023	$19,611	$22,353	$17,882
3/31/2023	$18,921	$22,951	$16,965
4/30/2023	$18,843	$23,196	$16,739
5/31/2023	$18,181	$23,286	$16,261
6/30/2023	$19,569	$24,876	$17,706
7/31/2023	$20,512	$25,768	$18,744
8/31/2023	$20,146	$25,270	$18,023
9/30/2023	$19,343	$24,067	$17,058
10/31/2023	$18,498	$23,429	$16,101
11/30/2023	$19,681	$25,613	$17,562
12/31/2023	$21,053	$26,972	$19,405
1/31/2024	$20,809	$27,271	$18,861
2/29/2024	$21,519	$28,747	$19,617
3/31/2024	$22,599	$29,674	$20,583
4/30/2024	$21,452	$28,369	$19,289
5/31/2024	$22,074	$29,709	$20,102
6/30/2024	$21,519	$30,629	$19,697
7/31/2024	$23,360	$31,198	$21,292
8/31/2024	$23,242	$31,877	$21,291
9/30/2024	$23,242	$32,537	$21,593
10/31/2024	$22,946	$32,298	$21,321

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	24.04%	9.37%	8.66%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 2500™ Value IndexFootnote Reference(b)	32.42%	9.39%	7.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 693,600,561
Holdings Count | Holding		220
Advisory Fees Paid, Amount		$ 5,336,493
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,600,561
Number of Portfolio Holdings	220
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,336,493

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.3
Health Care	13.4
Consumer Staples	9.3
Utilities	8.5
Communication Services	7.7
Energy	6.8
Information Technology	6.4
Consumer Discretionary	6.2
Real Estate	4.5
Materials	4.3
Repurchase Agreements	3.4
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
NiSource, Inc.	1.5
Evergy, Inc.	1.4
OGE Energy Corp.	1.3
Commercial Metals Co.	1.3
Jazz Pharmaceuticals PLC	1.3
Bio-Rad Laboratories, Inc., Class A	1.2
Perrigo Co. PLC	1.2
Baxter International, Inc.	1.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156749
Shareholder Report [Line Items]
Fund Name		Transamerica Small/Mid Cap Value
Class Name		Class R6
Trading Symbol		TASMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.82%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund underperformed the Russell 2500™ Value Index, a benchmark of the Fund.

The Fund’s mid cap sleeve, sub-advised by Thompson, Siegel & Walmsley LLC, underperformed the Russell Mid Cap® Value Index a Fund benchmark, during the fiscal year ended October 31, 2024.

At the sector level, the top performing sectors relative to the benchmark were energy and utilities. Within energy, the sleeve benefitted primarily from positions in two pipeline companies, Kinder Morgan, Inc. and Williams Cos., Inc. Both have benefitted from ongoing positive sentiment on LNG capacity growth and the energy needs to support the build out of artificial intelligence infrastructure. Within utilities, positions in Dominion Energy, Inc. and Vistra Corp., were the primary source of excess return. Both have benefitted from strong visibility in earnings, a likely more accommodative interest rate path, and secular demand for electricity that has been further propelled by data center growth.

At the sector level, the primary detractors from relative performance were consumer discretionary and financials. Within consumer discretionary, positions in Dollar Tree, Inc., a discount retailer, and SiriusXM Holdings, Inc., a tracking stock for satellite radio provider, SiriusXM, were the primary detractors.

The Fund’s small cap sleeve, sub-advised by Systematic Financial Management, L.P., posted strong absolute returns during the fiscal year ended October 31, 2024, while moderately trailing the Russell 2000® Value Index (the “Index”), a Fund benchmark.

From a sector attribution perspective, the sleeve’s underweight to financials and overweight to industrials hurt performance against the Index. The sleeve’s exposure to banks increased during the period, but not enough to fully capture the robust performance of financials as interest rates fell. Information technology shares, meanwhile, did not keep up with the market’s surge, in part due to profit taking and cyclical worries in the semiconductor industry. On the other hand, the small cap sleeve’s underweight to energy added nicely to relative returns amid weakness in oil and natural gas prices. Looking at individual stock selection, the sleeve’s health care stocks underperformed considerably, in part due to its under-exposure to an interest rate-driven biotech rally (and overweight to less-rate-sensitive pharmaceuticals). Selection in materials was also unfavorable. Finally, strong selection in industrials positively impacted relative performance.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2500™ Value Index
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$9,940	$9,943
6/30/2015	$9,933	$9,774	$9,839
7/31/2015	$9,810	$9,937	$9,693
8/31/2015	$9,238	$9,337	$9,221
9/30/2015	$8,847	$9,065	$8,896
10/31/2015	$9,503	$9,781	$9,423
11/30/2015	$9,767	$9,835	$9,582
12/31/2015	$9,333	$9,633	$9,143
1/31/2016	$8,656	$9,090	$8,582
2/29/2016	$8,614	$9,087	$8,675
3/31/2016	$9,445	$9,727	$9,447
4/30/2016	$9,541	$9,787	$9,631
5/31/2016	$9,764	$9,962	$9,801
6/30/2016	$9,637	$9,983	$9,860
7/31/2016	$10,072	$10,379	$10,309
8/31/2016	$10,249	$10,405	$10,401
9/30/2016	$10,269	$10,422	$10,469
10/31/2016	$9,995	$10,196	$10,156
11/30/2016	$11,031	$10,652	$11,129
12/31/2016	$11,327	$10,860	$11,447
1/31/2017	$11,490	$11,065	$11,510
2/28/2017	$11,829	$11,476	$11,724
3/31/2017	$11,886	$11,484	$11,633
4/30/2017	$11,963	$11,606	$11,621
5/31/2017	$11,959	$11,724	$11,368
6/30/2017	$12,147	$11,830	$11,670
7/31/2017	$12,355	$12,053	$11,761
8/31/2017	$12,037	$12,077	$11,557
9/30/2017	$12,396	$12,371	$12,117
10/31/2017	$12,474	$12,641	$12,184
11/30/2017	$13,033	$13,025	$12,583
12/31/2017	$13,093	$13,155	$12,633
1/31/2018	$13,375	$13,848	$12,792
2/28/2018	$12,862	$13,338	$12,164
3/31/2018	$12,936	$13,070	$12,298
4/30/2018	$12,904	$13,120	$12,431
5/31/2018	$13,149	$13,490	$12,942
6/30/2018	$13,384	$13,579	$13,011
7/31/2018	$13,717	$14,029	$13,269
8/31/2018	$14,013	$14,522	$13,571
9/30/2018	$13,814	$14,546	$13,359
10/31/2018	$12,816	$13,475	$12,217
11/30/2018	$13,043	$13,745	$12,447
12/31/2018	$11,614	$12,465	$11,072
1/31/2019	$12,826	$13,535	$12,309
2/28/2019	$13,236	$14,011	$12,693
3/31/2019	$13,127	$14,216	$12,524
4/30/2019	$13,658	$14,784	$12,963
5/31/2019	$12,732	$13,827	$11,985
6/30/2019	$13,548	$14,798	$12,761
7/31/2019	$13,678	$15,018	$12,844
8/31/2019	$13,028	$14,712	$12,218
9/30/2019	$13,689	$14,970	$12,777
10/31/2019	$13,855	$15,293	$12,961
11/30/2019	$14,167	$15,874	$13,279
12/31/2019	$14,536	$16,332	$13,681
1/31/2020	$14,143	$16,314	$13,182
2/29/2020	$12,733	$14,979	$11,911
3/31/2020	$9,703	$12,919	$8,941
4/30/2020	$10,962	$14,630	$10,124
5/31/2020	$11,506	$15,412	$10,586
6/30/2020	$11,624	$15,764	$10,783
7/31/2020	$11,974	$16,660	$11,107
8/31/2020	$12,432	$17,867	$11,612
9/30/2020	$12,006	$17,216	$11,165
10/31/2020	$12,286	$16,844	$11,417
11/30/2020	$14,213	$18,894	$13,415
12/31/2020	$15,087	$19,744	$14,348
1/31/2021	$15,206	$19,656	$14,665
2/28/2021	$16,384	$20,270	$15,970
3/31/2021	$17,427	$20,997	$16,762
4/30/2021	$18,154	$22,079	$17,482
5/31/2021	$18,567	$22,180	$17,837
6/30/2021	$18,268	$22,727	$17,601
7/31/2021	$18,111	$23,111	$17,343
8/31/2021	$18,513	$23,770	$17,709
9/30/2021	$17,997	$22,704	$17,237
10/31/2021	$18,637	$24,239	$18,056
11/30/2021	$18,143	$23,870	$17,427
12/31/2021	$19,261	$24,810	$18,334
1/31/2022	$18,749	$23,350	$17,402
2/28/2022	$18,833	$22,762	$17,686
3/31/2022	$19,105	$23,500	$18,058
4/30/2022	$18,127	$21,391	$16,835
5/31/2022	$18,893	$21,363	$17,157
6/30/2022	$17,137	$19,576	$15,279
7/31/2022	$18,417	$21,412	$16,758
8/31/2022	$17,759	$20,613	$16,232
9/30/2022	$16,027	$18,702	$14,591
10/31/2022	$17,638	$20,235	$16,131
11/30/2022	$18,549	$21,291	$16,942
12/31/2022	$17,686	$20,045	$15,935
1/31/2023	$19,069	$21,425	$17,527
2/28/2023	$18,520	$20,925	$17,031
3/31/2023	$17,871	$21,484	$16,157
4/30/2023	$17,798	$21,713	$15,942
5/31/2023	$17,177	$21,797	$15,487
6/30/2023	$18,480	$23,286	$16,863
7/31/2023	$19,373	$24,121	$17,852
8/31/2023	$19,036	$23,655	$17,165
9/30/2023	$18,268	$22,528	$16,246
10/31/2023	$17,474	$21,931	$15,335
11/30/2023	$18,592	$23,976	$16,726
12/31/2023	$19,881	$25,248	$18,481
1/31/2024	$19,659	$25,528	$17,963
2/29/2024	$20,326	$26,909	$18,683
3/31/2024	$21,347	$27,777	$19,603
4/30/2024	$20,263	$26,555	$18,371
5/31/2024	$20,853	$27,810	$19,145
6/30/2024	$20,326	$28,671	$18,759
7/31/2024	$22,062	$29,204	$20,278
8/31/2024	$21,951	$29,839	$20,278
9/30/2024	$21,958	$30,457	$20,565
10/31/2024	$21,673	$30,233	$20,306

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	24.03%	9.36%	8.55%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.45%
Russell 2500™ Value IndexFootnote Reference(b)	32.42%	9.39%	7.80%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 693,600,561
Holdings Count | Holding		220
Advisory Fees Paid, Amount		$ 5,336,493
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,600,561
Number of Portfolio Holdings	220
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waivers and reimbursements)	$5,336,493

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	15.4%
Industrials	14.3
Health Care	13.4
Consumer Staples	9.3
Utilities	8.5
Communication Services	7.7
Energy	6.8
Information Technology	6.4
Consumer Discretionary	6.2
Real Estate	4.5
Materials	4.3
Repurchase Agreements	3.4
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.4)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	1.7%
Dominion Energy, Inc.	1.6
NiSource, Inc.	1.5
Evergy, Inc.	1.4
OGE Energy Corp.	1.3
Commercial Metals Co.	1.3
Jazz Pharmaceuticals PLC	1.3
Bio-Rad Laboratories, Inc., Class A	1.2
Perrigo Co. PLC	1.2
Baxter International, Inc.	1.2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Material Fund Change Expenses [Text Block]

Effective on August 30, 2024:

• Transamerica Asset Management, Inc., the fund’s investment adviser, reduced its management fee schedule for the fund; and

• Annual Fund Operating Expenses of each class of the fund were restated to reflect the new management fee schedule.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000122141
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Equity Income
Class Name		Class A
Trading Symbol		TDFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.05%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s style was beneficial, as the higher quality areas of the market generally fared better than the deeper value areas, where companies tend to have higher debt levels and lower returns on equity.

Relative to the Russell 1000® Value Index, sector allocation led performance. The main driver of this was a low weighting to the energy sector, driven by the Fund’s sustainability criteria, as lower oil prices dragged on returns for the sector. An overweight to technology and underweight to the consumer staples sector also added value. In contrast, an overweight position in the health care sector was a headwind.

At the stock level, the two top contributors, Broadcom, Inc. and TSMC Global Ltd., benefited from the ongoing growth in artificial intelligence (”AI”) capabilities alongside a surging demand for larger, more capable data centers. Broadcom, Inc. which develops semiconductors for networking and infrastructure applications, saw a surge in demand due to its solutions addressing the needs of an increasing AI workload and the growing need for fast networking in data centers. As one of the world’s leading foundry businesses, TSMC Global Ltd., also benefited from the theme and saw a sharp rise in sales and increased gross margins thanks to higher utilization rates.

Financial stocks continued to receive a boost from the elevated rate environment and the Fund’s holdings in Citizens Financial Group, Inc. and Stifel Financial Corp., the latter of which was a new purchase during the period, added value.

In contrast, the Fund’s biggest detractor, Merck & Co., Inc. struggled primarily due to lower demand in China compared to previous years. This demand issue was partially offset by higher sales in the U.S. Gilead Sciences, Inc. and Bristol-Myers Squibb Co. also detracted, mainly as a result of performance in the early part of the period, when both issued below consensus results and disappointed the market on pipeline delivery. However, there were signs of progress as the period wore on and both stocks ended the period on a more positive trajectory.

Outside of health care, AGCO Corp. detracted. Data suggests the agricultural equipment market is in a downcycle, and this led to soft end demand and disappointing results for AGCO Corp. The position was sold from the Fund due to the deteriorating fundamentals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$9,448	$10,000	$10,000
11/30/2014	$9,660	$10,242	$10,205
12/31/2014	$9,658	$10,242	$10,267
1/31/2015	$9,292	$9,957	$9,857
2/28/2015	$9,746	$10,534	$10,334
3/31/2015	$9,668	$10,427	$10,193
4/30/2015	$9,712	$10,474	$10,289
5/31/2015	$9,757	$10,619	$10,412
6/30/2015	$9,595	$10,441	$10,204
7/31/2015	$9,743	$10,616	$10,249
8/31/2015	$9,233	$9,975	$9,639
9/30/2015	$8,906	$9,684	$9,348
10/31/2015	$9,479	$10,449	$10,053
11/30/2015	$9,560	$10,507	$10,091
12/31/2015	$9,374	$10,291	$9,874
1/31/2016	$8,981	$9,711	$9,364
2/29/2016	$8,963	$9,707	$9,362
3/31/2016	$9,478	$10,391	$10,036
4/30/2016	$9,688	$10,455	$10,247
5/31/2016	$9,723	$10,642	$10,406
6/30/2016	$9,795	$10,664	$10,496
7/31/2016	$10,068	$11,087	$10,801
8/31/2016	$10,121	$11,116	$10,884
9/30/2016	$9,974	$11,133	$10,861
10/31/2016	$9,886	$10,892	$10,693
11/30/2016	$10,515	$11,380	$11,304
12/31/2016	$10,744	$11,602	$11,587
1/31/2017	$10,826	$11,820	$11,669
2/28/2017	$11,273	$12,260	$12,089
3/31/2017	$11,182	$12,268	$11,965
4/30/2017	$11,172	$12,398	$11,943
5/31/2017	$11,274	$12,525	$11,931
6/30/2017	$11,497	$12,638	$12,126
7/31/2017	$11,477	$12,876	$12,287
8/31/2017	$11,405	$12,901	$12,144
9/30/2017	$11,815	$13,216	$12,504
10/31/2017	$11,898	$13,504	$12,595
11/30/2017	$12,197	$13,914	$12,980
12/31/2017	$12,453	$14,053	$13,170
1/31/2018	$12,873	$14,794	$13,679
2/28/2018	$12,199	$14,249	$13,026
3/31/2018	$12,004	$13,963	$12,797
4/30/2018	$12,137	$14,016	$12,839
5/31/2018	$12,059	$14,412	$12,915
6/30/2018	$12,082	$14,506	$12,947
7/31/2018	$12,572	$14,987	$13,460
8/31/2018	$12,651	$15,514	$13,659
9/30/2018	$12,603	$15,539	$13,686
10/31/2018	$11,874	$14,395	$12,977
11/30/2018	$12,121	$14,683	$13,364
12/31/2018	$10,916	$13,317	$12,081
1/31/2019	$11,817	$14,460	$13,021
2/28/2019	$12,109	$14,968	$13,437
3/31/2019	$12,151	$15,187	$13,523
4/30/2019	$12,391	$15,793	$14,003
5/31/2019	$11,498	$14,771	$13,102
6/30/2019	$12,336	$15,809	$14,043
7/31/2019	$12,510	$16,044	$14,159
8/31/2019	$12,269	$15,717	$13,743
9/30/2019	$12,701	$15,993	$14,233
10/31/2019	$12,875	$16,337	$14,432
11/30/2019	$13,198	$16,958	$14,878
12/31/2019	$13,452	$17,447	$15,288
1/31/2020	$12,949	$17,428	$14,959
2/29/2020	$11,684	$16,002	$13,510
3/31/2020	$9,431	$13,801	$11,201
4/30/2020	$10,244	$15,629	$12,460
5/31/2020	$10,658	$16,465	$12,887
6/30/2020	$10,558	$16,841	$12,802
7/31/2020	$10,805	$17,797	$13,308
8/31/2020	$11,067	$19,087	$13,858
9/30/2020	$10,728	$18,392	$13,518
10/31/2020	$10,620	$17,995	$13,340
11/30/2020	$12,152	$20,184	$15,135
12/31/2020	$12,385	$21,092	$15,715
1/31/2021	$12,369	$20,998	$15,571
2/28/2021	$12,572	$21,654	$16,512
3/31/2021	$13,394	$22,431	$17,484
4/30/2021	$13,723	$23,587	$18,183
5/31/2021	$14,161	$23,695	$18,607
6/30/2021	$14,116	$24,279	$18,394
7/31/2021	$14,430	$24,689	$18,541
8/31/2021	$14,932	$25,393	$18,909
9/30/2021	$14,117	$24,254	$18,251
10/31/2021	$14,965	$25,894	$19,178
11/30/2021	$14,431	$25,500	$18,502
12/31/2021	$15,108	$26,504	$19,669
1/31/2022	$14,409	$24,945	$19,211
2/28/2022	$13,967	$24,317	$18,988
3/31/2022	$14,400	$25,105	$19,524
4/30/2022	$13,512	$22,852	$18,423
5/31/2022	$13,623	$22,822	$18,781
6/30/2022	$12,563	$20,912	$17,140
7/31/2022	$13,213	$22,874	$18,276
8/31/2022	$12,767	$22,021	$17,732
9/30/2022	$11,656	$19,979	$16,177
10/31/2022	$12,814	$21,617	$17,836
11/30/2022	$13,841	$22,745	$18,950
12/31/2022	$13,348	$21,414	$18,186
1/31/2023	$13,911	$22,888	$19,129
2/28/2023	$13,555	$22,353	$18,454
3/31/2023	$13,283	$22,951	$18,369
4/30/2023	$13,226	$23,196	$18,646
5/31/2023	$12,718	$23,286	$17,927
6/30/2023	$13,508	$24,876	$19,118
7/31/2023	$13,735	$25,768	$19,790
8/31/2023	$13,376	$25,270	$19,256
9/30/2023	$12,758	$24,067	$18,513
10/31/2023	$12,569	$23,429	$17,860
11/30/2023	$13,384	$25,613	$19,207
12/31/2023	$14,129	$26,972	$20,271
1/31/2024	$14,339	$27,271	$20,292
2/29/2024	$14,873	$28,747	$21,041
3/31/2024	$15,513	$29,674	$22,092
4/30/2024	$14,862	$28,369	$21,149
5/31/2024	$15,264	$29,709	$21,819
6/30/2024	$15,312	$30,629	$21,614
7/31/2024	$15,984	$31,198	$22,719
8/31/2024	$16,445	$31,877	$23,328
9/30/2024	$16,758	$32,537	$23,652
10/31/2024	$16,527	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	24.19%	3.93%	5.15%
Class A	31.49%	5.12%	5.75%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 172,869,989
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 1,282,314
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,869,989
Number of Portfolio Holdings	47
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,314

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.7%
Industrials	18.9
Information Technology	16.2
Health Care	14.4
Consumer Staples	7.0
Materials	6.6
Real Estate	4.5
Consumer Discretionary	4.4
Communication Services	3.3
Utilities	2.4
Other Investment Company	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	3.9%
Texas Instruments, Inc.	3.7
Colgate-Palmolive Co.	3.6
MetLife, Inc.	3.5
CME Group, Inc.	3.5
Gilead Sciences, Inc.	3.5
Republic Services, Inc.	3.0
Packaging Corp. of America	2.9
Home Depot, Inc.	2.9
Merck & Co., Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Material Fund Change Strategies [Text Block]

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000122142
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Equity Income
Class Name		Class C
Trading Symbol		TDFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.90%

Expenses Paid, Amount		$ 219
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s style was beneficial, as the higher quality areas of the market generally fared better than the deeper value areas, where companies tend to have higher debt levels and lower returns on equity.

Relative to the Russell 1000® Value Index, sector allocation led performance. The main driver of this was a low weighting to the energy sector, driven by the Fund’s sustainability criteria, as lower oil prices dragged on returns for the sector. An overweight to technology and underweight to the consumer staples sector also added value. In contrast, an overweight position in the health care sector was a headwind.

At the stock level, the two top contributors, Broadcom, Inc. and TSMC Global Ltd., benefited from the ongoing growth in artificial intelligence (”AI”) capabilities alongside a surging demand for larger, more capable data centers. Broadcom, Inc. which develops semiconductors for networking and infrastructure applications, saw a surge in demand due to its solutions addressing the needs of an increasing AI workload and the growing need for fast networking in data centers. As one of the world’s leading foundry businesses, TSMC Global Ltd., also benefited from the theme and saw a sharp rise in sales and increased gross margins thanks to higher utilization rates.

Financial stocks continued to receive a boost from the elevated rate environment and the Fund’s holdings in Citizens Financial Group, Inc. and Stifel Financial Corp., the latter of which was a new purchase during the period, added value.

In contrast, the Fund’s biggest detractor, Merck & Co., Inc. struggled primarily due to lower demand in China compared to previous years. This demand issue was partially offset by higher sales in the U.S. Gilead Sciences, Inc. and Bristol-Myers Squibb Co. also detracted, mainly as a result of performance in the early part of the period, when both issued below consensus results and disappointed the market on pipeline delivery. However, there were signs of progress as the period wore on and both stocks ended the period on a more positive trajectory.

Outside of health care, AGCO Corp. detracted. Data suggests the agricultural equipment market is in a downcycle, and this led to soft end demand and disappointing results for AGCO Corp. The position was sold from the Fund due to the deteriorating fundamentals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,210	$10,242	$10,205
12/31/2014	$10,201	$10,242	$10,267
1/31/2015	$9,805	$9,957	$9,857
2/28/2015	$10,287	$10,534	$10,334
3/31/2015	$10,192	$10,427	$10,193
4/30/2015	$10,231	$10,474	$10,289
5/31/2015	$10,270	$10,619	$10,412
6/30/2015	$10,092	$10,441	$10,204
7/31/2015	$10,240	$10,616	$10,249
8/31/2015	$9,694	$9,975	$9,639
9/30/2015	$9,351	$9,684	$9,348
10/31/2015	$9,938	$10,449	$10,053
11/30/2015	$10,024	$10,507	$10,091
12/31/2015	$9,808	$10,291	$9,874
1/31/2016	$9,405	$9,711	$9,364
2/29/2016	$9,377	$9,707	$9,362
3/31/2016	$9,908	$10,391	$10,036
4/30/2016	$10,119	$10,455	$10,247
5/31/2016	$10,147	$10,642	$10,406
6/30/2016	$10,211	$10,664	$10,496
7/31/2016	$10,497	$11,087	$10,801
8/31/2016	$10,543	$11,116	$10,884
9/30/2016	$10,379	$11,133	$10,861
10/31/2016	$10,277	$10,892	$10,693
11/30/2016	$10,925	$11,380	$11,304
12/31/2016	$11,158	$11,602	$11,587
1/31/2017	$11,233	$11,820	$11,669
2/28/2017	$11,689	$12,260	$12,089
3/31/2017	$11,593	$12,268	$11,965
4/30/2017	$11,582	$12,398	$11,943
5/31/2017	$11,667	$12,525	$11,931
6/30/2017	$11,896	$12,638	$12,126
7/31/2017	$11,864	$12,876	$12,287
8/31/2017	$11,779	$12,901	$12,144
9/30/2017	$12,197	$13,216	$12,504
10/31/2017	$12,272	$13,504	$12,595
11/30/2017	$12,572	$13,914	$12,980
12/31/2017	$12,834	$14,053	$13,170
1/31/2018	$13,257	$14,794	$13,679
2/28/2018	$12,548	$14,249	$13,026
3/31/2018	$12,342	$13,963	$12,797
4/30/2018	$12,468	$14,016	$12,839
5/31/2018	$12,388	$14,412	$12,915
6/30/2018	$12,397	$14,506	$12,947
7/31/2018	$12,891	$14,987	$13,460
8/31/2018	$12,960	$15,514	$13,659
9/30/2018	$12,892	$15,539	$13,686
10/31/2018	$12,142	$14,395	$12,977
11/30/2018	$12,396	$14,683	$13,364
12/31/2018	$11,152	$13,317	$12,081
1/31/2019	$12,063	$14,460	$13,021
2/28/2019	$12,362	$14,968	$13,437
3/31/2019	$12,389	$15,187	$13,523
4/30/2019	$12,621	$15,793	$14,003
5/31/2019	$11,707	$14,771	$13,102
6/30/2019	$12,552	$15,809	$14,043
7/31/2019	$12,716	$16,044	$14,159
8/31/2019	$12,456	$15,717	$13,743
9/30/2019	$12,883	$15,993	$14,233
10/31/2019	$13,062	$16,337	$14,432
11/30/2019	$13,377	$16,958	$14,878
12/31/2019	$13,623	$17,447	$15,288
1/31/2020	$13,096	$17,428	$14,959
2/29/2020	$11,808	$16,002	$13,510
3/31/2020	$9,530	$13,801	$11,201
4/30/2020	$10,356	$15,629	$12,460
5/31/2020	$10,761	$16,465	$12,887
6/30/2020	$10,647	$16,841	$12,802
7/31/2020	$10,896	$17,797	$13,308
8/31/2020	$11,146	$19,087	$13,858
9/30/2020	$10,809	$18,392	$13,518
10/31/2020	$10,684	$17,995	$13,340
11/30/2020	$12,217	$20,184	$15,135
12/31/2020	$12,438	$21,092	$15,715
1/31/2021	$12,422	$20,998	$15,571
2/28/2021	$12,611	$21,654	$16,512
3/31/2021	$13,417	$22,431	$17,484
4/30/2021	$13,748	$23,587	$18,183
5/31/2021	$14,173	$23,695	$18,607
6/30/2021	$14,126	$24,279	$18,394
7/31/2021	$14,425	$24,689	$18,541
8/31/2021	$14,913	$25,393	$18,909
9/30/2021	$14,078	$24,254	$18,251
10/31/2021	$14,929	$25,894	$19,178
11/30/2021	$14,378	$25,500	$18,502
12/31/2021	$15,037	$26,504	$19,669
1/31/2022	$14,337	$24,945	$19,211
2/28/2022	$13,895	$24,317	$18,988
3/31/2022	$14,297	$25,105	$19,524
4/30/2022	$13,428	$22,852	$18,423
5/31/2022	$13,502	$22,822	$18,781
6/30/2022	$12,451	$20,912	$17,140
7/31/2022	$13,081	$22,874	$18,276
8/31/2022	$12,636	$22,021	$17,732
9/30/2022	$11,536	$19,979	$16,177
10/31/2022	$12,651	$21,617	$17,836
11/30/2022	$13,672	$22,745	$18,950
12/31/2022	$13,171	$21,414	$18,186
1/31/2023	$13,710	$22,888	$19,129
2/28/2023	$13,357	$22,353	$18,454
3/31/2023	$13,092	$22,951	$18,369
4/30/2023	$12,999	$23,196	$18,646
5/31/2023	$12,514	$23,286	$17,927
6/30/2023	$13,269	$24,876	$19,118
7/31/2023	$13,493	$25,768	$19,790
8/31/2023	$13,138	$25,270	$19,256
9/30/2023	$12,516	$24,067	$18,513
10/31/2023	$12,311	$23,429	$17,860
11/30/2023	$13,114	$25,613	$19,207
12/31/2023	$13,836	$26,972	$20,271
1/31/2024	$14,005	$27,271	$20,292
2/29/2024	$14,530	$28,747	$21,041
3/31/2024	$15,128	$29,674	$22,092
4/30/2024	$14,489	$28,369	$21,149
5/31/2024	$14,884	$29,709	$21,819
6/30/2024	$14,918	$30,629	$21,614
7/31/2024	$15,558	$31,198	$22,719
8/31/2024	$16,009	$31,877	$23,328
9/30/2024	$16,282	$32,537	$23,652
10/31/2024	$16,057	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	29.43%	4.22%	4.85%
Class C	30.43%	4.22%	4.85%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 172,869,989
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 1,282,314
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,869,989
Number of Portfolio Holdings	47
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,314

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.7%
Industrials	18.9
Information Technology	16.2
Health Care	14.4
Consumer Staples	7.0
Materials	6.6
Real Estate	4.5
Consumer Discretionary	4.4
Communication Services	3.3
Utilities	2.4
Other Investment Company	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	3.9%
Texas Instruments, Inc.	3.7
Colgate-Palmolive Co.	3.6
MetLife, Inc.	3.5
CME Group, Inc.	3.5
Gilead Sciences, Inc.	3.5
Republic Services, Inc.	3.0
Packaging Corp. of America	2.9
Home Depot, Inc.	2.9
Merck & Co., Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Material Fund Change Strategies [Text Block]

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000122143
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Equity Income
Class Name		Class I
Trading Symbol		TDFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.77%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s style was beneficial, as the higher quality areas of the market generally fared better than the deeper value areas, where companies tend to have higher debt levels and lower returns on equity.

Relative to the Russell 1000® Value Index, sector allocation led performance. The main driver of this was a low weighting to the energy sector, driven by the Fund’s sustainability criteria, as lower oil prices dragged on returns for the sector. An overweight to technology and underweight to the consumer staples sector also added value. In contrast, an overweight position in the health care sector was a headwind.

At the stock level, the two top contributors, Broadcom, Inc. and TSMC Global Ltd., benefited from the ongoing growth in artificial intelligence (”AI”) capabilities alongside a surging demand for larger, more capable data centers. Broadcom, Inc. which develops semiconductors for networking and infrastructure applications, saw a surge in demand due to its solutions addressing the needs of an increasing AI workload and the growing need for fast networking in data centers. As one of the world’s leading foundry businesses, TSMC Global Ltd., also benefited from the theme and saw a sharp rise in sales and increased gross margins thanks to higher utilization rates.

Financial stocks continued to receive a boost from the elevated rate environment and the Fund’s holdings in Citizens Financial Group, Inc. and Stifel Financial Corp., the latter of which was a new purchase during the period, added value.

In contrast, the Fund’s biggest detractor, Merck & Co., Inc. struggled primarily due to lower demand in China compared to previous years. This demand issue was partially offset by higher sales in the U.S. Gilead Sciences, Inc. and Bristol-Myers Squibb Co. also detracted, mainly as a result of performance in the early part of the period, when both issued below consensus results and disappointed the market on pipeline delivery. However, there were signs of progress as the period wore on and both stocks ended the period on a more positive trajectory.

Outside of health care, AGCO Corp. detracted. Data suggests the agricultural equipment market is in a downcycle, and this led to soft end demand and disappointing results for AGCO Corp. The position was sold from the Fund due to the deteriorating fundamentals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,217	$10,242	$10,205
12/31/2014	$10,227	$10,242	$10,267
1/31/2015	$9,839	$9,957	$9,857
2/28/2015	$10,320	$10,534	$10,334
3/31/2015	$10,241	$10,427	$10,193
4/30/2015	$10,288	$10,474	$10,289
5/31/2015	$10,335	$10,619	$10,412
6/30/2015	$10,160	$10,441	$10,204
7/31/2015	$10,325	$10,616	$10,249
8/31/2015	$9,784	$9,975	$9,639
9/30/2015	$9,442	$9,684	$9,348
10/31/2015	$10,049	$10,449	$10,053
11/30/2015	$10,135	$10,507	$10,091
12/31/2015	$9,932	$10,291	$9,874
1/31/2016	$9,525	$9,711	$9,364
2/29/2016	$9,506	$9,707	$9,362
3/31/2016	$10,056	$10,391	$10,036
4/30/2016	$10,279	$10,455	$10,247
5/31/2016	$10,316	$10,642	$10,406
6/30/2016	$10,388	$10,664	$10,496
7/31/2016	$10,687	$11,087	$10,801
8/31/2016	$10,743	$11,116	$10,884
9/30/2016	$10,583	$11,133	$10,861
10/31/2016	$10,488	$10,892	$10,693
11/30/2016	$11,166	$11,380	$11,304
12/31/2016	$11,403	$11,602	$11,587
1/31/2017	$11,490	$11,820	$11,669
2/28/2017	$11,976	$12,260	$12,089
3/31/2017	$11,884	$12,268	$11,965
4/30/2017	$11,873	$12,398	$11,943
5/31/2017	$11,971	$12,525	$11,931
6/30/2017	$12,213	$12,638	$12,126
7/31/2017	$12,191	$12,876	$12,287
8/31/2017	$12,126	$12,901	$12,144
9/30/2017	$12,568	$13,216	$12,504
10/31/2017	$12,645	$13,504	$12,595
11/30/2017	$12,974	$13,914	$12,980
12/31/2017	$13,244	$14,053	$13,170
1/31/2018	$13,702	$14,794	$13,679
2/28/2018	$12,985	$14,249	$13,026
3/31/2018	$12,779	$13,963	$12,797
4/30/2018	$12,921	$14,016	$12,839
5/31/2018	$12,839	$14,412	$12,915
6/30/2018	$12,868	$14,506	$12,947
7/31/2018	$13,391	$14,987	$13,460
8/31/2018	$13,474	$15,514	$13,659
9/30/2018	$13,417	$15,539	$13,686
10/31/2018	$12,652	$14,395	$12,977
11/30/2018	$12,915	$14,683	$13,364
12/31/2018	$11,640	$13,317	$12,081
1/31/2019	$12,586	$14,460	$13,021
2/28/2019	$12,911	$14,968	$13,437
3/31/2019	$12,947	$15,187	$13,523
4/30/2019	$13,203	$15,793	$14,003
5/31/2019	$12,265	$14,771	$13,102
6/30/2019	$13,165	$15,809	$14,043
7/31/2019	$13,336	$16,044	$14,159
8/31/2019	$13,093	$15,717	$13,743
9/30/2019	$13,546	$15,993	$14,233
10/31/2019	$13,747	$16,337	$14,432
11/30/2019	$14,091	$16,958	$14,878
12/31/2019	$14,352	$17,447	$15,288
1/31/2020	$13,831	$17,428	$14,959
2/29/2020	$12,481	$16,002	$13,510
3/31/2020	$10,080	$13,801	$11,201
4/30/2020	$10,948	$15,629	$12,460
5/31/2020	$11,391	$16,465	$12,887
6/30/2020	$11,289	$16,841	$12,802
7/31/2020	$11,553	$17,797	$13,308
8/31/2020	$11,817	$19,087	$13,858
9/30/2020	$11,476	$18,392	$13,518
10/31/2020	$11,361	$17,995	$13,340
11/30/2020	$13,000	$20,184	$15,135
12/31/2020	$13,253	$21,092	$15,715
1/31/2021	$13,236	$20,998	$15,571
2/28/2021	$13,453	$21,654	$16,512
3/31/2021	$14,321	$22,431	$17,484
4/30/2021	$14,707	$23,587	$18,183
5/31/2021	$15,177	$23,695	$18,607
6/30/2021	$15,135	$24,279	$18,394
7/31/2021	$15,471	$24,689	$18,541
8/31/2021	$16,008	$25,393	$18,909
9/30/2021	$15,126	$24,254	$18,251
10/31/2021	$16,052	$25,894	$19,178
11/30/2021	$15,463	$25,500	$18,502
12/31/2021	$16,214	$26,504	$19,669
1/31/2022	$15,465	$24,945	$19,211
2/28/2022	$14,991	$24,317	$18,988
3/31/2022	$15,442	$25,105	$19,524
4/30/2022	$14,570	$22,852	$18,423
5/31/2022	$14,689	$22,822	$18,781
6/30/2022	$13,539	$20,912	$17,140
7/31/2022	$14,237	$22,874	$18,276
8/31/2022	$13,779	$22,021	$17,732
9/30/2022	$12,573	$19,979	$16,177
10/31/2022	$13,830	$21,617	$17,836
11/30/2022	$14,959	$22,745	$18,950
12/31/2022	$14,413	$21,414	$18,186
1/31/2023	$15,021	$22,888	$19,129
2/28/2023	$14,636	$22,353	$18,454
3/31/2023	$14,369	$22,951	$18,369
4/30/2023	$14,288	$23,196	$18,646
5/31/2023	$13,759	$23,286	$17,927
6/30/2023	$14,600	$24,876	$19,118
7/31/2023	$14,866	$25,768	$19,790
8/31/2023	$14,478	$25,270	$19,256
9/30/2023	$13,817	$24,067	$18,513
10/31/2023	$13,591	$23,429	$17,860
11/30/2023	$14,493	$25,613	$19,207
12/31/2023	$15,306	$26,972	$20,271
1/31/2024	$15,533	$27,271	$20,292
2/29/2024	$16,110	$28,747	$21,041
3/31/2024	$16,811	$29,674	$22,092
4/30/2024	$16,107	$28,369	$21,149
5/31/2024	$16,563	$29,709	$21,819
6/30/2024	$16,601	$30,629	$21,614
7/31/2024	$17,329	$31,198	$22,719
8/31/2024	$17,850	$31,877	$23,328
9/30/2024	$18,176	$32,537	$23,652
10/31/2024	$17,946	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	32.04%	5.48%	6.02%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 172,869,989
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 1,282,314
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,869,989
Number of Portfolio Holdings	47
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,314

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.7%
Industrials	18.9
Information Technology	16.2
Health Care	14.4
Consumer Staples	7.0
Materials	6.6
Real Estate	4.5
Consumer Discretionary	4.4
Communication Services	3.3
Utilities	2.4
Other Investment Company	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	3.9%
Texas Instruments, Inc.	3.7
Colgate-Palmolive Co.	3.6
MetLife, Inc.	3.5
CME Group, Inc.	3.5
Gilead Sciences, Inc.	3.5
Republic Services, Inc.	3.0
Packaging Corp. of America	2.9
Home Depot, Inc.	2.9
Merck & Co., Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Material Fund Change Strategies [Text Block]

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000122144
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Equity Income
Class Name		Class I2
Trading Symbol		TRDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$88	0.76%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s style was beneficial, as the higher quality areas of the market generally fared better than the deeper value areas, where companies tend to have higher debt levels and lower returns on equity.

Relative to the Russell 1000® Value Index, sector allocation led performance. The main driver of this was a low weighting to the energy sector, driven by the Fund’s sustainability criteria, as lower oil prices dragged on returns for the sector. An overweight to technology and underweight to the consumer staples sector also added value. In contrast, an overweight position in the health care sector was a headwind.

At the stock level, the two top contributors, Broadcom, Inc. and TSMC Global Ltd., benefited from the ongoing growth in artificial intelligence (”AI”) capabilities alongside a surging demand for larger, more capable data centers. Broadcom, Inc. which develops semiconductors for networking and infrastructure applications, saw a surge in demand due to its solutions addressing the needs of an increasing AI workload and the growing need for fast networking in data centers. As one of the world’s leading foundry businesses, TSMC Global Ltd., also benefited from the theme and saw a sharp rise in sales and increased gross margins thanks to higher utilization rates.

Financial stocks continued to receive a boost from the elevated rate environment and the Fund’s holdings in Citizens Financial Group, Inc. and Stifel Financial Corp., the latter of which was a new purchase during the period, added value.

In contrast, the Fund’s biggest detractor, Merck & Co., Inc. struggled primarily due to lower demand in China compared to previous years. This demand issue was partially offset by higher sales in the U.S. Gilead Sciences, Inc. and Bristol-Myers Squibb Co. also detracted, mainly as a result of performance in the early part of the period, when both issued below consensus results and disappointed the market on pipeline delivery. However, there were signs of progress as the period wore on and both stocks ended the period on a more positive trajectory.

Outside of health care, AGCO Corp. detracted. Data suggests the agricultural equipment market is in a downcycle, and this led to soft end demand and disappointing results for AGCO Corp. The position was sold from the Fund due to the deteriorating fundamentals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Value Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,217	$10,242	$10,205
12/31/2014	$10,222	$10,242	$10,267
1/31/2015	$9,834	$9,957	$9,857
2/28/2015	$10,323	$10,534	$10,334
3/31/2015	$10,239	$10,427	$10,193
4/30/2015	$10,294	$10,474	$10,289
5/31/2015	$10,340	$10,619	$10,412
6/30/2015	$10,168	$10,441	$10,204
7/31/2015	$10,325	$10,616	$10,249
8/31/2015	$9,784	$9,975	$9,639
9/30/2015	$9,445	$9,684	$9,348
10/31/2015	$10,052	$10,449	$10,053
11/30/2015	$10,146	$10,507	$10,091
12/31/2015	$9,947	$10,291	$9,874
1/31/2016	$9,539	$9,711	$9,364
2/29/2016	$9,521	$9,707	$9,362
3/31/2016	$10,064	$10,391	$10,036
4/30/2016	$10,297	$10,455	$10,247
5/31/2016	$10,334	$10,642	$10,406
6/30/2016	$10,408	$10,664	$10,496
7/31/2016	$10,707	$11,087	$10,801
8/31/2016	$10,763	$11,116	$10,884
9/30/2016	$10,605	$11,133	$10,861
10/31/2016	$10,511	$10,892	$10,693
11/30/2016	$11,180	$11,380	$11,304
12/31/2016	$11,431	$11,602	$11,587
1/31/2017	$11,518	$11,820	$11,669
2/28/2017	$11,994	$12,260	$12,089
3/31/2017	$11,904	$12,268	$11,965
4/30/2017	$11,904	$12,398	$11,943
5/31/2017	$12,002	$12,525	$11,931
6/30/2017	$12,248	$12,638	$12,126
7/31/2017	$12,226	$12,876	$12,287
8/31/2017	$12,160	$12,901	$12,144
9/30/2017	$12,595	$13,216	$12,504
10/31/2017	$12,683	$13,504	$12,595
11/30/2017	$13,013	$13,914	$12,980
12/31/2017	$13,285	$14,053	$13,170
1/31/2018	$13,744	$14,794	$13,679
2/28/2018	$13,025	$14,249	$13,026
3/31/2018	$12,815	$13,963	$12,797
4/30/2018	$12,969	$14,016	$12,839
5/31/2018	$12,886	$14,412	$12,915
6/30/2018	$12,907	$14,506	$12,947
7/31/2018	$13,443	$14,987	$13,460
8/31/2018	$13,526	$15,514	$13,659
9/30/2018	$13,461	$15,539	$13,686
10/31/2018	$12,694	$14,395	$12,977
11/30/2018	$12,969	$14,683	$13,364
12/31/2018	$11,681	$13,317	$12,081
1/31/2019	$12,645	$14,460	$13,021
2/28/2019	$12,971	$14,968	$13,437
3/31/2019	$12,997	$15,187	$13,523
4/30/2019	$13,268	$15,793	$14,003
5/31/2019	$12,312	$14,771	$13,102
6/30/2019	$13,219	$15,809	$14,043
7/31/2019	$13,391	$16,044	$14,159
8/31/2019	$13,147	$15,717	$13,743
9/30/2019	$13,605	$15,993	$14,233
10/31/2019	$13,807	$16,337	$14,432
11/30/2019	$14,167	$16,958	$14,878
12/31/2019	$14,418	$17,447	$15,288
1/31/2020	$13,895	$17,428	$14,959
2/29/2020	$12,538	$16,002	$13,510
3/31/2020	$10,131	$13,801	$11,201
4/30/2020	$11,004	$15,629	$12,460
5/31/2020	$11,448	$16,465	$12,887
6/30/2020	$11,349	$16,841	$12,802
7/31/2020	$11,615	$17,797	$13,308
8/31/2020	$11,896	$19,087	$13,858
9/30/2020	$11,540	$18,392	$13,518
10/31/2020	$11,424	$17,995	$13,340
11/30/2020	$13,073	$20,184	$15,135
12/31/2020	$13,332	$21,092	$15,715
1/31/2021	$13,315	$20,998	$15,571
2/28/2021	$13,533	$21,654	$16,512
3/31/2021	$14,410	$22,431	$17,484
4/30/2021	$14,782	$23,587	$18,183
5/31/2021	$15,254	$23,695	$18,607
6/30/2021	$15,216	$24,279	$18,394
7/31/2021	$15,554	$24,689	$18,541
8/31/2021	$16,095	$25,393	$18,909
9/30/2021	$15,211	$24,254	$18,251
10/31/2021	$16,143	$25,894	$19,178
11/30/2021	$15,567	$25,500	$18,502
12/31/2021	$16,291	$26,504	$19,669
1/31/2022	$15,556	$24,945	$19,211
2/28/2022	$15,079	$24,317	$18,988
3/31/2022	$15,537	$25,105	$19,524
4/30/2022	$14,599	$22,852	$18,423
5/31/2022	$14,699	$22,822	$18,781
6/30/2022	$13,563	$20,912	$17,140
7/31/2022	$14,266	$22,874	$18,276
8/31/2022	$13,804	$22,021	$17,732
9/30/2022	$12,613	$19,979	$16,177
10/31/2022	$13,846	$21,617	$17,836
11/30/2022	$14,978	$22,745	$18,950
12/31/2022	$14,455	$21,414	$18,186
1/31/2023	$15,044	$22,888	$19,129
2/28/2023	$14,678	$22,353	$18,454
3/31/2023	$14,395	$22,951	$18,369
4/30/2023	$14,313	$23,196	$18,646
5/31/2023	$13,783	$23,286	$17,927
6/30/2023	$14,630	$24,876	$19,118
7/31/2023	$14,896	$25,768	$19,790
8/31/2023	$14,507	$25,270	$19,256
9/30/2023	$13,827	$24,067	$18,513
10/31/2023	$13,621	$23,429	$17,860
11/30/2023	$14,526	$25,613	$19,207
12/31/2023	$15,346	$26,972	$20,271
1/31/2024	$15,553	$27,271	$20,292
2/29/2024	$16,153	$28,747	$21,041
3/31/2024	$16,840	$29,674	$22,092
4/30/2024	$16,132	$28,369	$21,149
5/31/2024	$16,590	$29,709	$21,819
6/30/2024	$16,633	$30,629	$21,614
7/31/2024	$17,364	$31,198	$22,719
8/31/2024	$17,887	$31,877	$23,328
9/30/2024	$18,219	$32,537	$23,652
10/31/2024	$17,988	$32,298	$23,392

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	32.06%	5.43%	6.05%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 172,869,989
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 1,282,314
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,869,989
Number of Portfolio Holdings	47
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,314

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.7%
Industrials	18.9
Information Technology	16.2
Health Care	14.4
Consumer Staples	7.0
Materials	6.6
Real Estate	4.5
Consumer Discretionary	4.4
Communication Services	3.3
Utilities	2.4
Other Investment Company	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	3.9%
Texas Instruments, Inc.	3.7
Colgate-Palmolive Co.	3.6
MetLife, Inc.	3.5
CME Group, Inc.	3.5
Gilead Sciences, Inc.	3.5
Republic Services, Inc.	3.0
Packaging Corp. of America	2.9
Home Depot, Inc.	2.9
Merck & Co., Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Material Fund Change Strategies [Text Block]

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000156763
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Equity Income
Class Name		Class R6
Trading Symbol		TADFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.77%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s style was beneficial, as the higher quality areas of the market generally fared better than the deeper value areas, where companies tend to have higher debt levels and lower returns on equity.

Relative to the Russell 1000® Value Index, sector allocation led performance. The main driver of this was a low weighting to the energy sector, driven by the Fund’s sustainability criteria, as lower oil prices dragged on returns for the sector. An overweight to technology and underweight to the consumer staples sector also added value. In contrast, an overweight position in the health care sector was a headwind.

At the stock level, the two top contributors, Broadcom, Inc. and TSMC Global Ltd., benefited from the ongoing growth in artificial intelligence (”AI”) capabilities alongside a surging demand for larger, more capable data centers. Broadcom, Inc. which develops semiconductors for networking and infrastructure applications, saw a surge in demand due to its solutions addressing the needs of an increasing AI workload and the growing need for fast networking in data centers. As one of the world’s leading foundry businesses, TSMC Global Ltd., also benefited from the theme and saw a sharp rise in sales and increased gross margins thanks to higher utilization rates.

Financial stocks continued to receive a boost from the elevated rate environment and the Fund’s holdings in Citizens Financial Group, Inc. and Stifel Financial Corp., the latter of which was a new purchase during the period, added value.

In contrast, the Fund’s biggest detractor, Merck & Co., Inc. struggled primarily due to lower demand in China compared to previous years. This demand issue was partially offset by higher sales in the U.S. Gilead Sciences, Inc. and Bristol-Myers Squibb Co. also detracted, mainly as a result of performance in the early part of the period, when both issued below consensus results and disappointed the market on pipeline delivery. However, there were signs of progress as the period wore on and both stocks ended the period on a more positive trajectory.

Outside of health care, AGCO Corp. detracted. Data suggests the agricultural equipment market is in a downcycle, and this led to soft end demand and disappointing results for AGCO Corp. The position was sold from the Fund due to the deteriorating fundamentals.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
5/29/2015	$10,000	$10,000	$10,000
5/31/2015	$10,000	$9,940	$9,954
6/30/2015	$9,833	$9,774	$9,755
7/31/2015	$9,985	$9,937	$9,798
8/31/2015	$9,462	$9,337	$9,214
9/30/2015	$9,134	$9,065	$8,936
10/31/2015	$9,721	$9,781	$9,610
11/30/2015	$9,812	$9,835	$9,647
12/31/2015	$9,620	$9,633	$9,440
1/31/2016	$9,226	$9,090	$8,952
2/29/2016	$9,208	$9,087	$8,950
3/31/2016	$9,733	$9,727	$9,594
4/30/2016	$9,949	$9,787	$9,796
5/31/2016	$9,985	$9,962	$9,948
6/30/2016	$10,065	$9,983	$10,034
7/31/2016	$10,346	$10,379	$10,325
8/31/2016	$10,409	$10,405	$10,405
9/30/2016	$10,247	$10,422	$10,383
10/31/2016	$10,165	$10,196	$10,223
11/30/2016	$10,813	$10,652	$10,807
12/31/2016	$11,045	$10,860	$11,077
1/31/2017	$11,139	$11,065	$11,156
2/28/2017	$11,600	$11,476	$11,556
3/31/2017	$11,513	$11,484	$11,439
4/30/2017	$11,502	$11,606	$11,417
5/31/2017	$11,607	$11,724	$11,406
6/30/2017	$11,845	$11,830	$11,592
7/31/2017	$11,824	$12,053	$11,747
8/31/2017	$11,750	$12,077	$11,610
9/30/2017	$12,181	$12,371	$11,954
10/31/2017	$12,266	$12,641	$12,040
11/30/2017	$12,575	$13,025	$12,409
12/31/2017	$12,848	$13,155	$12,590
1/31/2018	$13,281	$13,848	$13,077
2/28/2018	$12,586	$13,338	$12,453
3/31/2018	$12,394	$13,070	$12,233
4/30/2018	$12,531	$13,120	$12,274
5/31/2018	$12,451	$13,490	$12,347
6/30/2018	$12,483	$13,579	$12,377
7/31/2018	$12,990	$14,029	$12,867
8/31/2018	$13,070	$14,522	$13,057
9/30/2018	$13,018	$14,546	$13,083
10/31/2018	$12,276	$13,475	$12,406
11/30/2018	$12,532	$13,745	$12,776
12/31/2018	$11,297	$12,465	$11,549
1/31/2019	$12,216	$13,535	$12,448
2/28/2019	$12,531	$14,011	$12,846
3/31/2019	$12,570	$14,216	$12,928
4/30/2019	$12,818	$14,784	$13,386
5/31/2019	$11,908	$13,827	$12,526
6/30/2019	$12,784	$14,798	$13,425
7/31/2019	$12,951	$15,018	$13,536
8/31/2019	$12,715	$14,712	$13,138
9/30/2019	$13,158	$14,970	$13,607
10/31/2019	$13,353	$15,293	$13,797
11/30/2019	$13,688	$15,874	$14,223
12/31/2019	$13,946	$16,332	$14,615
1/31/2020	$13,424	$16,314	$14,300
2/29/2020	$12,128	$14,979	$12,915
3/31/2020	$9,799	$12,919	$10,708
4/30/2020	$10,644	$14,630	$11,912
5/31/2020	$11,074	$15,412	$12,320
6/30/2020	$10,962	$15,764	$12,238
7/31/2020	$11,234	$16,660	$12,722
8/31/2020	$11,491	$17,867	$13,248
9/30/2020	$11,163	$17,216	$12,923
10/31/2020	$11,050	$16,844	$12,753
11/30/2020	$12,645	$18,894	$14,469
12/31/2020	$12,879	$19,744	$15,023
1/31/2021	$12,879	$19,656	$14,886
2/28/2021	$13,090	$20,270	$15,785
3/31/2021	$13,939	$20,997	$16,714
4/30/2021	$14,298	$22,079	$17,383
5/31/2021	$14,755	$22,180	$17,788
6/30/2021	$14,718	$22,727	$17,585
7/31/2021	$15,045	$23,111	$17,725
8/31/2021	$15,568	$23,770	$18,077
9/30/2021	$14,714	$22,704	$17,447
10/31/2021	$15,615	$24,239	$18,333
11/30/2021	$15,041	$23,870	$17,687
12/31/2021	$15,758	$24,810	$18,803
1/31/2022	$15,028	$23,350	$18,365
2/28/2022	$14,586	$22,762	$18,152
3/31/2022	$15,029	$23,500	$18,664
4/30/2022	$14,121	$21,391	$17,612
5/31/2022	$14,218	$21,363	$17,954
6/30/2022	$13,119	$19,576	$16,385
7/31/2022	$13,800	$21,412	$17,472
8/31/2022	$13,333	$20,613	$16,951
9/30/2022	$12,181	$18,702	$15,465
10/31/2022	$13,393	$20,235	$17,051
11/30/2022	$14,488	$21,291	$18,116
12/31/2022	$13,962	$20,045	$17,386
1/31/2023	$14,551	$21,425	$18,287
2/28/2023	$14,178	$20,925	$17,642
3/31/2023	$13,904	$21,484	$17,561
4/30/2023	$13,845	$21,713	$17,825
5/31/2023	$13,312	$21,797	$17,138
6/30/2023	$14,151	$23,286	$18,276
7/31/2023	$14,389	$24,121	$18,919
8/31/2023	$14,032	$23,655	$18,408
9/30/2023	$13,375	$22,528	$17,698
10/31/2023	$13,175	$21,931	$17,073
11/30/2023	$14,031	$23,976	$18,362
12/31/2023	$14,824	$25,248	$19,379
1/31/2024	$15,044	$25,528	$19,399
2/29/2024	$15,605	$26,909	$20,114
3/31/2024	$16,269	$27,777	$21,120
4/30/2024	$15,605	$26,555	$20,218
5/31/2024	$16,027	$27,810	$20,859
6/30/2024	$16,089	$28,671	$20,662
7/31/2024	$16,796	$29,204	$21,719
8/31/2024	$17,282	$29,839	$22,301
9/30/2024	$17,623	$30,457	$22,611
10/31/2024	$17,380	$30,233	$22,362

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 5/29/15
Class R6	31.91%	5.41%	6.04%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.45%
Russell 1000® Value IndexFootnote Reference(b)	30.98%	10.14%	8.91%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 172,869,989
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 1,282,314
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,869,989
Number of Portfolio Holdings	47
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,282,314

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Financials	21.7%
Industrials	18.9
Information Technology	16.2
Health Care	14.4
Consumer Staples	7.0
Materials	6.6
Real Estate	4.5
Consumer Discretionary	4.4
Communication Services	3.3
Utilities	2.4
Other Investment Company	1.1
Repurchase Agreements	0.6
Net Other Assets (Liabilities)Footnote Reference^	(1.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cisco Systems, Inc.	3.9%
Texas Instruments, Inc.	3.7
Colgate-Palmolive Co.	3.6
MetLife, Inc.	3.5
CME Group, Inc.	3.5
Gilead Sciences, Inc.	3.5
Republic Services, Inc.	3.0
Packaging Corp. of America	2.9
Home Depot, Inc.	2.9
Merck & Co., Inc.	2.7

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Material Fund Change Strategies [Text Block]

Effective August 6, 2024, the principal investment strategies of the Fund were revised to add an additional category to the sub-adviser’s sustainability investment framework and to describe the percentage of the Fund’s net assets that may be invested in issuers within each such category.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at 888-233-4339. The Fund's next prospectus will be available by March 1, 2025.

Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241767
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Growth Equity
Class Name		Class A
Trading Symbol		TSGDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	0.95%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past fiscal year ended October 31, 2024, U.S. equities showed resilience amid economic challenges, with the S&P 500® and NASDAQ indices boosted by gains tied to Artificial Intelligence and digital innovation. Mixed economic data, falling inflation, and softening labor indicators gave the U.S. Federal Reserve (“The Fed”) cover to ease monetary policy. The first half of 2024 was marked by extreme narrowness with mega cap tech dominating market performance, but this peaked in July and market participation broadened notably in recent months.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, which returned 43.77%. The relative underperformance was due to a combination of stock specific weakness and allocation headwinds. Additionally, the Fund faced a modest factor headwind during the period, primarily driven by its underweight exposure to size. From a sector perspective, relative weakness within the communication services and financials sectors outweighed relative strength within the industrials and consumer staples sectors.

Communication services was the top relative detractor over the period. The underperformance was predominantly due to the Fund’s lack of exposure to Meta Platforms Inc., a large benchmark holding that does not meet the Fund’s responsible investing criteria.

Financials also detracted from relative results. Payment technology service provider Global Payments, Inc. was a top detractor despite starting 2024 with notable momentum in the stock. However, as the year progressed, investor sentiment was adversely affected by concerns over a deceleration in organic growth and concerns around perceived structural challenges in their merchant transaction processing business. The sub-adviser’s view has been that these concerns are largely overblown and that investors would come to appreciate the durability and consistency of the business.

Industrials was the largest contributor, driven by stock specific strength, with notable contribution from investments in aerospace & defense and electrical equipment. Axon Enterprise, Inc., a developer, and manufacturer of non-lethal weapons for defense, was a top contributor. The stock outperformed following quarterly reports with strong revenue and EBITDA growth, repeatedly topping street expectations. Additionally, their higher-margin software segment gained increasing traction among customers during the period.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Growth Index
3/31/2023	$9,452	$10,000	$10,000
4/30/2023	$9,357	$10,107	$10,099
7/31/2023	$10,643	$11,227	$11,661
10/31/2023	$9,953	$10,208	$10,772
1/31/2024	$11,881	$11,882	$12,787
4/30/2024	$12,401	$12,360	$13,310
7/31/2024	$13,233	$13,593	$14,802
10/31/2024	$13,856	$14,072	$15,487

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class A with Load	31.60%	22.83%
Class A	39.22%	27.27%
Russell 3000®IndexFootnote Reference(a)	37.86%	24.03%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	31.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 7,741,149
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,741,149
Number of Portfolio Holdings	39
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	46.9%
Industrials	11.9
Health Care	10.6
Financials	10.0
Communication Services	9.3
Consumer Discretionary	9.0
Consumer Staples	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	11.6%
NVIDIA Corp.	10.8
Apple, Inc.	9.9
Amazon.com, Inc.	7.3
Alphabet, Inc., Class C	3.8
Alphabet, Inc., Class A	3.7
Visa, Inc., Class A	3.5
Ascendis Pharma AS	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4
Axon Enterprise, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241765
Shareholder Report [Line Items]
Fund Name		Transamerica Sustainable Growth Equity
Class Name		Class R6
Trading Symbol		TSGMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.55%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the past fiscal year ended October 31, 2024, U.S. equities showed resilience amid economic challenges, with the S&P 500® and NASDAQ indices boosted by gains tied to Artificial Intelligence and digital innovation. Mixed economic data, falling inflation, and softening labor indicators gave the U.S. Federal Reserve (“The Fed”) cover to ease monetary policy. The first half of 2024 was marked by extreme narrowness with mega cap tech dominating market performance, but this peaked in July and market participation broadened notably in recent months.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, which returned 43.77%. The relative underperformance was due to a combination of stock specific weakness and allocation headwinds. Additionally, the Fund faced a modest factor headwind during the period, primarily driven by its underweight exposure to size. From a sector perspective, relative weakness within the communication services and financials sectors outweighed relative strength within the industrials and consumer staples sectors.

Communication services was the top relative detractor over the period. The underperformance was predominantly due to the Fund’s lack of exposure to Meta Platforms Inc., a large benchmark holding that does not meet the Fund’s responsible investing criteria.

Financials also detracted from relative results. Payment technology service provider Global Payments, Inc. was a top detractor despite starting 2024 with notable momentum in the stock. However, as the year progressed, investor sentiment was adversely affected by concerns over a deceleration in organic growth and concerns around perceived structural challenges in their merchant transaction processing business. The sub-adviser’s view has been that these concerns are largely overblown and that investors would come to appreciate the durability and consistency of the business.

Industrials was the largest contributor, driven by stock specific strength, with notable contribution from investments in aerospace & defense and electrical equipment. Axon Enterprise, Inc., a developer, and manufacturer of non-lethal weapons for defense, was a top contributor. The stock outperformed following quarterly reports with strong revenue and EBITDA growth, repeatedly topping street expectations. Additionally, their higher-margin software segment gained increasing traction among customers during the period.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$9,900	$10,107	$10,099
7/31/2023	$11,280	$11,227	$11,661
10/31/2023	$10,550	$10,208	$10,772
1/31/2024	$12,615	$11,882	$12,787
4/30/2024	$13,175	$12,360	$13,310
7/31/2024	$14,076	$13,593	$14,802
10/31/2024	$14,747	$14,072	$15,487

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class R6	39.78%	27.75%
Russell 3000®IndexFootnote Reference(a)	37.86%	24.03%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	31.75%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 7,741,149
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,741,149
Number of Portfolio Holdings	39
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	46.9%
Industrials	11.9
Health Care	10.6
Financials	10.0
Communication Services	9.3
Consumer Discretionary	9.0
Consumer Staples	1.9
Net Other Assets (Liabilities)Footnote Reference^	0.4
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	11.6%
NVIDIA Corp.	10.8
Apple, Inc.	9.9
Amazon.com, Inc.	7.3
Alphabet, Inc., Class C	3.8
Alphabet, Inc., Class A	3.7
Visa, Inc., Class A	3.5
Ascendis Pharma AS	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4
Axon Enterprise, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241771
Shareholder Report [Line Items]
Fund Name		Transamerica UltraShort Bond
Class Name		Class A
Trading Symbol		TUSBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit relative to the benchmark drove the performance over the period, benefitting from additional yield and the positive impacts of spread compression on price compared to the benchmark. Duration positioning factors detracted from relative performance.

At a sector level, allocations to asset-backed securities (“ABS”) and commercial mortgage-backed securities were notable contributors to relative returns, as was the underweight allocation to government securities. Security selection in investment grade corporate credit also benefited relative returns with the largest contributions coming from banking, consumer cyclicals, and energy, and to a lesser extent, allocations to cash equivalent securities and investment grade corporate credit.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. The sub-adviser reduced the Fund’s allocations to commercial paper over the period while increasing exposure to investment grade corporate credit and ABS. The additions in ABS were largely made in high-quality, consumer-focused sub-sectors viewed favorably by the sub-adviser, including transactions backed by credit card receivables, auto loans, and timeshares. Increases in investment grade corporate credit primarily occurred in banking. This repositioning occurred as the sub-adviser viewed valuations on cash equivalent securities less favorably given increased expectations of Federal Funds Rate cuts by the Federal Reserve Open Market Committee. This repositioning also resulted in a narrowing of the Fund’s duration underweight relative to the benchmark, and the underweight was fully closed by period end.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	Bloomberg Short-Term Government Corporate Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,037	$10,061	$10,032
5/31/2023	$10,076	$9,957	$10,059
6/30/2023	$10,114	$9,941	$10,100
7/31/2023	$10,164	$9,951	$10,146
8/31/2023	$10,215	$9,891	$10,191
9/30/2023	$10,256	$9,655	$10,234
10/31/2023	$10,290	$9,510	$10,280
11/30/2023	$10,342	$9,938	$10,337
12/31/2023	$10,402	$10,315	$10,396
1/31/2024	$10,455	$10,291	$10,441
2/29/2024	$10,485	$10,167	$10,473
3/31/2024	$10,526	$10,267	$10,519
4/30/2024	$10,557	$10,027	$10,557
5/31/2024	$10,608	$10,193	$10,608
6/30/2024	$10,650	$10,287	$10,653
7/31/2024	$10,713	$10,520	$10,713
8/31/2024	$10,765	$10,675	$10,772
9/30/2024	$10,825	$10,821	$10,830
10/31/2024	$10,850	$10,576	$10,860

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class A with Load	5.44%	5.28%
Class A	5.44%	5.28%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.59%
Bloomberg Short-Term Government Corporate IndexFootnote Reference(b)	5.64%	5.34%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 30,606,557
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,606,557
Number of Portfolio Holdings	127
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0
Average MaturityFootnote Reference§	0.60 years
DurationFootnote Reference†	0.52 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	15.6%
AA	4.4
A	16.0
BBB	20.1
Not Rated	38.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Commercial Paper	39.5%
Corporate Debt Securities	35.3
Asset-Backed Securities	18.1
Repurchase Agreements	3.9
Mortgage-Backed Securities	2.7
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EIDP, Inc., 5.70%, 12/02/2024	2.3%
Liberty Street Funding LLC, 5.56%, 11/01/2024	2.1
Nutrien Ltd., 4.96%, 11/06/2024	2.0
Duke Energy Corp., 5.15%, 11/08/2024	1.6
American Honda Finance Corp., 4.99%, 12/12/2024	1.6
Ridgefield Funding Co. LLC, 4.84%, 12/13/2024	1.6
Victory Receivables Corp., 4.82%, 12/18/2024	1.6
Britannia Funding Co. LLC, 4.89%, 12/20/2024	1.6
Mont Blanc Capital Corp., 5.00%, 01/09/2025	1.6
Concord Minutemen Capital Co. LLC, 4.96%, 11/08/2024	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000241768
Shareholder Report [Line Items]
Fund Name		Transamerica UltraShort Bond
Class Name		Class I
Trading Symbol		TUSFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund’s overweight to credit relative to the benchmark drove the performance over the period, benefitting from additional yield and the positive impacts of spread compression on price compared to the benchmark. Duration positioning factors detracted from relative performance.

At a sector level, allocations to asset-backed securities (“ABS”) and commercial mortgage-backed securities were notable contributors to relative returns, as was the underweight allocation to government securities. Security selection in investment grade corporate credit also benefited relative returns with the largest contributions coming from banking, consumer cyclicals, and energy, and to a lesser extent, allocations to cash equivalent securities and investment grade corporate credit.

Over the period, the sub-adviser adjusted allocations in response to developments in the economic environment and to reflect evolving views on relative value across sectors. The sub-adviser reduced the Fund’s allocations to commercial paper over the period while increasing exposure to investment grade corporate credit and ABS. The additions in ABS were largely made in high-quality, consumer-focused sub-sectors viewed favorably by the sub-adviser, including transactions backed by credit card receivables, auto loans, and timeshares. Increases in investment grade corporate credit primarily occurred in banking. This repositioning occurred as the sub-adviser viewed valuations on cash equivalent securities less favorably given increased expectations of Federal Funds Rate cuts by the Federal Reserve Open Market Committee. This repositioning also resulted in a narrowing of the Fund’s duration underweight relative to the benchmark, and the underweight was fully closed by period end.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg Short-Term Government Corporate Index
3/31/2023	$10,000	$10,000	$10,000
4/30/2023	$10,040	$10,061	$10,032
5/31/2023	$10,073	$9,957	$10,059
6/30/2023	$10,123	$9,941	$10,100
7/31/2023	$10,176	$9,951	$10,146
8/31/2023	$10,220	$9,891	$10,191
9/30/2023	$10,264	$9,655	$10,234
10/31/2023	$10,311	$9,510	$10,280
11/30/2023	$10,366	$9,938	$10,337
12/31/2023	$10,429	$10,315	$10,396
1/31/2024	$10,485	$10,291	$10,441
2/29/2024	$10,518	$10,167	$10,473
3/31/2024	$10,563	$10,267	$10,519
4/30/2024	$10,596	$10,027	$10,557
5/31/2024	$10,651	$10,193	$10,608
6/30/2024	$10,696	$10,287	$10,653
7/31/2024	$10,763	$10,520	$10,713
8/31/2024	$10,818	$10,675	$10,772
9/30/2024	$10,881	$10,821	$10,830
10/31/2024	$10,901	$10,576	$10,860

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 3/31/23
Class I	5.73%	5.59%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	3.59%
Bloomberg Short-Term Government Corporate IndexFootnote Reference(b)	5.64%	5.34%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 30,606,557
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,606,557
Number of Portfolio Holdings	127
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (net of waivers and reimbursements)	$0
Average MaturityFootnote Reference§	0.60 years
DurationFootnote Reference†	0.52 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

AAA	15.6%
AA	4.4
A	16.0
BBB	20.1
Not Rated	38.4
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Commercial Paper	39.5%
Corporate Debt Securities	35.3
Asset-Backed Securities	18.1
Repurchase Agreements	3.9
Mortgage-Backed Securities	2.7
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

EIDP, Inc., 5.70%, 12/02/2024	2.3%
Liberty Street Funding LLC, 5.56%, 11/01/2024	2.1
Nutrien Ltd., 4.96%, 11/06/2024	2.0
Duke Energy Corp., 5.15%, 11/08/2024	1.6
American Honda Finance Corp., 4.99%, 12/12/2024	1.6
Ridgefield Funding Co. LLC, 4.84%, 12/13/2024	1.6
Victory Receivables Corp., 4.82%, 12/18/2024	1.6
Britannia Funding Co. LLC, 4.89%, 12/20/2024	1.6
Mont Blanc Capital Corp., 5.00%, 01/09/2025	1.6
Concord Minutemen Capital Co. LLC, 4.96%, 11/08/2024	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000149082
Shareholder Report [Line Items]
Fund Name		Transamerica Unconstrained Bond
Class Name		Class A
Trading Symbol		TUNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.11%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the portfolio managers actively manage duration and yield curve positioning.

During the fiscal year, U.S. inflation (as measured by the Consumer Price Index) declined as did the yield on 10-year U.S. Treasury notes. The sub-adviser increased overall portfolio duration from 3.2 years to 4.4 years as inflation came down closer to the Federal Reserve’s target range.

The Fund benefited from both asset allocation and security selection. The sub-adviser increased allocations to bank loans, contingent convertible and preferred securities, intermediate investment grade credit, and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to U.S. Treasuries, emerging markets investment grade sovereign debt, European investment grade corporates, and Japanese investment grade corporates.

The Fund benefited most from Asian high yield corporates, MBS, contingent convertible and preferred securities, and bank loans. Allocations to European and Japanese investment grade corporates did not perform as well, and the sub-adviser had the Fund exit these asset classes in the early part of the reporting period. The Fund had notable security selection contributions from contingent convertible and preferred securities, emerging markets investment grade corporate bonds, and investment grade collateralized loan obligations debt tranches.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Universal Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/1/2020	$9,525	$10,000	$10,000
10/31/2020	$9,618	$9,964	$10,001
11/30/2020	$9,946	$10,094	$10,002
12/31/2020	$10,079	$10,129	$10,003
1/31/2021	$10,105	$10,065	$10,004
2/28/2021	$10,162	$9,936	$10,005
3/31/2021	$10,158	$9,820	$10,006
4/30/2021	$10,213	$9,903	$10,006
5/31/2021	$10,249	$9,940	$10,006
6/30/2021	$10,296	$10,013	$10,006
7/31/2021	$10,284	$10,113	$10,006
8/31/2021	$10,333	$10,107	$10,007
9/30/2021	$10,328	$10,020	$10,007
10/31/2021	$10,303	$10,012	$10,007
11/30/2021	$10,199	$10,024	$10,007
12/31/2021	$10,283	$10,017	$10,008
1/31/2022	$10,201	$9,798	$10,008
2/28/2022	$10,052	$9,664	$10,009
3/31/2022	$10,018	$9,405	$10,012
4/30/2022	$9,890	$9,054	$10,013
5/31/2022	$9,826	$9,104	$10,020
6/30/2022	$9,590	$8,922	$10,022
7/31/2022	$9,691	$9,146	$10,028
8/31/2022	$9,665	$8,909	$10,044
9/30/2022	$9,432	$8,525	$10,069
10/31/2022	$9,392	$8,431	$10,085
11/30/2022	$9,572	$8,746	$10,117
12/31/2022	$9,593	$8,716	$10,154
1/31/2023	$9,759	$8,986	$10,185
2/28/2023	$9,695	$8,765	$10,219
3/31/2023	$9,717	$8,971	$10,263
4/30/2023	$9,750	$9,026	$10,295
5/31/2023	$9,677	$8,932	$10,335
6/30/2023	$9,759	$8,918	$10,383
7/31/2023	$9,857	$8,927	$10,424
8/31/2023	$9,821	$8,874	$10,471
9/30/2023	$9,726	$8,662	$10,519
10/31/2023	$9,645	$8,532	$10,566
11/30/2023	$9,948	$8,916	$10,613
12/31/2023	$10,221	$9,254	$10,663
1/31/2024	$10,243	$9,232	$10,708
2/29/2024	$10,247	$9,121	$10,752
3/31/2024	$10,349	$9,211	$10,801
4/30/2024	$10,230	$8,995	$10,847
5/31/2024	$10,375	$9,145	$10,899
6/30/2024	$10,431	$9,228	$10,943
7/31/2024	$10,621	$9,438	$10,992
8/31/2024	$10,750	$9,577	$11,045
9/30/2024	$10,867	$9,708	$11,093
10/31/2024	$10,728	$9,487	$11,135

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 10/1/20
Class A with Load	5.97%	1.73%
Class A	11.22%	2.95%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	(1.28%)
ICE BofA U.S. 3-Month Treasury Bill IndexFootnote Reference(b)	5.39%	2.67%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 154,784,924
Holdings Count | Holding		698
Advisory Fees Paid, Amount		$ 1,549,945
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,784,924
Number of Portfolio Holdings	698
Portfolio Turnover Rate	126%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,549,945
Average MaturityFootnote Reference§	8.93 years
DurationFootnote Reference†	4.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	3.6%
AAA	2.5
AA	2.6
A	9.3
BBB	17.6
BB	14.3
B	18.3
CCC and Below	1.9
Not Rated	3.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	41.4%
Loan Assignments	18.7
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	10.4
Asset-Backed Securities	8.3
U.S. Government Obligations	4.5
Other Investment Company	3.8
Preferred Stocks	0.9
Foreign Government Obligations	0.7
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.82%, 12/31/2030	10.3%
Federal National Mortgage Association, 2.50%, 02/01/2038	5.2
Federal National Mortgage Association, 2.50%, 02/01/2052	4.8
U.S. Treasury Bonds, 4.13%, 08/15/2044	2.7
TCW CLO Ltd., Class D, Series 2021-2A, 3-Month Term SOFR, 8.14%, 07/25/2034	1.9
Trinitas CLO XIV Ltd., Class CR, Series 2020-14A, 3-Month Term SOFR, 7.03%, 01/25/2034	1.9
Columbia Cent CLO 33 Ltd., Class A1, Series 2024-33A, 3-Month Term SOFR, 6.22%, 04/20/2037	1.4
Federal Home Loan Mortgage Corp., 5.50%, 08/01/2053	1.3
Government National Mortgage Association, 3.00%, 02/20/2052	1.2
Allegro CLO VIII-S Ltd., Class B, Series 2024-3A, 3-Month Term SOFR, 10/15/2037	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000149084
Shareholder Report [Line Items]
Fund Name		Transamerica Unconstrained Bond
Class Name		Class I
Trading Symbol		TUNIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.87%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the portfolio managers actively manage duration and yield curve positioning.

During the fiscal year, U.S. inflation (as measured by the Consumer Price Index) declined as did the yield on 10-year U.S. Treasury notes. The sub-adviser increased overall portfolio duration from 3.2 years to 4.4 years as inflation came down closer to the Federal Reserve’s target range.

The Fund benefited from both asset allocation and security selection. The sub-adviser increased allocations to bank loans, contingent convertible and preferred securities, intermediate investment grade credit, and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to U.S. Treasuries, emerging markets investment grade sovereign debt, European investment grade corporates, and Japanese investment grade corporates.

The Fund benefited most from Asian high yield corporates, MBS, contingent convertible and preferred securities, and bank loans. Allocations to European and Japanese investment grade corporates did not perform as well, and the sub-adviser had the Fund exit these asset classes in the early part of the reporting period. The Fund had notable security selection contributions from contingent convertible and preferred securities, emerging markets investment grade corporate bonds, and investment grade collateralized loan obligations debt tranches.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/8/2014	$10,000	$10,000	$10,000
12/31/2014	$9,962	$10,042	$10,000
1/31/2015	$10,037	$10,234	$10,000
2/28/2015	$10,130	$10,174	$10,000
3/31/2015	$10,150	$10,216	$10,000
4/30/2015	$10,259	$10,204	$10,001
5/31/2015	$10,287	$10,186	$10,001
6/30/2015	$10,205	$10,073	$10,001
7/31/2015	$10,215	$10,131	$10,000
8/31/2015	$10,113	$10,101	$10,002
9/30/2015	$9,994	$10,141	$10,002
10/31/2015	$10,095	$10,173	$10,001
11/30/2015	$10,039	$10,136	$10,002
12/31/2015	$9,895	$10,086	$10,005
1/31/2016	$9,688	$10,197	$10,006
2/29/2016	$9,568	$10,269	$10,008
3/31/2016	$9,933	$10,395	$10,013
4/30/2016	$10,162	$10,466	$10,015
5/31/2016	$10,218	$10,474	$10,016
6/30/2016	$10,191	$10,659	$10,020
7/31/2016	$10,387	$10,746	$10,023
8/31/2016	$10,471	$10,758	$10,025
9/30/2016	$10,510	$10,761	$10,030
10/31/2016	$10,585	$10,689	$10,032
11/30/2016	$10,463	$10,449	$10,034
12/31/2016	$10,641	$10,480	$10,038
1/31/2017	$10,832	$10,517	$10,042
2/28/2017	$10,949	$10,598	$10,047
3/31/2017	$11,010	$10,594	$10,048
4/30/2017	$11,031	$10,682	$10,055
5/31/2017	$11,049	$10,765	$10,060
6/30/2017	$11,070	$10,756	$10,069
7/31/2017	$11,123	$10,809	$10,077
8/31/2017	$11,135	$10,903	$10,087
9/30/2017	$11,184	$10,864	$10,095
10/31/2017	$11,228	$10,877	$10,104
11/30/2017	$11,255	$10,861	$10,113
12/31/2017	$11,293	$10,909	$10,124
1/31/2018	$11,374	$10,804	$10,136
2/28/2018	$11,284	$10,701	$10,146
3/31/2018	$11,249	$10,755	$10,159
4/30/2018	$11,275	$10,683	$10,173
5/31/2018	$11,192	$10,742	$10,189
6/30/2018	$11,153	$10,726	$10,206
7/31/2018	$11,251	$10,749	$10,222
8/31/2018	$11,236	$10,801	$10,240
9/30/2018	$11,309	$10,755	$10,255
10/31/2018	$11,212	$10,665	$10,274
11/30/2018	$11,096	$10,713	$10,295
12/31/2018	$10,909	$10,881	$10,314
1/31/2019	$11,204	$11,031	$10,334
2/28/2019	$11,362	$11,043	$10,352
3/31/2019	$11,406	$11,242	$10,375
4/30/2019	$11,539	$11,258	$10,395
5/31/2019	$11,474	$11,430	$10,419
6/30/2019	$11,572	$11,592	$10,441
7/31/2019	$11,645	$11,627	$10,461
8/31/2019	$11,657	$11,890	$10,482
9/30/2019	$11,692	$11,838	$10,501
10/31/2019	$11,686	$11,876	$10,521
11/30/2019	$11,702	$11,874	$10,534
12/31/2019	$11,828	$11,892	$10,549
1/31/2020	$11,909	$12,105	$10,563
2/29/2020	$11,797	$12,286	$10,579
3/31/2020	$10,701	$12,046	$10,610
4/30/2020	$11,139	$12,288	$10,610
5/31/2020	$11,435	$12,403	$10,611
6/30/2020	$11,638	$12,506	$10,612
7/31/2020	$11,952	$12,726	$10,614
8/31/2020	$12,086	$12,652	$10,615
9/30/2020	$12,001	$12,630	$10,616
10/31/2020	$12,134	$12,584	$10,617
11/30/2020	$12,549	$12,749	$10,618
12/31/2020	$12,718	$12,793	$10,619
1/31/2021	$12,753	$12,712	$10,620
2/28/2021	$12,825	$12,548	$10,621
3/31/2021	$12,822	$12,402	$10,622
4/30/2021	$12,895	$12,506	$10,622
5/31/2021	$12,944	$12,554	$10,622
6/30/2021	$13,006	$12,646	$10,622
7/31/2021	$12,993	$12,773	$10,623
8/31/2021	$13,070	$12,764	$10,623
9/30/2021	$13,067	$12,655	$10,624
10/31/2021	$13,039	$12,645	$10,623
11/30/2021	$12,898	$12,660	$10,624
12/31/2021	$13,002	$12,652	$10,625
1/31/2022	$12,901	$12,374	$10,624
2/28/2022	$12,713	$12,205	$10,626
3/31/2022	$12,687	$11,878	$10,629
4/30/2022	$12,540	$11,435	$10,630
5/31/2022	$12,448	$11,498	$10,638
6/30/2022	$12,151	$11,268	$10,640
7/31/2022	$12,281	$11,551	$10,645
8/31/2022	$12,251	$11,251	$10,663
9/30/2022	$11,957	$10,766	$10,689
10/31/2022	$11,911	$10,648	$10,706
11/30/2022	$12,141	$11,045	$10,740
12/31/2022	$12,169	$11,008	$10,779
1/31/2023	$12,383	$11,349	$10,813
2/28/2023	$12,317	$11,070	$10,848
3/31/2023	$12,333	$11,330	$10,895
4/30/2023	$12,377	$11,399	$10,929
5/31/2023	$12,301	$11,281	$10,972
6/30/2023	$12,407	$11,264	$11,022
7/31/2023	$12,520	$11,275	$11,066
8/31/2023	$12,477	$11,207	$11,116
9/30/2023	$12,358	$10,940	$11,167
10/31/2023	$12,258	$10,775	$11,217
11/30/2023	$12,645	$11,260	$11,267
12/31/2023	$12,994	$11,687	$11,320
1/31/2024	$13,025	$11,659	$11,368
2/29/2024	$13,033	$11,520	$11,415
3/31/2024	$13,165	$11,633	$11,466
4/30/2024	$13,016	$11,361	$11,515
5/31/2024	$13,203	$11,549	$11,570
6/30/2024	$13,293	$11,655	$11,618
7/31/2024	$13,522	$11,919	$11,670
8/31/2024	$13,690	$12,095	$11,725
9/30/2024	$13,842	$12,261	$11,776
10/31/2024	$13,666	$11,982	$11,821

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 12/8/14
Class I	11.49%	3.18%	3.21%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.84%
ICE BofA U.S. 3-Month Treasury Bill IndexFootnote Reference(b)	5.39%	2.36%	1.70%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 154,784,924
Holdings Count | Holding		698
Advisory Fees Paid, Amount		$ 1,549,945
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,784,924
Number of Portfolio Holdings	698
Portfolio Turnover Rate	126%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,549,945
Average MaturityFootnote Reference§	8.93 years
DurationFootnote Reference†	4.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	3.6%
AAA	2.5
AA	2.6
A	9.3
BBB	17.6
BB	14.3
B	18.3
CCC and Below	1.9
Not Rated	3.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	41.4%
Loan Assignments	18.7
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	10.4
Asset-Backed Securities	8.3
U.S. Government Obligations	4.5
Other Investment Company	3.8
Preferred Stocks	0.9
Foreign Government Obligations	0.7
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.82%, 12/31/2030	10.3%
Federal National Mortgage Association, 2.50%, 02/01/2038	5.2
Federal National Mortgage Association, 2.50%, 02/01/2052	4.8
U.S. Treasury Bonds, 4.13%, 08/15/2044	2.7
TCW CLO Ltd., Class D, Series 2021-2A, 3-Month Term SOFR, 8.14%, 07/25/2034	1.9
Trinitas CLO XIV Ltd., Class CR, Series 2020-14A, 3-Month Term SOFR, 7.03%, 01/25/2034	1.9
Columbia Cent CLO 33 Ltd., Class A1, Series 2024-33A, 3-Month Term SOFR, 6.22%, 04/20/2037	1.4
Federal Home Loan Mortgage Corp., 5.50%, 08/01/2053	1.3
Government National Mortgage Association, 3.00%, 02/20/2052	1.2
Allegro CLO VIII-S Ltd., Class B, Series 2024-3A, 3-Month Term SOFR, 10/15/2037	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000149085
Shareholder Report [Line Items]
Fund Name		Transamerica Unconstrained Bond
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$80	0.76%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. or non-U.S. sectors. On a portfolio level, the portfolio managers actively manage duration and yield curve positioning.

During the fiscal year, U.S. inflation (as measured by the Consumer Price Index) declined as did the yield on 10-year U.S. Treasury notes. The sub-adviser increased overall portfolio duration from 3.2 years to 4.4 years as inflation came down closer to the Federal Reserve’s target range.

The Fund benefited from both asset allocation and security selection. The sub-adviser increased allocations to bank loans, contingent convertible and preferred securities, intermediate investment grade credit, and mortgage-backed securities (“MBS”). The sub-adviser reduced allocations to U.S. Treasuries, emerging markets investment grade sovereign debt, European investment grade corporates, and Japanese investment grade corporates.

The Fund benefited most from Asian high yield corporates, MBS, contingent convertible and preferred securities, and bank loans. Allocations to European and Japanese investment grade corporates did not perform as well, and the sub-adviser had the Fund exit these asset classes in the early part of the reporting period. The Fund had notable security selection contributions from contingent convertible and preferred securities, emerging markets investment grade corporate bonds, and investment grade collateralized loan obligations debt tranches.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Bloomberg U.S. Universal Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/8/2014	$10,000	$10,000	$10,000
12/31/2014	$9,962	$10,042	$10,000
1/31/2015	$10,037	$10,234	$10,000
2/28/2015	$10,130	$10,174	$10,000
3/31/2015	$10,150	$10,216	$10,000
4/30/2015	$10,259	$10,204	$10,001
5/31/2015	$10,287	$10,186	$10,001
6/30/2015	$10,205	$10,073	$10,001
7/31/2015	$10,205	$10,131	$10,000
8/31/2015	$10,115	$10,101	$10,002
9/30/2015	$9,997	$10,141	$10,002
10/31/2015	$10,099	$10,173	$10,001
11/30/2015	$10,034	$10,136	$10,002
12/31/2015	$9,891	$10,086	$10,005
1/31/2016	$9,685	$10,197	$10,006
2/29/2016	$9,566	$10,269	$10,008
3/31/2016	$9,931	$10,395	$10,013
4/30/2016	$10,161	$10,466	$10,015
5/31/2016	$10,230	$10,474	$10,016
6/30/2016	$10,193	$10,659	$10,020
7/31/2016	$10,390	$10,746	$10,023
8/31/2016	$10,475	$10,758	$10,025
9/30/2016	$10,525	$10,761	$10,030
10/31/2016	$10,591	$10,689	$10,032
11/30/2016	$10,470	$10,449	$10,034
12/31/2016	$10,661	$10,480	$10,038
1/31/2017	$10,854	$10,517	$10,042
2/28/2017	$10,972	$10,598	$10,047
3/31/2017	$11,025	$10,594	$10,048
4/30/2017	$11,060	$10,682	$10,055
5/31/2017	$11,072	$10,765	$10,060
6/30/2017	$11,097	$10,756	$10,069
7/31/2017	$11,144	$10,809	$10,077
8/31/2017	$11,158	$10,903	$10,087
9/30/2017	$11,212	$10,864	$10,095
10/31/2017	$11,260	$10,877	$10,104
11/30/2017	$11,280	$10,861	$10,113
12/31/2017	$11,321	$10,909	$10,124
1/31/2018	$11,404	$10,804	$10,136
2/28/2018	$11,315	$10,701	$10,146
3/31/2018	$11,280	$10,755	$10,159
4/30/2018	$11,306	$10,683	$10,173
5/31/2018	$11,224	$10,742	$10,189
6/30/2018	$11,186	$10,726	$10,206
7/31/2018	$11,285	$10,749	$10,222
8/31/2018	$11,271	$10,801	$10,240
9/30/2018	$11,345	$10,755	$10,255
10/31/2018	$11,249	$10,665	$10,274
11/30/2018	$11,143	$10,713	$10,295
12/31/2018	$10,957	$10,881	$10,314
1/31/2019	$11,266	$11,031	$10,334
2/28/2019	$11,414	$11,043	$10,352
3/31/2019	$11,459	$11,242	$10,375
4/30/2019	$11,594	$11,258	$10,395
5/31/2019	$11,530	$11,430	$10,419
6/30/2019	$11,641	$11,592	$10,441
7/31/2019	$11,704	$11,627	$10,461
8/31/2019	$11,717	$11,890	$10,482
9/30/2019	$11,753	$11,838	$10,501
10/31/2019	$11,760	$11,876	$10,521
11/30/2019	$11,776	$11,874	$10,534
12/31/2019	$11,905	$11,892	$10,549
1/31/2020	$11,987	$12,105	$10,563
2/29/2020	$11,876	$12,286	$10,579
3/31/2020	$10,771	$12,046	$10,610
4/30/2020	$11,201	$12,288	$10,610
5/31/2020	$11,514	$12,403	$10,611
6/30/2020	$11,707	$12,506	$10,612
7/31/2020	$12,025	$12,726	$10,614
8/31/2020	$12,173	$12,652	$10,615
9/30/2020	$12,088	$12,630	$10,616
10/31/2020	$12,222	$12,584	$10,617
11/30/2020	$12,642	$12,749	$10,618
12/31/2020	$12,815	$12,793	$10,619
1/31/2021	$12,838	$12,712	$10,620
2/28/2021	$12,912	$12,548	$10,621
3/31/2021	$12,910	$12,402	$10,622
4/30/2021	$12,984	$12,506	$10,622
5/31/2021	$13,047	$12,554	$10,622
6/30/2021	$13,110	$12,646	$10,622
7/31/2021	$13,086	$12,773	$10,623
8/31/2021	$13,152	$12,764	$10,623
9/30/2021	$13,163	$12,655	$10,624
10/31/2021	$13,135	$12,645	$10,623
11/30/2021	$12,993	$12,660	$10,624
12/31/2021	$13,105	$12,652	$10,625
1/31/2022	$13,003	$12,374	$10,624
2/28/2022	$12,801	$12,205	$10,626
3/31/2022	$12,775	$11,878	$10,629
4/30/2022	$12,613	$11,435	$10,630
5/31/2022	$12,536	$11,498	$10,638
6/30/2022	$12,236	$11,268	$10,640
7/31/2022	$12,368	$11,551	$10,645
8/31/2022	$12,338	$11,251	$10,663
9/30/2022	$12,028	$10,766	$10,689
10/31/2022	$11,994	$10,648	$10,706
11/30/2022	$12,228	$11,045	$10,740
12/31/2022	$12,257	$11,008	$10,779
1/31/2023	$12,474	$11,349	$10,813
2/28/2023	$12,394	$11,070	$10,848
3/31/2023	$12,425	$11,330	$10,895
4/30/2023	$12,471	$11,399	$10,929
5/31/2023	$12,380	$11,281	$10,972
6/30/2023	$12,488	$11,264	$11,022
7/31/2023	$12,617	$11,275	$11,066
8/31/2023	$12,575	$11,207	$11,116
9/30/2023	$12,441	$10,940	$11,167
10/31/2023	$12,355	$10,775	$11,217
11/30/2023	$12,733	$11,260	$11,267
12/31/2023	$13,087	$11,687	$11,320
1/31/2024	$13,119	$11,659	$11,368
2/29/2024	$13,128	$11,520	$11,415
3/31/2024	$13,263	$11,633	$11,466
4/30/2024	$13,113	$11,361	$11,515
5/31/2024	$13,302	$11,549	$11,570
6/30/2024	$13,394	$11,655	$11,618
7/31/2024	$13,627	$11,919	$11,670
8/31/2024	$13,797	$12,095	$11,725
9/30/2024	$13,967	$12,261	$11,776
10/31/2024	$13,774	$11,982	$11,821

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years or Since Inception 12/8/14
Class I2	11.49%	3.21%	3.29%
Bloomberg U.S. Universal Bond IndexFootnote Reference(a)	11.20%	0.18%	1.84%
ICE BofA U.S. 3-Month Treasury Bill IndexFootnote Reference(b)	5.39%	2.36%	1.70%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 154,784,924
Holdings Count | Holding		698
Advisory Fees Paid, Amount		$ 1,549,945
InvestmentCompanyPortfolioTurnover		126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$154,784,924
Number of Portfolio Holdings	698
Portfolio Turnover Rate	126%
Total Advisory Fees Paid (net of waivers and reimbursements)	$1,549,945
Average MaturityFootnote Reference§	8.93 years
DurationFootnote Reference†	4.45 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Holdings [Text Block]

Credit Quality (Percentage of Net Assets)Footnote Reference‡

U.S. Government Obligations	3.6%
AAA	2.5
AA	2.6
A	9.3
BBB	17.6
BB	14.3
B	18.3
CCC and Below	1.9
Not Rated	3.5
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	41.4%
Loan Assignments	18.7
U.S. Government Agency Obligations	15.7
Short-Term Investment Companies	10.4
Asset-Backed Securities	8.3
U.S. Government Obligations	4.5
Other Investment Company	3.8
Preferred Stocks	0.9
Foreign Government Obligations	0.7
Common Stocks	0.2
Convertible Bonds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(4.7)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

State Street Institutional U.S. Government Money Market Fund, 4.82%, 12/31/2030	10.3%
Federal National Mortgage Association, 2.50%, 02/01/2038	5.2
Federal National Mortgage Association, 2.50%, 02/01/2052	4.8
U.S. Treasury Bonds, 4.13%, 08/15/2044	2.7
TCW CLO Ltd., Class D, Series 2021-2A, 3-Month Term SOFR, 8.14%, 07/25/2034	1.9
Trinitas CLO XIV Ltd., Class CR, Series 2020-14A, 3-Month Term SOFR, 7.03%, 01/25/2034	1.9
Columbia Cent CLO 33 Ltd., Class A1, Series 2024-33A, 3-Month Term SOFR, 6.22%, 04/20/2037	1.4
Federal Home Loan Mortgage Corp., 5.50%, 08/01/2053	1.3
Government National Mortgage Association, 3.00%, 02/20/2052	1.2
Allegro CLO VIII-S Ltd., Class B, Series 2024-3A, 3-Month Term SOFR, 10/15/2037	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000080716
Shareholder Report [Line Items]
Fund Name		Transamerica US Growth
Class Name		Class A
Trading Symbol		TADAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.02%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the trailing twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (“Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection in an effort to generate benchmark relative outperformance.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the period.

During the period, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to utilities and underweights to consumer staples and real estate contributed to relative performance the most. This was partially offset by overweight allocations to the health care and financials sectors and an underweight to the information technology sector, which detracted from relative performance.

The Fund’s largest relative detractors during the period included overweight in Estee Lauder Cos., Inc., Class A, a cosmetics company, and Lululemon Athletica, Inc. an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., a U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$9,449	$10,000	$10,000
11/30/2014	$9,769	$10,242	$10,317
12/31/2014	$9,723	$10,242	$10,209
1/31/2015	$9,559	$9,957	$10,053
2/28/2015	$10,303	$10,534	$10,723
3/31/2015	$10,188	$10,427	$10,601
4/30/2015	$10,200	$10,474	$10,654
5/31/2015	$10,363	$10,619	$10,804
6/30/2015	$10,218	$10,441	$10,614
7/31/2015	$10,611	$10,616	$10,974
8/31/2015	$9,958	$9,975	$10,307
9/30/2015	$9,710	$9,684	$10,052
10/31/2015	$10,544	$10,449	$10,918
11/30/2015	$10,502	$10,507	$10,949
12/31/2015	$10,339	$10,291	$10,788
1/31/2016	$9,695	$9,711	$10,186
2/29/2016	$9,609	$9,707	$10,181
3/31/2016	$10,265	$10,391	$10,868
4/30/2016	$10,191	$10,455	$10,769
5/31/2016	$10,476	$10,642	$10,978
6/30/2016	$10,407	$10,664	$10,935
7/31/2016	$10,872	$11,087	$11,451
8/31/2016	$10,742	$11,116	$11,394
9/30/2016	$10,717	$11,133	$11,436
10/31/2016	$10,445	$10,892	$11,167
11/30/2016	$10,550	$11,380	$11,410
12/31/2016	$10,584	$11,602	$11,551
1/31/2017	$10,983	$11,820	$11,941
2/28/2017	$11,445	$12,260	$12,437
3/31/2017	$11,578	$12,268	$12,580
4/30/2017	$11,882	$12,398	$12,868
5/31/2017	$12,262	$12,525	$13,203
6/30/2017	$12,129	$12,638	$13,168
7/31/2017	$12,471	$12,876	$13,518
8/31/2017	$12,597	$12,901	$13,766
9/30/2017	$12,622	$13,216	$13,945
10/31/2017	$13,135	$13,504	$14,485
11/30/2017	$13,509	$13,914	$14,925
12/31/2017	$13,625	$14,053	$15,041
1/31/2018	$14,656	$14,794	$16,107
2/28/2018	$14,326	$14,249	$15,684
3/31/2018	$14,004	$13,963	$15,254
4/30/2018	$14,046	$14,016	$15,308
5/31/2018	$14,719	$14,412	$15,978
6/30/2018	$14,944	$14,506	$16,132
7/31/2018	$15,316	$14,987	$16,606
8/31/2018	$16,193	$15,514	$17,514
9/30/2018	$16,256	$15,539	$17,612
10/31/2018	$14,677	$14,395	$16,037
11/30/2018	$14,888	$14,683	$16,207
12/31/2018	$13,584	$13,317	$14,814
1/31/2019	$14,989	$14,460	$16,145
2/28/2019	$15,637	$14,968	$16,723
3/31/2019	$15,952	$15,187	$17,199
4/30/2019	$16,813	$15,793	$17,976
5/31/2019	$15,771	$14,771	$16,840
6/30/2019	$16,813	$15,809	$17,997
7/31/2019	$17,136	$16,044	$18,403
8/31/2019	$16,765	$15,717	$18,262
9/30/2019	$16,955	$15,993	$18,265
10/31/2019	$17,491	$16,337	$18,779
11/30/2019	$18,360	$16,958	$19,613
12/31/2019	$18,930	$17,447	$20,204
1/31/2020	$19,340	$17,428	$20,656
2/29/2020	$17,895	$16,002	$19,249
3/31/2020	$15,987	$13,801	$17,356
4/30/2020	$18,348	$15,629	$19,924
5/31/2020	$19,622	$16,465	$21,261
6/30/2020	$20,409	$16,841	$22,187
7/31/2020	$21,804	$17,797	$23,894
8/31/2020	$23,942	$19,087	$26,360
9/30/2020	$23,035	$18,392	$25,120
10/31/2020	$22,171	$17,995	$24,267
11/30/2020	$24,584	$20,184	$26,751
12/31/2020	$25,723	$21,092	$27,982
1/31/2021	$25,375	$20,998	$27,775
2/28/2021	$25,572	$21,654	$27,768
3/31/2021	$26,023	$22,431	$28,245
4/30/2021	$27,620	$23,587	$30,167
5/31/2021	$27,160	$23,695	$29,750
6/30/2021	$28,626	$24,279	$31,616
7/31/2021	$29,424	$24,689	$32,658
8/31/2021	$30,401	$25,393	$33,879
9/30/2021	$28,691	$24,254	$31,982
10/31/2021	$30,749	$25,894	$34,752
11/30/2021	$30,373	$25,500	$34,964
12/31/2021	$30,920	$26,504	$35,704
1/31/2022	$28,269	$24,945	$32,639
2/28/2022	$26,900	$24,317	$31,253
3/31/2022	$27,820	$25,105	$32,476
4/30/2022	$24,623	$22,852	$28,554
5/31/2022	$23,907	$22,822	$27,890
6/30/2022	$21,715	$20,912	$25,681
7/31/2022	$24,356	$22,874	$28,763
8/31/2022	$23,169	$22,021	$27,423
9/30/2022	$20,838	$19,979	$24,757
10/31/2022	$21,843	$21,617	$26,204
11/30/2022	$22,773	$22,745	$27,398
12/31/2022	$21,135	$21,414	$25,301
1/31/2023	$23,068	$22,888	$27,409
2/28/2023	$22,577	$22,353	$27,084
3/31/2023	$24,141	$22,951	$28,935
4/30/2023	$24,387	$23,196	$29,221
5/31/2023	$25,471	$23,286	$30,553
6/30/2023	$27,327	$24,876	$32,642
7/31/2023	$27,986	$25,768	$33,742
8/31/2023	$27,617	$25,270	$33,439
9/30/2023	$26,120	$24,067	$31,620
10/31/2023	$25,795	$23,429	$31,170
11/30/2023	$28,489	$25,613	$34,568
12/31/2023	$29,883	$26,972	$36,098
1/31/2024	$30,821	$27,271	$36,999
2/29/2024	$33,301	$28,747	$39,523
3/31/2024	$33,869	$29,674	$40,219
4/30/2024	$32,246	$28,369	$38,513
5/31/2024	$33,509	$29,709	$40,819
6/30/2024	$35,514	$30,629	$43,571
7/31/2024	$34,830	$31,198	$42,830
8/31/2024	$35,688	$31,877	$43,722
9/30/2024	$36,591	$32,537	$44,961
10/31/2024	$36,151	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A with Load	32.46%	14.33%	13.71%
Class A	40.15%	15.63%	14.36%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,400,651,997
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,507,269
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,400,651,997
Number of Portfolio Holdings	64
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$14,507,269

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.9%
Communication Services	14.5
Consumer Discretionary	12.5
Health Care	8.9
Financials	6.8
Industrials	3.9
Consumer Staples	1.9
Real Estate	1.3
Materials	1.1
Energy	0.3
Utilities	0.3
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.6%
Apple, Inc.	8.6
Microsoft Corp.	7.1
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.2
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.9
Netflix, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000080718
Shareholder Report [Line Items]
Fund Name		Transamerica US Growth
Class Name		Class C
Trading Symbol		TADCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.81%

Expenses Paid, Amount		$ 216
Expense Ratio, Percent		1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the trailing twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (“Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection in an effort to generate benchmark relative outperformance.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the period.

During the period, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to utilities and underweights to consumer staples and real estate contributed to relative performance the most. This was partially offset by overweight allocations to the health care and financials sectors and an underweight to the information technology sector, which detracted from relative performance.

The Fund’s largest relative detractors during the period included overweight in Estee Lauder Cos., Inc., Class A, a cosmetics company, and Lululemon Athletica, Inc. an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., a U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,335	$10,242	$10,317
12/31/2014	$10,272	$10,242	$10,209
1/31/2015	$10,096	$9,957	$10,053
2/28/2015	$10,869	$10,534	$10,723
3/31/2015	$10,751	$10,427	$10,601
4/30/2015	$10,751	$10,474	$10,654
5/31/2015	$10,915	$10,619	$10,804
6/30/2015	$10,758	$10,441	$10,614
7/31/2015	$11,164	$10,616	$10,974
8/31/2015	$10,469	$9,975	$10,307
9/30/2015	$10,200	$9,684	$10,052
10/31/2015	$11,072	$10,449	$10,918
11/30/2015	$11,020	$10,507	$10,949
12/31/2015	$10,843	$10,291	$10,788
1/31/2016	$10,157	$9,711	$10,186
2/29/2016	$10,063	$9,707	$10,181
3/31/2016	$10,742	$10,391	$10,868
4/30/2016	$10,661	$10,455	$10,769
5/31/2016	$10,950	$10,642	$10,978
6/30/2016	$10,870	$10,664	$10,935
7/31/2016	$11,354	$11,087	$11,451
8/31/2016	$11,206	$11,116	$11,394
9/30/2016	$11,172	$11,133	$11,436
10/31/2016	$10,876	$10,892	$11,167
11/30/2016	$10,984	$11,380	$11,410
12/31/2016	$11,006	$11,602	$11,551
1/31/2017	$11,419	$11,820	$11,941
2/28/2017	$11,893	$12,260	$12,437
3/31/2017	$12,024	$12,268	$12,580
4/30/2017	$12,326	$12,398	$12,868
5/31/2017	$12,718	$12,525	$13,203
6/30/2017	$12,567	$12,638	$13,168
7/31/2017	$12,918	$12,876	$13,518
8/31/2017	$13,035	$12,901	$13,766
9/30/2017	$13,055	$13,216	$13,945
10/31/2017	$13,578	$13,504	$14,485
11/30/2017	$13,956	$13,914	$14,925
12/31/2017	$14,060	$14,053	$15,041
1/31/2018	$15,118	$14,794	$16,107
2/28/2018	$14,765	$14,249	$15,684
3/31/2018	$14,428	$13,963	$15,254
4/30/2018	$14,459	$14,016	$15,308
5/31/2018	$15,141	$14,412	$15,978
6/30/2018	$15,363	$14,506	$16,132
7/31/2018	$15,738	$14,987	$16,606
8/31/2018	$16,627	$15,514	$17,514
9/30/2018	$16,681	$15,539	$17,612
10/31/2018	$15,041	$14,395	$16,037
11/30/2018	$15,248	$14,683	$16,207
12/31/2018	$13,900	$13,317	$14,814
1/31/2019	$15,334	$14,460	$16,145
2/28/2019	$15,986	$14,968	$16,723
3/31/2019	$16,299	$15,187	$17,199
4/30/2019	$17,168	$15,793	$17,976
5/31/2019	$16,090	$14,771	$16,840
6/30/2019	$17,133	$15,809	$17,997
7/31/2019	$17,455	$16,044	$18,403
8/31/2019	$17,073	$15,717	$18,262
9/30/2019	$17,246	$15,993	$18,265
10/31/2019	$17,794	$16,337	$18,779
11/30/2019	$18,663	$16,958	$19,613
12/31/2019	$19,230	$17,447	$20,204
1/31/2020	$19,638	$17,428	$20,656
2/29/2020	$18,158	$16,002	$19,249
3/31/2020	$16,204	$13,801	$17,356
4/30/2020	$18,594	$15,629	$19,924
5/31/2020	$19,875	$16,465	$21,261
6/30/2020	$20,653	$16,841	$22,187
7/31/2020	$22,047	$17,797	$23,894
8/31/2020	$24,192	$19,087	$26,360
9/30/2020	$23,262	$18,392	$25,120
10/31/2020	$22,370	$17,995	$24,267
11/30/2020	$24,789	$20,184	$26,751
12/31/2020	$25,919	$21,092	$27,982
1/31/2021	$25,550	$20,998	$27,775
2/28/2021	$25,740	$21,654	$27,768
3/31/2021	$26,182	$22,431	$28,245
4/30/2021	$27,760	$23,587	$30,167
5/31/2021	$27,287	$23,695	$29,750
6/30/2021	$28,728	$24,279	$31,616
7/31/2021	$29,517	$24,689	$32,658
8/31/2021	$30,475	$25,393	$33,879
9/30/2021	$28,739	$24,254	$31,982
10/31/2021	$30,791	$25,894	$34,752
11/30/2021	$30,391	$25,500	$34,964
12/31/2021	$30,919	$26,504	$35,704
1/31/2022	$28,252	$24,945	$32,639
2/28/2022	$26,863	$24,317	$31,253
3/31/2022	$27,765	$25,105	$32,476
4/30/2022	$24,550	$22,852	$28,554
5/31/2022	$23,819	$22,822	$27,890
6/30/2022	$21,615	$20,912	$25,681
7/31/2022	$24,245	$22,874	$28,763
8/31/2022	$23,052	$22,021	$27,423
9/30/2022	$20,714	$19,979	$24,757
10/31/2022	$21,700	$21,617	$26,204
11/30/2022	$22,614	$22,745	$27,398
12/31/2022	$20,979	$21,414	$25,301
1/31/2023	$22,876	$22,888	$27,409
2/28/2023	$22,376	$22,353	$27,084
3/31/2023	$23,914	$22,951	$28,935
4/30/2023	$24,144	$23,196	$29,221
5/31/2023	$25,182	$23,286	$30,553
6/30/2023	$27,002	$24,876	$32,642
7/31/2023	$27,643	$25,768	$33,742
8/31/2023	$27,259	$25,270	$33,439
9/30/2023	$25,759	$24,067	$31,620
10/31/2023	$25,426	$23,429	$31,170
11/30/2023	$28,066	$25,613	$34,568
12/31/2023	$29,407	$26,972	$36,098
1/31/2024	$30,329	$27,271	$36,999
2/29/2024	$32,735	$28,747	$39,523
3/31/2024	$33,283	$29,674	$40,219
4/30/2024	$31,666	$28,369	$38,513
5/31/2024	$32,882	$29,709	$40,819
6/30/2024	$34,820	$30,629	$43,571
7/31/2024	$34,125	$31,198	$42,830
8/31/2024	$34,941	$31,877	$43,722
9/30/2024	$35,810	$32,537	$44,961
10/31/2024	$35,355	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C with Load	38.05%	14.72%	13.46%
Class C	39.05%	14.72%	13.46%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,400,651,997
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,507,269
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,400,651,997
Number of Portfolio Holdings	64
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$14,507,269

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.9%
Communication Services	14.5
Consumer Discretionary	12.5
Health Care	8.9
Financials	6.8
Industrials	3.9
Consumer Staples	1.9
Real Estate	1.3
Materials	1.1
Energy	0.3
Utilities	0.3
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.6%
Apple, Inc.	8.6
Microsoft Corp.	7.1
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.2
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.9
Netflix, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000081840
Shareholder Report [Line Items]
Fund Name		Transamerica US Growth
Class Name		Class I
Trading Symbol		TDEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.77%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the trailing twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (“Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection in an effort to generate benchmark relative outperformance.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the period.

During the period, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to utilities and underweights to consumer staples and real estate contributed to relative performance the most. This was partially offset by overweight allocations to the health care and financials sectors and an underweight to the information technology sector, which detracted from relative performance.

The Fund’s largest relative detractors during the period included overweight in Estee Lauder Cos., Inc., Class A, a cosmetics company, and Lululemon Athletica, Inc. an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., a U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,339	$10,242	$10,317
12/31/2014	$10,294	$10,242	$10,209
1/31/2015	$10,123	$9,957	$10,053
2/28/2015	$10,912	$10,534	$10,723
3/31/2015	$10,799	$10,427	$10,601
4/30/2015	$10,811	$10,474	$10,654
5/31/2015	$10,982	$10,619	$10,804
6/30/2015	$10,836	$10,441	$10,614
7/31/2015	$11,259	$10,616	$10,974
8/31/2015	$10,565	$9,975	$10,307
9/30/2015	$10,306	$9,684	$10,052
10/31/2015	$11,196	$10,449	$10,918
11/30/2015	$11,152	$10,507	$10,949
12/31/2015	$10,985	$10,291	$10,788
1/31/2016	$10,298	$9,711	$10,186
2/29/2016	$10,207	$9,707	$10,181
3/31/2016	$10,907	$10,391	$10,868
4/30/2016	$10,836	$10,455	$10,769
5/31/2016	$11,147	$10,642	$10,978
6/30/2016	$11,069	$10,664	$10,935
7/31/2016	$11,575	$11,087	$11,451
8/31/2016	$11,432	$11,116	$11,394
9/30/2016	$11,407	$11,133	$11,436
10/31/2016	$11,121	$10,892	$11,167
11/30/2016	$11,238	$11,380	$11,410
12/31/2016	$11,276	$11,602	$11,551
1/31/2017	$11,709	$11,820	$11,941
2/28/2017	$12,201	$12,260	$12,437
3/31/2017	$12,347	$12,268	$12,580
4/30/2017	$12,673	$12,398	$12,868
5/31/2017	$13,085	$12,525	$13,203
6/30/2017	$12,945	$12,638	$13,168
7/31/2017	$13,318	$12,876	$13,518
8/31/2017	$13,451	$12,901	$13,766
9/30/2017	$13,484	$13,216	$13,945
10/31/2017	$14,036	$13,504	$14,485
11/30/2017	$14,441	$13,914	$14,925
12/31/2017	$14,563	$14,053	$15,041
1/31/2018	$15,663	$14,794	$16,107
2/28/2018	$15,323	$14,249	$15,684
3/31/2018	$14,977	$13,963	$15,254
4/30/2018	$15,028	$14,016	$15,308
5/31/2018	$15,751	$14,412	$15,978
6/30/2018	$15,995	$14,506	$16,132
7/31/2018	$16,400	$14,987	$16,606
8/31/2018	$17,345	$15,514	$17,514
9/30/2018	$17,411	$15,539	$17,612
10/31/2018	$15,722	$14,395	$16,037
11/30/2018	$15,950	$14,683	$16,207
12/31/2018	$14,557	$13,317	$14,814
1/31/2019	$16,064	$14,460	$16,145
2/28/2019	$16,768	$14,968	$16,723
3/31/2019	$17,108	$15,187	$17,199
4/30/2019	$18,044	$15,793	$17,976
5/31/2019	$16,926	$14,771	$16,840
6/30/2019	$18,044	$15,809	$17,997
7/31/2019	$18,400	$16,044	$18,403
8/31/2019	$18,010	$15,717	$18,262
9/30/2019	$18,209	$15,993	$18,265
10/31/2019	$18,797	$16,337	$18,779
11/30/2019	$19,733	$16,958	$19,613
12/31/2019	$20,356	$17,447	$20,204
1/31/2020	$20,795	$17,428	$20,656
2/29/2020	$19,246	$16,002	$19,249
3/31/2020	$17,195	$13,801	$17,356
4/30/2020	$19,747	$15,629	$19,924
5/31/2020	$21,118	$16,465	$21,261
6/30/2020	$21,969	$16,841	$22,187
7/31/2020	$23,482	$17,797	$23,894
8/31/2020	$25,784	$19,087	$26,360
9/30/2020	$24,816	$18,392	$25,120
10/31/2020	$23,885	$17,995	$24,267
11/30/2020	$26,491	$20,184	$26,751
12/31/2020	$27,720	$21,092	$27,982
1/31/2021	$27,347	$20,998	$27,775
2/28/2021	$27,572	$21,654	$27,768
3/31/2021	$28,073	$22,431	$28,245
4/30/2021	$29,789	$23,587	$30,167
5/31/2021	$29,299	$23,695	$29,750
6/30/2021	$30,888	$24,279	$31,616
7/31/2021	$31,751	$24,689	$32,658
8/31/2021	$32,810	$25,393	$33,879
9/30/2021	$30,976	$24,254	$31,982
10/31/2021	$33,213	$25,894	$34,752
11/30/2021	$32,810	$25,500	$34,964
12/31/2021	$33,401	$26,504	$35,704
1/31/2022	$30,546	$24,945	$32,639
2/28/2022	$29,068	$24,317	$31,253
3/31/2022	$30,068	$25,105	$32,476
4/30/2022	$26,657	$22,852	$28,554
5/31/2022	$25,901	$22,822	$27,890
6/30/2022	$23,523	$20,912	$25,681
7/31/2022	$26,390	$22,874	$28,763
8/31/2022	$25,123	$22,021	$27,423
9/30/2022	$22,590	$19,979	$24,757
10/31/2022	$23,691	$21,617	$26,204
11/30/2022	$24,705	$22,745	$27,398
12/31/2022	$22,942	$21,414	$25,301
1/31/2023	$25,034	$22,888	$27,409
2/28/2023	$24,511	$22,353	$27,084
3/31/2023	$26,208	$22,951	$28,935
4/30/2023	$26,487	$23,196	$29,221
5/31/2023	$27,673	$23,286	$30,553
6/30/2023	$29,683	$24,876	$32,642
7/31/2023	$30,416	$25,768	$33,742
8/31/2023	$30,020	$25,270	$33,439
9/30/2023	$28,393	$24,067	$31,620
10/31/2023	$28,056	$23,429	$31,170
11/30/2023	$30,985	$25,613	$34,568
12/31/2023	$32,504	$26,972	$36,098
1/31/2024	$33,539	$27,271	$36,999
2/29/2024	$36,245	$28,747	$39,523
3/31/2024	$36,871	$29,674	$40,219
4/30/2024	$35,114	$28,369	$38,513
5/31/2024	$36,486	$29,709	$40,819
6/30/2024	$38,687	$30,629	$43,571
7/31/2024	$37,953	$31,198	$42,830
8/31/2024	$38,892	$31,877	$43,722
9/30/2024	$39,878	$32,537	$44,961
10/31/2024	$39,409	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	40.46%	15.96%	14.70%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,400,651,997
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,507,269
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,400,651,997
Number of Portfolio Holdings	64
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$14,507,269

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.9%
Communication Services	14.5
Consumer Discretionary	12.5
Health Care	8.9
Financials	6.8
Industrials	3.9
Consumer Staples	1.9
Real Estate	1.3
Materials	1.1
Energy	0.3
Utilities	0.3
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.6%
Apple, Inc.	8.6
Microsoft Corp.	7.1
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.2
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.9
Netflix, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000080720
Shareholder Report [Line Items]
Fund Name		Transamerica US Growth
Class Name		Class I2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$82	0.68%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the trailing twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (“Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection in an effort to generate benchmark relative outperformance.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the period.

During the period, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to utilities and underweights to consumer staples and real estate contributed to relative performance the most. This was partially offset by overweight allocations to the health care and financials sectors and an underweight to the information technology sector, which detracted from relative performance.

The Fund’s largest relative detractors during the period included overweight in Estee Lauder Cos., Inc., Class A, a cosmetics company, and Lululemon Athletica, Inc. an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., a U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class I2	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,339	$10,242	$10,317
12/31/2014	$10,293	$10,242	$10,209
1/31/2015	$10,122	$9,957	$10,053
2/28/2015	$10,913	$10,534	$10,723
3/31/2015	$10,799	$10,427	$10,601
4/30/2015	$10,812	$10,474	$10,654
5/31/2015	$10,989	$10,619	$10,804
6/30/2015	$10,843	$10,441	$10,614
7/31/2015	$11,267	$10,616	$10,974
8/31/2015	$10,578	$9,975	$10,307
9/30/2015	$10,318	$9,684	$10,052
10/31/2015	$11,210	$10,449	$10,918
11/30/2015	$11,166	$10,507	$10,949
12/31/2015	$11,002	$10,291	$10,788
1/31/2016	$10,318	$9,711	$10,186
2/29/2016	$10,227	$9,707	$10,181
3/31/2016	$10,930	$10,391	$10,868
4/30/2016	$10,859	$10,455	$10,769
5/31/2016	$11,165	$10,642	$10,978
6/30/2016	$11,093	$10,664	$10,935
7/31/2016	$11,594	$11,087	$11,451
8/31/2016	$11,464	$11,116	$11,394
9/30/2016	$11,438	$11,133	$11,436
10/31/2016	$11,151	$10,892	$11,167
11/30/2016	$11,269	$11,380	$11,410
12/31/2016	$11,303	$11,602	$11,551
1/31/2017	$11,737	$11,820	$11,941
2/28/2017	$12,238	$12,260	$12,437
3/31/2017	$12,385	$12,268	$12,580
4/30/2017	$12,713	$12,398	$12,868
5/31/2017	$13,127	$12,525	$13,203
6/30/2017	$12,987	$12,638	$13,168
7/31/2017	$13,361	$12,876	$13,518
8/31/2017	$13,495	$12,901	$13,766
9/30/2017	$13,528	$13,216	$13,945
10/31/2017	$14,083	$13,504	$14,485
11/30/2017	$14,491	$13,914	$14,925
12/31/2017	$14,617	$14,053	$15,041
1/31/2018	$15,731	$14,794	$16,107
2/28/2018	$15,382	$14,249	$15,684
3/31/2018	$15,040	$13,963	$15,254
4/30/2018	$15,092	$14,016	$15,308
5/31/2018	$15,820	$14,412	$15,978
6/30/2018	$16,065	$14,506	$16,132
7/31/2018	$16,474	$14,987	$16,606
8/31/2018	$17,425	$15,514	$17,514
9/30/2018	$17,491	$15,539	$17,612
10/31/2018	$15,798	$14,395	$16,037
11/30/2018	$16,028	$14,683	$16,207
12/31/2018	$14,633	$13,317	$14,814
1/31/2019	$16,151	$14,460	$16,145
2/28/2019	$16,860	$14,968	$16,723
3/31/2019	$17,201	$15,187	$17,199
4/30/2019	$18,135	$15,793	$17,976
5/31/2019	$17,026	$14,771	$16,840
6/30/2019	$18,144	$15,809	$17,997
7/31/2019	$18,502	$16,044	$18,403
8/31/2019	$18,119	$15,717	$18,262
9/30/2019	$18,319	$15,993	$18,265
10/31/2019	$18,911	$16,337	$18,779
11/30/2019	$19,861	$16,958	$19,613
12/31/2019	$20,480	$17,447	$20,204
1/31/2020	$20,931	$17,428	$20,656
2/29/2020	$19,371	$16,002	$19,249
3/31/2020	$17,315	$13,801	$17,356
4/30/2020	$19,876	$15,629	$19,924
5/31/2020	$21,265	$16,465	$21,261
6/30/2020	$22,121	$16,841	$22,187
7/31/2020	$23,646	$17,797	$23,894
8/31/2020	$25,972	$19,087	$26,360
9/30/2020	$24,989	$18,392	$25,120
10/31/2020	$24,060	$17,995	$24,267
11/30/2020	$26,685	$20,184	$26,751
12/31/2020	$27,931	$21,092	$27,982
1/31/2021	$27,556	$20,998	$27,775
2/28/2021	$27,793	$21,654	$27,768
3/31/2021	$28,287	$22,431	$28,245
4/30/2021	$30,026	$23,587	$30,167
5/31/2021	$29,532	$23,695	$29,750
6/30/2021	$31,133	$24,279	$31,616
7/31/2021	$32,012	$24,689	$32,658
8/31/2021	$33,089	$25,393	$33,879
9/30/2021	$31,231	$24,254	$31,982
10/31/2021	$33,484	$25,894	$34,752
11/30/2021	$33,089	$25,500	$34,964
12/31/2021	$33,694	$26,504	$35,704
1/31/2022	$30,818	$24,945	$32,639
2/28/2022	$29,330	$24,317	$31,253
3/31/2022	$30,337	$25,105	$32,476
4/30/2022	$26,857	$22,852	$28,554
5/31/2022	$26,085	$22,822	$27,890
6/30/2022	$23,701	$20,912	$25,681
7/31/2022	$26,588	$22,874	$28,763
8/31/2022	$25,312	$22,021	$27,423
9/30/2022	$22,761	$19,979	$24,757
10/31/2022	$23,869	$21,617	$26,204
11/30/2022	$24,898	$22,745	$27,398
12/31/2022	$23,117	$21,414	$25,301
1/31/2023	$25,230	$22,888	$27,409
2/28/2023	$24,704	$22,353	$27,084
3/31/2023	$26,421	$22,951	$28,935
4/30/2023	$26,701	$23,196	$29,221
5/31/2023	$27,892	$23,286	$30,553
6/30/2023	$29,935	$24,876	$32,642
7/31/2023	$30,670	$25,768	$33,742
8/31/2023	$30,273	$25,270	$33,439
9/30/2023	$28,639	$24,067	$31,620
10/31/2023	$28,300	$23,429	$31,170
11/30/2023	$31,254	$25,613	$34,568
12/31/2023	$32,791	$26,972	$36,098
1/31/2024	$33,843	$27,271	$36,999
2/29/2024	$36,561	$28,747	$39,523
3/31/2024	$37,202	$29,674	$40,219
4/30/2024	$35,425	$28,369	$38,513
5/31/2024	$36,827	$29,709	$40,819
6/30/2024	$39,038	$30,629	$43,571
7/31/2024	$38,301	$31,198	$42,830
8/31/2024	$39,256	$31,877	$43,722
9/30/2024	$40,258	$32,537	$44,961
10/31/2024	$39,787	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I2	40.59%	16.04%	14.81%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,400,651,997
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,507,269
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,400,651,997
Number of Portfolio Holdings	64
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$14,507,269

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.9%
Communication Services	14.5
Consumer Discretionary	12.5
Health Care	8.9
Financials	6.8
Industrials	3.9
Consumer Staples	1.9
Real Estate	1.3
Materials	1.1
Energy	0.3
Utilities	0.3
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.6%
Apple, Inc.	8.6
Microsoft Corp.	7.1
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.2
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.9
Netflix, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000228027
Shareholder Report [Line Items]
Fund Name		Transamerica US Growth
Class Name		Class R6
Trading Symbol		TAGHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.68%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the trailing twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (“Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection in an effort to generate benchmark relative outperformance.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the period.

During the period, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to utilities and underweights to consumer staples and real estate contributed to relative performance the most. This was partially offset by overweight allocations to the health care and financials sectors and an underweight to the information technology sector, which detracted from relative performance.

The Fund’s largest relative detractors during the period included overweight in Estee Lauder Cos., Inc., Class A, a cosmetics company, and Lululemon Athletica, Inc. an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., a U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
5/28/2021	$10,000	$10,000	$10,000
6/30/2021	$10,542	$10,247	$10,627
7/31/2021	$10,840	$10,420	$10,978
8/31/2021	$11,201	$10,717	$11,388
9/30/2021	$10,575	$10,236	$10,750
10/31/2021	$11,338	$10,928	$11,681
11/30/2021	$11,204	$10,762	$11,753
12/31/2021	$11,410	$11,186	$12,001
1/31/2022	$10,432	$10,528	$10,971
2/28/2022	$9,932	$10,263	$10,505
3/31/2022	$10,273	$10,595	$10,916
4/30/2022	$9,094	$9,645	$9,598
5/31/2022	$8,833	$9,632	$9,375
6/30/2022	$8,026	$8,826	$8,632
7/31/2022	$9,003	$9,654	$9,668
8/31/2022	$8,568	$9,294	$9,218
9/30/2022	$7,708	$8,432	$8,322
10/31/2022	$8,083	$9,123	$8,808
11/30/2022	$8,431	$9,599	$9,210
12/31/2022	$7,828	$9,037	$8,505
1/31/2023	$8,543	$9,660	$9,213
2/28/2023	$8,366	$9,434	$9,104
3/31/2023	$8,947	$9,686	$9,726
4/30/2023	$9,042	$9,789	$9,822
5/31/2023	$9,445	$9,828	$10,270
6/30/2023	$10,133	$10,499	$10,972
7/31/2023	$10,382	$10,875	$11,342
8/31/2023	$10,251	$10,665	$11,240
9/30/2023	$9,698	$10,157	$10,629
10/31/2023	$9,579	$9,888	$10,477
11/30/2023	$10,580	$10,810	$11,620
12/31/2023	$11,100	$11,383	$12,134
1/31/2024	$11,456	$11,509	$12,437
2/29/2024	$12,381	$12,132	$13,285
3/31/2024	$12,598	$12,524	$13,519
4/30/2024	$11,996	$11,973	$12,946
5/31/2024	$12,467	$12,538	$13,721
6/30/2024	$13,220	$12,926	$14,646
7/31/2024	$12,966	$13,167	$14,397
8/31/2024	$13,289	$13,453	$14,697
9/30/2024	$13,629	$13,732	$15,113
10/31/2024	$13,469	$13,631	$15,063

Average Annual Return [Table Text Block]
	1 Year	10 Years or Since Inception 5/28/21
Class R6	40.61%	9.10%
Russell 3000®IndexFootnote Reference(a)	37.86%	9.48%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	12.73%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,400,651,997
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,507,269
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,400,651,997
Number of Portfolio Holdings	64
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$14,507,269

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.9%
Communication Services	14.5
Consumer Discretionary	12.5
Health Care	8.9
Financials	6.8
Industrials	3.9
Consumer Staples	1.9
Real Estate	1.3
Materials	1.1
Energy	0.3
Utilities	0.3
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.6%
Apple, Inc.	8.6
Microsoft Corp.	7.1
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.2
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.9
Netflix, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus
C000110015
Shareholder Report [Line Items]
Fund Name		Transamerica US Growth
Class Name		Class T
Trading Symbol		TWMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number		888-233-4339
Additional Information Website		transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$85	0.71%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose over the trailing twelve-month period ended October 31, 2024. The S&P 500® Index surged to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (“Fed”) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy.

The sub-adviser’s portfolio management team adheres to a disciplined portfolio construction process that allows them to assess risk, weight individual positions accordingly, and in the process, build a portfolio that focuses largely on stock selection in an effort to generate benchmark relative outperformance.

The Fund underperformed the Russell 1000® Growth Index, a benchmark of the Fund, during the period.

During the period, weak stock selection within the consumer staples, consumer discretionary, and information technology sectors were the primary drivers of relative underperformance. This was partially offset by strong selection in the communication services, financials, and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, contributed to relative performance. The Fund’s overweight to utilities and underweights to consumer staples and real estate contributed to relative performance the most. This was partially offset by overweight allocations to the health care and financials sectors and an underweight to the information technology sector, which detracted from relative performance.

The Fund’s largest relative detractors during the period included overweight in Estee Lauder Cos., Inc., Class A, a cosmetics company, and Lululemon Athletica, Inc. an apparel company, and an underweight in NVIDIA Corp., a U.S.-based semiconductor company.

The Fund’s largest relative contributors during the period included an underweight position in Microsoft Corp., a U.S.-based software company, and overweight positions in Broadcom, Inc., a global technology company, and Vistra Corp., a U.S.-based energy company.

Performance Past Does Not Indicate Future [Text]		The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class T	Russell 3000® Index	Russell 1000® Growth Index
10/31/2014	$9,150	$10,000	$10,000
11/30/2014	$9,463	$10,242	$10,317
12/31/2014	$9,419	$10,242	$10,209
1/31/2015	$9,264	$9,957	$10,053
2/28/2015	$9,986	$10,534	$10,723
3/31/2015	$9,882	$10,427	$10,601
4/30/2015	$9,892	$10,474	$10,654
5/31/2015	$10,053	$10,619	$10,804
6/30/2015	$9,918	$10,441	$10,614
7/31/2015	$10,304	$10,616	$10,974
8/31/2015	$9,672	$9,975	$10,307
9/30/2015	$9,436	$9,684	$10,052
10/31/2015	$10,249	$10,449	$10,918
11/30/2015	$10,208	$10,507	$10,949
12/31/2015	$10,057	$10,291	$10,788
1/31/2016	$9,432	$9,711	$10,186
2/29/2016	$9,349	$9,707	$10,181
3/31/2016	$9,991	$10,391	$10,868
4/30/2016	$9,925	$10,455	$10,769
5/31/2016	$10,205	$10,642	$10,978
6/30/2016	$10,140	$10,664	$10,935
7/31/2016	$10,598	$11,087	$11,451
8/31/2016	$10,474	$11,116	$11,394
9/30/2016	$10,449	$11,133	$11,436
10/31/2016	$10,188	$10,892	$11,167
11/30/2016	$10,293	$11,380	$11,410
12/31/2016	$10,329	$11,602	$11,551
1/31/2017	$10,723	$11,820	$11,941
2/28/2017	$11,179	$12,260	$12,437
3/31/2017	$11,312	$12,268	$12,580
4/30/2017	$11,613	$12,398	$12,868
5/31/2017	$11,987	$12,525	$13,203
6/30/2017	$11,859	$12,638	$13,168
7/31/2017	$12,201	$12,876	$13,518
8/31/2017	$12,327	$12,901	$13,766
9/30/2017	$12,354	$13,216	$13,945
10/31/2017	$12,862	$13,504	$14,485
11/30/2017	$13,234	$13,914	$14,925
12/31/2017	$13,345	$14,053	$15,041
1/31/2018	$14,358	$14,794	$16,107
2/28/2018	$14,043	$14,249	$15,684
3/31/2018	$13,727	$13,963	$15,254
4/30/2018	$13,779	$14,016	$15,308
5/31/2018	$14,438	$14,412	$15,978
6/30/2018	$14,666	$14,506	$16,132
7/31/2018	$15,036	$14,987	$16,606
8/31/2018	$15,903	$15,514	$17,514
9/30/2018	$15,962	$15,539	$17,612
10/31/2018	$14,418	$14,395	$16,037
11/30/2018	$14,628	$14,683	$16,207
12/31/2018	$13,351	$13,317	$14,814
1/31/2019	$14,737	$14,460	$16,145
2/28/2019	$15,382	$14,968	$16,723
3/31/2019	$15,695	$15,187	$17,199
4/30/2019	$16,546	$15,793	$17,976
5/31/2019	$15,529	$14,771	$16,840
6/30/2019	$16,552	$15,809	$17,997
7/31/2019	$16,876	$16,044	$18,403
8/31/2019	$16,522	$15,717	$18,262
9/30/2019	$16,710	$15,993	$18,265
10/31/2019	$17,248	$16,337	$18,779
11/30/2019	$18,112	$16,958	$19,613
12/31/2019	$18,680	$17,447	$20,204
1/31/2020	$19,087	$17,428	$20,656
2/29/2020	$17,668	$16,002	$19,249
3/31/2020	$15,785	$13,801	$17,356
4/30/2020	$18,122	$15,629	$19,924
5/31/2020	$19,390	$16,465	$21,261
6/30/2020	$20,168	$16,841	$22,187
7/31/2020	$21,556	$17,797	$23,894
8/31/2020	$23,673	$19,087	$26,360
9/30/2020	$22,783	$18,392	$25,120
10/31/2020	$21,933	$17,995	$24,267
11/30/2020	$24,325	$20,184	$26,751
12/31/2020	$25,458	$21,092	$27,982
1/31/2021	$25,119	$20,998	$27,775
2/28/2021	$25,328	$21,654	$27,768
3/31/2021	$25,784	$22,431	$28,245
4/30/2021	$27,367	$23,587	$30,167
5/31/2021	$26,920	$23,695	$29,750
6/30/2021	$28,375	$24,279	$31,616
7/31/2021	$29,177	$24,689	$32,658
8/31/2021	$30,151	$25,393	$33,879
9/30/2021	$28,463	$24,254	$31,982
10/31/2021	$30,519	$25,894	$34,752
11/30/2021	$30,154	$25,500	$34,964
12/31/2021	$30,704	$26,504	$35,704
1/31/2022	$28,075	$24,945	$32,639
2/28/2022	$26,720	$24,317	$31,253
3/31/2022	$27,640	$25,105	$32,476
4/30/2022	$24,468	$22,852	$28,554
5/31/2022	$23,765	$22,822	$27,890
6/30/2022	$21,589	$20,912	$25,681
7/31/2022	$24,218	$22,874	$28,763
8/31/2022	$23,054	$22,021	$27,423
9/30/2022	$20,731	$19,979	$24,757
10/31/2022	$21,742	$21,617	$26,204
11/30/2022	$22,677	$22,745	$27,398
12/31/2022	$21,054	$21,414	$25,301
1/31/2023	$22,979	$22,888	$27,409
2/28/2023	$22,500	$22,353	$27,084
3/31/2023	$24,062	$22,951	$28,935
4/30/2023	$24,318	$23,196	$29,221
5/31/2023	$25,401	$23,286	$30,553
6/30/2023	$27,255	$24,876	$32,642
7/31/2023	$27,925	$25,768	$33,742
8/31/2023	$27,568	$25,270	$33,439
9/30/2023	$26,077	$24,067	$31,620
10/31/2023	$25,761	$23,429	$31,170
11/30/2023	$28,454	$25,613	$34,568
12/31/2023	$29,852	$26,972	$36,098
1/31/2024	$30,807	$27,271	$36,999
2/29/2024	$33,289	$28,747	$39,523
3/31/2024	$33,869	$29,674	$40,219
4/30/2024	$32,249	$28,369	$38,513
5/31/2024	$33,520	$29,709	$40,819
6/30/2024	$35,536	$30,629	$43,571
7/31/2024	$34,863	$31,198	$42,830
8/31/2024	$35,728	$31,877	$43,722
9/30/2024	$36,644	$32,537	$44,961
10/31/2024	$36,215	$32,298	$44,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class T	40.58%	15.99%	14.75%
Russell 3000®IndexFootnote Reference(a)	37.86%	14.60%	12.44%
Russell 1000® Growth IndexFootnote Reference(b)	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet		$ 2,400,651,997
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 14,507,269
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,400,651,997
Number of Portfolio Holdings	64
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (net of waivers and reimbursements)	$14,507,269

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

Common Stocks
Information Technology	47.9%
Communication Services	14.5
Consumer Discretionary	12.5
Health Care	8.9
Financials	6.8
Industrials	3.9
Consumer Staples	1.9
Real Estate	1.3
Materials	1.1
Energy	0.3
Utilities	0.3
Repurchase Agreements	0.7
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.6%
Apple, Inc.	8.6
Microsoft Corp.	7.1
Amazon.com, Inc.	5.1
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.8
Broadcom, Inc.	4.2
Eli Lilly & Co.	3.2
Mastercard, Inc., Class A	2.9
Netflix, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address		transamerica.com/investments/mutual-fund-prospectus